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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)  (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 3/31/11

Item 1. Schedule of Investments.

Invesco V.I. Basic Balanced Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VIBBA-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—68.36%

Air Freight & Logistics—0.35%
FedEx Corp.	1,131	$105,805

Asset Management & Custody Banks—0.75%
State Street Corp.	5,083	228,430

Automobile Manufacturers—0.57%
Ford Motor Co. (b)	6,001	89,475
General Motors Co. (b)	2,717	84,308

		173,783

Cable & Satellite—2.29%
Comcast Corp. -Class A	16,377	404,839
Time Warner Cable Inc.	4,128	294,492

		699,331

Communications Equipment—0.57%
Cisco Systems, Inc.	10,221	175,290

Computer Hardware—1.94%
Dell Inc. (b)	19,006	275,777
Hewlett-Packard Co.	7,757	317,804

		593,581

Consumer Electronics—0.68%
Sony Corp. — ADR (Japan)	6,522	207,595

Data Processing & Outsourced Services—0.79%
Western Union Co.	11,680	242,594

Diversified Banks—1.10%
U.S. Bancorp	4,902	129,560
Wells Fargo & Co.	6,490	205,733

		335,293

Diversified Chemicals—1.39%
Dow Chemical Co. (The)	5,462	206,190
PPG Industries, Inc.	2,299	218,888

		425,078

Diversified Support Services—0.39%
Cintas Corp.	3,902	118,114

Drug Retail—1.00%
Walgreen Co.	7,604	305,225

Electric Utilities—2.54%
American Electric Power Co., Inc.	11,339	398,452
Edison International	3,283	120,125
Entergy Corp.	1,734	116,542
FirstEnergy Corp.	3,819	141,647

		776,766

Food Distributors—0.71%
Sysco Corp.	7,876	218,165

Health Care Distributors—0.48%
Cardinal Health, Inc.	3,548	145,929

Health Care Equipment—0.61%
Covidien PLC (Ireland)	1,012	52,563
Medtronic, Inc.	3,398	133,712

		186,275

Health Care Facilities—0.12%
HCA Holdings, Inc. (b)	1,084	36,715

Home Improvement Retail—0.98%
Home Depot, Inc. (The)	8,082	299,519

Household Products—1.66%
Energizer Holdings, Inc. (b)	1,147	81,621
Procter & Gamble Co. (The)	6,944	427,750

		509,371

Human Resource & Employment Services—0.80%
Manpower, Inc.	2,195	138,022
Robert Half International, Inc.	3,445	105,417

		243,439

Industrial Conglomerates—4.34%
General Electric Co.	44,369	889,598
Tyco International Ltd.	9,806	439,015

		1,328,613

Industrial Machinery—0.84%
Dover Corp.	339	22,286
Ingersoll-Rand PLC (Ireland)	4,880	235,753

		258,039

Insurance Brokers—1.97%
Marsh & McLennan Cos., Inc.	20,216	602,639

Integrated Oil & Gas—5.78%
ConocoPhillips	1,764	140,873
Exxon Mobil Corp.	2,932	246,669
Hess Corp.	4,494	382,934
Occidental Petroleum Corp.	5,317	555,573
Royal Dutch Shell PLC — ADR (United Kingdom)	6,056	441,240

		1,767,289

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Shares	Value

Integrated Telecommunication Services—0.79%
Verizon Communications Inc.	6,271	$241,684

Internet Software & Services—2.23%
eBay Inc. (b)	14,631	454,146
Yahoo! Inc. (b)	13,792	229,637

		683,783

Investment Banking & Brokerage—2.07%
Charles Schwab Corp. (The)	17,103	308,367
Morgan Stanley	11,840	323,469

		631,836

IT Consulting & Other Services—0.62%
Amdocs Ltd. (b)	6,534	188,506

Life & Health Insurance—0.56%
Principal Financial Group, Inc.	5,354	171,917

Managed Health Care—1.49%
UnitedHealth Group, Inc.	10,103	456,656

Movies & Entertainment—2.90%
Time Warner Inc.	9,691	345,969
Viacom Inc. -Class B	11,625	540,795

		886,764

Office Services & Supplies—0.43%
Avery Dennison Corp.	3,134	131,503

Oil & Gas Equipment & Services—1.84%
Baker Hughes Inc.	1,229	90,245
Cameron International Corp. (b)	1,758	100,382
Schlumberger Ltd.	3,980	371,175

		561,802

Oil & Gas Exploration & Production—2.94%
Anadarko Petroleum Corp.	6,381	522,731
Devon Energy Corp.	2,745	251,909
Noble Energy, Inc.	1,287	124,389

		899,029

Oil & Gas Storage & Transportation—0.40%
Williams Cos., Inc. (The)	3,950	123,161

Other Diversified Financial Services—5.59%
Bank of America Corp.	28,938	385,743
Citigroup Inc. (b)	68,362	302,160
JPMorgan Chase & Co.	22,148	1,021,023

		1,708,926

Packaged Foods & Meats—1.75%
Kraft Foods Inc. -Class A	8,963	281,080
Unilever N.V. — New York Shares (Netherlands)	8,099	253,984

		535,064

Personal Products—1.08%
Avon Products, Inc.	12,278	331,997

Pharmaceuticals—4.00%
Abbott Laboratories	2,792	136,948
Bristol-Myers Squibb Co.	11,860	313,460
Merck & Co., Inc.	4,927	162,640
Pfizer Inc.	24,912	505,963
Roche Holding AG — ADR (Switzerland)	2,901	104,009

		1,223,020

Property & Casualty Insurance—0.50%
Chubb Corp. (The)	2,499	153,214

Regional Banks—2.44%
BB&T Corp.	4,737	130,031
Fifth Third Bancorp	8,445	117,217
PNC Financial Services Group, Inc.	6,062	381,845
Regions Financial Corp.	16,258	118,033

		747,126

Semiconductors—0.60%
Intel Corp.	9,077	183,083

Soft Drinks—0.85%
Coca-Cola Co. (The)	2,319	153,866
Coca-Cola Enterprises, Inc.	3,915	106,879

		260,745

Specialty Chemicals—0.38%
LyondellBasell Industries N.V., -Class A (Netherlands)(b)	2,917	115,367

Systems Software—1.06%
Microsoft Corp.	12,787	324,278

Wireless Telecommunication Services—1.19%
Vodafone Group PLC — ADR (United Kingdom)	12,680	364,550

Total Common Stocks & Other Equity Interests (Cost $16,764,552)		20,906,889

	Principal
	Amount

Bonds & Notes—11.24%

Aerospace & Defense—0.03%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	$10,000	9,561

Agricultural Products—0.05%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	15,000	15,655

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value

Airlines—0.40%
Continental Airlines, Inc., Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	$20,000	$19,538
Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	100,000	102,312

		121,850

Automotive Retail—0.29%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	10,000	10,487
AutoZone Inc., Sr. Unsec. Notes, 5.88%, 10/15/12	60,000	64,075
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	15,000	14,853

		89,415

Brewers—0.24%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes,
3.63%, 04/15/15	20,000	20,750
5.38%, 01/15/20	50,000	53,627

		74,377

Broadcasting—0.37%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/15/20	50,000	53,139
COX Communications Inc.,
Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	30,000	37,948
Sr. Unsec. Global Notes, 5.45%, 12/15/14	20,000	22,065

		113,152

Cable & Satellite—0.17%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	25,000	27,656
Time Warner Cable Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	25,000	23,484

		51,140

Communications Equipment—0.02%
Juniper Networks, Inc., Sr. Unsec. Notes, 4.60%, 03/15/21	5,000	4,982

Computer & Electronics Retail—0.06%
Best Buy Co. Inc., Sr. Unsec. Notes, 5.50%, 03/15/21	20,000	19,667

Department Stores—0.22%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	65,000	66,788

Diversified Banks—0.93%
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 5.13%, 01/08/20	60,000	60,915
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	35,000	36,010
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	25,000	25,975
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(c)	100,000	108,712
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	50,000	51,663

		283,275

Diversified Metals & Mining—0.05%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	15,000	16,533

Diversified REIT’s—0.21%
Dexus Diversified/Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	65,000	64,746

Electric Utilities—0.41%
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	50,000	53,205
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	55,122
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	16,002

		124,329

Environmental & Facilities Services—0.07%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	20,000	21,559

Food Retail—0.12%
Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	40,000	38,009

General Merchandise Stores—0.08%
Family Dollar Stores Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	25,000	24,576

Health Care Equipment—0.24%
Boston Scientific Corp., Sr. Unsec. Notes,
4.50%, 01/15/15	40,000	41,254
6.00%, 01/15/20	30,000	31,396

		72,650

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value

Health Care Services—0.29%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	$70,000	$77,861
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	10,000	9,880

		87,741

Hotels, Resorts & Cruise Lines—0.37%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(c)	70,000	74,595
Wyndham Worldwide Corp., Sr. Unsec. Notes,
7.38%, 03/01/20	20,000	22,112
5.63%, 03/01/21	15,000	14,869

		111,576

Industrial Conglomerates—0.06%
NBC Universal Media LLC, Sr. Unsec. Notes,
2.10%, 04/01/14(c)	10,000	9,962
5.95%, 04/01/41(c)	10,000	9,778

		19,740

Integrated Telecommunication Services—0.65%
AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	20,000	19,861
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 3.75%, 05/20/11	60,000	60,250
Verizon Communications Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	60,000	59,739
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	59,000	60,247

		200,097

Internet Retail—0.10%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	30,000	30,428

Investment Banking & Brokerage—0.38%
Goldman Sachs Group Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	65,000	65,466
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	50,000	50,484

		115,950

Life & Health Insurance—0.37%
Monumental Global Funding II, Sr. Sec. Notes, 5.65%, 07/14/11(c)	25,000	25,232
Prudential Financial Inc., Series D, Sr. Unsec. Medium-Term Notes,
3.88%, 01/14/15	50,000	51,631
7.38%, 06/15/19	30,000	35,226
		112,089

Managed Health Care—0.10%
WellPoint, Inc., Sr. Unsec. Notes, 4.35%, 08/15/20	30,000	29,971

Mortgage Backed Securities—0.24%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	69,668	73,224

Movies & Entertainment—0.18%
News America Inc, Sr. Unsec. Gtd. Notes, 6.15%, 02/15/41(c)	55,000	54,749

Multi-Line Insurance—0.15%
Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(c)	45,000	47,307

Office Electronics—0.27%
Xerox Corp., Sr. Unsec. Notes,
6.88%, 08/15/11	40,000	40,925
4.25%, 02/15/15	40,000	42,099

		83,024

Office REIT’s—0.15%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	45,000	47,000

Oil & Gas Exploration & Production—0.13%
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	15,000	15,585
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	25,000	25,435

		41,020

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—0.49%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes,
5.20%, 09/01/20	$25,000	$25,839
6.45%, 09/01/40	25,000	26,067
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	50,000	52,976
Transcontinental Gas Pipe Line Co. LLC, Series B, Sr. Unsec. Global Notes, 7.00%, 08/15/11	45,000	46,074

		150,956

Other Diversified Financial Services—1.61%
Citigroup Inc., Sr. Unsec. Global Notes,
6.01%, 01/15/15	65,000	71,133
Sr. Unsec. Notes,
4.75%, 05/19/15	75,000	78,486
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(c)	20,000	20,348
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	75,000	82,961
JPMorgan Chase & Co., Sr. Unsec. Global Notes,
4.75%, 05/01/13	65,000	69,187
Unsec. Sub. Global Notes,
5.13%, 09/15/14	70,000	75,030
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	85,000	94,845
Twin Reefs Pass-Through Trust, Sec. Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04; Cost $90,000)(c)(d)(e)(f)	90,000	0

		491,990

Packaged Foods & Meats—0.01%
Kraft Foods Inc., Sr. Unsec. Global Notes, 5.63%, 11/01/11	4,000	4,115

Paper Packaging—0.14%
Bemis Co. Inc., Sr. Unsec. Notes, 5.65%, 08/01/14	40,000	43,392

Property & Casualty Insurance—0.12%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	28,303
Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	10,000	9,525

		37,828

Publishing—0.05%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	14,000	14,267

Railroads—0.10%
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	30,000	29,082

Regional Banks—0.14%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	40,000	41,245

Retail REIT’s—0.08%
WEA Finance LLC, Sr. Gtd. Notes, 7.13%, 04/15/18(c)	20,000	23,181

Specialized REIT’s—0.08%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	25,000	24,609

Steel—0.38%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes,
3.75%, 08/05/15	20,000	20,184
6.13%, 06/01/18	15,000	16,095
5.50%, 03/01/21	5,000	4,936
7.00%, 10/15/39	40,000	40,100
6.75%, 03/01/41	5,000	4,893
Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	20,000	19,532
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/10/39	10,000	10,726

		116,466

Technology Distributors—0.17%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	50,000	51,227

Tobacco—0.12%
Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	35,000	36,414

Trading Companies & Distributors—0.07%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	20,000	20,934

Trucking—0.05%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	15,000	15,121

Wireless Telecommunication Services—0.23%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	30,000	31,194
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	20,000	20,075
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.50%, 06/15/11	20,000	20,195

		71,464

Total Bonds & Notes (Cost $3,401,743)		3,438,471

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value

U.S. Treasury Securities—8.23%

U.S. Treasury Bills—0.06%
0.15%, 05/19/11(g)(h)	$20,000	$19,996

U.S. Treasury Notes—7.05%
0.75%, 05/31/12(h)	800,000	803,437
1.50%, 12/31/13	85,000	85,797
2.13%, 05/31/15	680,000	687,437
2.63%, 11/15/20	600,000	560,063
3.88%, 08/15/40	20,000	17,897

		2,154,631

U.S. Treasury Bonds—1.12%
5.38%, 02/15/31	195,000	223,062
4.50%, 08/15/39	40,000	39,988
4.38%, 05/15/40	80,000	78,212

		341,262

Total U.S. Treasury Securities (Cost $2,550,190)		2,515,889

U.S. Government Sponsored Agency Securities—0.44%

Federal National Mortgage Association (FNMA)—0.44%
Unsec. Global Notes, 2.63%, 11/20/14 (Cost $129,316)	130,000	134,113

Asset-Backed Securities—0.10%
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37 (Cost $29,898)	30,508	30,106

U.S. Government Sponsored Mortgage-Backed Securities—0.03%

Federal Home Loan Mortgage Corp. (FHLMC)—0.00%
Pass Through Ctfs., 5.50%, 02/01/37	692	739

Federal National Mortgage Association (FNMA)—0.03%
Pass Through Ctfs.,
6.00%, 01/01/17	1,829	1,996
5.50%, 03/01/21	704	762
8.00%, 08/01/21	5,483	6,347

		9,105

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $8,931)		9,844

	Shares	Value

Money Market Funds—11.63%
Liquid Assets Portfolio — Institutional Class (i)	1,777,744	$1,777,744
Premier Portfolio — Institutional Class (i)	1,777,744	1,777,744

Total Money Market Funds (Cost $3,555,488)		3,555,488

TOTAL INVESTMENTS—100.03% (Cost $26,440,118)		30,590,800

OTHER ASSETS LESS LIABILITIES—(0.03)%		(9,004)

NET ASSETS—100.00%		$30,581,796

Investment Abbreviations:

ADR	—	American Depositary Receipt

Ctfs.	—	Certificates

Gtd.	—	Guaranteed

REIT	—	Real Estate Investment Trust

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $547,117, which represented 1.79% of the Fund’s Net Assets.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at March 31, 2011 represented 0.00% of the Fund’s Net Assets.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(f)	Perpetual bond with no specified maturity date.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures. See Note 1G and Note 3.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Basic Balanced Fund

A. Security Valuations — (continued)
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
Invesco V.I. Basic Balanced Fund

D. Dollar Roll and Forward Commitment Transactions — (continued)
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations.
Invesco V.I. Basic Balanced Fund

G. Futures Contracts — (continued)
The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$24,358,368	$104,009	$—	$24,462,377
U.S. Treasury Securities	—	2,515,889	—	2,515,889
U.S. Government Sponsored Securities	—	143,957	—	143,957
Corporate Debt Securities	—	3,438,471	0	3,438,471
Asset Backed Securities	—	30,106	—	30,106

	$24,358,368	$6,232,432	$0	$30,590,800

Futures*	3,522	—	—	3,522

Total Investments	$24,361,890	$6,232,432	$0	$30,594,322

*	Unrealized appreciation.
Invesco V.I. Basic Balanced Fund

NOTE 3 — Derivative Investments
Open Futures Contracts at Period-End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 5 Year Notes	7	June-2011/Long	$817,523	$696
U.S. Long Bonds	3	June-2011/Long	360,563	3,017

Subtotal			$1,178,086	$3,713

U.S. Treasury 2 Year Notes	1	June-2011/Short	(218,125)	154
U.S. Treasury 10 Year Notes	5	June-2011/Short	(595,156)	(345)

Subtotal			$(813,281)	$(191)

Total				$3,522

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $1,602,901 and $4,340,777, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,294,722
Aggregate unrealized (depreciation) of investment securities	(421,705)

Net unrealized appreciation of investment securities	$3,873,017

Cost of investments for tax purposes is $26,717,783.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen V.I. Equity and Income Fund (the “Acquiring Fund”).
           The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco V.I. Basic Balanced Fund

Invesco V.I. Basic Value Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VIBVA-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.92%

Advertising—5.38%
Omnicom Group, Inc.	339,615	$16,661,512

Aerospace & Defense—2.75%
Honeywell International, Inc.	142,549	8,511,601

Apparel Retail—1.48%
TJX Cos., Inc. (The)	91,883	4,569,342

Asset Management & Custody Banks—2.09%
Bank of New York Mellon Corp. (The)	216,964	6,480,715

Automobile Manufacturers—1.67%
Renault S.A. (France)	93,728	5,181,384

Brewers—3.45%
Molson Coors Brewing Co. -Class B	227,579	10,671,179

Cable & Satellite—7.44%
Comcast Corp. -Class A	431,546	10,667,817
Time Warner Cable, Inc.	173,398	12,370,213

		23,038,030

Computer Hardware—6.11%
Apple, Inc. (b)	14,600	5,087,370
Dell, Inc. (b)	297,376	4,314,926
Hewlett-Packard Co.	232,420	9,522,247

		18,924,543

Data Processing & Outsourced Services—1.64%
Western Union Co.	245,052	5,089,730

Department Stores—2.42%
Macy’s, Inc.	308,929	7,494,618

Diversified Banks—4.56%
U.S. Bancorp	191,034	5,049,029
Wells Fargo & Co.	286,305	9,075,868

		14,124,897

General Merchandise Stores—1.64%
Target Corp.	101,562	5,079,116

Household Products—2.41%
Procter & Gamble Co. (The)	121,283	7,471,033

Hypermarkets & Super Centers—3.05%
Wal-Mart Stores, Inc.	181,166	9,429,690

Industrial Conglomerates—1.65%
General Electric Co.	254,979	5,112,329

Industrial Machinery—1.41%
Illinois Tool Works, Inc.	81,041	4,353,523

Integrated Oil & Gas—12.22%
Chevron Corp.	108,572	11,663,890
Exxon Mobil Corp.	76,317	6,420,549
Petroleo Brasileiro S.A. -ADR (Brazil)	173,739	7,024,268
Royal Dutch Shell PLC -ADR (United Kingdom)	174,677	12,726,966

		37,835,673

Investment Banking & Brokerage—3.07%
Goldman Sachs Group, Inc. (The)	28,486	4,514,176
Morgan Stanley	182,596	4,988,523

		9,502,699

Life & Health Insurance—3.46%
MetLife, Inc.	125,798	5,626,945
Torchmark Corp.	76,596	5,092,102

		10,719,047

Managed Health Care—1.89%
UnitedHealth Group, Inc.	129,202	5,839,930

Oil & Gas Drilling—1.45%
Noble Corp.	98,231	4,481,298

Other Diversified Financial Services—7.22%
Bank of America Corp.	614,393	8,189,859
JPMorgan Chase & Co.	307,123	14,158,370

		22,348,229

Pharmaceuticals—4.13%
Bristol-Myers Squibb Co.	206,284	5,452,086
Pfizer, Inc.	361,639	7,344,888

		12,796,974

Property & Casualty Insurance—11.36%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	80,516	5,047,548
Aspen Insurance Holdings Ltd.	226,430	6,240,411
Chubb Corp. (The)	241,937	14,833,157
Travelers Cos., Inc. (The)	152,160	9,050,477

		35,171,593

Steel—1.32%
POSCO -ADR (South Korea)	35,652	4,074,667

Wireless Telecommunication Services—1.65%
Vodafone Group PLC -ADR (United Kingdom)	178,096	5,120,260

Invesco V.I. Basic Value Fund

	Shares	Value

Total Common Stocks & Other Equity Interests (Cost $241,990,963)		$300,083,612

Money Market Funds—3.40%
Liquid Assets Portfolio — Institutional Class (c)	5,269,220	5,269,220
Premier Portfolio — Institutional Class (c)	5,269,220	5,269,220

Total Money Market Funds (Cost $10,538,440)		10,538,440

TOTAL INVESTMENTS—100.32% (Cost $252,529,403)		310,622,052

OTHER ASSETS LESS LIABILITIES—(0.32)%		(984,732)

NET ASSETS—100.00%		$309,637,320

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Basic Value Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco V.I. Basic Value Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$310,622,052	$—	$—	$310,622,052

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $14,898,407 and $35,236,725, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$57,762,322
Aggregate unrealized (depreciation) of investment securities	(2,445,621)

Net unrealized appreciation of investment securities	$55,316,701

Cost of investments for tax purposes is $255,305,351.
Invesco V.I. Basic Value Fund

Invesco V.I. Capital Appreciation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VICAP-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.78%

Aerospace & Defense—3.18%
Goodrich Corp.	56,530	$4,835,011
Honeywell International, Inc.	66,817	3,989,643
Rockwell Collins, Inc.	104,056	6,745,950
United Technologies Corp.	72,995	6,179,027

		21,749,631

Airlines—1.57%
Delta Air Lines, Inc. (b)	515,624	5,053,115
United Continental Holdings Inc. (b)	246,330	5,663,127

		10,716,242

Apparel, Accessories & Luxury Goods—1.12%
Coach, Inc.	146,877	7,643,479

Asset Management & Custody Banks—0.43%
Ameriprise Financial, Inc.	48,320	2,951,386

Auto Parts & Equipment—1.34%
Autoliv, Inc. (Sweden)	44,977	3,338,643
Johnson Controls, Inc.	140,695	5,848,691

		9,187,334

Automobile Manufacturers—0.36%
Toyota Motor Corp. (Japan)	62,000	2,480,591

Automotive Retail—0.53%
Advance Auto Parts, Inc.	55,407	3,635,807

Biotechnology—3.21%
Amgen Inc. (b)	142,596	7,621,756
Gilead Sciences, Inc. (b)	223,764	9,496,544
Human Genome Sciences, Inc. (b)	176,118	4,834,439

		21,952,739

Broadcasting—1.58%
Scripps Networks Interactive Inc. -Class A	215,430	10,790,889

Cable & Satellite—3.19%
Comcast Corp. -Class A	601,278	14,863,592
DIRECTV -Class A (b)	148,626	6,955,697

		21,819,289

Communications Equipment—0.83%
JDS Uniphase Corp. (b)	84,081	1,752,248
QUALCOMM, Inc.	71,381	3,913,820

		5,666,068

Computer Hardware—5.83%
Apple, Inc. (b)	96,655	33,679,435
Hewlett-Packard Co.	151,576	6,210,069

		39,889,504

Computer Storage & Peripherals—1.62%
EMC Corp. (b)	298,283	7,919,413
SanDisk Corp. (b)	68,775	3,169,840

		11,089,253

Construction & Engineering—0.98%
Fluor Corp.	34,738	2,558,801
Foster Wheeler AG (Switzerland)(b)	110,044	4,139,855

		6,698,656

Construction & Farm Machinery & Heavy Trucks—2.26%
Komatsu Ltd. (Japan)	105,000	3,544,084
Navistar International Corp. (b)	141,495	9,809,848
Terex Corp. (b)	56,333	2,086,574

		15,440,506

Consumer Finance—0.47%
American Express Co.	71,775	3,244,230

Data Processing & Outsourced Services—1.54%
MasterCard, Inc. -Class A	41,743	10,507,548

Department Stores—0.47%
Kohl’s Corp.	60,994	3,235,122

Diversified Banks—0.97%
Banco Bradesco S.A. -ADR (Brazil)	212,713	4,413,795
Comerica Inc.	60,752	2,230,813

		6,644,608

Electrical Components & Equipment—2.59%
Cooper Industries PLC (Ireland)	240,590	15,614,291
Woodward Inc.	60,852	2,103,045

		17,717,336

Electronic Components—0.93%
Corning Inc.	306,503	6,323,157

Electronic Manufacturing Services—1.47%
Flextronics International Ltd. (Singapore)(b)	789,484	5,897,446
TE Connectivity Ltd. (Switzerland)	119,883	4,174,326

		10,071,772

Fertilizers & Agricultural Chemicals—1.16%
Monsanto Co.	65,927	4,763,885
Mosaic Co. (The)	39,778	3,132,518

		7,896,403

General Merchandise Stores—0.79%
Dollar Tree, Inc. (b)	97,642	5,421,084

Gold—2.02%
Barrick Gold Corp. (Canada)	266,106	13,813,562

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Shares	Value

Health Care Distributors—0.87%
Cardinal Health, Inc.	145,278	$5,975,284

Health Care Services—1.40%
Medco Health Solutions, Inc. (b)	169,810	9,536,530

Heavy Electrical Equipment—0.50%
ABB Ltd. (Switzerland)(b)	142,750	3,437,209

Home Improvement Retail—0.78%
Lowe’s Cos., Inc.	202,962	5,364,286

Homefurnishing Retail—0.89%
Bed Bath & Beyond Inc. (b)	125,981	6,081,103

Hotels, Resorts & Cruise Lines—0.77%
Carnival Corp. (c)	137,899	5,289,806

Household Products—0.47%
Procter & Gamble Co. (The)	52,032	3,205,171

Hypermarkets & Super Centers—2.93%
Costco Wholesale Corp.	162,942	11,946,908
Wal-Mart Stores, Inc.	155,044	8,070,040

		20,016,948

Industrial Gases—0.62%
Praxair, Inc.	41,662	4,232,859

Industrial Machinery—2.92%
Illinois Tool Works, Inc.	103,927	5,582,959
Ingersoll-Rand PLC (Ireland)	142,109	6,865,286
Kennametal Inc.	131,440	5,126,160
SPX Corp.	30,270	2,403,135

		19,977,540

Integrated Oil & Gas—4.58%
Exxon Mobil Corp.	107,160	9,015,371
Occidental Petroleum Corp.	213,504	22,309,033

		31,324,404

Internet Retail—2.42%
Amazon.com, Inc. (b)	66,900	12,050,697
Expedia, Inc.	198,961	4,508,456

		16,559,153

Internet Software & Services—2.04%
Google, Inc. -Class A (b)	17,847	10,462,090
VeriSign, Inc.	95,566	3,460,445

		13,922,535

Investment Banking & Brokerage—1.78%
Goldman Sachs Group, Inc. (The)	31,575	5,003,690
Jefferies Group, Inc.	285,932	7,131,144

		12,134,834

IT Consulting & Other Services—3.03%
Accenture PLC -Class A (Ireland)	331,044	18,197,489
Teradata Corp. (b)	50,148	2,542,503

		20,739,992

Life Sciences Tools & Services—0.49%
Life Technologies Corp. (b)	63,384	3,322,589

Managed Health Care—1.89%
UnitedHealth Group, Inc.	285,426	12,901,255

Oil & Gas Equipment & Services—4.95%
Baker Hughes Inc.	62,234	4,569,843
Cameron International Corp. (b)	140,775	8,038,252
Halliburton Co.	130,402	6,499,236
Schlumberger Ltd.	157,724	14,709,340

		33,816,671

Oil & Gas Exploration & Production—0.77%
Apache Corp.	39,995	5,236,145

Other Diversified Financial Services—1.31%
JPMorgan Chase & Co.	194,982	8,988,670

Packaged Foods & Meats—1.80%
Green Mountain Coffee Roasters, Inc. (b)	189,916	12,270,473

Pharmaceuticals—2.68%
Abbott Laboratories	176,576	8,661,053
Pfizer Inc.	368,184	7,477,817
Shire PLC (United Kingdom)	76,163	2,212,830

		18,351,700

Railroads—1.29%
Union Pacific Corp.	89,780	8,828,067

Restaurants—0.00%
Krispy Kreme Doughnuts Inc. -Wts., expiring 03/02/12 (d)	1,194	203

Semiconductor Equipment—2.78%
ASML Holding N.V. (Netherlands)	76,417	3,367,836
MEMC Electronic Materials, Inc. (b)	689,304	8,933,380
Novellus Systems, Inc. (b)	180,041	6,684,922

		18,986,138

Semiconductors—2.73%
Broadcom Corp. -Class A	165,898	6,533,063
Marvell Technology Group Ltd. (b)	188,650	2,933,508
Micron Technology, Inc. (b)	526,650	6,035,409
Xilinx, Inc.	96,720	3,172,416

		18,674,396

Soft Drinks—2.24%
Coca-Cola Co. (The)	80,192	5,320,739
Hansen Natural Corp. (b)	24,906	1,500,089
PepsiCo, Inc.	131,978	8,500,703

		15,321,531

Specialized Consumer Services—0.27%
Coinstar, Inc. (b)(e)	40,053	1,839,234

Specialty Stores—0.47%
Dick’s Sporting Goods, Inc. (b)	80,634	3,223,747

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Shares	Value

Systems Software—4.63%
Check Point Software Technologies Ltd. (Israel)(b)	171,061	$8,732,664
Microsoft Corp.	552,346	14,007,494
Oracle Corp.	167,381	5,585,504
Rovi Corp. (b)	61,752	3,312,995

		31,638,657

Technology Distributors—1.43%
Avnet, Inc. (b)	287,009	9,784,137

Trucking—1.61%
J.B. Hunt Transport Services, Inc.	241,928	10,988,370

Total Common Stocks & Other Equity Interests (Cost $507,999,028)		668,555,833

Money Market Funds—2.32%
Liquid Assets Portfolio — Institutional Class (f)	7,925,116	7,925,116

Premier Portfolio — Institutional Class (f)	7,925,115	7,925,115

Total Money Market Funds (Cost $15,850,231)		15,850,231

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.10% (Cost $523,849,259)		684,406,064

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.21%
Liquid Assets Portfolio — Institutional Class (Cost $1,421,200)(f)(g)	1,421,200	1,421,200

TOTAL INVESTMENTS—100.31% (Cost $525,270,459)		685,827,264

OTHER ASSETS LESS LIABILITIES—(0.31)%		(2,124,581)

NET ASSETS—100.00%		$683,702,683

Investment Abbreviations:

ADR	— American Depositary Receipt

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit represents one common share with paired trust share.

(d)	Non-income producing security acquired through a corporate action.

(e)	All or a portion of this security was out on loan at March 31, 2011.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Capital Appreciation Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on
Invesco V.I. Capital Appreciation Fund

E.	Foreign Currency Translations — (continued)

securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$676,365,380	$9,461,884	$—	$685,827,264

Invesco V.I. Capital Appreciation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $144,039,288 and $170,876,911, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$165,185,936
Aggregate unrealized (depreciation) of investment securities	(8,552,941)

Net unrealized appreciation of investment securities	$156,632,995

Cost of investments for tax purposes is $529,194,269.
Invesco V.I. Capital Appreciation Fund

Invesco V.I. Capital Development Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VICDV-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.66%
Aerospace & Defense—0.90%
BE Aerospace, Inc. (b)	24,573	$873,079
Goodrich Corp.	12,480	1,067,414

		1,940,493

Air Freight & Logistics—0.93%
UTI Worldwide, Inc.	99,541	2,014,710

Apparel, Accessories & Luxury Goods—1.64%
Coach, Inc.	68,307	3,554,696

Application Software—4.43%
Autodesk, Inc. (b)	32,305	1,424,974
Citrix Systems, Inc. (b)	36,837	2,706,046
Salesforce.com, Inc. (b)	23,932	3,196,837
TIBCO Software Inc. (b)	82,277	2,242,048
VanceInfo Technologies Inc. -ADR (China) (b)	494	15,516

		9,585,421

Asset Management & Custody Banks—1.55%
Affiliated Managers Group, Inc. (b)	30,585	3,345,082

Auto Parts & Equipment—2.19%
BorgWarner, Inc. (b)	41,162	3,280,200
Gentex Corp.	48,356	1,462,769

		4,742,969

Automotive Retail—1.20%
O’Reilly Automotive, Inc. (b)	45,278	2,601,674

Biotechnology—1.59%
Human Genome Sciences, Inc. (b)	39,599	1,086,992
United Therapeutics Corp. (b)	35,137	2,354,882

		3,441,874

Broadcasting—1.00%
Discovery Communications, Inc. -Class A (b)	54,421	2,171,398

Casinos & Gaming—0.52%
MGM Resorts International (b)	85,972	1,130,532

Coal & Consumable Fuels—1.02%
Alpha Natural Resources, Inc. (b)(c)	37,041	2,199,124

Communications Equipment—2.81%
Acme Packet, Inc. (b)	23,493	1,667,063
F5 Networks, Inc. (b)	20,655	2,118,583
Finisar Corp. (b)	58,703	1,444,094
Sycamore Networks, Inc.	35,002	855,099

		6,084,839

Computer Storage & Peripherals—0.90%
NetApp, Inc. (b)	40,504	1,951,483

Construction & Engineering—1.23%
Foster Wheeler AG (Switzerland) (b)	70,527	2,653,226

Construction & Farm Machinery & Heavy Trucks—4.36%
AGCO Corp. (b)	61,055	3,356,193
Navistar International Corp. (b)	46,302	3,210,118
Terex Corp. (b)	77,342	2,864,748

		9,431,059

Consumer Finance—1.35%
Discover Financial Services	121,565	2,932,148

Data Processing & Outsourced Services—0.46%
Alliance Data Systems Corp. (b)	11,619	997,956

Department Stores—2.12%
Macy’s, Inc.	55,382	1,343,567
Nordstrom, Inc.	72,049	3,233,559

		4,577,126

Electrical Components & Equipment—2.20%
Cooper Industries PLC (Ireland)	42,937	2,786,612
Regal-Beloit Corp.	26,746	1,974,657

		4,761,269

Electronic Components—2.01%
Amphenol Corp. -Class A	79,788	4,339,669

Health Care Equipment—2.79%
American Medical Systems Holdings, Inc. (b)	135,060	2,922,698
CareFusion Corp. (b)	82,971	2,339,782
NuVasive, Inc. (b)	30,333	768,032

		6,030,512

Health Care Facilities—2.51%
Brookdale Senior Living Inc. (b)	81,040	2,269,120
Universal Health Services, Inc. -Class B	63,967	3,160,610

		5,429,730

Health Care Services—2.00%
DaVita, Inc. (b)	21,816	1,865,486
Quest Diagnostics Inc.	42,690	2,464,067

		4,329,553

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

	Shares	Value

Hotels, Resorts & Cruise Lines—2.81%
Ctrip.com International, Ltd. -ADR (China) (b)	24,308	$1,008,539
Marriott International Inc. —Class A	48,682	1,732,105
Starwood Hotels & Resorts Worldwide, Inc.	57,397	3,335,914

		6,076,558

Household Products—0.48%
Church & Dwight Co., Inc.	13,007	1,031,975

Human Resource & Employment Services—1.70%
Manpower Inc.	7,267	456,949
Robert Half International, Inc.	105,382	3,224,689

		3,681,638

Independent Power Producers & Energy Traders—0.81%
KGEN Power Corp. (Acquired 01/12/07; Cost $2,219,196) (b)(d)	158,514	1,743,654

Industrial Machinery—2.72%
Flowserve Corp.	22,271	2,868,505
Gardner Denver Inc.	31,860	2,486,036
Kennametal Inc.	13,808	538,512

		5,893,053

Internet Retail—0.63%
Priceline.com Inc. (b)	2,707	1,370,933

Internet Software & Services—1.33%
Akamai Technologies, Inc. (b)	9,398	357,124
MercadoLibre Inc.	24,272	1,981,323
VeriSign, Inc.	14,862	538,153

		2,876,600

IT Consulting & Other Services—2.55%
Cognizant Technology Solutions Corp., -Class A (b)	33,618	2,736,505
Teradata Corp. (b)	54,863	2,781,554

		5,518,059

Life Sciences Tools & Services—0.69%
Pharmaceutical Product Development, Inc.	53,972	1,495,564

Managed Health Care—1.57%
Aetna Inc.	60,019	2,246,511
Aveta, Inc. (b)(d)	157,251	1,140,070

		3,386,581

Metal & Glass Containers—1.10%
Crown Holdings, Inc. (b)	61,955	2,390,224

Oil & Gas Equipment & Services—1.41%
Oil States International, Inc. (b)	33,998	2,588,608
Superior Energy Services, Inc. (b)	11,426	468,466

		3,057,074

Oil & Gas Exploration & Production—4.93%
Concho Resources Inc. (b)	33,578	3,602,920
Continental Resources, Inc. (b)	22,960	1,640,951
Oasis Petroleum Inc. (b)	14,860	469,873
Pioneer Natural Resources Co.	40,471	4,124,804
Plains Exploration & Production Co. (b)	23,050	835,102

		10,673,650

Packaged Foods & Meats—1.18%
Hershey Co. (The)	19,947	1,084,119
Sanderson Farms, Inc. (c)	31,963	1,467,741

		2,551,860

Pharmaceuticals—2.17%
Hospira, Inc. (b)	76,370	4,215,624
Shire PLC -ADR (United Kingdom)	5,560	484,276

		4,699,900

Precious Metals & Minerals—1.79%
Silver Wheaton Corp. (Canada)	44,535	1,931,038
Stillwater Mining Co. (b)	84,635	1,940,680

		3,871,718

Publishing—0.49%
McGraw-Hill Cos., Inc. (The)	27,071	1,066,597

Real Estate Services—1.13%
CB Richard Ellis Group, Inc. -Class A (b)	59,870	1,598,529
Jones Lang LaSalle Inc.	8,566	854,373

		2,452,902

Research & Consulting Services—0.77%
IHS Inc. -Class A (b)	18,729	1,662,199

Restaurants—0.44%
Buffalo Wild Wings Inc. (b)	17,310	942,183

Security & Alarm Services—0.81%
Corrections Corp. of America (b)	72,266	1,763,290

Semiconductor Equipment—1.51%
Lam Research Corp. (b)	56,610	3,207,523
Teradyne, Inc. (b)	3,920	69,815

		3,277,338

Semiconductors—3.67%
Altera Corp.	43,414	1,911,084
Avago Technologies Ltd. (Singapore)	98,189	3,053,678
Cavium Networks, Inc. (b)	32,798	1,473,614
TriQuint Semiconductor, Inc. (b)	115,668	1,493,274

		7,931,650

Specialized Finance—1.58%
Moody’s Corp.	101,136	3,429,522

Specialty Chemicals—2.65%
Albemarle Corp.	46,637	2,787,493
LyondellBasell Industries N.V. -Class A (Netherlands) (b)	53,204	2,104,218
Nalco Holding Co.	31,105	849,478

		5,741,189

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

	Shares	Value

Specialty Stores—2.69%
Dick’s Sporting Goods, Inc. (b)	30,530	$1,220,589
Staples, Inc.	105,559	2,049,956
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	53,178	2,559,457

		5,830,002

Systems Software—1.40%
Check Point Software Technologies Ltd. (Israel) (b)	59,317	3,028,133

Technology Distributors—0.34%
Avnet, Inc. (b)	21,312	726,526

Trading Companies & Distributors—1.15%
WESCO International, Inc. (b)	39,727	2,482,938

Trucking—2.65%
Hertz Global Holdings, Inc. (b)	166,411	2,601,004
J.B. Hunt Transport Services, Inc.	59,421	2,698,902
Swift Transportation Co. (b)	29,925	439,897

		5,739,803

Wireless Telecommunication Services—1.80%
NII Holdings Inc. (b)	57,446	2,393,775
SBA Communications Corp. -Class A (b)	37,863	1,502,404

		3,896,179

Total Common Stocks & Other Equity Interests (Cost $159,242,197)		200,536,035

Money Market Funds—4.64%
Liquid Assets Portfolio — Institutional Class (e)	5,029,318	5,029,318
Premier Portfolio — Institutional Class (e)	5,029,318	5,029,318

Total Money Market Funds (Cost $10,058,636)		10,058,636

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—97.30% (Cost $169,300,833)		210,594,671

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.37%
Liquid Assets Portfolio — Institutional Class (Cost $2,959,028) (e)(f)	2,959,028	2,959,028

TOTAL INVESTMENTS—98.67% (Cost $172,259,861)		213,553,699

OTHER ASSETS LESS LIABILITIES—1.33%		2,871,053

NET ASSETS—100.00%		$216,424,752

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2011.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $2,883,724, which represented 1.33% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Capital Development Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on
Invesco V.I. Capital Development Fund

E.	Foreign Currency Translations — (continued)

securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$210,669,975	$1,140,070	$1,743,654	$213,553,699
Invesco V.I. Capital Development Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $93,954,641 and $81,149,270, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$43,414,775
Aggregate unrealized (depreciation) of investment securities	(2,319,455)

Net unrealized appreciation of investment securities	$41,095,320

Cost of investments for tax purposes is $172,458,379.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco V.I. Dynamics Fund (the “Target Fund”) in exchange for shares of the Fund.
     The Target Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco V.I. Capital Development Fund

Invesco V.I. Core Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VICEQ-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—89.72%

Aerospace & Defense—4.55%
Huntington Ingalls Industries Inc. (b)	54,363	$2,256,065
ITT Corp.	538,745	32,351,637
Lockheed Martin Corp.	109,213	8,780,725
Northrop Grumman Corp.	326,179	20,454,685

		63,843,112

Agricultural Products—0.56%
Archer-Daniels-Midland Co.	216,459	7,794,689

Air Freight & Logistics—0.60%
United Parcel Service, Inc. — Class B	113,293	8,419,936

Application Software—0.66%
Adobe Systems Inc. (b)	280,101	9,288,149

Asset Management & Custody Banks—3.27%
Legg Mason, Inc.	759,980	27,427,678
Northern Trust Corp.	362,789	18,411,542

		45,839,220

Automobile Manufacturers—0.55%
General Motors Co. (b)	249,385	7,738,417

Biotechnology—1.75%
Genzyme Corp. (b)	86,103	6,556,743
Gilead Sciences, Inc. (b)	422,222	17,919,102

		24,475,845

Cable & Satellite—1.15%
Comcast Corp. — Class A	649,784	16,062,660

Communications Equipment—4.79%
Cisco Systems, Inc.	811,115	13,910,622
Motorola Mobility Holdings Inc. (b)	360,852	8,804,789
Motorola Solutions, Inc. (b)	316,810	14,158,239
QUALCOMM, Inc.	553,029	30,322,580

		67,196,230

Construction Materials—0.29%
CRH PLC (Ireland)	174,084	4,005,147

Consumer Finance—2.45%
American Express Co.	760,143	34,358,464

Data Processing & Outsourced Services—0.96%
Automatic Data Processing, Inc.	262,570	13,472,467

Department Stores—1.51%
Macy’s, Inc.	874,591	21,217,578

Diversified Banks—0.66%
U.S. Bancorp	349,421	9,235,197

Drug Retail—2.72%
CVS Caremark Corp.	1,111,803	38,157,079

Electric Utilities—1.64%
Edison International	207,747	7,601,462
Exelon Corp.	373,174	15,389,696

		22,991,158

Electrical Components & Equipment—0.49%
Emerson Electric Co.	116,790	6,824,040

Electronic Manufacturing Services—1.31%
TE Connectivity Ltd. (Switzerland)	527,911	18,381,861

Environmental & Facilities Services—1.21%
Waste Management, Inc.	455,011	16,990,111

Food Retail—3.50%
Kroger Co. (The)	2,047,684	49,082,985

Health Care Equipment—5.46%
Baxter International Inc.	295,920	15,911,618
Boston Scientific Corp. (b)	3,576,722	25,716,631
Covidien PLC (Ireland)	500,389	25,990,205
Medtronic, Inc.	228,116	8,976,365

		76,594,819

Heavy Electrical Equipment—0.82%
ABB Ltd. — ADR (Switzerland) (b)	306,024	7,402,721
Alstom S.A. (France)	70,463	4,166,371

		11,569,092

Home Improvement Retail—1.92%
Lowe’s Cos., Inc.	1,019,442	26,943,852

Hypermarkets & Super Centers—0.70%
Wal-Mart Stores, Inc.	188,953	9,835,004

Industrial Conglomerates—2.81%
General Electric Co.	485,361	9,731,488

Koninklijke Philips Electronics N.V. (Netherlands)	334,602	10,694,780
Tyco International Ltd.	422,815	18,929,428

		39,355,696

Industrial Gases—1.33%
Air Products & Chemicals, Inc.	206,853	18,654,004

Industrial Machinery—0.77%
Illinois Tool Works Inc.	201,549	10,827,212

Insurance Brokers—1.05%
Marsh & McLennan Cos., Inc.	493,879	14,722,533

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

	Shares	Value

Integrated Oil & Gas—0.91%
ConocoPhillips	107,078	$8,551,249
Petroleo Brasileiro S.A. — ADR (Brazil)	103,926	4,201,728

		12,752,977

Investment Banking & Brokerage—0.46%
Charles Schwab Corp. (The)	361,353	6,515,195

Life Sciences Tools & Services—2.68%
Agilent Technologies, Inc. (b)	437,510	19,591,698
Thermo Fisher Scientific, Inc. (b)	324,662	18,034,974

		37,626,672

Managed Health Care—1.89%
WellPoint Inc.	378,952	26,447,060

Oil & Gas Equipment & Services—5.69%
Baker Hughes Inc.	548,367	40,266,589
Schlumberger Ltd.	180,686	16,850,776
Tenaris S.A. — ADR (Argentina)	148,601	7,349,806
Weatherford International Ltd. (b)	675,577	15,268,040

		79,735,211

Oil & Gas Exploration & Production—4.12%
Apache Corp.	245,575	32,150,679
Devon Energy Corp.	131,607	12,077,574
Southwestern Energy Co. (b)	315,444	13,554,629

		57,782,882

Oil & Gas Refining & Marketing—1.45%
Valero Energy Corp.	682,545	20,353,492

Oil & Gas Storage & Transportation—1.90%
Williams Cos., Inc. (The)	854,053	26,629,372

Pharmaceuticals—5.01%
Merck & Co., Inc.	127,184	4,198,344
Pfizer Inc.	1,108,522	22,514,082
Roche Holding AG (Switzerland)	183,484	26,212,000
Teva Pharmaceutical Industries Ltd. — ADR (Israel)	345,426	17,330,022

		70,254,448

Property & Casualty Insurance—5.17%
Berkshire Hathaway, Inc. — Class A (b)	254	31,826,200
Progressive Corp. (The)	1,924,873	40,672,566

		72,498,766

Railroads—1.51%
Union Pacific Corp.	214,892	21,130,330

Semiconductors—1.42%
Intel Corp.	268,283	5,411,268
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	14,501,338

		19,912,606

Specialty Stores—0.38%
Staples, Inc.	276,293	5,365,610

Systems Software—5.40%
CA, Inc.	262,805	6,354,625
Microsoft Corp.	1,086,699	27,558,686
Symantec Corp. (b)	2,255,837	41,823,218

		75,736,529

Wireless Telecommunication Services—2.25%
Vodafone Group PLC (United Kingdom)	11,147,500	31,565,144

Total Common Stocks & Other Equity Interests (Cost $1,027,842,653)		1,258,182,851

Money Market Funds—10.21%
Liquid Assets Portfolio — Institutional Class (c)	71,598,317	71,598,317
Premier Portfolio — Institutional Class (c)	71,598,318	71,598,318

Total Money Market Funds (Cost $143,196,635)		143,196,635

TOTAL INVESTMENTS—99.93% (Cost $1,171,039,288)		1,401,379,486

OTHER ASSETS LESS LIABILITIES—0.07%		1,000,980

NET ASSETS—100.00%		$1,402,380,466

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Core Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco V.I. Core Equity Fund

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
Invesco V.I. Core Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,382,873,001	$18,506,485	$—	$1,401,379,486
Foreign Currency Contracts*	—	259,978	—	259,978

Total Investments	$1,382,873,001	$18,766,463	$—	$1,401,639,464

*	Unrealized appreciation.
Invesco V.I. Core Equity Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

06/03/11	Citibank N.A.	GBP	9,900,000	USD	16,128,882	$15,868,904	$259,978

Currency Abbreviations:
GBP — British Pound Sterling
USD — U.S. Dollar

Call Option Transactions During the Period

Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—
Written	1,889	51,915
Closed	—	—
Exercised	—	—
Expired	(1,889)	(51,915)

End of period	—	$—

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $83,617,304 and $182,908,360, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$254,134,968
Aggregate unrealized (depreciation) of investment securities	(31,281,920)

Net unrealized appreciation of investment securities	$222,853,048

Cost of investments for tax purposes is $1,178,526,438.
Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Income Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VIDIN-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—89.77%

Aerospace & Defense—0.55%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$5,000	$5,250
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	25,000	27,781
Bombardier Inc. (Canada), Sr. Notes,
7.50%, 03/15/18 (b)	10,000	10,887
7.75%, 03/15/20 (b)	15,000	16,425
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	2,000	2,043
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18 (b)	5,000	5,225
7.13%, 03/15/21 (b)	10,000	10,463
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	30,000	28,683
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	10,000	10,325
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	10,000	10,700

		127,782

Agricultural Products—0.13%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	30,000	31,310

Airlines—2.86%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (b)	5,000	4,975
American Airlines Pass Through Trust,
Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	44,079	52,068
Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18 (b)	85,000	82,875
Continental Airlines Inc.,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	6,942	6,916
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	197,268	230,310
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	14,248	15,210
Delta Air Lines, Inc., Sr. Sec. Notes,
9.50%, 09/15/14 (b)	9,000	9,630
12.25%, 03/15/15 (b)	5,000	5,687
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	460	462
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	43,929	48,377
Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	39,532	41,236
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	5,000	4,863
Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	60,000	60,300
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	5,000	4,863
Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	15,000	15,187
UAL Corp.,
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	47,215	53,825
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	27,686	31,562

		668,346

Alternative Carriers—0.15%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18 (b)	10,000	10,375
Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19 (b)	10,000	9,450
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	6,000	6,135
Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19 (b)	10,000	9,725

		35,685

Aluminum—0.11%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	25,000	26,063

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Apparel Retail—0.27%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	$5,000	$5,437
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	50,000	57,875

		63,312

Apparel, Accessories & Luxury Goods—0.13%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	10,000	9,775
Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	10,000	9,875
Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	10,000	10,625

		30,275

Asset Management & Custody Banks—0.03%
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19 (b)	7,000	7,184

Auto Parts & Equipment—0.11%
Dana Holding Corp., Sr. Unsec. Notes,
6.50%, 02/15/19	5,000	4,988
6.75%, 02/15/21	5,000	5,013
Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	15,000	15,487

		25,488

Automotive Retail—1.61%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	100,000	104,875
AutoZone Inc., Sr. Unsec. Notes, 5.75%, 01/15/15	210,000	231,451
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	40,000	39,607

		375,933

Biotechnology—0.02%
STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18 (b)	5,000	5,200

Brewers—0.94%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes,
4.13%, 01/15/15	90,000	95,088
2.88%, 02/15/16	125,000	123,938

		219,026

Broadcasting—1.72%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	20,000	21,200
COX Communications Inc.,
Sr. Unsec. Bonds, 8.38%, 03/01/39 (b)	75,000	94,870
Sr. Unsec. Global Notes, 5.45%, 12/15/14	95,000	104,809
Sr. Unsec. Notes, 9.38%, 01/15/19 (b)	140,000	181,270

		402,149

Building Products—0.43%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17 (b)	15,000	16,012
Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20 (b)	25,000	26,062
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	15,000	15,413
Ply Gem Industries Inc., Sr. Sec. Notes, 8.25%, 02/15/18 (b)	5,000	5,150
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17 (b)	20,000	21,150
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14 (b)	15,000	16,500

		100,287

Cable & Satellite—2.32%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	25,000	27,781
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	350,000	387,188
Time Warner Cable Inc., Sr. Unsec. Gtd. Notes,
5.00%, 02/01/20	60,000	60,816
5.88%, 11/15/40	70,000	65,753

		541,538

Casinos & Gaming—0.78%
Ameristar Casinos Inc., Sr. Notes, 7.50%, 04/15/21 (b)	5,000	5,012
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 10.00%, 12/15/18	5,000	4,563
Sec. Notes, 12.75%, 04/15/18 (b)	10,000	10,150
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17 (b)	5,000	5,169
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15 (b)	25,000	25,875
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	25,000	23,875
Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16 (b)	5,000	5,300
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Casinos & Gaming—(continued)
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	$30,000	$32,850
Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15 (b)	15,000	15,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	50,000	54,000

		181,981

Coal & Consumable Fuels—0.14%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes,
8.00%, 04/01/17	15,000	16,575
8.25%, 04/01/20	15,000	16,725

		33,300

Communications Equipment—0.13%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19 (b)	5,000	4,900
Juniper Networks Inc., Sr. Unsec. Notes, 5.95%, 03/15/41	25,000	24,744

		29,644

Computer & Electronics Retail—0.04%
Rent-A-Center Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20 (b)	10,000	9,875

Computer Storage & Peripherals—0.05%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.75%, 12/15/18 (b)	10,000	10,450

Construction & Engineering—0.13%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21 (b)	5,000	5,100
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19 (b)	5,000	5,100
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	10,000	10,175
Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18 (b)	10,000	10,400

		30,775

Construction & Farm Machinery & Heavy Trucks—0.37%
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	25,000	27,437
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	5,000	5,463
Navistar International Corp., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 11/01/21	25,000	27,750
Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17 (b)	25,000	26,687

		87,337

Construction Materials—0.93%
CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	80,000	80,415
Holcim U.S. Finance Sarl & Cie SCS (Luxembourg), Unsec. Gtd. Unsub. Notes, 6.00%, 12/30/19 (b)	110,000	115,418
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	20,000	21,700

		217,533

Consumer Finance—1.04%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	50,000	54,750
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	40,000	45,400
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	25,000	27,938
SLM Corp.,
Sr. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	78,621
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	35,000	36,129

		242,838

Department Stores—0.10%
Sears Holdings Corp., Sr. Sec. Gtd. Notes, 6.63%, 10/15/18 (b)	25,000	24,375

Distillers & Vintners—0.05%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	10,000	10,850

Diversified Banks—6.98%
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14 (b)	200,000	198,729
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	70,000	71,471
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	155,000	175,604
Credit Suisse AG (Switzerland), Sub. Medium-Term Loan Global Notes, 5.40%, 01/14/20	115,000	116,617
HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20 (b)	235,000	226,743
ING Bank N.V. (Netherlands), Unsec. Sub. Notes, 5.13%, 05/01/15 (b)	100,000	103,916
Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	85,000	87,453
Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15 (b)	145,000	147,622
Royal Bank of Scotland PLC (The) (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	130,000	135,073
Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	75,000	76,808
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Diversified Banks—(continued)
Societe Generale (France), Sr. Unsec. Notes, 2.50%, 01/15/14 (b)	$130,000	$129,008
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14 (b)	55,000	59,792
VTB Bank OJSC Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.55%, 10/13/20 (b)	100,000	101,414

		1,630,250

Diversified Capital Markets—0.46%
UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	100,000	108,035

Diversified Chemicals—0.31%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.25%, 11/15/20	75,000	72,067

Diversified Metals & Mining—0.47%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	35,000	38,576
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 8.95%, 05/01/14	60,000	72,189

		110,765

Diversified REIT’s—0.77%
Dexus Diversified/Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21 (b)	180,000	179,295

Drug Retail—0.76%
CVS Pass Through Trust, Sr. Unsec. Gtd. Mortgage Notes, 5.77%, 01/10/33 (b)	174,338	176,381

Electric Utilities—2.61%
DCP Midstream LLC, Sr. Unsec. Notes,
9.70%, 12/01/13 (b)	100,000	117,319
9.75%, 03/15/19 (b)	55,000	71,079
Enel Finance International NV (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14 (b)	100,000	103,136
LSP Energy L.P./LSP Batesville Funding Corp.-Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	25,000	17,844
Ohio Power Co.,-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	180,000	191,538
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	45,000	49,610
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	55,000	58,671

		609,197

Electrical Components & Equipment—0.14%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	25,000	27,812
Polypore International Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17 (b)	5,000	5,294

		33,106

Electronic Manufacturing Services—0.06%
Jabil Circuit, Inc., Sr. Unsec. Notes, 5.63%, 12/15/20	15,000	14,925

Environmental & Facilities Services—0.65%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16 (b)	10,000	10,700
Waste Management, Inc., Sr. Unsec. Gtd. Notes,
5.00%, 03/15/14	65,000	70,067
4.60%, 03/01/21	70,000	69,865

		150,632

Food Retail—0.72%
Kroger Co. (The), Sr. Unsec. Gtd. Notes, 5.40%, 07/15/40	25,000	23,588
Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	105,000	99,772
Wrigley (Wm.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11 (b)(c)	45,000	45,030

		168,390

Forest Products—0.02%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21 (b)	5,000	5,000

Gas Utilities—0.09%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21 (b)	10,000	9,850
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	10,000	10,800

		20,650

Gold—0.82%
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20 (b)	200,000	191,448

Health Care Equipment—0.60%
Boston Scientific Corp., Sr. Unsec. Notes,
4.50%, 01/15/15	50,000	51,567
6.00%, 01/15/20	85,000	88,957

		140,524

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Health Care Facilities—0.57%
CHS/Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 07/15/15	$25,000	$26,438
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	43,000	47,031
Healthsouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	15,000	15,563
7.75%, 09/15/22	15,000	15,600
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	25,000	27,812

		132,444

Health Care Services—1.54%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes,
6.25%, 06/15/14	125,000	139,037
7.25%, 06/15/19	40,000	47,888
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	35,000	34,581
Orlando Lutheran Towers Inc., Putable Bonds,
7.75%, 07/01/11	15,000	15,051
8.00%, 07/01/17	125,000	123,023

		359,580

Health Care Technology—0.07%
MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18 (b)	15,000	15,413

Home Furnishings—0.07%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16 (b)	15,000	16,088

Home Improvement Retail—0.33%
Lowe’s Cos. Inc., Sr. Unsec. Notes, 3.75%, 04/15/21	80,000	77,495

Homebuilding—0.09%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	5,000	4,963
8.13%, 06/15/16	15,000	15,075

		20,038

Hotels, Resorts & Cruise Lines—1.67%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15 (b)	165,000	175,830
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	25,000	24,937
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	15,000	16,575
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	155,000	171,372

		388,714

Household Products—0.11%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	25,000	26,250

Independent Power Producers & Energy Traders—0.32%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	45,000	48,488
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 01/15/17	25,000	26,156

		74,644

Industrial Conglomerates—2.02%
Hutchison Whampoa International Ltd. (Cayman Islands),
Gtd. Notes, 5.75%, 09/11/19 (b)	100,000	107,899
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19 (b)	130,000	156,011
Unsec. Gtd. Sub. Variable Rate Notes, 6.00% (b)(c)(d)	135,000	138,206
NBC Universal Media LLC, Sr. Unsec. Notes,
2.10%, 04/01/14 (b)	35,000	34,868
5.95%, 04/01/41 (b)	35,000	34,221

		471,205

Industrial Machinery—0.05%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16 (b)	10,000	10,600

Industrial REIT’s—0.07%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	15,000	16,575

Insurance Brokers—0.54%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	100,000	126,979

Integrated Oil & Gas—0.41%
Marathon Petroleum Corp., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/41 (b)	55,000	55,625
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	40,000	40,346

		95,971

Integrated Telecommunication Services—1.44%
AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	60,000	59,583
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16 (b)	5,000	5,450
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes,
7.25%, 04/01/19 (b)	10,000	10,075
7.50%, 04/01/21 (b)	10,000	10,100
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	91,428
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20 (b)	161,000	158,338

		334,974

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Internet Retail—0.76%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	$165,000	$167,354
Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	10,000	9,850

		177,204

Internet Software & Services—0.07%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	15,000	16,350

Investment Banking & Brokerage—8.58%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19 (b)	315,000	323,483
E*Trade Financial Corp., Sr. Unsec. Global Notes, 7.38%, 09/15/13	15,000	15,150
Goldman Sachs Group Inc. (The),
Sr. Global Notes, 3.70%, 08/01/15	45,000	45,323
Sr. Unsec. Global Notes, 5.13%, 01/15/15	50,000	53,480
Sr. Unsec. Medium-Term Global Notes, 5.38%, 03/15/20	175,000	177,439
Unsec. Sub. Global Notes, 6.75%, 10/01/37	140,000	140,353
Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	375,000	373,487
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes,
7.30%, 08/01/14 (b)	110,000	121,946
6.00%, 01/14/20 (b)	$105,000	106,016
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	200,000	211,859
Morgan Stanley,
Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	230,000	250,148
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	132,356
Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 7.50%, 11/15/37 (c)	50,000	51,678

		2,002,718

Leisure Facilities—0.02%
Speedway Motorsports Inc., Sr. Notes, 6.75%, 02/01/19 (b)	5,000	5,075

Life & Health Insurance—3.51%
MetLife Inc., Sr. Unsec. Notes, 6.75%, 06/01/16	155,000	178,890
Nationwide Financial Services, Sr. Unsec. Notes, 5.38%, 03/25/21 (b)	165,000	164,653
Prudential Financial Inc.,
Jr. Unsec. Sub. Variable Rate Global Notes, 8.88%, 06/15/38 (c)	130,000	154,279
Series D, Sr. Unsec. Medium-Term Notes,
2.75%, 01/14/13	105,000	106,842
3.88%, 01/14/15	105,000	108,426
7.38%, 06/15/19	90,000	105,677

		818,767

Life Sciences Tools & Services—0.91%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	120,000	129,608
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17 (b)	25,000	25,625
Thermo Fisher Scientific Inc., Sr. Unsec. Notes, 4.50%, 03/01/21	55,000	56,076

		211,309

Managed Health Care—0.84%
CIGNA Corp., Sr. Unsec. Notes,
4.50%, 03/15/21	45,000	44,417
5.88%, 03/15/41	35,000	34,567
UnitedHealth Group Inc., Sr. Unsec. Notes,
3.88%, 10/15/20	60,000	57,114
5.95%, 02/15/41	60,000	60,045

		196,143

Metal & Glass Containers—0.02%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	5,000	4,938

Mortgage Backed Securities—0.45%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	100,631	105,769

Movies & Entertainment—1.15%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	35,000	37,931
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	25,000	27,375
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17 (b)	15,000	16,163
News America Inc, Sr. Unsec. Gtd. Notes, 6.15%, 02/15/41 (b)	125,000	124,430
Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	62,627

		268,526

Multi-Line Insurance—1.75%
American Financial Group Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	221,210
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38 (c)	10,000	10,910
Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21 (b)	55,000	55,409
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Multi-Line Insurance —(continued)
Liberty Mutual Group Inc.,
Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37 (b)	$15,000	$15,075
Sr. Unsec. Notes, 5.75%, 03/15/14 (b)	100,000	105,127

		407,731

Multi-Utilities—0.44%
Dominion Resources Inc.,-Series B, Sr. Unsec. Notes 1.80%, 03/15/14	40,000	39,992
Pacific Gas & Electric Co., Sr. Unsec. Notes, 5.40%, 01/15/40	65,000	62,048

		102,040

Office REIT’s—0.38%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/01/20	85,000	88,779

Office Services & Supplies—0.10%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	25,000	24,313

Oil & Gas Drilling—0.48%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20 (b)	5,000	5,194
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	100,000	105,804

		110,998

Oil & Gas Equipment & Services—0.11%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	10,000	10,525
Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	5,000	5,187
Key Energy Services Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	10,000	10,194

		25,906

Oil & Gas Exploration & Production—2.47%
Anadarko Petroleum Corp.,
Sr. Unsec. Global Notes, 5.75%, 06/15/14	95,000	104,153
Sr. Unsec. Notes, 7.63%, 03/15/14	15,000	17,136
Chaparral Energy Inc., Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21 (b)	10,000	10,325
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes,
6.63%, 08/15/20	10,000	10,663
6.13%, 02/15/21	5,000	5,169
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	50,000	52,812
Concho Resources Inc., Sr. Notes, 7.00%, 01/15/21	5,000	5,275
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	15,000	16,650
Delta Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/15	10,000	7,900
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	10,000	11,287
EOG Resources Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	45,000	43,675
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	15,000	15,731
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	35,000	38,587
Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	65,000	66,159
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	45,000	46,754
Petrohawk Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	10,000	10,263
Sr. Unsec. Gtd. Notes, 7.25%, 08/15/18 (b)	5,000	5,163
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	65,000	66,133
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	15,000	16,762
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/01/17	15,000	15,956
SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19 (b)	10,000	10,213

		576,766

Oil & Gas Refining & Marketing—0.61%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19 (b)	100,000	106,542
Tesoro Corp.,
Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	5,000	5,181
Sr. Unsec. Gtd. Global Notes, 6.63%, 11/01/15	10,000	10,325
United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18 (b)	20,000	20,038

		142,086

Oil & Gas Storage & Transportation—3.10%
Copano Energy LLC/Copano Energy Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/16	20,000	20,875
Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	15,000	15,262
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes,
5.20%, 09/01/20	70,000	72,350
6.45%, 09/01/40	70,000	72,988
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	15,000	15,038
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	25,000	24,687
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	15,000	15,994
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—(continued)
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	$155,000	$164,224
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21 (b)	15,000	14,850
Williams Partners L.P., Sr. Unsec. Global Notes,
3.80%, 02/15/15	210,000	217,589
6.30%, 04/15/40	85,000	88,668

		722,525

Other Diversified Financial Services—7.51%
Bank of America Corp., Sr. Unsec. Global Notes,
4.50%, 04/01/15	240,000	249,623
3.70%, 09/01/15	25,000	25,081
6.50%, 08/01/16	130,000	143,999
Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	36,585
Citigroup Inc.,
Sr. Unsec. Global Notes, 6.01%, 01/15/15	150,000	164,154
Sr. Unsec. Notes, 6.38%, 08/12/14	255,000	282,106
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	10,000	10,528
ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes, 5.25%, 10/01/20 (b)	30,000	31,013
Unsec. Gtd. Notes, 5.80%, 10/15/12 (b)	105,000	111,519
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20 (b)	100,000	103,033
General Electric Capital Corp.,-Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	200,000	223,903
International Lease Finance Corp.,
Sr. Sec. Notes, 6.50%, 09/01/14 (b)	115,000	122,360
Sr. Unsec. Notes, 8.88%, 09/15/15 (b)	10,000	11,000
9.00%, 03/15/17 (b)	15,000	16,800
8.25%, 12/15/20	15,000	16,500
JPMorgan Chase & Co., Sr. Unsec. Global Notes,
4.75%, 05/01/13	15,000	15,966
3.45%, 03/01/16	25,000	24,895
JPMorgan Chase Capital XXVII,-Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	160,000	165,410
Twin Reefs Pass-Through Trust, Sec. Floating Rate Pass Through Ctfs., 1.39%, (Acquired 12/07/04-04/03/06; Cost $130,332) (b)(c)(d)(e)	130,000	—

		1,754,475

Packaged Foods & Meats—0.74%
Blue Merger Sub Inc., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19 (b)	5,000	5,100
Dole Food Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 10/01/16 (b)	25,000	26,875
Kraft Foods Inc., Sr. Unsec. Global Notes,
2.63%, 05/08/13	70,000	71,766
4.13%, 02/09/16	15,000	15,553
6.50%, 02/09/40	50,000	53,296

		172,590

Paper Packaging—0.05%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	10,600

Paper Products—0.18%
Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18 (b)	5,000	5,300
Mercer International Inc., Sr. Unsec. Gtd. Notes, 9.50%, 12/01/17 (b)	10,000	10,975
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	11,000	11,316
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	15,000	15,431

		43,022

Pharmaceuticals—0.13%
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18 (b)	5,000	5,025
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17 (b)	10,000	9,888
7.00%, 10/01/20 (b)	15,000	14,550

		29,463

Property & Casualty Insurance—0.97%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	181,140
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	45,565

		226,705

Publishing—0.04%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	9,000	9,171

Railroads—1.23%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Yankee Notes, 4.45%, 03/15/23	20,000	19,453
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	100,000	96,941
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	35,000	38,538
Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	135,000	133,221

		288,153

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Regional Banks—1.78%
CIT Group Inc., Sec. Gtd. Notes, 6.63%, 04/01/18 (b)	$15,000	$15,262
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	110,000	113,423
PNC Preferred Funding Trust III, Jr. Sub. Variable Rate Notes, 8.70% (b)(c)(d)	200,000	214,500
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	30,000	29,100
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	20,000	18,800
Zions Bancorp., Unsec. Sub. Notes, 5.50%, 11/16/15	25,000	25,500

		416,585

Restaurants—0.91%
Yum! Brands, Inc., Sr. Unsec. Notes, 5.30%, 09/15/19	200,000	212,743

Semiconductor Equipment—0.11%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	25,000	26,063

Semiconductors—0.12%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18 (b)	25,000	27,500

Sovereign Debt—1.70%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Notes, 5.88%, 01/15/19	120,000	132,900
Mexico Government International Bond (Mexico), Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	60,000	61,800
Russian Foreign Bond (Russia),
Sr. Unsec. Euro Bonds, 5.00%, 04/29/20 (b)	100,000	101,625
Sr. Unsec. Notes, 3.63%, 04/29/15 (b)	100,000	101,187

		397,512

Specialized Finance—1.60%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	115,000	116,843
NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes, 4.00%, 01/15/15	125,000	124,292
National Rural Utilities Cooperative Finance Corp.,
Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	70,000	70,684
Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	60,000	61,472

		373,291

Specialized REIT’s—1.57%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20 (b)	245,000	262,021
HCP Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	25,000	25,160
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22 (b)	5,000	5,088
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	73,828

		366,097

Specialty Chemicals—0.09%
Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19 (b)	5,000	5,138
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	15,000	15,881

		21,019

Specialty Properties—0.25%
HCP Inc., Sr. Unsec. Notes, 5.38%, 02/01/21	20,000	20,291
Health Care REIT Inc., Sr. Unsec. Sub. Notes, 6.50%, 03/15/41	40,000	38,919

		59,210

Specialty Stores—0.79%
Michaels Stores Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18 (b)	5,000	5,088
Staples Inc.,
Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	25,000	30,031
Sr. Unsec. Gtd. Notes, 7.75%, 04/01/11	150,000	150,000

		185,119

Steel—1.79%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	5,000	5,137
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes,
6.13%, 06/01/18	55,000	59,016
5.50%, 03/01/21	10,000	9,871
7.00%, 10/15/39	195,000	195,488
6.75%, 03/01/41	10,000	9,786
FMG Resources Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16 (b)	5,000	5,063
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	10,000	10,425
Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	55,000	53,715
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/10/39	65,000	69,718

		418,219

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Systems Software—0.21%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (b)	$20,000	$20,400
Symantec Corp., Sr. Unsec. Notes, 4.20%, 09/15/20	30,000	28,276

		48,676

Technology Distributors—0.29%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	65,000	66,594

Tires & Rubber—0.04%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 7.63%, 03/15/27	10,000	9,650

Trading Companies & Distributors—0.14%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	25,000	26,375
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Notes, 8.25%, 02/01/21 (b)	5,000	5,225

		31,600

Trucking—0.13%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	5,000	5,250
Hertz Corp. (The), Sr. Unsec. Gtd. Notes,
6.75%, 04/15/19 (b)	10,000	9,950
7.38%, 01/15/21 (b)	10,000	10,275
Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13, (Acquired 01/13/11; Cost $4,700) (b)	5,000	4,938

		30,413

Wireless Telecommunication Services—1.76%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	90,000	93,583
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15 (b)	25,000	27,125
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	20,000	20,150
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20 (b)	120,000	120,450
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
7.88%, 09/01/18	5,000	5,353
6.63%, 11/15/20	10,000	9,963
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	25,000	27,750
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
6.90%, 05/01/19	10,000	10,312
6.88%, 11/15/28	30,000	27,787
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	10,000	11,150
Wind Acquisition Finance S.A. (Luxembourg), Sr. Gtd. Sub. Notes, 11.75%, 07/15/17 (b)	50,000	58,000

		411,623

Total U.S. Dollar Denominated Bonds & Notes (Cost $20,035,283)		20,960,207

Asset-Backed Securities—2.55%
Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, Floating Rate Pass Through Ctfs. (c)	100,000	99,913
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs.	53,837	53,128
Credit Suisse Mortgage Capital Ctfs. Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs.(b)(c)	112,952	106,971
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs. (c)	45,000	46,825
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs. (c)	110,000	113,218
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs.(c)	183,603	175,877

Total Asset-Backed Securities (Cost $563,217)		595,932

U.S. Treasury Securities—1.91%

U.S. Treasury Bills—0.21%
0.15% (f)(g) 05/19/11	50	49,990

U.S. Treasury Bonds—1.70%
4.25% 05/15/39	100	95,922
4.50% 08/15/39	300	299,906

		395,828

Total U.S. Treasury Securities(Cost $467,592)		445,818

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

		Principal
		Amount	Value

Municipal Obligations—1.88%
Alameda (County of), California Joint Powers Authority (Multiple Capital);-Series 2010 A, Taxable Lease Build America & Recovery Zone Economic Development RB, 7.05%, 12/01/44		$55,000	$54,684
Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.);-Series 2006 B, Taxable RB, 7.50%, 05/15/17		65,000	54,686
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J);-Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		90,000	85,944
Kentucky (State of) Asset/Liability Commission;-Series 2010, Taxable General Funding RB, 3.17%, 04/01/18		90,000	87,499
New Jersey (State of) Transportation Trust Fund Authority;-Series 2010 C, Taxable Build America RB, 5.75%, 12/15/28		105,000	102,531
New York City (City of) Transitional Finance Authority;-Subseries 2011 B-1, Future Tax Secured Taxable Build America RB, 5.57%, 11/01/38		55,000	54,174

Total Municipal Obligations (Cost $459,523)			439,518

U.S. Government Sponsored Mortgage-Backed Securities—1.31%

Federal Home Loan Mortgage Corp. (FHLMC)—0.48%
Pass Through Ctfs.,
6.50%, 05/01/16 to 08/01/32		9,387	10,534
6.00%, 05/01/17 to 12/01/31		61,218	67,195
5.50%, 09/01/17		31,078	33,665

			111,394

Federal National Mortgage Association (FNMA)—0.69%
Pass Through Ctfs.,
7.00%, 02/01/16 to 09/01/32		22,644	25,883
6.50%, 05/01/16 to 09/01/31		8,324	9,257
5.00%, 11/01/18		32,390	34,685
7.50%, 04/01/29 to 10/01/29		72,953	84,637
8.00%, 04/01/32		5,942	6,961

			161,423

Government National Mortgage Association (GNMA)—0.14%
Pass Through Ctfs.,
7.50%, 06/15/23		10,699	12,412
8.50%, 11/15/24		5,996	6,585
7.00%, 07/15/31 to 08/15/31		2,246	2,603
6.50%, 11/15/31 to 03/15/32		5,140	5,821
6.00%, 11/15/32		4,301	4,760

			32,181

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $277,421)			304,998

		Shares

Preferred Stocks—0.08%

Consumer Finance—0.05%
Ally Financial, Inc., Series A, 8.50% Variable Rate Pfd. (c)		250	6,218
GMAC Capital Trust I Series 2, 8.13% Jr. Sub. Gtd. Pfd.		270	6,885

			13,103

Industrial REIT’s—0.01%
DuPont Fabros Technology Inc. Series B, 7.63% Pfd.		95	2,361

Tires & Rubber—0.02%
Goodyear Tire & Rubber Co. (The) 5.88% Conv. Pfd.		75	3,848

Total Preferred Stocks (Cost $19,116)			19,312

		Principal
		Amount

Non-U.S. Dollar Denominated Bonds & Notes—0.03%(h)

Canada—0.03%

Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17 (Cost $7,556) (b)	CAD	7,000	7,608

		Shares

Common Stocks & Other Equity Interests—0.01%

Broadcasting—0.00%
Adelphia Recovery Trust, Series ACC-1 (i)		87,412	437

Cable & Satellite—0.01%
Adelphia Communications Corp., (i)		900	1,125

Total Common Stocks & Other Equity Interests (Cost $22,181)			1,562

Money Market Funds—1.43%
Liquid Assets Portfolio — Institutional Class (j)		166,259	166,259
Premier Portfolio — Institutional Class (j)		166,259	166,259

Total Money Market Funds (Cost $332,518)			332,518

TOTAL INVESTMENTS—98.97% (Cost $22,184,407)			23,107,473

OTHER ASSETS LESS LIABILITIES—1.03%			240,401

NET ASSETS—100.00%			$23,347,874

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

Investment Abbreviations:

CAD	— Canadian Dollar

Ctfs.	— Certificates

Deb.	— Debentures

Gtd.	— Guaranteed

Jr.	— Junior

PIK	— Payment in Kind

Pfd.	— Preferred

RB	— Revenue Bonds

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $6,465,959, which represented 27.69% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at March 31, 2011 represented less than 1% of the Fund’s Net Assets.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Diversified Income Fund

A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
Invesco V.I. Diversified Income Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco V.I. Diversified Income Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$348,418	$3,849	$1,125	$353,392
U.S. Treasury Securities	—	445,818	—	445,818
U.S. Government Sponsored Securities	—	304,998	—	304,998
Corporate Debt Securities	15,187	20,952,628	—	20,967,815
Asset Backed Securities	—	595,932	—	595,932
Municipal Obligations	—	439,518	—	439,518

	$363,605	$22,742,743	$1,125	$23,107,473

Futures Contracts*	21,096	—	—	21,096

Total Investments	$384,701	$22,742,743	$1,125	$23,128,569

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts (a)	$22,976	$(1,880)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended March 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures *

Realized Gain (Loss)
Interest rate risk	$(30,649)
Change in Unrealized Appreciation
Interest rate risk	14,906

Total	$(15,743)

*	The average notional value of futures outstanding during the period was $8,295,049.
Invesco V.I. Diversified Income Fund

Open Futures Contracts

				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 5 Year Notes	31	June-2011/Long	$3,620,461	$3,082
U.S. Treasury Ultra Bond	8	June-2011/Long	988,500	18,420

Subtotal			$4,608,961	$21,502

U.S. Treasury 10 Year Notes	31	June-2011/Short	(3,689,969)	(318)
U.S. Treasury 30 Year Bond	1	June-2011/Short	(120,188)	(88)

Subtotal			$(3,810,157)	$(406)

Total			$798,804	$21,096

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $5,119,552 and $5,292,597, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,187,330
Aggregate unrealized (depreciation) of investment securities	(264,264)

Net unrealized appreciation of investment securities	$923,066

Cost of investments for tax purposes is $22,184,407.
Invesco V.I. Diversified Income Fund

Invesco V.I. Dividend Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	MS-VIDGR-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks—96.14%

Aerospace & Defense—3.98%
General Dynamics Corp.	67,219	$5,146,286
Raytheon Co.	80,787	4,109,635

		9,255,921

Apparel Retail—0.45%
TJX Cos., Inc. (The)	20,833	1,036,025

Asset Management & Custody Banks—2.87%
Federated Investors, Inc. -Class B	150,637	4,029,540
State Street Corp.	59,148	2,658,111

		6,687,651

Auto Parts & Equipment—1.87%
Johnson Controls, Inc.	104,500	4,344,065

Brewers—3.11%
Foster’s Group Ltd. (Australia)	377,280	2,233,573
Heineken N.V. (Netherlands)	91,483	4,998,292

		7,231,865

Building Products—1.93%
Masco Corp.	322,697	4,491,942

Casinos & Gaming—1.31%
International Game Technology	188,216	3,054,746

Computer Hardware—0.35%
International Business Machines Corp.	5,004	816,002

Construction & Farm Machinery & Heavy Trucks—0.57%
Caterpillar Inc.	11,964	1,332,191

Consumer Finance—2.36%
Capital One Financial Corp.	105,894	5,502,252

Data Processing & Outsourced Services—2.38%
Automatic Data Processing, Inc.	108,090	5,546,098

Department Stores—0.35%
Nordstrom, Inc.	18,128	813,585

Distributors—0.81%
Genuine Parts Co.	35,348	1,896,067

Diversified Banks—2.25%
Societe Generale (France)	54,021	3,509,962
U.S. Bancorp	65,659	1,735,368

		5,245,330

Diversified Chemicals—1.33%
E. I. du Pont de Nemours and Co.	56,238	3,091,403

Drug Retail—1.52%
Walgreen Co.	87,993	3,532,039

Electric Utilities—4.55%
American Electric Power Co., Inc.	127,575	4,482,986
Entergy Corp.	31,711	2,131,296
Exelon Corp.	67,601	2,787,865
PPL Corp.	46,776	1,183,433

		10,585,580

Electrical Components & Equipment—1.26%
Emerson Electric Co.	50,179	2,931,959

Food Distributors—1.56%
Sysco Corp.	131,375	3,639,087

Gas Utilities—0.85%
AGL Resources Inc.	49,634	1,977,419

General Merchandise Stores—1.25%
Target Corp.	58,093	2,905,231

Health Care Equipment—2.21%
Medtronic, Inc.	24,164	950,854
Stryker Corp.	68,934	4,191,187

		5,142,041

Hotels, Resorts & Cruise Lines—1.46%
Accor S.A. (France)	44,651	2,006,132
Marriott International Inc. -Class A	39,183	1,394,131

		3,400,263

Household Products—4.32%
Kimberly-Clark Corp.	94,728	6,182,897
Procter & Gamble Co. (The)	62,637	3,858,439

		10,041,336

Industrial Machinery—5.07%
Eaton Corp.	10,647	590,270
Illinois Tool Works, Inc.	29,645	1,592,529
Pentair, Inc.	128,519	4,856,733
Snap-On, Inc.	79,389	4,768,103

		11,807,635

Insurance Brokers—0.60%
Marsh & McLennan Cos., Inc.	46,908	1,398,327

Integrated Oil & Gas—3.79%
Eni S.p.A. (Italy)	134,484	3,302,704
Exxon Mobil Corp.	35,111	2,953,888
Total S.A. (France)	42,021	2,557,883

		8,814,475

Integrated Telecommunication Services—0.97%
AT&T Inc.	73,767	2,257,270

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dividend Growth Fund

	Shares	Value

Investment Banking & Brokerage—1.55%
Charles Schwab Corp. (The)	200,047	$3,606,847

Life & Health Insurance—1.76%
Lincoln National Corp.	80,107	2,406,414
StanCorp Financial Group, Inc.	36,494	1,683,103

		4,089,517

Motorcycle Manufacturers—1.03%
Harley-Davidson, Inc.	56,447	2,398,433

Movies & Entertainment—1.59%
Time Warner Inc.	103,496	3,694,807

Multi-Utilities—1.35%
Dominion Resources, Inc.	70,370	3,145,539

Oil & Gas Equipment & Services—1.03%
Baker Hughes Inc.	32,493	2,385,961

Oil & Gas Storage & Transportation—0.60%
Southern Union Co.	48,440	1,386,353

Packaged Foods & Meats—6.03%
Campbell Soup Co.	77,747	2,574,203
General Mills, Inc.	127,044	4,643,458
Kraft Foods Inc. -Class A	130,888	4,104,648
Mead Johnson Nutrition Co.	46,757	2,708,633

		14,030,942

Paper Products—2.06%
International Paper Co.	158,962	4,797,473

Pharmaceuticals—5.27%
Bristol-Myers Squibb Co.	111,070	2,935,580
Eli Lilly and Co.	81,232	2,856,929
Johnson & Johnson	71,555	4,239,634
Novartis AG (Switzerland)	27,787	1,507,348
Pfizer Inc.	35,283	716,598

		12,256,089

Property & Casualty Insurance—0.91%
Travelers Cos., Inc. (The)	35,619	2,118,618

Regional Banks—6.06%
Fifth Third Bancorp	290,783	4,036,068
SunTrust Banks, Inc.	208,492	6,012,909
Zions Bancorp.	175,275	4,041,842

		14,090,819

Restaurants—1.52%
Brinker International, Inc.	140,149	3,545,770

Semiconductors—1.68%
Linear Technology Corp.	34,342	1,154,921
Texas Instruments Inc.	79,651	2,752,739

		3,907,660

Soft Drinks—1.51%
Coca-Cola Co. (The)	52,920	3,511,242

Specialized Consumer Services—0.83%
H&R Block, Inc.	115,793	1,938,375

Specialty Chemicals—0.54%
Ecolab Inc.	24,401	1,244,939

Systems Software—0.93%
Microsoft Corp.	85,342	2,164,273

Thrifts & Mortgage Finance—1.37%
Hudson City Bancorp, Inc.	329,116	3,185,843

Tobacco—3.19%
Altria Group, Inc.	148,289	3,859,963
Philip Morris International, Inc.	54,257	3,560,888

		7,420,851

Total Common Stocks (Cost $195,902,860) 223,698,156

Money Market Funds—4.08%
Liquid Assets Portfolio — Institutional Class (b)	4,742,119	4,742,119
Premier Portfolio — Institutional Class (b)	4,742,119	4,742,119

Total Money Market Funds (Cost $9,484,239)		9,484,238

TOTAL INVESTMENTS—100.22% (Cost $205,387,099)		233,182,394

OTHER ASSETS LESS LIABILITIES—(0.22)%		(500,776)

NET ASSETS—100.00%		$232,681,618

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dividend Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Dividend Growth Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation
Invesco V.I. Dividend Growth Fund

E.	Foreign Currency Contracts — (continued)

(depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$233,182,394	$—	$—	$233,182,394
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $27,215,550 and $32,072,823, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$31,129,284
Aggregate unrealized (depreciation) of investment securities	(3,333,989)

Net unrealized appreciation of investment securities	$27,795,295

Cost of investments is the same for tax and financial statement purposes.
Invesco V.I. Dividend Growth Fund

NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco V.I. Financial Services Fund (the “Target Fund”) in exchange for shares of the Fund.
     The Target Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco V.I. Dividend Growth Fund

Invesco V.I. Dynamics Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	I-VIDYN-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.73%

Aerospace & Defense—1.15%
BE Aerospace, Inc. (b)	19,226	$683,100

Air Freight & Logistics—1.15%
UTI Worldwide, Inc.	33,798	684,072

Apparel Retail—0.97%
Rue21, Inc. (b)	19,986	575,597

Apparel, Accessories & Luxury Goods—1.29%
Coach, Inc.	14,778	769,047

Application Software—4.57%
Autodesk, Inc. (b)	12,652	558,080
Citrix Systems, Inc. (b)	10,221	750,835
Salesforce.com, Inc. (b)	5,762	769,688
TIBCO Software Inc. (b)	23,473	639,639
VanceInfo Technologies Inc. -ADR (China)(b)	138	4,334

		2,722,576

Asset Management & Custody Banks—1.72%
Affiliated Managers Group, Inc. (b)	9,378	1,025,672

Auto Parts & Equipment—2.05%
BorgWarner, Inc. (b)	11,388	907,510
Gentex Corp.	10,294	311,393

		1,218,903

Automotive Retail—1.10%
O’Reilly Automotive, Inc. (b)	11,380	653,895

Biotechnology—1.49%
Human Genome Sciences, Inc. (b)	10,069	276,394
United Therapeutics Corp. (b)	9,144	612,831

		889,225

Broadcasting—0.61%
Discovery Communications, Inc. -Class A (b)	9,081	362,332

Casinos & Gaming—0.56%
MGM Resorts International (b)	25,211	331,525

Coal & Consumable Fuels—0.97%
Alpha Natural Resources, Inc. (b)(c)	9,769	579,986

Communications Equipment—2.25%
Acme Packet, Inc. (b)	6,486	460,247
F5 Networks, Inc. (b)	4,469	458,385
Finisar Corp. (b)	17,026	418,840

		1,337,472

Computer Storage & Peripherals—0.61%
NetApp, Inc. (b)	7,553	363,904

Construction & Engineering—1.15%
Foster Wheeler AG (Switzerland)(b)	18,170	683,555

Construction & Farm Machinery & Heavy Trucks—4.02%
AGCO Corp. (b)	16,871	927,399
Navistar International Corp. (b)	10,505	728,312
Terex Corp. (b)	19,955	739,133

		2,394,844

Consumer Finance—1.36%
Discover Financial Services	33,554	809,323

Data Processing & Outsourced Services—1.49%
Alliance Data Systems Corp. (b)	10,299	884,581

Department Stores—2.80%
Macy’s, Inc.	30,862	748,712
Nordstrom, Inc.	20,482	919,232

		1,667,944

Electrical Components & Equipment—1.31%
Cooper Industries PLC (Ireland)	10,699	694,365
Regal-Beloit Corp.	1,122	82,837

		777,202

Electronic Components—2.01%
Amphenol Corp. -Class A	22,052	1,199,408

Health Care Equipment—2.67%
American Medical Systems Holdings, Inc. (b)	34,589	748,506
CareFusion Corp. (b)	22,663	639,097
NuVasive, Inc. (b)	7,851	198,787

		1,586,390

Health Care Facilities—2.53%
Brookdale Senior Living Inc. (b)	22,398	627,144
Universal Health Services, Inc. -Class B	17,737	876,385

		1,503,529

Health Care Services—1.32%
DaVita, Inc. (b)	1,268	108,427
Quest Diagnostics Inc.	11,773	679,537

		787,964

Hotels, Resorts & Cruise Lines—3.11%
Ctrip.com International, Ltd. -ADR (China)(b)	9,217	382,413
Marriott International Inc. -Class A	21,366	760,202
Orient-Express Hotels Ltd. -Class A (Bermuda)(b)	57,174	707,243

		1,849,858

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dynamics Fund

	Shares	Value

Household Products—0.61%
Church & Dwight Co., Inc.	4,554	$361,314

Human Resource & Employment Services—1.22%
Manpower Inc.	1,925	121,044
Robert Half International, Inc.	19,797	605,788

		726,832

Independent Power Producers & Energy Traders—0.81%
KGEN Power Corp. (Acquired 01/12/07; Cost $613,032) (b)(d)	43,788	481,668

Industrial Machinery—3.45%
Flowserve Corp.	6,142	791,090
Gardner Denver Inc.	8,371	653,189
Kennametal Inc.	15,681	611,559

		2,055,838

Internet Retail—0.10%
Priceline.com Inc. (b)	119	60,266

Internet Software & Services—1.98%
Akamai Technologies, Inc. (b)	3,009	114,342
MercadoLibre Inc.	6,119	499,494
VeriSign, Inc.	15,626	565,817

		1,179,653

IT Consulting & Other Services—2.44%
Cognizant Technology Solutions Corp. -Class A (b)	9,358	761,741
Teradata Corp. (b)	13,680	693,576

		1,455,317

Life Sciences Tools & Services—1.51%
Life Technologies Corp. (b)	9,533	499,720
Pharmaceutical Product Development, Inc.	14,418	399,523

		899,243

Managed Health Care—2.02%
Aetna Inc.	16,694	624,856
Aveta, Inc. (b)(d)	80,000	580,000

		1,204,856

Metal & Glass Containers—1.39%
Crown Holdings, Inc. (b)	21,371	824,493

Oil & Gas Equipment & Services—1.42%
Oil States International, Inc. (b)	9,423	717,467
Superior Energy Services, Inc. (b)	3,168	129,888

		847,355

Oil & Gas Exploration & Production—5.19%
Concho Resources Inc. (b)	8,820	946,386
Continental Resources, Inc. (b)	10,779	770,375
Oasis Petroleum Inc. (b)	4,851	153,389
Pioneer Natural Resources Co.	11,964	1,219,371

		3,089,521

Packaged Foods & Meats—1.86%
Hershey Co. (The)	12,820	696,767
Sanderson Farms, Inc. (c)	8,997	413,142

		1,109,909

Pharmaceuticals—2.18%
Hospira, Inc. (b)	21,107	1,165,106
Shire PLC -ADR (United Kingdom)	1,540	134,134

		1,299,240

Precious Metals & Minerals—1.53%
Silver Wheaton Corp. (Canada)	10,877	471,626
Stillwater Mining Co. (b)	19,061	437,069

		908,695

Publishing—1.11%
McGraw-Hill Cos., Inc. (The)	16,777	661,014

Real Estate Services—1.48%
Jones Lang LaSalle Inc.	8,853	882,998

Research & Consulting Services—1.02%
IHS Inc. -Class A (b)	6,829	606,074

Restaurants—0.94%
Texas Roadhouse, Inc.	32,960	559,990

Security & Alarm Services—0.76%
Corrections Corp. of America (b)	18,425	449,570

Semiconductor Equipment—1.33%
Lam Research Corp. (b)	13,631	772,332
Teradyne, Inc. (b)	1,092	19,449

		791,781

Semiconductors—3.55%
Altera Corp.	10,321	454,330
Avago Technologies Ltd. (Singapore)	27,634	859,417
Cavium Networks, Inc. (b)	9,108	409,223
TriQuint Semiconductor, Inc. (b)	30,080	388,333

		2,111,303

Specialized Finance—1.58%
Moody’s Corp.	27,768	941,613

Specialty Chemicals—2.67%
Albemarle Corp.	15,079	901,272
LyondellBasell Industries NV -Class A (Netherlands)(b)	12,721	503,116
Nalco Holding Co.	6,694	182,813

		1,587,201

Specialty Stores—1.65%
Staples, Inc.	15,080	292,854
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	14,315	688,981

		981,835

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dynamics Fund

	Shares	Value

Systems Software—2.12%
Check Point Software Technologies Ltd. (Israel)(b)	15,011	$766,312
Rovi Corp. (b)	9,196	493,365

		1,259,677

Technology Distributors—0.34%
Avnet, Inc. (b)	5,919	201,779

Trading Companies & Distributors—1.15%
WESCO International, Inc. (b)	10,980	686,250

Trucking—2.97%
Hertz Global Holdings, Inc. (b)	39,468	616,885
J.B. Hunt Transport Services, Inc.	16,461	747,658
Swift Transportation Co. (b)	27,291	401,178

		1,765,721

Wireless Telecommunication Services—1.09%
NII Holdings Inc. (b)	9,526	396,948
SBA Communications Corp. -Class A (b)	6,278	249,111
		646,059

Total Common Stocks & Other Equity Interests (Cost $46,066,916)		56,978,969

Money Market Funds—4.73%
Liquid Assets Portfolio — Institutional Class (e)	1,408,122	1,408,122
Premier Portfolio — Institutional Class (e)	1,408,123	1,408,123

Total Money Market Funds (Cost $2,816,245)		2,816,245

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.46% (Cost $48,883,161)		59,795,214

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.29%
Liquid Assets Portfolio — Institutional Class (Cost $765,236)(e)(f)	765,236	765,236
TOTAL INVESTMENTS—101.75% (Cost $49,648,397)		60,560,450

OTHER ASSETS LESS LIABILITIES—(1.75)%		(1,042,660)

NET ASSETS—100.00%		$59,517,790

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2011.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $1,061,668, which represented 1.78% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dynamics Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Dynamics Fund

A. Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on
Invesco V.I. Dynamics Fund

E. Foreign Currency Translations — (continued)
securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$59,498,782	$580,000	$481,668	$60,560,450

Invesco V.I. Dynamics Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $15,730,853 and $15,495,383, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$11,952,160
Aggregate unrealized (depreciation) of investment securities	(1,095,089)

Net unrealized appreciation of investment securities	$10,857,071

Cost of investments for tax purposes is $49,703,379.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. Capital Development Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco V.I. Dynamics Fund

Invesco V.I. Financial Services Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	I-VIFSE-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks—94.04%

Asset Management & Custody Banks—13.90%
Federated Investors, Inc. -Class B	111,878	$2,992,737
Legg Mason, Inc.	83,967	3,030,369
State Street Corp.	76,480	3,437,011

		9,460,117

Consumer Finance—12.45%
American Express Co.	29,706	1,342,711
Capital One Financial Corp.	102,854	5,344,294
SLM Corp. (b)	116,353	1,780,201

		8,467,206

Data Processing & Outsourced Services—6.84%
Alliance Data Systems Corp. (b)	15,027	1,290,669
Automatic Data Processing, Inc.	42,215	2,166,052
Heartland Payment Systems, Inc.	68,419	1,199,385

		4,656,106

Diversified Banks—4.84%
Societe Generale (France)	29,396	1,909,977
U.S. Bancorp	52,260	1,381,232

		3,291,209

Diversified Capital Markets—3.72%
UBS AG (Switzerland)(b)	140,139	2,529,509

Insurance Brokers—1.75%
Marsh & McLennan Cos., Inc.	40,020	1,192,996

Investment Banking & Brokerage—7.87%
Charles Schwab Corp. (The)	104,995	1,893,060
FBR Capital Markets Corp. (b)	155,964	558,351
Lazard Ltd. -Class A	29,300	1,218,294
Morgan Stanley	61,608	1,683,130

		5,352,835

Life & Health Insurance—5.23%
Lincoln National Corp.	56,052	1,683,802
Prudential Financial, Inc.	6,486	399,408
StanCorp Financial Group, Inc.	32,001	1,475,886

		3,559,096

Other Diversified Financial Services—7.37%
Bank of America Corp.	174,902	2,331,444
Citigroup Inc. (b)	406,230	1,795,536
JPMorgan Chase & Co.	19,166	883,553

		5,010,533

Property & Casualty Insurance—4.46%
Allstate Corp. (The)	5,407	171,834
XL Group PLC (Ireland)	116,413	2,863,760

		3,035,594

Regional Banks—16.87%
Fifth Third Bancorp	215,710	2,994,055
First Midwest Bancorp, Inc.	49,186	579,903
M&T Bank Corp.	10,201	902,482
SunTrust Banks, Inc.	117,570	3,390,719
Wilmington Trust Corp.	54,704	247,262
Zions Bancorp.	145,968	3,366,022

		11,480,443

Reinsurance—1.72%
Transatlantic Holdings, Inc.	24,014	1,168,761

Specialized Consumer Services—2.24%
H&R Block, Inc.	91,037	1,523,959

Specialized Finance—1.20%
Moody’s Corp.	24,149	818,893

Thrifts & Mortgage Finance—3.58%
Capitol Federal Financial Inc.	11,148	125,638
Hudson City Bancorp, Inc.	238,526	2,308,932

		2,434,570

Total Common Stocks (Cost $57,713,991)		63,981,827

Money Market Funds—6.19%
Liquid Assets Portfolio — Institutional Class (c)	2,105,876	2,105,876
Premier Portfolio — Institutional Class (c)	2,105,876	2,105,876

Total Money Market Funds (Cost $4,211,752)		4,211,752

TOTAL INVESTMENTS—100.23% (Cost $61,925,743)		68,193,579

OTHER ASSETS LESS LIABILITIES—(0.23)%		(154,691)

NET ASSETS—100.00%		$68,038,888

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Financial Services Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Financial Services Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial service sector depends on the availability and cost of money and may fluctuate significantly in response to changes in government regulation, interest rates and general economic conditions. Businesses in the financial sector often operate with substantial financial leverage.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign
Invesco V.I. Financial Services Fund

F.	Foreign Currency Contracts — (continued)

currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$68,193,579	$—	$—	$68,193,579

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $5,530,390 and $3,328,363, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,959,432
Aggregate unrealized (depreciation) of investment securities	(4,762,495)

Net unrealized appreciation of investment securities	$3,196,937

Cost of investments for tax purposes is $64,996,642.
Invesco V.I. Financial Services Fund

NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. Dividend Growth Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco V.I. Financial Services Fund

Invesco V.I. Global Dividend Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	MS-VIGDG-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.03%

Australia—2.65%
Australia & New Zealand Banking Group Ltd.	32,293	$794,576
Macquarie Group Ltd.	18,441	697,132
Telstra Corp. Ltd.	258,218	752,710

		2,244,418

Bermuda—0.85%
PartnerRe Ltd.	9,050	717,122

Brazil—1.41%
Banco Santander Brasil S.A. (a)	18,000	219,839
Companhia Energetica de Minas Gerais — ADR	12,635	243,477
PDG Realty S.A. Empreendimentos e Participacoes	42,400	235,808
Petroleo Brasileiro S.A. — ADR	6,450	260,774
Vale S.A. — ADR	7,038	234,717

		1,194,615

Canada—2.51%
Nexen Inc.	43,145	1,075,621
Toronto-Dominion Bank (The) (b)	11,886	1,051,902

		2,127,523

China—1.44%
Chaoda Modern Agriculture (Holdings) Ltd.	158,000	98,108
China Construction Bank Corp. — Class H	158,000	148,076
China Dongxiang Group Co.	375,000	118,595
China Minsheng Banking Corp., Ltd. — Class H	186,000	171,207
China Mobile Ltd.	17,000	157,051
CNOOC Ltd.	74,000	187,120
KWG Property Holding Ltd.	150,500	121,699
Renhe Commercial Holdings Co., Ltd.	1,186,000	221,082

		1,222,938

Finland—0.74%
Nokia Corp. — ADR (b)	73,450	625,059

France—4.88%
BNP Paribas	15,634	1,143,492
Bouygues S.A.	20,031	961,921
Sanofi-Aventis S.A.	13,255	930,918
Total S.A.	18,085	1,100,934

		4,137,265

Germany—1.38%
Porsche Automobil Holding SE — Rights	14,342	124,330
Salzgitter AG	13,257	1,046,477

		1,170,807

Hong Kong—2.36%
Cheung Kong (Holdings) Ltd.	56,000	910,668
Esprit Holdings Ltd.	239,100	1,092,867

		2,003,535

Indonesia—0.16%
PT Telekomunikasi Indonesia Tbk	161,000	135,564

Italy—1.12%
Eni S.p.A.	38,622	948,555

Japan—10.52%
FUJIFILM Holdings Corp.	23,500	727,771
Mitsubishi Corp.	44,900	1,246,382
Mitsubishi UFJ Financial Group, Inc.	222,400	1,026,708
Nippon Telegraph & Telephone Corp.	26,600	1,194,410
Nippon Yusen Kabushiki Kaisha	237,000	926,004
Nissan Motor Co., Ltd.	155,400	1,378,759
Seven & I Holdings Co., Ltd.	28,300	721,960
Sumitomo Chemical Co., Ltd.	198,000	987,858
Takeda Pharmaceutical Co. Ltd.	15,100	704,352

		8,914,204

Mexico—0.42%
America Movil S.A.B. de C.V. — Series L	68,000	197,749
Desarrolladora Homex S.A.B. de C.V. — ADR (c)	5,782	157,560

		355,309

Netherlands—1.71%
TNT N.V.	29,671	762,223
Unilever N.V.	21,813	684,917

		1,447,140

Norway—2.19%
Statoil A.S.A.	31,360	870,333
Yara International A.S.A.	19,548	990,434

		1,860,767

Poland—0.32%
KGHM Polska Miedz S.A.	4,298	272,749

Russia—0.77%
Gazprom OAO — ADR	6,849	221,702
Magnitogorsk Iron & Steel Works — GDR (d)	15,199	222,362
Rosneft Oil Co. — GDR (d)	23,122	210,742

		654,806

South Africa—0.95%
Sasol Ltd.	3,688	213,424
Standard Bank Group Ltd.	13,115	201,447
Steinhoff International Holdings Ltd. (c)	63,597	236,903
Tiger Brands Ltd.	6,109	158,039

		809,813

South Korea—2.32%
Dongbu Insurance Co., Ltd.	3,560	162,593
Hyundai Mipo Dockyard Co., Ltd.	1,367	233,036
Hyundai Mobis	1,054	314,677
KT&G Corp.	2,481	129,145
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Dividend Growth Fund

	Shares	Value

South Korea—(continued)
LG Electronics Inc.	1,140	$108,929
Lotte Shopping Co., Ltd.	222	90,868
POSCO	538	246,886
Samsung Electronics Co., Ltd.	376	318,991
Shinhan Financial Group Co., Ltd.	4,050	184,049
SK Telecom Co., Ltd. — ADR	9,392	176,663

		1,965,837

Spain—3.32%
Banco Santander S.A.	80,525	938,488
Iberdrola S.A.	115,688	1,006,011
Telefonica S.A.	34,642	867,253

		2,811,752

Switzerland—5.69%
ACE Ltd.	28,922	1,871,254
Holcim Ltd.	12,428	936,328
Swisscom AG	2,343	1,044,593
Zurich Financial Services AG	3,466	970,178

		4,822,353

Taiwan—0.90%
AU Optronics Corp. — ADR (c)	15,618	137,126
HTC Corp.	8,600	336,320
Powertech Technology Inc.	67,000	209,624
U-Ming Marine Transport Corp.	39,000	83,022

		766,092

Thailand—0.41%
Bangkok Bank PCL — NVDR	36,900	209,846
PTT PCL	12,000	139,534

		349,380

Turkey—0.20%
Asya Katilim Bankasi A.S.	86,599	168,818

Turkmenistan—0.25%
Dragon Oil PLC	21,795	209,083

United Kingdom—9.01%
Barclays PLC	230,583	1,034,414
BHP Billiton PLC	43,390	1,719,993
GlaxoSmithKline PLC	35,940	685,810
Imperial Tobacco Group PLC	45,034	1,392,141
National Grid PLC	81,035	774,041
Royal Dutch Shell PLC — Class A	55,955	2,029,982

		7,636,381

United States—37.55%
3M Co.	11,278	1,054,493
Apache Corp.	7,653	1,001,931
Archer-Daniels-Midland Co.	51,612	1,858,548
Avon Products, Inc.	24,441	660,885
Bank of America Corp.	80,330	1,070,799
Bank of New York Mellon Corp. (The)	28,959	865,005
Best Buy Co., Inc.	32,830	942,878
Chevron Corp.	19,444	2,088,869
Coach, Inc.	27,326	1,422,045
ConocoPhillips	21,456	1,713,476
CVS Caremark Corp.	29,229	1,003,139
Energen Corp.	25,656	1,619,407
GameStop Corp. — Class A (c)	39,676	893,504
General Dynamics Corp.	22,909	1,753,913
Gilead Sciences, Inc. (c)	21,061	893,829
Johnson & Johnson	23,081	1,367,549
Merck & Co., Inc.	40,106	1,323,899
Microsoft Corp.	31,850	807,716
Morgan Stanley	34,755	949,507
Oracle Corp.	49,231	1,642,838
Stryker Corp.	14,893	905,494
Valero Energy Corp.	41,383	1,234,041
W. R. Berkley Corp.	24,485	788,662
WellPoint Inc.	24,855	1,734,630
Western Digital Corp. (c)	59,962	2,235,983
		31,833,040

Total Common Stocks & Other Equity Interests (Cost $66,946,899)		81,404,925

Preferred Stocks—1.29%

Brazil—0.18%
Usinas Siderurgicas de Minas Gerais S.A. — Class A — 3.70% Pfd.	12,800	154,683

Germany—1.11%
Porsche Automobil Holding SE — 0.17% Pfd.	14,342	941,580

Total Preferred Stocks (Cost $788,870)		1,096,263

Money Market Funds—2.67%
Liquid Assets Portfolio — Institutional Class (e)	1,129,318	1,129,318
Premier Portfolio — Institutional Class (e)	1,129,318	1,129,318

Total Money Market Funds (Cost $2,258,636)		2,258,636

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.99% (Cost $69,994,405)		84,759,824

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.55%
Liquid Assets Portfolio — Institutional Class (Cost $1,315,705) (e)(f)	1,315,705	1,315,705

TOTAL INVESTMENTS—101.54% (Cost $71,310,110)		86,075,529

OTHER ASSETS LESS LIABILITIES—(1.54)%		(1,306,345)

NET ASSETS—100.00%		$84,769,184

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Dividend Growth Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

NVDR	— Non-Voting Depositary Receipt

Pfd.	— Preferred
Notes to Schedule of Investments:

(a)	Consists of more than one class of securities traded together as a unit.

(b)	All or a portion of this security was out on loan at March 31, 2011.

(c)	Non-income producing security.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $433,104, which represented 0.51% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Dividend Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Global Dividend Growth Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco V.I. Global Dividend Growth Fund

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco V.I. Global Dividend Growth Fund

          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$—	$2,244,418	$—	$2,244,418
Bermuda	717,122	—	—	717,122
Brazil	1,349,298	—	—	1,349,298
Canada	2,127,523	—	—	2,127,523
China	707,562	515,376	—	1,222,938
Finland	625,059	—	—	625,059
France	3,206,347	930,918	—	4,137,265
Germany	1,170,807	941,580	—	2,112,387
Hong Kong	—	2,003,535	—	2,003,535
Indonesia	—	135,564	—	135,564
Italy	948,555	—	—	948,555
Japan	8,914,204	—	—	8,914,204
Mexico	355,309	—	—	355,309
Netherlands	—	1,447,140	—	1,447,140
Norway	990,434	870,333	—	1,860,767
Poland	272,749	—	—	272,749
Russia	444,064	210,742	—	654,806
South Africa	608,366	201,447	—	809,813
South Korea	1,291,031	674,806	—	1,965,837
Spain	1,873,264	938,488	—	2,811,752
Switzerland	4,822,353	—	—	4,822,353
Taiwan	556,468	209,624	—	766,092
Thailand	349,380	—	—	349,380
Turkey	168,818	—	—	168,818
Turkmenistan	209,083	—	—	209,083
United Kingdom	2,077,951	5,558,430	—	7,636,381
United States	35,407,381	—	—	35,407,381

Total Investments	$69,193,128	$16,882,401	$—	$86,075,529

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $2,364,087 and $7,228,633, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,763,985
Aggregate unrealized (depreciation) of investment securities	(1,042,204)

Net unrealized appreciation of investment securities	$14,721,781

Cost of investments for tax purposes is $71,353,748.
Invesco V.I. Global Dividend Growth Fund

Invesco V.I. Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	I-VIGHC-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.77%

Biotechnology—22.10%

Amgen Inc. (b)	66,900	$3,575,805
Biogen Idec Inc. (b)	32,338	2,373,286
BioMarin Pharmaceutical, Inc. (b)	124,174	3,120,493
Celgene Corp. (b)	72,575	4,175,240
Dendreon Corp. (b)	37,759	1,413,319
Gilead Sciences, Inc. (b)	146,240	6,206,426
Human Genome Sciences, Inc. (b)	57,275	1,572,199
Incyte Corp. (b)	107,059	1,696,885
InterMune, Inc. (b)	34,249	1,616,210
Onyx Pharmaceuticals, Inc. (b)	44,618	1,569,661
Pharmasset, Inc. (b)	22,805	1,794,982
United Therapeutics Corp. (b)	57,061	3,824,228
Vertex Pharmaceuticals Inc. (b)	32,785	1,571,385

		34,510,119

Drug Retail—4.70%
CVS Caremark Corp.	179,573	6,162,945
Drogasil S.A. (Brazil)	148,860	1,175,379

		7,338,324

Health Care Distributors—2.12%
McKesson Corp.	41,892	3,311,563

Health Care Equipment—12.04%
American Medical Systems Holdings, Inc. (b)	94,920	2,054,069
Baxter International Inc.	72,047	3,873,967
CareFusion Corp. (b)	83,118	2,343,928
Covidien PLC (Ireland)	73,204	3,802,216
Hologic, Inc. (b)	104,356	2,316,703
Kinetic Concepts, Inc. (b)	32,253	1,755,208
Wright Medical Group, Inc. (b)	67,893	1,154,860
Zimmer Holdings, Inc. (b)	24,699	1,495,030

		18,795,981

Health Care Facilities—3.89%
Assisted Living Concepts Inc. -Class A (b)	31,460	1,231,345
Rhoen-Klinikum AG (Germany)	133,140	2,886,692
Universal Health Services, Inc. -Class B	39,598	1,956,537

		6,074,574

Health Care Services—6.44%
DaVita, Inc. (b)	45,574	3,897,033
Express Scripts, Inc. (b)	40,201	2,235,578
Medco Health Solutions, Inc. (b)	24,770	1,391,083
Quest Diagnostics Inc.	43,855	2,531,310

		10,055,004

Health Care Technology—2.19%
Allscripts Healthcare Solutions, Inc. (b)	62,810	1,318,382
Cerner Corp. (b)	18,848	2,095,898

		3,414,280

Industrial Conglomerates—2.49%
Koninklijke Philips Electronics N.V. (Netherlands)	121,673	3,888,996

Life Sciences Tools & Services—7.27%
Gerresheimer AG (Germany)	34,262	1,568,251
Life Technologies Corp. (b)	71,024	3,723,078
Thermo Fisher Scientific, Inc. (b)	108,983	6,054,006

		11,345,335

Managed Health Care—14.82%
Aetna Inc.	125,839	4,710,154
AMERIGROUP Corp. (b)	25,681	1,650,004
Amil Participacoes S.A. (Brazil) (c)	142,900	1,660,529
Aveta, Inc. (b)(c)	122,652	889,227
Centene Corp. (b)	33,226	1,095,794
CIGNA Corp.	40,036	1,772,794
Health Net, Inc. (b)	73,072	2,389,454
Humana Inc. (b)	24,237	1,695,136
UnitedHealth Group Inc.	53,006	2,395,871
WellPoint Inc.	69,819	4,872,668

		23,131,631

Pharmaceuticals—18.71%
Abbott Laboratories	105,877	5,193,267
Allergan, Inc.	21,547	1,530,268
Bayer AG (Germany)	30,503	2,361,858
EastPharma Ltd. -GDR (Turkey)(c)	114,132	159,785
Hikma Pharmaceuticals PLC (United Kingdom)	119,052	1,409,544
Hospira, Inc. (b)	70,212	3,875,702
Ipsen S.A. (France)	32,981	1,183,157
Nippon Shinyaku Co., Ltd. (Japan)	115,000	1,475,529
Novartis AG -ADR (Switzerland)	40,008	2,174,435
Pharmstandard -GDR (Russia)(c)	23,450	655,427
Roche Holding AG (Switzerland)	41,608	5,944,000
Shire PLC -ADR (United Kingdom)	18,293	1,593,320
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	33,100	1,660,627

		29,216,919

Total Common Stocks & Other Equity Interests (Cost $130,168,888)		151,082,726

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Health Care Fund

	Shares	Value

Money Market Funds—3.39%
Liquid Assets Portfolio — Institutional Class (d)	2,650,265	$2,650,264
Premier Portfolio — Institutional Class (d)	2,650,264	2,650,264

Total Money Market Funds (Cost $5,300,528)		5,300,528

TOTAL INVESTMENTS—100.16% (Cost $135,469,416)		156,383,254

OTHER ASSETS LESS LIABILITIES—(0.16)%		(251,978)

NET ASSETS—100.00%		$156,131,276

Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $3,364,968, which represented 2.16% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Global Health Care Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco V.I. Global Health Care Fund

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Global Health Care Fund

     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$155,494,027	$889,227	$—	$156,383,254
Foreign Currency Contracts*	—	(241,553)	—	(241,553)

Total Investments	$155,494,027	$647,674	$—	$156,141,701

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Foreign Currency Contracts at Period End

					Unrealized
Settlement		Contract to			Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)

05/06/11	CitiBank Capital	CHF 2,650,000	USD 2,768,925	$2,885,963	$(117,038)
05/06/11	CitiBank Capital	EUR 2,500,000	USD 3,415,925	3,540,440	(124,515)

Total foreign currency contracts					$(241,553)

Currency Abbreviations:
CHF— Swiss Franc
EUR — Euro
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $17,894,924 and $23,924,001, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,383,917
Aggregate unrealized (depreciation) of investment securities	(6,495,257)

Net unrealized appreciation of investment securities	$20,888,660

Cost of investments for tax purposes is $135,494,594.
Invesco V.I. Global Health Care Fund

Invesco V.I. Global Multi-Asset Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VIGMA-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)
Schedule of Investments in Affiliated Issuers—102.82% (a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/11	03/31/11

Domestic Equity ETFs—29.08%
iShares MSCI EAFE Small Cap Index Fund(b)	9.18%	$6,081,828	$520,703	$(298,519)	$165,909	$2,691	$—	149,345	$6,472,612
PowerShares FTSE RAFI US 1000 Portfolio	11.62%	7,970,357	430,242	(656,248)	339,280	106,869	24,703	138,470	8,190,500
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	8.28%	5,591,082	312,281	(465,620)	347,374	52,703	1,139	84,325	5,837,820

Total Domestic Equity ETFs		19,643,267	1,263,226	(1,420,387)	852,563	162,263	25,842	372,140	20,500,932

Fixed-Income ETFs—37.58%
iShares Barclays 20+ Year Treasury Bond Fund(b)	22.10%	15,161,791	2,713,993	(2,017,852)	(153,015)	(122,359)	99,369	169,155	15,582,558
PowerShares Emerging Markets Sovereign Debt Portfolio	8.57%	6,471,742	621,309	(987,097)	(58,911)	(7,827)	92,208	228,585	6,039,216
PowerShares Fundamental High Yield Corporate Bond Portfolio	6.91%	3,941,045	1,000,009	(148,376)	77,566	2,924	77,940	263,130	4,873,168

Total Fixed-Income ETFs		25,574,578	4,335,311	(3,153,325)	(134,360)	(127,262)	269,517	660,870	26,494,942

Foreign Equity ETFs—32.78%
iShares MSCI Japan Index Fund(b)	8.26%	6,275,923	323,833	(457,555)	(361,645)	43,151	—	564,860	5,823,707
iShares MSCI Pacific ex-Japan Index Fund(b)	8.29%	5,003,135	959,522	(287,720)	165,275	1,434	—	120,895	5,841,646
PowerShares FTSE RAFI Emerging Markets Portfolio	7.06%	4,286,956	748,504	(146,231)	87,326	4,611	—	189,470	4,981,166
Vanguard European ETF(b)	9.17%	5,621,051	936,956	(459,463)	350,314	16,320	—	124,450	6,465,178

Total Foreign Equity ETFs		21,187,065	2,968,815	(1,350,969)	241,270	65,516	—	999,675	23,111,697

Money Market—3.38%
Liquid Assets Portfolio — Institutional Class	1.69%	289,207	2,970,780	(2,071,033)	—	—	109	1,188,954	1,188,954
Premier Portfolio — Institutional Class	1.69%	289,207	2,970,780	(2,071,034)	—	—	60	1,188,953	1,188,953

Total Money Market Funds		578,414	5,941,560	(4,142,067)	—	—	169	2,377,907	2,377,907

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $64,485,517)	102.82%	$66,983,324	$14,508,912	$(10,066,748)	$959,473	$100,517	$295,528		$72,485,478

OTHER ASSETS LESS LIABILITIES	(2.82)%								(1,984,828)

NET ASSETS	100.00%								$70,500,650

Investment Abbreviations:
ETF — Exchange-Trade Fund
Notes to Schedule of Investments:

(a)	Unless otherwise indicated, each exchange-traded fund or mutual fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

(b)	Non-affiliate of the Fund or its investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Multi-Asset Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
Invesco V.I. Global Multi-Asset Fund

A.	Security Valuations — (continued)

of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$72,485,478	$—	$—	$72,485,478

Invesco V.I. Global Multi-Asset Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $8,567,352 and $5,924,681, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,489,306
Aggregate unrealized (depreciation) of investment securities	(26,698)

Net unrealized appreciation of investment securities	$7,462,608

Cost of investments for tax purposes is $65,022,870.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco V.I. Global Multi-Asset Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco V.I. Balanced-Risk Allocation Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco V.I. Global Multi-Asset Fund

Invesco V.I. Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VIGRE-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.26%

Australia—8.67%
CFS Retail Property Trust	881,538	$1,678,801
Dexus Property Group	1,389,032	1,222,001
Goodman Group	3,031,311	2,149,124
GPT Group	144,468	469,507
Investa Office Fund	1,489,757	955,977
Stockland	899,537	3,454,087
Westfield Group	411,369	3,976,663
Westfield Retail Trust	580,329	1,573,678

		15,479,838

Austria—0.57%
Conwert Immobilien Invest S.E.	62,096	1,026,036

Brazil—0.17%
Multiplan Empreendimentos Imobiliarios S.A.	15,100	308,475

Canada—2.27%
Canadian REIT	22,700	811,300
Chartwell Senior Housing REIT	103,900	992,381
Primaris Retail REIT	67,600	1,485,178
RioCan REIT	29,200	766,820

		4,055,679

China—1.58%
Agile Property Holdings Ltd.	672,000	1,059,111
Evergrande Real Estate Group Ltd.	2,019,000	1,108,459
Shimao Property Holdings Ltd.	462,500	655,202

		2,822,772

Finland—0.71%
Citycon Oyj	49,278	225,557
Sponda Oyj	183,410	1,042,240

		1,267,797

France—4.47%
Fonciere des Regions	8,875	945,647
Klepierre	31,116	1,262,866
Mercialys	17,876	712,465
Societe Immobiliere de Location pour I’Industrie et le Commerce	5,634	789,612
Unibail-Rodamco S.E. (a)	19,675	4,261,678

		7,972,268

Hong Kong—12.88%
China Overseas Land & Investment Ltd.	1,024,301	2,092,187
China Resources Land Ltd.	154,000	288,246
Hang Lung Properties Ltd.	714,000	3,125,339
Henderson Land Development Co. Ltd.	26,000	180,154
Hongkong Land Holdings Ltd.	464,000	3,248,000
Hysan Development Co. Ltd.	220,000	905,012
Kerry Properties Ltd.	259,900	1,303,582
Link REIT (The)	386,000	1,208,281
Sino Land Co. Ltd.	642,000	1,142,501
Sun Hung Kai Properties Ltd.	416,000	6,575,286
Wharf Holdings Ltd. (The)	424,000	2,924,270

		22,992,858

Italy—0.49%
Beni Stabili S.p.A.	841,931	875,139

Japan—8.56%
AEON Mall Co., Ltd.	12,600	270,606
Frontier Real Estate Investment Corp.	46	408,225
Japan Prime Realty Investment Corp.	284	760,431
Japan Real Estate Investment Corp.	139	1,307,900
Kenedix Realty Investment Corp.	125	510,660
Mitsubishi Estate Co. Ltd.	207,000	3,502,273
Mitsui Fudosan Co., Ltd.	224,000	3,637,679
Nippon Building Fund Inc.	145	1,406,849
ORIX JREIT Inc.	127	693,518
Sumitomo Realty & Development Co., Ltd.	107,000	2,141,029
Tokyu Land Corp.	147,000	639,899

		15,279,069

Malta—0.00%
BGP Holdings PLC (a)	3,053,090	0

Netherlands—1.72%
Corio N.V.	31,592	2,212,603
Wereldhave N.V.	7,975	852,385

		3,064,988

Singapore—4.28%
CapitaCommercial Trust	615,000	677,477
Capitaland Ltd.	769,000	2,013,249
CapitaMall Trust	782,550	1,165,746
City Developments Ltd.	39,000	357,073
Global Logistic Properties Ltd. (a)	551,000	817,429
Keppel Land Ltd.	415,000	1,475,511
Suntec REIT	925,000	1,130,107

		7,636,592

Sweden—0.67%
Castellum A.B.	81,676	1,190,446

Switzerland—0.80%
Swiss Prime Site AG (a)	18,169	1,433,301

United Kingdom—5.75%
Big Yellow Group PLC	116,915	620,283
British Land Co. PLC	184,133	1,634,415
Derwent London PLC	46,483	1,225,229
Great Portland Estates PLC	94,483	585,407
Hammerson PLC	191,546	1,375,123
Hansteen Holdings PLC	118,664	161,817
Land Securities Group PLC	189,180	2,228,503
Segro PLC	189,454	978,494
Shaftesbury PLC	120,344	913,404
Unite Group PLC (a)	156,227	541,371

		10,264,046

United States—43.67%
Acadia Realty Trust	40,441	765,144
Alexandria Real Estate Equities, Inc.	18,826	1,467,863
AMB Property Corp.	53,844	1,936,769
AvalonBay Communities, Inc.	29,953	3,596,756
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

	Shares	Value

United States—(continued)
Boston Properties, Inc.	32,979	$3,128,058
BRE Properties, Inc.	24,221	1,142,747
Brookfield Properties Corp.	175,986	3,114,925
Camden Property Trust	43,882	2,493,375
Developers Diversified Realty Corp.	44,423	621,922
DiamondRock Hospitality Co.	92,829	1,036,900
Digital Realty Trust, Inc.	30,719	1,786,003
Douglas Emmett, Inc.	44,438	833,212
Duke Realty Corp.	67,199	941,458
Equity Residential	65,575	3,699,086
Essex Property Trust, Inc.	23,688	2,937,312
Extra Space Storage Inc.	52,936	1,096,305
General Growth Properties, Inc.	68,587	1,061,727
HCP, Inc.	56,811	2,155,409
Health Care REIT, Inc.	72,397	3,796,499
Hersha Hospitality Trust	75,236	446,902
Highwoods Properties, Inc.	38,800	1,358,388
Host Hotels & Resorts Inc.	222,624	3,920,409
Kilroy Realty Corp.	23,739	921,785
Kimco Realty Corp.	168,500	3,090,290
LaSalle Hotel Properties	4,861	131,247
Macerich Co. (The)	57,440	2,845,003
Mid-America Apartment Communities, Inc.	6,400	410,880
Nationwide Health Properties, Inc.	34,871	1,483,064
ProLogis	168,165	2,687,277
PS Business Parks, Inc.	3,756	217,623
Public Storage	9,565	1,060,854
Regency Centers Corp.	55,300	2,404,444
Retail Opportunity Investments Corp.	35,479	388,140
Simon Property Group, Inc.	72,484	7,767,385
SL Green Realty Corp.	39,886	2,999,427
Sovran Self Storage, Inc.	16,800	664,440
Starwood Hotels & Resorts Worldwide, Inc.	11,898	691,512
Ventas, Inc.	28,831	1,565,523
Vornado Realty Trust	60,675	5,309,062
		77,975,125

Total Common Stocks & Other Equity Interests (Cost $139,717,688)		173,644,429

Money Market Funds—1.44%
Liquid Assets Portfolio — Institutional Class (b)	1,287,860	1,287,860
Premier Portfolio — Institutional Class (b)	1,287,860	1,287,860

Total Money Market Funds (Cost $2,575,720)		2,575,720

TOTAL INVESTMENTS–98.70% (Cost $142,293,408)		176,220,149

OTHER ASSETS LESS LIABILITIES–1.30%		2,317,686

NET ASSETS–100.00%		$178,537,835

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Global Real Estate Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Invesco V.I. Global Real Estate Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco V.I. Global Real Estate Fund

NOTE 2 — Additional Valuation Information – (continued)
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$15,479,838	$—	$—	$15,479,838
Austria	1,026,036	—	—	1,026,036
Brazil	308,475	—	—	308,475
Canada	4,055,679	—	—	4,055,679
China	1,714,313	1,108,459	—	2,822,772
Finland	1,267,797	—	—	1,267,797
France	7,972,268	—	—	7,972,268
Hong Kong	11,879,302	11,113,556	—	22,992,858
Italy	875,139	—	—	875,139
Japan	6,962,032	8,317,037	—	15,279,069
Malta	—	—	0	0
Netherlands	—	3,064,988	—	3,064,988
Singapore	3,960,785	3,675,807	—	7,636,592
Sweden	—	1,190,446	—	1,190,446
Switzerland	1,433,301	—	—	1,433,301
United Kingdom	3,462,104	6,801,942	—	10,264,046
United States	80,550,845	—	—	80,550,845

Total Investments	$140,947,914	$35,272,235	$0	$176,220,149

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $50,205,289 and $42,297,080, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$22,899,121
Aggregate unrealized (depreciation) of investment securities	(1,803,071)

Net unrealized appreciation of investment securities	$21,096,050

Cost of investments for tax purposes is $155,124,099.
Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VIGOV-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—65.61%

Collateralized Mortgage Obligations—39.79%

Fannie Mae Grantor Trust, 5.34%, 04/25/12	$4,500,000	$4,713,883
Fannie Mae REMICs,
4.00%, 09/25/16 to 02/25/40	11,401,859	11,844,580
4.50%, 11/25/16 to 07/25/27	16,393,121	17,136,075
5.00%, 02/25/17 to 05/25/30	19,145,309	20,020,958
4.25%, 06/25/22 to 06/25/33	6,749,570	7,066,814
5.50%, 12/25/26 to 03/25/28	662,783	666,047
3.50%, 12/25/31	4,191,887	4,371,928
6.00%, 10/25/33	566,245	566,968
0.55%, 05/25/36(a)	11,624,676	11,601,066
6.58%, 06/25/39(a)	10,244,830	11,624,993
Fannie Mae Whole Loans, 5.50%, 07/25/34	1,396,553	1,430,047
Federal Home Loan Bank,
4.55%, 04/27/12	1,117,412	1,163,921
5.27%, 12/28/12	12,688,859	13,423,238
5.46%, 11/27/15	37,222,838	40,781,430
Freddie Mac REMICs,
6.75%, 06/15/11	1,736	1,739
5.25%, 08/15/11 to 08/15/32	10,972,091	11,581,465
5.38%, 08/15/11 to 09/15/11	2,586,401	2,618,292
3.88%, 12/15/12	338,471	342,263
3.50%, 10/15/16 to 12/15/27	4,912,763	5,032,302
4.00%, 02/15/17 to 02/15/30	28,445,753	29,763,676
4.50%, 04/15/17 to 10/15/36	17,885,788	18,572,224
5.00%, 05/15/18 to 03/15/31	10,301,884	10,569,927
3.75%, 10/15/18	6,539,547	6,805,664
4.75%, 05/15/23	3,478,095	3,584,114
5.50%, 01/15/27 to 09/15/30	10,285,766	10,522,244
0.66%, 04/15/28 to 06/15/37(a)	18,763,358	18,787,778
6.00%, 06/15/28 to 09/15/29	6,296,987	6,370,993
0.56%, 03/15/36(a)	11,778,313	11,755,276
0.61%, 11/15/36(a)	14,061,579	14,020,215
1.12%, 11/15/39(a)	7,055,540	7,129,536
Ginnie Mae REMICs,
3.13%, 04/16/16	1,389,058	1,395,948
2.17%, 02/16/24	15,411,626	15,481,097
6.00%, 01/16/25	3,318,552	3,639,378
5.00%, 09/16/27 to 02/20/30	6,793,751	6,893,158
4.21%, 01/16/28	4,510,248	4,592,694
4.50%, 01/20/31 to 08/20/35	48,509,788	50,791,586
5.50%, 04/16/31	2,892,854	2,945,962
5.77%, 08/20/34(a)	3,486,831	3,812,104
4.00%, 03/20/36 to 02/20/38	22,848,689	23,820,731

		417,242,314

Federal Home Loan Mortgage Corp. (FHLMC)—6.06%
Pass Through Ctfs.,
7.00%, 05/01/11 to 12/01/37	14,409,672	16,624,543
6.50%, 10/01/12 to 12/01/35	6,280,328	6,975,953
6.00%, 09/01/13 to 02/01/34	4,101,039	4,480,008
8.00%, 07/01/15 to 09/01/36	12,477,963	14,801,204
7.50%, 03/01/16 to 08/01/36	4,804,000	5,492,529
5.00%, 07/01/18	1,720,867	1,839,284
10.50%, 08/01/19	4,799	5,438
4.50%, 09/01/20	8,345,358	8,825,216
8.50%, 09/01/20 to 08/01/31	887,135	1,054,798
10.00%, 03/01/21	68,222	77,545
9.00%, 06/01/21 to 06/01/22	540,044	615,630
7.05%, 05/20/27	325,632	370,982
6.03%, 10/20/30	2,087,651	2,323,849

		63,486,979

Federal National Mortgage Association (FNMA)—15.21%
Pass Through Ctfs.,
7.00%, 07/01/11 to 06/01/36	21,453,648	24,149,934
7.50%, 08/01/11 to 07/01/37	15,547,037	18,091,188
8.00%, 06/01/12 to 11/01/37	13,351,486	15,517,750
8.50%, 06/01/12 to 08/01/37	5,033,499	5,914,724
6.50%, 05/01/13 to 11/01/37	13,243,819	14,678,913
10.00%, 09/01/13	11,158	11,320
6.00%, 09/01/17 to 03/01/37	6,705,530	7,365,241
5.00%, 11/01/17 to 12/01/33	22,572,348	24,170,853
4.50%, 09/01/18 to 11/01/21	45,457,250	48,120,498
5.50%, 03/01/21	484	525
6.75%, 07/01/24	1,128,177	1,280,565
6.95%, 10/01/25 to 09/01/26	139,019	160,228

		159,461,739

Government National Mortgage Association (GNMA)—4.55%
Pass Through Ctfs.,
6.50%, 02/20/12 to 01/15/35	12,979,375	14,685,903
8.00%, 07/15/12 to 01/15/37	3,919,738	4,628,997
6.75%, 08/15/13	27,965	29,472
7.50%, 10/15/14 to 10/15/35	6,843,097	7,990,619
11.00%, 10/15/15	1,797	1,812
9.00%, 10/20/16 to 12/20/16	88,674	99,934
7.00%, 04/15/17 to 01/15/37	5,018,777	5,771,606
10.50%, 09/15/17 to 11/15/19	3,405	3,417
8.50%, 12/15/17 to 01/15/37	808,581	925,320
10.00%, 06/15/19	32,111	35,621
6.00%, 09/15/20 to 08/15/33	2,023,290	2,235,866
6.95%, 08/20/25 to 08/20/27	904,671	1,037,535
6.38%, 10/20/27 to 09/20/28	730,800	802,075
6.10%, 12/20/33	8,270,573	9,509,783

		47,757,960

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $668,934,154)		687,948,992

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

U.S. Government Sponsored Agency Securities—21.29%

Federal Agricultural Mortgage Corp.—9.42%
Notes, 2.11%, 03/15/12	$67,000,000	$67,622,001
Unsec. Notes,
2.20%, 11/09/11	25,000,000	25,180,907
1.25%, 12/06/13	6,000,000	5,961,055

		98,763,963

Federal Farm Credit Bank (FFCB)—5.02%
Bonds,
1.13%, 02/27/14	10,000,000	9,939,031
3.00%, 09/22/14	5,000,000	5,225,511
1.50%, 11/16/15	11,000,000	10,640,596
5.59%, 10/04/21	10,075,000	10,331,064
5.75%, 01/18/22	2,775,000	2,856,926
Global Bonds, 1.38%, 06/25/13	10,000,000	10,090,901
Medium-Term Notes, 5.75%, 12/07/28	3,100,000	3,520,796

		52,604,825

Federal Home Loan Bank (FHLB)—3.56%
Unsec. Bonds,
5.45%, 04/15/11	6,504,195	6,517,596
4.72%, 09/20/12	1,018,347	1,064,085
Unsec. Global Bonds,
1.63%, 03/20/13	12,500,000	12,699,187
1.88%, 06/21/13	10,000,000	10,206,598
Series 1, Unsec. Bonds, 5.77%, 03/23/18	6,202,656	6,815,702

		37,303,168

Federal Home Loan Mortgage Corp. (FHLMC)—1.08%
Unsec. Global Notes,
0.63%, 12/28/12	5,000,000	4,994,951
1.75%, 09/10/15	6,500,000	6,398,034

		11,392,985

Federal National Mortgage Association (FNMA)—1.70%
Unsec. Global Notes,
3.00%, 09/16/14	7,500,000	7,838,302
2.38%, 04/11/16	10,000,000	9,988,173

		17,826,475

Tennessee Valley Authority (TVA)—0.51%
Tennessee Valley Authority-Series A, Bonds, 6.79%, 05/23/12	5,000,000	5,366,766

Total U.S. Government Sponsored Agency Securities (Cost $220,910,610)		223,258,182

U.S. Treasury Securities—9.61%

U.S. Treasury Notes—8.76%
0.75%, 09/15/13	4,500,000	4,472,578
1.25%, 03/15/14	10,000,000	9,998,437
2.38%, 02/28/15	11,000,000	11,268,125
1.25%, 08/31/15	3,000,000	2,907,656
2.75%, 05/31/17	22,000,000	22,116,875
2.38%, 07/31/17	10,000,000	9,801,563
3.13%, 05/15/19(b)	6,000,000	6,000,938
3.50%, 05/15/20	12,000,000	12,163,125
2.63%, 08/15/20	14,000,000	13,133,750

		91,863,047

U.S. Treasury Bonds—0.85%
8.75%, 05/15/20	3,500,000	5,024,688
7.63%, 02/15/25(b)	550,000	768,195
6.88%, 08/15/25(b)	500,000	658,281
4.25%, 05/15/39(b)	2,500,000	2,398,047

		8,849,211

Total U.S. Treasury Securities (Cost $103,608,325)		100,712,258

Foreign Bonds—2.63%

Sovereign Debt—0.40%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24	3,800,000	4,150,870

Collateralized Mortgage Obligations—2.23%
La Hipotecaria S.A.(Parama) -Series 2010-1 GA, Class A, Floating Rate Pass Through Ctfs., 3.75%, 09/08/39(a)(c)	22,835,164	23,409,611

Total Foreign Bonds (Cost $27,415,309)		27,560,481

	Shares
Money Market Funds—0.31%
Government & Agency Portfolio — Institutional Class (d)	3,267,214	3,267,214

Total Money Market Funds (Cost $3,267,214)		3,267,214

TOTAL INVESTMENTS—99.45% (Cost $1,024,135,612)		1,042,747,127

OTHER ASSETS LESS LIABILITIES—0.55%		5,773,756

NET ASSETS—100.00%		$1,048,520,883

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Investment Abbreviations:

Ctfs.	— Certificates

Gtd.	— Guaranteed

REMICs	— Real Estate Mortgage Investment Conduits

Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2011 represented 2.23% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Government Securities Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index
Invesco V.I. Government Securities Fund

F.	Futures Contracts — (continued)

future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,267,214	$—	$—	$3,267,214
U.S. Treasury Securities	—	100,712,258	—	100,712,258
U.S. Government Sponsored Securities	—	911,207,174	—	911,207,174
Foreign Government Debt Securities	—	27,560,481	—	27,560,481

	$3,267,214	$1,039,479,913	$—	$1,042,747,127

Futures*	1,757,044	—	—	1,757,044

Total Investments	$5,024,258	$1,039,479,913	$—	$1,044,504,171

*	Unrealized appreciation.
Invesco V.I. Government Securities Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts (a)	$2,206,445	$(449,401)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended March 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures *

Realized Gain (Loss)
Interest rate risk	$(11,064,378)

Change in Unrealized Appreciation
Interest rate risk	8,339,585

Total	$(2,724,793)

*	The average notional value of futures outstanding during the period was $341,024,047 .

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 10 Year Notes	1,282	June-2011/Long	$152,598,062	$(9,169)
Ultra U.S. Treasury Bonds	733	June-2011/Long	90,571,313	1,659,791

Subtotal			$243,169,375	$1,650,622

U.S. Treasury 2 Year Notes	52	June-2011/Short	(11,342,500)	30,763
U.S. Treasury 5 Year Notes	353	June-2011/Short	(41,226,539)	81,561
U.S. Treasury 30 Year Bonds	67	June-2011/Short	(8,052,563)	(5,902)

Subtotal			$(60,621,602)	$106,422

Total			$182,547,773	$1,757,044

Invesco V.I. Government Securities Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $85,108,671 and $126,567,906, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $10,052,768 and $2,743,230, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$23,908,411
Aggregate unrealized (depreciation) of investment securities	(5,428,185)

Net unrealized appreciation of investment securities	$18,480,226

Cost of investments for tax purposes is $1,024,266,901.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Van Kampen V.I. Government Fund (the “Target Fund”) in exchange for shares of the Fund.
     The Target Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VIHYI-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—80.85%

Aerospace & Defense—1.64%

Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$20,000	$21,000
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	180,000	200,025
Bombardier Inc. (Canada),
Sr. Notes,
7.50%, 03/15/18(b)	30,000	32,663
7.75%, 03/15/20(b)	120,000	131,400
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	102,000	104,167
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18(b)	40,000	41,800
7.13%, 03/15/21(b)	60,000	62,775
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	85,000	87,762
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	280,000	299,600

		981,192

Airlines—3.17%

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	75,000	74,625
American Airlines Pass Through Trust,
Series 1991-A2,
Sec. Pass Through Ctfs.,
10.18%, 01/02/13	26,003	26,133
Series 2011-1, Class B,
Sec. Gtd. Pass Through Ctfs.,
7.00%, 01/31/18(b)	50,000	48,750
Continental Airlines Inc.,
Series 2000-2, Class B,
Sec. Sub. Pass Through Ctfs.,
8.31%, 04/02/18	59,873	60,771
Series 2001-1, Class B,
Sec. Sub. Pass Through Ctfs.,
7.37%, 12/15/15	104,683	105,207
Series 2007-1, Class C,
Sec. Sub. Global Pass Through Ctfs.,
7.34%, 04/19/14	181,265	180,585
Series 2009-1,
Sec. Pass Through Ctfs.,
9.00%, 07/08/16	56,362	65,803
Series 2009-1, Class B,
Sec. Global Pass Through Ctfs.,
9.25%, 05/10/17	132,981	141,957
Delta Air Lines, Inc.,
Sr. Sec. Notes,
9.50%, 09/15/14(b)	67,000	71,690
12.25%, 03/15/15(b)	55,000	62,562
Series 2002-1, Class C,
Sec. Pass Through Ctfs.,
7.78%, 01/02/12	9,495	9,542
Series 2007-1, Class C,
Sec. Global Pass Through Ctfs.,
8.95%, 08/10/14	128,746	133,896
Series 2010-1, Class B,
Sec. Pass Through Ctfs.,
6.38%, 01/02/16	55,000	53,488
Series 2010-2, Class B,
Sec. Pass Through Ctfs.,
6.75%, 11/23/15	90,000	87,525
UAL Corp.,
Series 2007-1, Class B,
Sr. Sec. Gtd. Global Pass Through Ctfs.,
7.34%, 07/02/19	119,072	114,309
Series 2009-1,
Sr. Sec. Gtd. Global Pass Through Ctfs.,
10.40%, 11/01/16	174,697	199,154
Series 2009-2, Class B,
Sec. Gtd. Pass Through Ctfs.,
12.00%, 01/15/16(b)	141,950	158,274
Series 2009-2A,
Sec. Gtd. Global Pass Through Ctfs.,
9.75%, 01/15/17	138,428	157,808
US Airways, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	151,489	139,749

		1,891,828

Alternative Carriers—0.84%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	70,000	72,625
Global Crossing UK Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 10.75%, 12/15/14	75,000	77,625
Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	155,000	146,475
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
9.25%, 11/01/14	123,000	125,767
Sr. Unsec. Gtd. Notes,
9.38%, 04/01/19(b)	80,000	77,800

		500,292

Aluminum—0.75%

Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	430,630	448,932

See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Apparel Retail—0.57%

Chinos Acquisition Corp., Sr. Notes, 8.13%, 03/01/19(b)	$25,000	$24,688
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	115,000	125,062
Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes,
8.50%, 06/15/19	140,000	162,050
Sr. Unsec. Gtd. Notes,
7.00%, 05/01/20	25,000	26,625

		338,425

Apparel, Accessories & Luxury Goods—1.84%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	140,000	136,850
Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	280,000	276,500
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	265,000	266,656
Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	90,000	95,625
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	305,000	300,425
Visant Corp., Sr. Unsec. Gtd. Global Notes, 10.00%, 10/01/17	20,000	21,700

		1,097,756

Auto Parts & Equipment—0.35%

Dana Holding Corp.,
Sr. Unsec. Notes,
6.50%, 02/15/19	55,000	54,863
6.75%, 02/15/21	40,000	40,100
Tenneco Inc.,
Sr. Gtd. Global Notes,
6.88%, 12/15/20	40,000	41,300
Sr. Unsec. Gtd. Global Notes,
7.75%, 08/15/18	70,000	74,900

		211,163

Automobile Manufacturers—0.78%

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	185,000	200,725
Motors Liquidation Co.,
Sr. Unsec. Global Notes,
7.20%, 01/15/11(c)	445,000	127,937
Sr. Unsec. Notes,
8.38%, 07/15/33(c)	450,000	135,000

		463,662

Biotechnology—0.29%

Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	45,000	46,350
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	60,000	70,650
STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18(b)	55,000	57,200

		174,200

Broadcasting—0.49%

Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	95,000	100,700
Nielsen Finance LLC/Co.,
Sr. Unsec. Gtd. Global Notes,
11.63%, 02/01/14	55,000	65,038
Sr. Unsec. Gtd. Notes,
7.75%, 10/15/18(b)	120,000	129,300

		295,038

Building Products—3.86%

Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	300,000	320,250
Building Materials Corp. of America,
Sr. Notes,
6.88%, 08/15/18(b)	275,000	283,938
Sr. Sec. Gtd. Notes,
7.50%, 03/15/20(b)	220,000	229,350
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	200,000	205,500
Nortek Inc.,
Sec. Gtd. Global Notes,
11.00%, 12/01/13	235,955	249,227
Sr. Unsec. Gtd. Notes,
10.00%, 12/01/18(b)	120,000	128,400
Ply Gem Industries Inc.,
Sr. Sec. Gtd. Notes,
8.25%, 02/15/18(b)	90,000	92,700
Sr. Unsec. Gtd. Sub. Global Notes,
13.13%, 07/15/14	210,000	232,050
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	320,000	338,400
USG Corp.,
Sr. Gtd. Notes,
8.38%, 10/15/18(b)	15,000	15,675
Sr. Unsec. Gtd. Notes,
9.75%, 08/01/14(b)	85,000	93,500
Sr. Unsec. Notes,
9.75%, 01/15/18	115,000	120,175

		2,309,165

Cable & Satellite—0.70%

Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	135,000	150,019
Kabel BW Erste Beteiligungs GmbH/Kabel Baden- Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	260,000	267,696

		417,715

See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming—5.42%

Ameristar Casinos Inc., Sr. Notes, 7.50%, 04/15/21(b)	$50,000	$50,125
Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	20,000	20,650
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes,
10.00%, 12/15/18	50,000	45,625
Sec. Notes,
12.75%, 04/15/18(b)	170,000	172,550
Sr. Sec. Gtd. Global Notes,
11.25%, 06/01/17	175,000	199,062
Sr. Unsec. Gtd. Global Bonds,
5.63%, 06/01/15	275,000	220,000
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Notes,
10.75%, 01/15/17(b)	45,000	46,519
Sr. Sec. Gtd. Notes,
7.63%, 01/15/16(b)	10,000	10,325
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	150,000	155,250
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	100,000	99,500
MGM Resorts International,
Sr. Sec. Gtd. Global Notes,
9.00%, 03/15/20	50,000	55,250
Sr. Sec. Gtd. Notes,
13.00%, 11/15/13	130,000	156,488
Sr. Unsec. Gtd. Conv. Notes,
4.25%, 04/15/15(b)	95,000	100,581
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/01/13	110,000	111,650
6.63%, 07/15/15	333,000	318,015
Sr. Unsec. Gtd. Notes,
5.88%, 02/27/14	10,000	9,650
10.00%, 11/01/16(b)	75,000	79,500
Midwest Gaming Borrower LLC/ Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	45,000	46,913
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	175,000	191,625
Scientific Games Corp., Sr. Sub. Notes, 8.13%, 09/15/18(b)	20,000	21,150
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	45,000	49,838
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	60,000	62,400
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes,
4.20%, 02/01/14(b)(d)	225,000	205,312
Sr. Sec. Notes,
9.13%, 02/01/15(b)	285,000	288,562
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes,
7.75%, 08/15/20	290,000	308,850
Sr. Sec. Gtd. First Mortgage Global Notes,
7.88%, 11/01/17	130,000	140,400
7.88%, 05/01/20	70,000	74,725

		3,240,515

Coal & Consumable Fuels—0.13%

CONSOL Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.00%, 04/01/17	35,000	38,675
8.25%, 04/01/20	35,000	39,025

		77,700

Communications Equipment—0.41%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	200,000	196,000
CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	45,000	47,138

		243,138

Computer & Electronics Retail—0.05%

Rent-A-Center Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	30,000	29,625

Computer Storage & Peripherals—0.26%
Seagate HDD Cayman (Cayman Islands),
Sr. Unsec. Gtd. Notes,
7.75%, 12/15/18(b)	60,000	62,700
6.88%, 05/01/20(b)	90,000	90,675

		153,375

Construction & Engineering—1.51%

Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	65,000	66,300
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	45,000	45,900
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	350,000	356,125
Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	415,000	431,600

		899,925

Construction & Farm Machinery & Heavy Trucks—1.72%

Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	260,000	289,900
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	60,000	65,850
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	85,000	92,862
Navistar International Corp., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 11/01/21	260,000	288,600
See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Construction & Farm Machinery & Heavy Trucks—(continued)

Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 03/01/20	$150,000	$168,750
Terex Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 06/01/16	45,000	52,650
Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	65,000	69,388

		1,028,000

Construction Materials—1.57%

Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	195,000	210,950
Cemex S.A.B. de C.V. (Mexico),
Sr. Sec. Gtd. Notes,
9.00%, 01/11/18(b)	100,000	105,108
Unsec. Sub. Conv. Notes,
4.88%, 03/15/15	100,000	102,500
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	370,000	401,450
U.S. Concrete, Inc., Sec. Conv. Notes, 9.50%, 08/31/15(b)	95,000	120,888

		940,896

Consumer Finance—1.80%

Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
8.00%, 03/15/20	220,000	239,250
8.00%, 11/01/31	186,000	203,670
Sr. Unsec. Gtd. Notes,
7.50%, 09/15/20(b)	135,000	143,100
Capital One Capital VI, Jr. Ltd. Gtd. Sub. Trust Pfd. Securities, 8.88%, 05/15/40	135,000	142,762
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	150,000	170,250
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	160,000	178,800

		1,077,832

Data Processing & Outsourced Services—0.29%

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	90,000	92,363
SunGard Data Systems Inc.,
Sr. Unsec. Notes,
7.38%, 11/15/18(b)	40,000	41,000
7.63%, 11/15/20(b)	40,000	41,400

		174,763

Department Stores—0.43%

Sears Holdings Corp., Sr. Sec. Gtd. Notes, 6.63%, 10/15/18(b)	265,000	258,375

Distillers & Vintners—0.35%

CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	100,000	93,000
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	110,000	119,350

		212,350

Diversified Metals & Mining—0.36%

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	195,000	214,200

Diversified Support Services—0.04%

Mobile Mini, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 12/01/20(b)	20,000	21,300

Electric Utilities—0.62%

Elwood Energy LLC, Sr. Sec. Global Notes, 8.16%, 07/05/26	114,706	112,986
LSP Energy L.P./LSP Batesville Funding Corp.,
Series C,
Sr. Sec. Mortgage Bonds,
7.16%, 01/15/14	74,408	58,968
Series D,
Sr. Sec. Bonds,
8.16%, 07/15/25	275,000	196,281

		368,235

Electrical Components & Equipment—0.07%

Polypore International Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(b)	40,000	42,350

Electronic Manufacturing Services—0.02%

Sanmina-SCI Corp., Sr. Unsec. Gtd. Sub. Global Notes, 6.75%, 03/01/13	10,000	10,000

Environmental & Facilities Services—0.34%

Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	100,000	107,000
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Notes, 10.75%, 08/15/18(b)	85,000	93,500

		200,500

Food Retail—0.51%

New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	205,000	169,894
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	125,000	136,250

		306,144

Forest Products—0.19%

Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	95,000	95,000
See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Forest Products—(continued)

Sino-Forest Corp. (Canada), Sr. Gtd. Notes, 6.25%, 10/21/17(b)	$20,000	$18,854

		113,854

Gas Utilities—0.46%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21(b)	150,000	147,750
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	120,000	129,600

		277,350

Health Care Equipment—0.21%

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	115,000	125,638

Health Care Facilities—2.84%

CHS/Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 07/15/15	250,000	264,375
Hanger Orthopedic Group Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/15/18	40,000	41,000
HCA, Inc.,
Sr. Sec. Gtd. Global Notes,
7.88%, 02/15/20	195,000	213,281
Sr. Unsec. Global Notes,
6.38%, 01/15/15	245,000	251,125
Sr. Unsec. Notes,
7.19%, 11/15/15	155,000	157,325
Health Management Associates Inc., Sr. Sec. Notes, 6.13%, 04/15/16	55,000	56,856
Healthsouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	30,000	31,125
7.75%, 09/15/22	50,000	52,000
8.13%, 02/15/20	90,000	97,650
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	480,000	534,000

		1,698,737

Health Care Services—0.71%

DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	40,000	40,300
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	145,000	147,175
Universal Hospital Services Inc., Sec. PIK Global Notes, 8.50%, 06/01/15	225,000	235,687

		423,162

Health Care Supplies—0.24%

Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	135,000	143,438

Health Care Technology—0.36%

MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	210,000	215,775

Home Furnishings—0.36%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	200,000	214,500

Homebuilding—0.68%

Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	70,000	69,475
8.13%, 06/15/16	165,000	165,825
M/I Homes Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/18(b)	60,000	60,900
Standard Pacific Corp., Sr. Unsec. Gtd. Notes, 8.38%, 05/15/18(b)	55,000	57,475
TOUSA, Inc.,
Sr. Unsec. Gtd. Global Notes,
9.00%, 07/01/10(c)	163,000	38,712
9.00%, 07/01/10(c)	60,000	14,250

		406,637

Hotels, Resorts & Cruise Lines—0.72%

Royal Caribbean Cruises Ltd.,
Sr. Unsec. Global Notes,
7.25%, 03/15/18	85,000	90,312
7.50%, 10/15/27	140,000	139,650
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	165,000	182,325
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	20,000	19,825

		432,112

Household Products—0.43%

Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	245,000	257,250

Housewares & Specialties—0.51%

Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	15,000	14,775
Yankee Candle Co. Inc., Series B, Sr. Gtd. Global Notes, 8.50%, 02/15/15	280,000	291,200

		305,975

Independent Power Producers & Energy Traders—1.35%

AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	120,000	130,200
8.00%, 10/15/17	190,000	204,725
AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	222,889	227,904
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 01/15/17	235,000	245,869

		808,698

See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Industrial Conglomerates—0.00%

Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	$230,000	$2,013

Industrial Machinery—0.58%

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	195,000	206,700
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Notes, 7.88%, 02/01/19(b)	15,000	15,600
Mueller Water Products Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 09/01/20	25,000	28,062
SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	90,000	96,525

		346,887

Industrial REIT’s—0.12%

DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	65,000	71,825

Integrated Telecommunication Services—0.87%

Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	130,000	141,700
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes,
7.25%, 04/01/19(b)	130,000	130,975
7.25%, 10/15/20(b)	115,000	115,719
7.50%, 04/01/21(b)	130,000	131,300

		519,694

Internet Retail—0.26%

Travelport LLC, Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	105,000	103,425
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	55,000	51,494

		154,919

Internet Software & Services—0.30%

Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	165,000	179,850

Investment Banking & Brokerage—0.82%

Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	220,000	225,925
E*Trade Financial Corp.,
Sr. Unsec. Global Notes,
7.38%, 09/15/13	95,000	95,950
Sr. Unsec. Notes,
7.88%, 12/01/15	165,000	168,506

		490,381

Leisure Facilities—0.08%

Speedway Motorsports Inc., Sr. Notes, 6.75%, 02/01/19(b)	45,000	45,675

Leisure Products—0.04%

Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	25,000	26,563

Life Sciences Tools & Services—0.21%

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	125,000	128,125

Marine—0.11%

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	65,000	66,219

Metal & Glass Containers—0.11%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	65,000	64,188

Movies & Entertainment—0.87%

AMC Entertainment Inc.,
Sr. Sub. Notes,
9.75%, 12/01/20(b)	65,000	69,712
Sr. Unsec. Gtd. Global Notes,
8.75%, 06/01/19	50,000	54,188
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	95,000	104,025
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	270,000	290,925

		518,850

Multi-Line Insurance—2.11%

American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(d)	210,000	226,800
Hartford Financial Services Group Inc. (The),
Jr. Unsec. Sub. Variable Rate Deb.,
8.13%, 06/15/38(d)	95,000	103,643
Sr. Unsec. Global Notes,
5.95%, 10/15/36	90,000	85,170
Liberty Mutual Group Inc.,
Jr. Unsec. Gtd. Sub. Bonds,
7.80%, 03/15/37(b)	270,000	271,350
Sr. Unsec. Bonds,
7.50%, 08/15/36(b)	95,000	102,125
Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	385,000	472,768

		1,261,856

Multi-Sector Holdings—0.34%

Reynolds Group Issuer Inc./LLC/Luxembourg S.A.,
Sr. Sec. Gtd. Notes,
7.13%, 04/15/19(b)	100,000	102,250
Sr. Unsec. Gtd. Notes,
8.25%, 02/15/21(b)	100,000	99,750

		202,000

Multi-Utilities—0.01%

CMS Energy Corp., Sr. Unsec. Notes, 6.30%, 02/01/12	3,329	3,437

See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Office Services & Supplies—0.44%

IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	$230,000	$223,675
Interface Inc., Sr. Unsec. Gtd. Notes, 7.63%, 12/01/18(b)	35,000	37,100

		260,775

Oil & Gas Drilling—0.16%

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	95,000	98,681

Oil & Gas Equipment & Services—0.99%

Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	220,000	231,550
Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	45,000	46,687
Cie Generale de Geophysique- Veritas (France), Sr. Unsec. Gtd. Global Notes, 7.50%, 05/15/15	3,000	3,083
Complete Production Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 12/15/16	110,000	116,600
Key Energy Services Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	190,000	193,681

		591,601

Oil & Gas Exploration & Production—6.74%

Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	60,000	62,100
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.88%, 02/01/17	155,000	162,750
Sr. Unsec. Gtd. Notes,
8.25%, 09/01/21(b)	230,000	237,475
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/20	230,000	248,975
Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	20,000	20,675
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	160,000	169,000
Concho Resources Inc., Sr. Notes, 7.00%, 01/15/21	40,000	42,200
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 10/01/19	80,000	88,800
7.38%, 10/01/20	165,000	177,994
7.13%, 04/01/21	55,000	58,644
Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	400,000	316,000
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	185,000	208,819
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	205,000	208,844
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	265,000	277,919
Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	130,000	135,850
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	315,000	347,287
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	220,000	237,050
Petrohawk Energy Corp.,
Sr. Unsec. Gtd. Global Notes,
7.25%, 08/15/18	190,000	194,987
Sr. Unsec. Gtd. Notes,
7.25%, 08/15/18(b)	55,000	56,787
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	95,000	102,837
Plains Exploration & Production Co.,
Sr. Gtd. Notes,
6.63%, 05/01/21	55,000	55,275
Sr. Unsec. Gtd. Notes,
7.63%, 06/01/18	160,000	171,000
8.63%, 10/15/19	100,000	111,750
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Notes,
7.50%, 05/15/16	45,000	46,688
7.50%, 10/01/17	105,000	111,694
SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	90,000	91,912
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	85,000	87,869

		4,031,181

Oil & Gas Refining & Marketing—1.00%

Tesoro Corp.,
Sr. Unsec. Gtd. Global Bonds,
6.50%, 06/01/17	120,000	124,350
Sr. Unsec. Gtd. Global Notes,
6.63%, 11/01/15	110,000	113,575
United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18(b)	360,000	360,675

		598,600

Oil & Gas Storage & Transportation—2.83%

Copano Energy LLC/Copano Energy Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
8.13%, 03/01/16	290,000	302,687
Sr. Unsec. Gtd. Notes,
7.13%, 04/01/21	200,000	203,500
Inergy L.P./Inergy Finance Corp., Sr. Notes, 6.88%, 08/01/21(b)	110,000	115,088
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.75%, 11/01/20	60,000	61,950
6.50%, 08/15/21	165,000	165,412
See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—(continued)

Series B,
Sr. Unsec. Gtd. Global Notes,
8.75%, 04/15/18	$215,000	$237,306
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	180,000	177,750
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	130,000	138,613
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	180,000	178,200
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	105,000	113,925

		1,694,431

Other Diversified Financial Services—1.13%

International Lease Finance Corp.,
Sr. Sec. Notes,
6.75%, 09/01/16(b)	135,000	143,691
7.13%, 09/01/18(b)	135,000	145,125
Sr. Unsec. Notes,
8.88%, 09/15/15(b)	105,000	115,500
9.00%, 03/15/17(b)	120,000	134,400
8.25%, 12/15/20	70,000	77,000
Series R,
Sr. Unsec. Medium-Term Notes,
5.65%, 06/01/14	60,000	60,450

		676,166

Packaged Foods & Meats—0.48%

Blue Merger Sub Inc., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	115,000	117,300
Chiquita Brands International, Inc., Sr. Unsec. Global Notes, 8.88%, 12/01/15	105,000	108,281
Dole Food Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 10/01/16(b)	60,000	64,500

		290,081

Paper Packaging—0.15%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	85,000	90,100

Paper Products—1.16%

Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	95,000	100,700
Exopack Holding Corp., Sr. Unsec. Gtd. Global Notes, 11.25%, 02/01/14	210,000	215,906
Mercer International Inc., Sr. Unsec. Gtd. Notes, 9.50%, 12/01/17(b)	130,000	142,675
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	127,000	130,651
P.H. Glatfelter Co.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 05/01/16	90,000	92,587
7.13%, 05/01/16	10,000	10,288

		692,807

Personal Products—0.20%

Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	25,000	26,250
NBTY Inc., Sr. Gtd. Notes, 9.00%, 10/01/18(b)	55,000	60,088
Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	30,000	31,575

		117,913

Pharmaceuticals—0.78%

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	105,000	111,962
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	30,000	31,200
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	85,000	85,425
Valeant Pharmaceuticals International,
Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	55,000	54,381
7.00%, 10/01/20(b)	20,000	19,400
6.75%, 08/15/21(b)	170,000	162,350

		464,718

Property & Casualty Insurance—0.58%

Crum & Forster Holdings Corp., Sr. Unsec. Global Notes, 7.75%, 05/01/17	210,000	219,450
XL Group PLC (Ireland), Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50% (d)(e)	140,000	129,150

		348,600

Publishing—0.04%

MediMedia USA Inc., Sr. Sub. Notes, 11.38%, 11/15/14(b)	30,000	26,100

Railroads—0.42%

Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	230,000	253,246

Real Estate Services—0.23%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	135,000	139,725

Regional Banks—1.99%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	50,000	46,375

See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Regional Banks—(continued)

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	$295,000	$286,150
Susquehanna Capital II, Jr. Ltd. Gtd. Sub. Notes, 11.00%, 03/23/40	175,000	191,251
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	195,000	183,300
Zions Bancorp.,
Sr. Unsec. Notes,
7.75%, 09/23/14	200,000	216,800
Unsec. Sub. Notes,
6.00%, 09/15/15	150,000	152,250
5.50%, 11/16/15	110,000	112,200

		1,188,326

Research & Consulting Services—0.14%

FTI Consulting Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	80,000	81,400

Semiconductor Equipment—0.24%

Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	135,000	140,738

Semiconductors—1.02%

Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes,
9.25%, 04/15/18(b)	80,000	88,000
Sr. Unsec. Gtd. Global Notes,
8.88%, 12/15/14	230,000	237,044
Sr. Unsec. Gtd. Notes,
10.75%, 08/01/20(b)	250,000	282,500

		607,544

Specialized Consumer Services—0.05%

Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	30,000	30,525

Specialized Finance—1.40%

CIT Group Inc.,
Sec. Bonds,
7.00%, 05/01/17	565,000	566,059
Sec. Gtd. Notes,
6.63%, 04/01/18(b)	265,000	269,638

		835,697

Specialized REIT’s—0.39%

Host Hotels & Resorts Inc., Sr. Gtd. Global Notes, 6.00%, 11/01/20	130,000	128,050
Host Hotels & Resorts L.P., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/13	3,898	3,959
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	100,000	101,750

		233,759

Specialty Chemicals—1.15%

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	165,000	175,725
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.38%, 01/01/15	84,000	85,890
Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19(b)	40,000	41,100
NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	150,000	155,156
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	215,000	227,631

		685,502

Specialty Stores—0.19%

Michaels Stores Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	110,000	111,925

Steel—1.03%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	175,000	179,812
APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	150,000	150,312
FMG Resources Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	110,000	111,378
United States Steel Corp.,
Sr. Unsec. Notes,
7.00%, 02/01/18	135,000	140,738
7.38%, 04/01/20	30,000	31,575

		613,815

Systems Software—0.80%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	390,000	397,800
Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	80,000	78,800

		476,600

Tires & Rubber—0.53%

Cooper Tire & Rubber Co.,
Sr. Unsec. Notes,
8.00%, 12/15/19	185,000	195,637
7.63%, 03/15/27	125,000	120,625

		316,262

Trading Companies & Distributors—1.73%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	265,000	278,250
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	305,000	321,775
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
8.88%, 01/01/14	3,569	3,658
Sr. Unsec. Gtd. Notes,
7.50%, 10/15/18(b)	110,000	114,400
6.75%, 04/15/19(b)	85,000	84,575
7.38%, 01/15/21(b)	65,000	66,788
See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

		Principal
		Amount	Value

Trading Companies & Distributors—(continued)

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Notes, 8.25%, 02/01/21(b)		$70,000	$73,150
Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13 (Acquired 01/13/10-01/21/10; Cost $79,300) (b)		90,000	88,875

			1,031,471

Wireless Telecommunication Services—5.79%

Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec. Gtd. Notes,
12.00%, 12/01/15(b)		385,000	417,725
Sr. Unsec. Gtd. Conv. Putable Notes,
8.25%, 12/01/17(b)		60,000	66,375
Cricket Communications, Inc.,
Sr. Sec. Gtd. Global Notes,
7.75%, 05/15/16		110,000	117,013
Sr. Unsec. Gtd. Global Notes,
7.75%, 10/15/20		295,000	297,212
Digicel Ltd. (Bermuda),
Sr. Unsec. Notes,
8.25%, 09/01/17(b)		155,000	165,075
12.00%, 04/01/14(b)		110,000	129,388
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		140,000	139,475
7.88%, 09/01/18		125,000	133,828
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		155,000	172,050
Sprint Capital Corp.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/28		205,000	189,881
6.90%, 05/01/19		150,000	154,687
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		560,000	624,400
VimpelCom (Ireland), Sec. Notes, 7.75%, 02/02/21(b)		200,000	206,587
Wind Acquisition Finance S.A. (Luxembourg),
Sr. Gtd. Sub. Notes,
11.75%, 07/15/17(b)		375,000	435,000
Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		200,000	211,000

			3,459,696

Total U.S. Dollar Denominated Bonds & Notes (Cost $45,630,805)			48,322,184

Non-U.S. Dollar Denominated Bonds & Notes—12.07%(f)

Belgium—0.48%

Ontex IV S.A., Sr. Notes, 9.00%, 04/15/19(b)	EUR	200,000	286,963

Canada—0.24%

Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	130,000	141,297

Croatia—0.33%

Agrokor D.D., Sr. Unsec. Gtd. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	130,000	199,421

Czech Republic—0.17%

CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	65,000	100,862

France—0.85%

CMA CGM S.A., Sr. Unsec. Bonds, 5.50%, 05/16/12(b)	EUR	355,000	510,617

Germany—0.99%

Hapag-Lloyd AG, Sr. Unsec. Gtd. Notes, 9.00%, 10/15/15(b)	EUR	200,000	301,842
Kabel BW Erste Beteiligungs GmbH/Kabel Baden- Wurttemberg GmbH & Co. KG, REGS, Sr. Sec. Gtd. Euro Notes, 7.50%, 03/15/19(b)	EUR	100,000	144,743
Musketeer GmbH, REGS, Sr. Sec. Gtd. Euro Notes, 9.50%, 03/15/21(b)	EUR	100,000	147,981

			594,566

Ireland—1.85%

Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	300,000	445,855
Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	160,000	221,662
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	300,000	436,821

			1,104,338

Japan—0.29%

eAccess Ltd., Sr. Gtd. Notes, 8.38%, 04/01/18(b)	EUR	120,000	172,497

Luxembourg—2.84%

Boardriders S.A., Sr. Notes, 8.88%, 12/15/17(b)	EUR	100,000	151,984
Calcipar S.A., REGS, Sr. Unsec. Gtd. Floating Rate Euro Notes, 2.21%, 07/01/14(b)(d)	EUR	285,000	385,699
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	130,000	188,598
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	144,899
ConvaTec Healthcare S.A.,
Sr. Sec. Notes,
7.38%, 12/15/17(b)	EUR	100,000	145,961
REGS,
Sr. Unsec. Euro Notes,
10.88%, 12/15/18(b)	EUR	100,000	149,504
See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

		Principal
		Amount	Value

Luxembourg—(continued)

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	200,000	$303,259
TMD Friction Finance S.A., REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 05/15/17(b)	EUR	145,000	227,569

			1,697,473

Netherlands—0.65%

Boats Investments B.V., Series 97, Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17	EUR	73,050	101,190
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 6.81%, 05/01/15(b)(d)	EUR	140,000	194,426
Polish Television Holding B.V., REGS, Sr. Sec. Medium-Term Euro Notes, 11.25%, 05/15/17(b)(g)	EUR	60,000	90,553

			386,169

Sweden—0.13%

TVN Finance Corp. II A.B., REGS, Sr. Unsec. Gtd. Euro Notes, 10.75%, 11/15/17(b)	EUR	50,000	79,358

United Kingdom—2.82%

Bakkavor Finance 2 PLC, REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	100,000	150,002
Exova Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 10.50%, 10/15/18(b)	GBP	200,000	336,502
Infinis PLC, Sr. Notes, 9.13%, 12/15/14(b)	GBP	80,000	136,365
ITV PLC,
Series 2005-1,
Unsec. Gtd. Unsub.
Medium-Term Euro Notes,
5.38%, 10/19/15	GBP	50,000	80,215
Series 2006-1 Tranche 1,
Unsec. Gtd. Unsub.
Medium-Term Euro Notes,
7.38%, 01/05/17	GBP	50,000	83,672
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	80,000	124,138
Pipe Holdings PLC, REGS, Sr. Sec. Euro Bonds, 9.50%, 11/01/15(b)	GBP	100,000	166,045
R&R Ice Cream PLC, Sr. Sec. Notes, 8.38%, 11/15/17(b)	EUR	200,000	276,334
Towergate Finance PLC,
Sr. Sec. Gtd. Notes,
8.50%, 02/15/18(b)	GBP	100,000	163,639
Sr. Unsec. Gtd. Notes,
10.50%, 02/15/19(b)	GBP	100,000	165,243

			1,682,155

United States—0.43%

CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	200,000	257,204

Total Non-U.S. Dollar Denominated Bonds & Notes
(Cost $6,843,859)			7,212,920

	Shares
Preferred Stocks—2.05%

Automobile Manufacturers—0.29%

General Motors Co., Series B, $2.38 Conv. Pfd.	3,580	172,556

Consumer Finance—0.24%

GMAC Capital Trust I, Series 2, 8.13% Variable Rate Pfd.(d)	5,570	142,035

Diversified Banks—0.74%

Ally Financial, Inc.,
Series A,
8.50% Variable Rate Pfd. (d)	5,060	125,842
Series G, 7.00%,
Pfd. (b)	340	316,391

		442,233

Diversified Metals & Mining—0.10%

Molycorp, Inc., Series A, $5.50 Conv. Pfd.	560	63,039

Industrial REIT’s—0.08%

DuPont Fabros Technology Inc., Series B, 7.63% Pfd.	1,955	48,582

Other Diversified Financial Services—0.28%

Citigroup Capital XIII, 7.88% Variable Rate Pfd.(d)	6,035	165,359

Research & Consulting Services—0.18%

Nielsen Holdings N.V. (Netherlands), $3.13 Conv. Pfd.	1,885	107,681

Tires & Rubber—0.14%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	1,620	83,127

Total Preferred Stocks (Cost $1,066,232)		1,224,612

Common Stocks & Other Equity Interests—1.05%

Broadcasting—0.02%

Adelphia Communications Corp. (h)	—	4,100
Adelphia Recovery Trust, Series ACC-1 (h)	318,570	1,593
Adelphia Recovery Trust, Series ARAHOVA (h)	109,170	5,458

		11,151

See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

	Shares	Value

Building Products—0.02%

Nortek, Inc. (i)	215	$9,245

Construction Materials—0.33%

U.S. Concrete, Inc. (i)	20,786	197,675

Integrated Telecommunication Services—0.65%

Hawaiian Telcom Holdco Inc. -Wts., expiring 10/28/15 (i)	1,527	21,378
Largo Limited -Class A (Luxembourg)(i)	17,563	37,034
Largo Limited -Class B (Luxembourg)(i)	158,069	333,312

		391,724

Publishing—0.00%

Reader’s Digest Association Inc. (The), Wts., expiring 02/19/14	669	0

Semiconductors—0.03%

MagnaChip Semiconductor LLC	1,372	16,012

Total Common Stocks & Other Equity Interests (Cost $1,753,205)		625,807

	Principal
	Amount
Senior Secured Floating Rate Interest Loans—0.71%

Airlines—0.11%

Evergreen International Aviation, Inc. Sr. Sec. Floating Rate First Lien Term Loans, 9.00%, 10/31/11 (d)	$63,512	63,353

Communications Equipment—0.60%

EchoStar Corp.
Sr. Sec. Notes,
—%, 12/31/49(j)	230,000	230,000
Sr. Unsec. Notes,
—%, 12/31/49(j)	130,000	130,000

		360,000

Total Senior Secured Floating Rate Interest Loans (Cost $423,512)		423,353

Bundled Securities—0.20%

Investment Banking & Brokerage—0.20%

Targeted Return Index Securities Trust, Series HY 2006-1, Sec. Variable Rate Bonds, 7.12%, 05/01/16 (Acquired 08/15/08; Cost $160,650) (Cost $115,210)(b)(d)	120,000	120,121

	Shares	Value

Money Market Funds—1.69%

Liquid Assets Portfolio — Institutional Class (k)	504,633	$504,633
Premier Portfolio — Institutional Class (k)	504,633	504,633

Total Money Market Funds (Cost $1,009,266)		1,009,266

TOTAL INVESTMENTS—98.62% (Cost $56,842,089)		58,938,263

OTHER ASSETS LESS LIABILITIES—1.38%		824,432

NET ASSETS—100.00%		$59,762,695

Investment Abbreviations:

CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
Ltd.	— Limited
Pfd.	— Preferred
PIK	— Payment in Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $24,221,977, which represented 40.53% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2011 was $317,912, which represented 0.53% of the Fund’s Net Assets

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(e)	Perpetual bond with no specified maturity date.

(f)	Foreign denominated security. Principal amount is denominated in currency indicated.

(g)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

(h)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(i)	Non-income producing security.

(j)	The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
          Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
          Invesco V.I. High Yield Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
          Invesco V.I. High Yield Fund

E.	Foreign Currency Translations — (continued)
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,962,028	$507,199	$390,458	$2,859,685

Corporate Debt Securities	—	55,718,578	360,000	56,078,578

	$1,962,028	$56,225,777	$750,458	$58,938,263

Foreign Currency Contracts*	—	(221,296)	—	(221,296)

Total Investments	$1,962,028	$56,004,481	$750,458	$58,716,967

*	Unrealized appreciation (depreciation).
          Invesco V.I. High Yield Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty		Deliver		Receive	Value	(Depreciation)

05/09/11	RBC Dain Rauscher	EUR	3,775,000	USD	5,109,236	$5,345,717	$(236,481)
05/09/11	RBC Dain Rauscher	EUR	300,000	USD	425,857	424,825	1,032
05/09/11	RBC Dain Rauscher	EUR	200,000	USD	281,857	283,217	(1,360)
06/08/11	RBC Dain Rauscher	GBP	789,000	USD	1,280,119	1,264,606	15,513

Total open foreign currency contracts							$(221,296)

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $18,348,963 and $14,536,379, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,823,547

Aggregate unrealized (depreciation) of investment securities	(2,054,433)

Net unrealized appreciation of investment securities	$1,769,114

Cost of investments for tax purposes is $57,169,149.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Van Kampen V.I. High Yield Fund (the “Target Fund”) in exchange for shares of the Fund.
     The Target Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
          Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	MS-VIHYI-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—86.99%

Aerospace & Defense—1.44%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$15,000	$15,750
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	85,000	88,294
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	53,000	54,126
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18(b)	20,000	20,900
7.13%, 03/15/21(b)	30,000	31,388
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	55,000	56,787
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	170,000	181,900

		449,145

Airlines—2.93%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	40,000	39,800
American Airlines Pass Through Trust,
Series 1991-A2, Sec. Pass Through Ctfs., 10.18%, 01/02/13	16,423	16,505
Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	30,000	29,250
Continental Airlines Inc.,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	242,972	242,061
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	128,231	136,887
Delta Air Lines, Inc.,
Sr. Sec. Notes, 12.25%, 03/15/15(b)	150,000	170,625
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	30,000	29,175
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	40,000	38,900
UAL Corp.,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	38,168	38,908
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	87,002	97,007
US Airways,-Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	83,075	76,636

		915,754

Alternative Carriers—0.78%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	40,000	41,500
Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	90,000	85,050
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	71,000	72,597
Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	45,000	43,763

		242,910

Aluminum—0.28%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	85,000	88,613

Apparel Retail—0.39%
Chinos Acquisition Corp., Sr. Notes, 8.13%, 03/01/19(b)	15,000	14,813
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	60,000	65,250
Limited Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	41,000

		121,063

Apparel, Accessories & Luxury Goods—2.66%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	80,000	78,200
Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	150,000	148,125
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	165,000	166,031
Oxford Industries Inc., Sr. Sec. Gtd. Global Notes, 11.38%, 07/15/15	150,000	167,625
Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	55,000	58,438
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	200,000	197,000
Visant Corp., Sr. Unsec. Gtd. Global Notes, 10.00%, 10/01/17	15,000	16,275

		831,694

Asset Management & Custody Banks—0.15%
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	45,000	46,181

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Auto Parts & Equipment—0.40%
Dana Holding Corp., Sr. Unsec. Notes,
6.50%, 02/15/19	$30,000	$29,925
6.75%, 02/15/21	25,000	25,063
Tenneco Inc.,
Sr. Gtd. Global Notes, 6.88%, 12/15/20	25,000	25,812
Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	40,000	42,800

		123,600

Automobile Manufacturers—0.69%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	115,000	124,775
Motors Liquidation Co., Sr. Unsec. Notes, 8.38%, 07/15/33(c)	305,000	91,500

		216,275

Biotechnology—0.31%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	30,000	30,900
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	30,000	35,325
STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18(b)	30,000	31,200

		97,425

Broadcasting—0.86%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	45,000	47,700
Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Notes, 7.75%, 10/15/18(b)	205,000	220,887

		268,587

Building Products—3.84%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	160,000	170,800
Building Materials Corp. of America,
Sr. Notes, 6.88%, 08/15/18(b)	150,000	154,875
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	160,000	166,800
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	105,000	107,887
Nortek Inc.,
Sec. Gtd. Global Notes, 11.00%, 12/01/13	100,000	105,625
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	75,000	80,250
Ply Gem Industries Inc.,
Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	50,000	51,500
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	55,000	60,775
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	190,000	200,925
USG Corp.,
Sr. Gtd. Notes, 8.38%, 10/15/18(b)	10,000	10,450
Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	20,000	22,000
Sr. Unsec. Notes, 9.75%, 01/15/18	65,000	67,925

		1,199,812

Cable & Satellite—1.50%
CSC Holdings LLC, Sr. Unsec. Global Notes, 8.63%, 02/15/19	140,000	160,475
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	300,000	308,881

		469,356

Casinos & Gaming—6.30%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	25,000	25,063
Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	15,000	15,488
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 10.00%, 12/15/18	30,000	27,375
Sec. Notes, 12.75%, 04/15/18(b)	85,000	86,275
Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	135,000	153,562
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	115,000	92,000
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	25,000	25,844
Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	5,000	5,163
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	20,000	20,700
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	100,000	99,500
MGM Resorts International,
Sr. Sec. Gtd. Notes, 13.00%, 11/15/13	90,000	108,337
Sr. Unsec. Gtd. Global Notes, 6.75%, 04/01/13	400,000	406,000
6.63%, 07/15/15	65,000	62,075
Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	40,000	42,400
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Casinos & Gaming—(continued)
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	$90,000	$98,550
Resort at Summerlin L.P.,-Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	7,210,050	—
Scientific Games Corp., Sr. Sub. Notes, 8.13%, 09/15/18(b)	15,000	15,863
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	125,000	138,437
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	35,000	36,400
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(d)	75,000	68,437
Sr. Sec. Notes, 9.13%, 02/01/15(b)	150,000	151,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	95,000	101,175
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 05/01/20	175,000	186,812

		1,967,331

Coal & Consumable Fuels—0.13%
Consol Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	35,000	39,025

Communications Equipment—0.43%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	110,000	107,800
CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	25,000	26,187

		133,987

Computer & Electronics Retail—0.06%
Rent-A-Center Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	20,000	19,750

Computer Storage & Peripherals—0.30%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.75%, 12/15/18(b)	90,000	94,050

Construction & Engineering—1.39%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	35,000	35,700
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	25,000	25,500
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	110,000	111,925
Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	250,000	260,000

		433,125

Construction & Farm Machinery & Heavy Trucks—1.51%
Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	75,000	83,625
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	50,000	54,625
Navistar International Corp., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 11/01/21	180,000	199,800
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 03/01/20	80,000	90,000
Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	40,000	42,700

		470,750

Construction Materials—1.46%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	108,179
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 9.00%, 01/11/18(b)	100,000	105,108
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	225,000	244,125

		457,412

Consumer Finance—1.85%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	125,000	135,937
8.00%, 11/01/31	15,000	16,425
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20(b)	140,000	148,400
Capital One Capital VI, Jr. Ltd. Gtd. Sub. Pfd. Securities, 8.88%, 05/15/40	55,000	58,163
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	95,000	107,825
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	100,000	111,750

		578,500

Data Processing & Outsourced Services—0.17%
SunGard Data Systems Inc., Sr. Unsec. Notes,
7.38%, 11/15/18(b)	25,000	25,625
7.63%, 11/15/20(b)	25,000	25,875

		51,500

Department Stores—0.48%
Sears Holdings Corp., Sr. Sec. Gtd. Notes, 6.63%, 10/15/18(b)	155,000	151,125

Distillers & Vintners—0.61%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	175,000	189,875

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Diversified Support Services—0.05%
Mobile Mini, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 12/01/20(b)	$15,000	$15,975

Electrical Components & Equipment—0.09%
Polypore International Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(b)	25,000	26,469

Environmental & Facilities Services—0.29%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	50,000	53,500
EnergySolutions Inc./ LLC, Sr. Unsec. Gtd. Notes, 10.75%, 08/15/18(b)	35,000	38,500

		92,000

Food Retail—0.28%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	80,000	87,200

Forest Products—0.19%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	50,000	50,000
Sino-Forest Corp. (Canada), Sr. Gtd. Notes, 6.25%, 10/21/17(b)	10,000	9,427

		59,427

Gas Utilities—0.54%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21(b)	90,000	88,650
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	75,000	81,000

		169,650

Health Care Equipment—0.32%
DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	90,000	98,325

Health Care Facilities—2.54%
CHS/Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 07/15/15	175,000	185,062
Hanger Orthopedic Group Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/15/18	25,000	25,625
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	105,000	114,844
Health Management Associates Inc., Sr. Sec. Notes, 6.13%, 04/15/16	30,000	31,013
Healthsouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	60,000	62,250
7.75%, 09/15/22	35,000	36,400
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(d)	60,000	58,650
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	135,000	158,287
Sr. Unsec. Global Notes, 9.25%, 02/01/15	110,000	122,375

		794,506

Health Care Services—0.42%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	25,000	25,188
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	80,000	81,200
Universal Hospital Services Inc., Sec. PIK Global Notes, 8.50%, 06/01/15	25,000	26,187

		132,575

Health Care Technology—0.41%
MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	125,000	128,438

Heavy Electrical Equipment—0.00%
Ormat Funding Corp. (Israel), Sr. Sec. Gtd. Global Notes, 8.25%, 12/30/20	0	0

Home Furnishings—0.28%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	80,000	85,800

Homebuilding—1.16%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	40,000	39,700
8.13%, 06/15/16	90,000	90,450
K Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	150,000	159,750
M/I Homes Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/18(b)	35,000	35,525
Standard Pacific Corp., Sr. Unsec. Gtd. Notes, 8.38%, 05/15/18(b)	35,000	36,575

		362,000

Hotels, Resorts & Cruise Lines—0.03%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	10,000	9,913

Household Products—0.27%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	80,000	84,000

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Housewares & Specialties—0.03%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	$10,000	$9,850

Independent Power Producers & Energy Traders—0.93%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	220,000	238,700
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 01/15/17	50,000	52,312

		291,012

Industrial Conglomerates—0.48%
RBS Global Inc./ Rexnord LLC, Sr. Unsec. Gtd. Global Notes, 8.50%, 05/01/18	140,000	151,200

Industrial Gases—0.16%
Airgas Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/01/18	45,000	48,938

Industrial Machinery—0.65%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	110,000	116,600
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Notes, 7.88%, 02/01/19(b)	10,000	10,400
Mueller Water Products Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 09/01/20	15,000	16,838
SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	55,000	58,987

		202,825

Industrial REIT’s—0.12%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	35,000	38,675

Integrated Telecommunication Services—2.19%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	70,000	76,300
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	400,000	402,500
Vimpel-Communications (Ireland), Sec. Notes, 7.75%, 02/02/21(b)	200,000	206,587

		685,387

Internet Retail—0.36%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	120,000	112,350

Internet Software & Services—0.31%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	90,000	98,100

Investment Banking & Brokerage—0.75%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	105,000	107,827
E*Trade Financial Corp.,
Sr. Unsec. Global Notes, 7.38%, 09/15/13	10,000	10,100
Sr. Unsec. Notes, 7.88%, 12/01/15	115,000	117,444

		235,371

Leisure Facilities—0.08%
Speedway Motorsports Inc., Sr. Notes, 6.75%, 02/01/19(b)	25,000	25,375

Leisure Products—0.05%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	15,000	15,938

Life Sciences Tools & Services—0.21%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	65,000	66,625

Marine—0.13%
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	40,000	40,750

Metal & Glass Containers—0.13%
Ball Corp., Sr. Unsec. Gtd. Notes, 5.75%, 05/15/21	40,000	39,500

Movies & Entertainment—1.59%
AMC Entertainment Inc.,
Sr. Sub. Notes, 9.75%, 12/01/20(b)	40,000	42,900
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	195,000	211,331
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	60,000	65,700
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	165,000	177,788

		497,719

Multi-Line Insurance—2.26%
American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(d)	170,000	183,600
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(d)	80,000	87,278
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	230,000	231,150
Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/05/39(b)	165,000	202,615

		704,643

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Multi-Sector Holdings—0.33%
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	$100,000	$102,250

Office Services & Supplies—0.18%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	35,000	34,038
Interface Inc., Sr. Unsec. Gtd. Notes, 7.63%, 12/01/18(b)	20,000	21,200

		55,238

Oil & Gas Drilling—0.18%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	55,000	57,131

Oil & Gas Equipment & Services—0.88%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	60,000	63,150
Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	30,000	31,125
Cie Generale de Geophysique-Veritas (France), Sr. Unsec. Gtd. Global Notes, 7.50%, 05/15/15	4,000	4,110
Complete Production Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 12/15/16	65,000	68,900
Key Energy Services Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	105,000	107,034

		274,319

Oil & Gas Exploration & Production—8.34%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	35,000	36,225
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 8.88%, 02/01/17	140,000	147,000
Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21(b)	130,000	134,225
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	30,000	32,475
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	90,000	95,962
6.13%, 02/15/21	10,000	10,338
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	220,000	232,375
Concho Resources Inc., Sr. Notes, 7.00%, 01/15/21	25,000	26,375
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 10/01/19	50,000	55,500
7.38%, 10/01/20	70,000	75,513
7.13%, 04/01/21	30,000	31,988
Delta Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/15	130,000	102,700
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	90,000	101,587
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	130,000	132,437
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	265,000	277,919
Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	80,000	83,600
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	230,000	253,575
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	60,000	64,650
Petrohawk Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	130,000	133,412
Sr. Unsec. Gtd. Notes, 7.25%, 08/15/18(b)	30,000	30,975
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	70,000	75,775
Plains Exploration & Production Co.,
Sr. Gtd. Notes, 6.63%, 05/01/21	30,000	30,150
Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	225,000	240,469
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 05/15/16	90,000	93,375
SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	50,000	51,063
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	55,000	56,856

		2,606,519

Oil & Gas Refining & Marketing—1.19%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	170,000	176,162
United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18	195,000	195,366

		371,528

Oil & Gas Storage & Transportation—2.80%
Copano Energy LLC/Copano Energy Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/16	175,000	182,656
Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	110,000	111,925
Inergy L.P./Inergy Finance Corp., Sr. Notes, 6.88%, 08/01/21(b)	65,000	68,006
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes,
6.75%, 11/01/20	35,000	36,138
6.50%, 08/15/21	20,000	20,050
Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	210,000	231,787
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—(continued)
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	$50,000	$49,375
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	75,000	79,969
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	95,000	94,050

		873,956

Other Diversified Financial Services—1.55%
International Lease Finance Corp.,
Sr. Sec. Notes, 6.75%, 09/01/16(b)	65,000	69,184
7.13%, 09/01/18(b)	65,000	69,875
Sr. Unsec. Notes, 8.88%, 09/15/15(b)	235,000	258,500
9.00%, 03/15/17(b)	34,000	38,080
8.25%, 12/15/20	45,000	49,500

		485,139

Packaged Foods & Meats—0.65%
Blue Merger Sub Inc., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	65,000	66,300
Chiquita Brands International, Inc., Sr. Unsec. Global Notes, 8.88%, 12/01/15	65,000	67,031
JBS USA LLC/JBS USA Finance Inc., Sr. Unsec. Gtd. Global Notes, 11.63%, 05/01/14	60,000	70,050

		203,381

Paper Packaging—0.49%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	145,000	153,700

Paper Products—0.96%
Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	55,000	58,300
Mercer International Inc., Sr. Unsec. Gtd. Notes, 9.50%, 12/01/17(b)	75,000	82,312
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	46,000	47,323
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	110,000	113,162

		301,097

Personal Products—0.17%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	15,000	15,750
NBTY Inc., Sr. Gtd. Notes, 9.00%, 10/01/18(b)	35,000	38,238

		53,988

Pharmaceuticals—1.35%
Axcan Intermediate Holdings Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	110,000	122,925
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Gtd. Notes, 8.75%, 10/15/16(b)	100,000	106,625
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	15,000	15,600
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	50,000	50,250
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	30,000	29,662
7.00%, 10/01/20(b)	10,000	9,700
6.75%, 08/15/21(b)	90,000	85,950

		420,712

Property & Casualty Insurance—0.67%
Crum & Forster Holdings Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 05/01/17	125,000	130,625
XL Group PLC (Ireland)-Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50%(d)(e)	85,000	78,412

		209,037

Railroads—0.39%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	110,000	121,118

Real Estate Services—0.27%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	80,000	82,800

Regional Banks—2.24%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	25,000	23,187
CIT Group Inc., Sec. Gtd. Notes, 6.63%, 04/01/18(b)	140,000	142,450
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	150,000	145,500
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	100,000	94,000
Zions Bancorp., Unsec. Sub. Notes,
6.00%, 09/15/15	85,000	86,275
5.50%, 11/16/15	205,000	209,100

		700,512

Research & Consulting Services—0.16%
FTI Consulting Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	50,000	50,875

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Semiconductor Equipment—0.50%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	$150,000	$156,375

Semiconductors—1.39%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	109,000	119,900
Sr. Unsec. Gtd. Notes, 10.75%, 08/01/20(b)	105,000	118,650
Sr. Unsec. Gtd. PIK Global Notes, 9.13%, 12/15/14	190,000	195,700

		434,250

Specialized Consumer Services—0.05%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	15,000	15,263

Specialized Finance—1.14%
CIT Group Inc., Sec. Bonds, 7.00%, 05/01/17	355,000	355,666

Specialized REIT’s—0.49%
Host Hotels & Resorts Inc., Sr. Gtd. Global Notes, 6.00%, 11/01/20	75,000	73,875
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	55,000	55,963
Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	20,000	21,050

		150,888

Specialty Chemicals—1.26%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	105,000	111,825
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.38%, 01/01/15	105,000	107,362
Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19(b)	25,000	25,688
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	140,000	148,225

		393,100

Specialty Stores—0.52%
Michaels Stores Inc.,
Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	25,000	25,437
Sr. Unsec. Gtd. Sub. Global Notes, 13.00%, 11/01/16(f)	135,000	138,375

		163,812

Steel—0.82%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	110,000	113,025
FMG Resources Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	65,000	65,814
United States Steel Corp., Sr. Unsec. Notes,
7.00%, 02/01/18	55,000	57,338
7.38%, 04/01/20	20,000	21,050

		257,227

Systems Software—1.84%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	225,000	229,500
Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	350,000	344,750

		574,250

Tires & Rubber—0.58%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	170,000	179,775

Trading Companies & Distributors—2.15%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	160,000	168,000
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	185,000	195,175
Hertz Corp. (The), Sr. Unsec. Gtd. Notes,
7.50%, 10/15/18(b)	70,000	72,800
6.75%, 04/15/19(b)	25,000	24,875
7.38%, 01/15/21(b)	125,000	128,437
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Notes, 8.25%, 02/01/21(b)	40,000	41,800
Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13 (Acquired 01/13/11; Cost $37,600)(b)	40,000	39,500

		670,587

Wireless Telecommunication Services—5.23%
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	295,000	320,075
Sr. Unsec. Gtd. Conv. Putable Notes, 8.25%, 12/01/17(b)	35,000	38,719
Cricket Communications, Inc.,
Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	115,000	122,331
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	105,000	105,787
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

		Principal
		Amount	Value

Wireless Telecommunication Services—(continued)
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
7.88%, 09/01/18		$65,000	$69,591
6.63%, 11/15/20		95,000	94,644
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		90,000	99,900
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
6.90%, 05/01/19		405,000	417,656
6.88%, 11/15/28		115,000	106,519
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		25,000	27,875
Wind Acquisition Finance S.A. (Luxembourg), Sr. Gtd. Sub. Notes, 11.75%, 07/15/17(b)		200,000	232,000

			1,635,097

Total U.S. Dollar Denominated Bonds & Notes (Cost $32,969,665)			27,176,971

Non-U.S. Dollar Denominated Bonds & Notes—11.00%(g)

Belgium—0.46%
Ontex IV S.A., Sr. Notes, 9.00%, 04/15/19(b)	EUR	100,000	143,481

Canada—0.24%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	70,000	76,083

Croatia—0.39%
Agrokor D.D., Sr. Unsec. Gtd. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	80,000	122,721

Czech Republic—0.25%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	50,000	77,586

France—0.92%
CMA CGM S.A., Sr. Unsec. Bonds, 5.50%, 05/16/12(b)	EUR	200,000	287,671

Germany—0.48%
Hapag-Lloyd AG, Sr. Unsec. Gtd. Notes, 9.00%, 10/15/15(b)	EUR	100,000	150,921

Ireland—1.83%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	100,000	148,619
Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	95,000	131,612
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	200,000	291,214

			571,445

Japan—0.46%
eAccess Ltd., Sr. Gtd. Notes, 8.38%, 04/01/18(b)	EUR	100,000	$143,747

Luxembourg—2.63%
Calcipar S.A.-REGS, Sr. Unsec. Gtd. Floating Rate Euro Notes, 2.21%, 07/01/14(b)(d)	EUR	150,000	203,000
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	50,000	72,538
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	144,898
ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	145,961
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	100,000	151,630
TMD Friction Finance S.A. -REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 05/15/17(b)	EUR	65,000	102,013

			820,040

Netherlands—0.24%
Polish Television Holding B.V. -REGS, Sr. Sec. Medium-Term Euro Notes, 11.25%, 05/15/17(b)(f)	EUR	50,000	75,461

Sweden—0.25%
TVN Finance Corp. II AB-REGS, Sr. Unsec. Gtd. Euro Notes, 10.75%, 11/15/17(b)	EUR	50,000	79,358

United Kingdom—2.23%
Bakkavor Finance 2 PLC-REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	100,000	150,002
ITV PLC,
Series 2005-1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 5.38%, 10/19/15	GBP	50,000	80,215
Series 2006-1 Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.38%, 01/05/17	GBP	50,000	83,673
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	77,586
Pipe Holdings PLC -REGS, Sr. Sec. Euro Bonds, 9.50%, 11/01/15(b)	GBP	100,000	166,045
R&R Ice Cream PLC, Sr. Sec. Notes, 8.38%, 11/15/17(b)	EUR	100,000	138,167

			695,688

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

		Principal
		Amount	Value

United States—0.62%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	150,000	$192,903

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,315,201)			3,437,105

		Shares
Preferred Stocks—2.08%

Automobile Manufacturers—0.33%
General Motors Co., Series B, $2.38 Conv. Pfd.		2,130	102,666

Consumer Finance—1.21%
Ally Financial, Inc., Series A, 8.50% Variable Rate Pfd.(d)		2,690	66,900
Ally Financial, Inc., Series G, 7.00% Pfd.(b)		252	234,502
GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Variable Rate Pfd.(d)		3,025	77,138

			378,540

Industrial REIT’s—0.08%
DuPont Fabros Technology Inc., Series B, 7.63% Pfd.		1,045	25,968

Other Diversified Financial Services—0.32%
Citigroup Capital XIII, 7.88% Jr. Variable Rate Sub. Pfd.(d)		3,600	98,640

Tires & Rubber—0.14%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		855	43,872

Total Preferred Stocks (Cost $554,874)			649,686

		Principal
		Amount
Senior Secured Floating Rate Interest Loans—0.62%

Communications Equipment—0.62%
EchoStar Corp.
Sr. Sec. Notes, —%, 12/31/49(h)		$125,000	125,000
Sr. Unsec. Notes,—%, 12/31/49(h)		70,000	70,000

			195,000

Total Senior Secured Floating Rate Interest Loans (Cost $195,000)			195,000

		Shares	Value
Common Stocks & Other Equity Interests—0.09%

Communications Equipment—0.06%
Orbcomm, Inc. (i)		6,198	$20,453

Wireless Telecommunication Services—0.03%
USA Mobility, Inc.		554	8,028

Total Common Stocks & Other Equity Interests (Cost $0)			28,481

TOTAL INVESTMENTS—100.78% (Cost $37,034,740)			31,487,243

OTHER ASSETS LESS LIABILITIES—(0.78)%			(244,289)

NET ASSETS—100.00%			$31,242,954

Investment Abbreviations:

CAD	—	Canadian Dollar

Conv.	—	Convertible

Ctfs.	—	Certificates

Deb.	—	Debentures

EUR	—	Euro

GBP	—	British Pound

Gtd.	—	Guaranteed

Jr.	—	Junior

Pfd.	—	Preferred

PIK	—	Payment in Kind

REGS	—	Regulation S

REIT	—	Real Estate Investment Trust

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured

Unsub.	—	Unsubordinated
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $12,858,598, which represented 41.16% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2011 was $91,500, which represented 0.29% of the Fund’s Net Assets

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(e)	Perpetual bond with no specified maturity date.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date.

(i)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
Invesco V.I. High Yield Securities Fund

A.
Security Valuations — (continued)
of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco V.I. High Yield Securities Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$399,793	$278,374	$—	$678,167
Corporate Debt Securities	—	30,809,076	—	30,809,076
	$399,793	$31,087,450	$—	$31,487,243
Foreign Currency Contracts*	—	(98,181)	—	(98,181)

Total Investments	$399,793	$30,989,269	$—	$31,389,062

*	Unrealized appreciation (depreciation).
Invesco V.I. High Yield Securities Fund

NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

05/09/11	Bank of Montreal	EUR	1,931,000	USD	2,630,457	$2,734,458	$(104,001)
06/08/11	RBC Dain Rauchser	GBP	296,000	USD	480,248	474,428	5,820

							$(98,181)

Currency Abbreviations:
EUR — Euro GBP — British Pound Sterling
USD — US Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $8,828,831 and $9,111,838, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,738,653
Aggregate unrealized (depreciation) of investment securities	(7,574,163)

Net unrealized appreciation (depreciation) of investment securities	$(5,835,510)

Cost of investments for tax purposes is $37,322,753.
Invesco V.I. High Yield Securities Fund

Invesco V.I. Income Builder Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	MS-VIIBU-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—77.17%

Air Freight & Logistics—0.40%
FedEx Corp.	1,326	$124,047

Asset Management & Custody Banks—0.84%
State Street Corp.	5,833	262,135

Automobile Manufacturers—0.64%
Ford Motor Co. (b)	6,981	104,087
General Motors Co. (b)	3,160	98,055

		202,142

Cable & Satellite—2.53%
Comcast Corp. -Class A	18,589	459,520
Time Warner Cable Inc.	4,688	334,442

		793,962

Communications Equipment—0.65%
Cisco Systems, Inc.	11,953	204,994

Computer Hardware—2.17%
Dell Inc. (b)	21,468	311,501
Hewlett-Packard Co.	9,021	369,590

		681,091

Consumer Electronics—0.78%
Sony Corp. -ADR (Japan)	7,710	245,409

Data Processing & Outsourced Services—0.90%
Western Union Co. (The)	13,628	283,054

Diversified Banks—1.24%
U.S. Bancorp	5,753	152,052
Wells Fargo & Co.	7,510	238,067

		390,119

Diversified Chemicals—1.59%
Dow Chemical Co. (The)	6,448	243,412
PPG Industries, Inc.	2,680	255,163

		498,575

Diversified Support Services—0.43%
Cintas Corp.	4,438	134,338

Drug Retail—1.15%
Walgreen Co.	9,032	362,544

Electric Utilities—2.86%
American Electric Power Co., Inc.	12,904	453,447
Edison International	3,828	140,067
Entergy Corp.	2,049	137,713
FirstEnergy Corp.	4,504	167,053

		898,280

Food Distributors—0.80%
Sysco Corp.	9,105	252,208

Health Care Distributors—0.53%
Cardinal Health, Inc.	4,030	165,754

Health Care Equipment—0.68%
Covidien PLC (Ireland)	1,183	61,445
Medtronic, Inc.	3,823	150,435

		211,880

Health Care Facilities—0.14%
HCA Holdings, Inc. (b)	1,252	42,405

Home Improvement Retail—1.11%
Home Depot, Inc. (The)	9,431	349,513

Household Products—1.85%
Energizer Holdings, Inc. (b)	1,327	94,430
Procter & Gamble Co. (The)	7,917	487,687

		582,117

Human Resource & Employment Services—0.88%
Manpower, Inc.	2,482	156,068
Robert Half International, Inc.	3,893	119,126

		275,194

Industrial Conglomerates—4.90%
General Electric Co.	50,912	1,020,786
Tyco International Ltd.	11,555	517,317

		1,538,103

Industrial Machinery—0.98%
Dover Corp.	387	25,441
Ingersoll-Rand PLC (Ireland)	5,861	283,145

		308,586

Insurance Brokers—2.22%
Marsh & McLennan Cos., Inc.	23,373	696,749

Integrated Oil & Gas—6.53%
ConocoPhillips	2,067	165,070
Exxon Mobil Corp.	3,405	286,463
Hess Corp.	5,244	446,841
Occidental Petroleum Corp.	6,028	629,866
Royal Dutch Shell PLC -ADR (United Kingdom)	7,148	520,803

		2,049,043

Integrated Telecommunication Services—0.90%
Verizon Communications Inc.	7,324	282,267

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Income Builder Fund

	Shares	Value

Internet Software & Services—2.53%
eBay Inc. (b)	16,906	$524,762
Yahoo! Inc. (b)	16,111	268,248

		793,010

Investment Banking & Brokerage—2.33%
Charles Schwab Corp. (The)	20,066	361,790
Morgan Stanley	13,555	370,323

		732,113

IT Consulting & Other Services—0.69%
Amdocs Ltd. (b)	7,562	218,164

Life & Health Insurance—0.64%
Principal Financial Group, Inc.	6,216	199,596

Managed Health Care—1.74%
UnitedHealth Group, Inc.	12,094	546,649

Movies & Entertainment—3.24%
Time Warner Inc.	11,205	400,018
Viacom Inc. -Class B	13,273	617,460

		1,017,478

Office Services & Supplies—0.47%
Avery Dennison Corp.	3,532	148,203

Oil & Gas Equipment & Services—2.09%
Baker Hughes Inc.	1,424	104,564
Cameron International Corp. (b)	1,900	108,490
Schlumberger Ltd.	4,738	441,866

		654,920

Oil & Gas Exploration & Production—3.24%
Anadarko Petroleum Corp.	7,164	586,875
Devon Energy Corp.	3,042	279,164
Noble Energy, Inc.	1,547	149,518

		1,015,557

Oil & Gas Storage & Transportation—0.45%
Williams Cos., Inc. (The)	4,500	140,310

Other Diversified Financial Services—6.34%
Bank of America Corp.	33,950	452,554
Citigroup Inc. (b)	78,016	344,831
JPMorgan Chase & Co.	25,863	1,192,284

		1,989,669

Packaged Foods & Meats—2.01%
Kraft Foods Inc. -Class A	10,577	331,695
Unilever N.V. -New York Shares (Netherlands)	9,557	299,707

		631,402

Personal Products—1.22%
Avon Products, Inc.	14,217	384,428

Pharmaceuticals—4.55%
Abbott Laboratories	3,223	158,088
Bristol-Myers Squibb Co.	13,997	369,941
Merck & Co., Inc.	5,808	191,722
Pfizer Inc.	28,973	588,442
Roche Holding AG -ADR (Switzerland)	3,341	119,784

		1,427,977

Property & Casualty Insurance—0.58%
Chubb Corp. (The)	2,952	180,987

Regional Banks—2.72%
BB&T Corp.	5,194	142,576
Fifth Third Bancorp	9,392	130,361
PNC Financial Services Group, Inc.	7,082	446,095
Regions Financial Corp.	18,612	135,123

		854,155

Semiconductors—0.67%
Intel Corp.	10,418	210,131

Soft Drinks—0.98%
Coca-Cola Co. (The)	2,745	182,131
Coca-Cola Enterprises Inc.	4,635	126,535

		308,666

Specialty Chemicals—0.42%
LyondellBasell Industries N.V. -Class A (Netherlands)(b)	3,369	133,244

Systems Software—1.20%
Microsoft Corp.	14,806	375,480

Wireless Telecommunication Services—1.36%
Vodafone Group PLC -ADR (United Kingdom)	14,811	425,816

Total Common Stocks & Other Equity Interests (Cost $21,234,231)		24,222,464

	Principal
	Amount

Bonds & Notes—20.24%

Brewers—4.46%
Molson Coors Brewing Co., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 07/30/13	$1,200,000	1,399,500

Gold—4.22%
Newmont Mining Corp. -Series A, Sr. Unsec. Gtd. Conv. Notes, 1.25%, 07/15/14	1,000,000	1,323,750

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Income Builder Fund

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines—6.78%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 05/01/12	$2,000,000	$2,130,000

Semiconductors—4.78%
Intel Corp., Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35(c)	1,450,000	1,498,938

Total Bonds & Notes (Cost $5,730,843)		6,352,188

	Shares

Money Market Funds—2.72%
Liquid Assets Portfolio — Institutional Class (d)	426,523	426,523
Premier Portfolio — Institutional Class (d)	426,524	426,524

Total Money Market Funds (Cost $853,047)		853,047

TOTAL INVESTMENTS—100.13% (Cost $27,818,121)		31,427,699

OTHER ASSETS LESS LIABILITIES—(0.13)%		(40,759)

NET ASSETS—100.00%		$31,386,940

Investment Abbreviations:
ADR	— American Depositary Receipt

Conv.	— Convertible

Deb.	— Debentures

Gtd.	— Guaranteed

Jr.	— Junior

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2011 represented 4.78% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Income Builder Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Income Builder Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on
Invesco V.I. Income Builder Fund

the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$24,955,727	$119,784	$—	$25,075,511
Corporate Debt Securities	—	6,352,188	—	6,352,188

Total Investments	$24,955,727	$6,471,972	$—	$31,427,699

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $1,258,335 and $2,852,912, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,136,334
Aggregate unrealized (depreciation) of investment securities	(795,522)

Net unrealized appreciation of investment securities	$3,340,812

Cost of investments for tax purposes is $28,086,887.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen V.I. Equity and Income Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco V.I. Income Builder Fund

Invesco V.I. International Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VIIGR-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.31%

Australia—6.15%
BHP Billiton Ltd.	493,695	$23,676,482
Cochlear Ltd.	128,062	10,999,841
CSL Ltd.	306,214	11,323,962
QBE Insurance Group Ltd.	465,605	8,515,194
WorleyParsons Ltd.	573,763	18,397,309

		72,912,788

Belgium—1.55%
Anheuser-Busch InBev N.V.	322,876	18,416,155

Brazil—2.59%
Banco Bradesco S.A. -ADR	967,090	20,067,118
Petroleo Brasileiro S.A. -ADR	300,719	10,687,553

		30,754,671

Canada—6.30%
Agrium Inc.	83,496	7,710,569
Canadian National Railway Co.	79,974	6,034,139
Canadian Natural Resources Ltd.	240,011	11,868,105
Cenovus Energy Inc.	303,680	11,996,848
Encana Corp.	226,894	7,847,092
Fairfax Financial Holdings Ltd.	24,150	9,129,422
Suncor Energy, Inc.	280,013	12,557,984
Talisman Energy Inc.	306,161	7,569,551

		74,713,710

China—1.53%
Industrial & Commercial Bank of China Ltd. -Class H	21,907,000	18,165,341

Denmark—1.71%
Novo Nordisk A/S -Class B	162,060	20,311,722

France—6.83%
BNP Paribas	207,343	15,164,348
Cap Gemini S.A.	242,197	14,066,764
Cie Generale des Etablissements Michelin -Class B	73,893	6,240,941
Danone S.A.	214,548	14,014,538
Eutelsat Communications	186,606	7,453,223
Lafarge S.A.	93,900	5,856,886
Publicis Groupe S.A.	121,320	6,803,836
Total S.A.	188,363	11,465,944

		81,066,480

Germany—6.01%
Adidas AG	221,130	13,964,696
Bayer AG	153,651	11,897,250
Bayerische Motoren Werke AG	180,738	15,087,511
Fresenius Medical Care AG & Co. KGaA	172,370	11,575,743
Puma AG Rudolf Dassler Sport	20,232	5,942,387
SAP AG	207,998	12,760,264

		71,227,851

Hong Kong—1.76%
Hutchison Whampoa Ltd.	1,219,000	14,404,115
Li & Fung Ltd.	1,248,000	6,420,645

		20,824,760

India—1.81%
Bharat Heavy Electricals Ltd.	110,629	5,110,618
Infosys Technologies Ltd.	226,024	16,411,485

		21,522,103

Ireland—0.11%
Ryanair Holdings PLC	275,669	1,300,866

Israel—1.75%
Teva Pharmaceutical Industries Ltd. - ADR	412,880	20,714,190

Japan—9.21%
Canon, Inc.	262,500	11,426,768
Denso Corp.	279,800	9,286,291
FANUC CORP.	94,200	14,163,681
Keyence Corp.	43,300	10,979,543
Komatsu Ltd.	339,500	11,459,204
Nidec Corp.	248,700	21,532,468
Toyota Motor Corp.	342,700	13,711,269
Yamada Denki Co., Ltd.	251,000	16,716,785

		109,276,009

Mexico—3.65%
America Movil S.A.B. de C.V., Series L -ADR	378,406	21,985,389
Fomento Economico Mexicano, S.A.B. de C.V. — ADR	169,937	9,975,302
Grupo Televisa S.A.B. de C.V. -ADR(a)	459,865	11,280,488

		43,241,179

Netherlands—2.90%
Koninklijke (Royal) KPN N.V.	717,808	12,239,736
Koninklijke Ahold N.V.	850,097	11,405,839
Unilever N.V.	342,492	10,753,355

		34,398,930

Philippines—0.55%
Philippine Long Distance Telephone Co.	122,155	6,547,691

Russia—1.74%
Gazprom OAO -ADR	484,338	15,678,021
VimpelCom Ltd. -ADR	353,777	4,995,331

		20,673,352

See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

	Shares	Value

Singapore—2.95%
Keppel Corp. Ltd.	2,162,000	$21,096,866
United Overseas Bank Ltd.	932,000	13,900,516

		34,997,382

South Korea—2.74%
Hyundai Mobis	66,660	19,902,045
NHN Corp. (a)	72,369	12,634,045

		32,536,090

Sweden—3.19%
Kinnevik Investment A.B. -Class B	271,243	6,320,888
Swedbank A.B. -Class A	607,456	10,393,108
Telefonaktiebolaget LM Ericsson -Class B	780,726	10,039,170
Volvo A.B. -Class B (a)	628,934	11,059,485

		37,812,651

Switzerland—7.03%
ABB Ltd. (a)	318,696	7,673,729
Julius Baer Group Ltd.	294,161	12,767,048
Nestle S.A.	352,969	20,255,471
Novartis AG	282,988	15,351,113
Roche Holding AG	98,807	14,115,286
Syngenta AG (a)	40,810	13,264,139

		83,426,786

Taiwan—2.07%
Hon Hai Precision Industry Co., Ltd.	2,491,680	8,727,871
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	1,295,677	15,781,346

		24,509,217

Turkey—0.70%
Akbank T.A.S.	1,719,031	8,347,242

United Kingdom—20.48%
BG Group PLC	723,585	18,004,743
British American Tobacco PLC	374,232	15,039,694
Centrica PLC	2,972,300	15,511,803
Compass Group PLC	2,427,658	21,851,555
Imperial Tobacco Group PLC	676,671	20,919,190
Informa PLC	1,566,909	10,474,972
International Power PLC	2,786,660	13,769,567
Kingfisher PLC	2,605,244	10,277,619
Next PLC	327,987	10,418,553
Reckitt Benckiser Group PLC	133,974	6,882,202
Reed Elsevier PLC	1,329,476	11,517,543
Royal Dutch Shell PLC -Class B	437,429	15,875,358
Shire PLC	869,530	25,263,214
Smith & Nephew PLC	472,322	5,326,956
Tesco PLC	2,312,392	14,134,226
Vodafone Group PLC	6,019,641	17,045,152
WPP PLC	862,995	10,639,905

		242,952,252

Total Common Stocks & Other Equity Interests (Cost $750,312,020)		1,130,649,418

Money Market Funds—4.27%
Liquid Assets Portfolio — Institutional Class (b)	25,303,518	$25,303,518
Premier Portfolio — Institutional Class (b)	25,303,519	25,303,519

Total Money Market Funds (Cost $50,607,037)		50,607,037

TOTAL INVESTMENTS—99.58% (Cost $800,919,057)		1,181,256,455
OTHER ASSETS LESS LIABILITIES—0.42%		4,999,218

NET ASSETS—100.00%		$1,186,255,673

Investment Abbreviations:

ADR —American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. International Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. International Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$49,236,306	$23,676,482	$—	$72,912,788
Belgium	—	18,416,155	—	18,416,155
Brazil	30,754,671	—	—	30,754,671
Canada	74,713,710	—	—	74,713,710
China	—	18,165,341	—	18,165,341
Denmark	—	20,311,722	—	20,311,722
France	81,066,480	—	—	81,066,480
Germany	23,472,993	47,754,858	—	71,227,851
Hong Kong	—	20,824,760	—	20,824,760
India	—	21,522,103	—	21,522,103
Ireland	1,300,866	—	—	1,300,866
Israel	20,714,190	—	—	20,714,190
Japan	42,245,527	67,030,482	—	109,276,009
Mexico	43,241,179	—	—	43,241,179
Netherlands	11,405,839	22,993,091	—	34,398,930
Philippines	6,547,691	—	—	6,547,691
Russia	20,673,352	—	—	20,673,352
Singapore	34,997,382	—	—	34,997,382
South Korea	32,536,090	—	—	32,536,090
Sweden	27,773,481	10,039,170	—	37,812,651
Switzerland	55,497,586	27,929,200	—	83,426,786
Taiwan	24,509,217	—	—	24,509,217
Turkey	8,347,242	—	—	8,347,242
United Kingdom	190,185,645	52,766,607	—	242,952,252
United States	50,607,037	—	—	50,607,037

Total Investments	$829,826,484	$351,429,971	$—	$1,181,256,455

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco V.I. International Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $91,928,043 and $81,749,147, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$354,344,878
Aggregate unrealized (depreciation) of investment securities	(2,340,583)

Net unrealized appreciation of investment securities	$352,004,295

Cost of investments for tax purposes is $829,252,160.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Van Kampen V.I. International Growth Equity Fund (the “Target Fund”) in exchange for shares of the Fund.
          The Target Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco V.I. International Growth Fund

Invesco V.I. Large Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VILCG-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.26%

Aerospace & Defense—3.73%

Embraer S.A. -ADR (Brazil)	20,382	$686,873
Goodrich Corp.	23,749	2,031,252
Honeywell International, Inc.	16,880	1,007,905

		3,726,030

Apparel Retail—1.67%
Limited Brands, Inc.	50,692	1,666,753

Apparel, Accessories & Luxury Goods—0.41%
Coach, Inc.	7,913	411,792

Application Software—2.68%
Citrix Systems, Inc. (b)	22,272	1,636,101
Salesforce.com, Inc. (b)	7,778	1,038,985

		2,675,086

Asset Management & Custody Banks—2.16%
Ameriprise Financial, Inc.	26,063	1,591,928
Franklin Resources, Inc.	4,494	562,110

		2,154,038

Automobile Manufacturers—0.37%
Ford Motor Co. (b)	24,446	364,490

Biotechnology—3.02%
Dendreon Corp. (b)	22,228	831,994
Gilead Sciences, Inc. (b)	32,065	1,360,839
United Therapeutics Corp. (b)	12,171	815,700

		3,008,533

Cable & Satellite—2.96%
Comcast Corp., -Class A	62,188	1,537,287
DIRECTV -Class A (b)	30,293	1,417,713

		2,955,000

Casinos & Gaming—1.11%
Las Vegas Sands Corp. (b)	26,270	1,109,119

Coal & Consumable Fuels—1.48%
Peabody Energy Corp.	20,469	1,472,949

Communications Equipment—2.58%
Juniper Networks, Inc. (b)	26,334	1,108,135
QUALCOMM, Inc.	26,739	1,466,099

		2,574,234

Computer Hardware—9.06%
Apple, Inc. (b)	23,682	8,251,993
Hewlett-Packard Co.	19,258	789,000

		9,040,993

Computer Storage & Peripherals—3.58%
EMC Corp. (b)	104,181	2,766,006
SanDisk Corp. (b)	17,400	801,966

		3,567,972

Construction & Engineering—1.45%
Foster Wheeler AG (Switzerland) (b)	38,381	1,443,893

Construction & Farm Machinery & Heavy Trucks—1.93%
Cummins, Inc.	7,165	785,427
Deere & Co.	11,801	1,143,399

		1,928,826

Data Processing & Outsourced Services—1.33%
Visa, Inc. -Class A	18,090	1,331,786

Diversified Banks—0.37%
Comerica Inc.	10,095	370,688

Fertilizers & Agricultural Chemicals—4.05%
CF Industries Holdings, Inc.	6,593	901,856
Monsanto Co.	18,525	1,338,617
Potash Corp. of Saskatchewan Inc. (Canada)	30,525	1,798,838

		4,039,311

Health Care Distributors—1.18%
McKesson Corp.	14,917	1,179,189

Health Care Equipment—1.10%
Baxter International, Inc.	20,423	1,098,145

Health Care Technology—0.84%
Allscripts Healthcare Solutions, Inc. (b)	39,979	839,159

Heavy Electrical Equipment—0.95%
ABB Ltd. -ADR (Switzerland)	39,239	949,191

Hotels, Resorts & Cruise Lines—0.81%
Starwood Hotels & Resorts Worldwide, Inc.	13,929	809,553

Industrial Machinery—2.36%
Danaher Corp.	18,015	934,978
Ingersoll-Rand PLC (Ireland)	29,492	1,424,759

		2,359,737

Internet Retail—2.61%
Amazon.com, Inc. (b)	8,690	1,565,330
Netflix, Inc. (b)	4,376	1,038,556

		2,603,886

Internet Software & Services—6.23%
Baidu, Inc. -ADR (China) (b)	23,450	3,231,645
Google, Inc. -Class A (b)	5,086	2,981,464

		6,213,109

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Large Cap Growth Fund

	Shares	Value

IT Consulting & Other Services—2.24%
Accenture PLC -Class A	15,034	$826,419
Cognizant Technology Solutions Corp. -Class A (b)	17,349	1,412,209

		2,238,628

Life Sciences Tools & Services—2.15%
Agilent Technologies, Inc. (b)	23,128	1,035,672
Illumina, Inc. (b)	15,897	1,113,903

		2,149,575

Managed Health Care—0.86%
UnitedHealth Group Inc.	18,911	854,777

Movies & Entertainment—1.45%
Walt Disney Co. (The)	33,620	1,448,686

Oil & Gas Drilling—0.75%
Transocean Ltd. (b)	9,536	743,331

Oil & Gas Equipment & Services—8.21%
Cameron International Corp. (b)	22,417	1,280,011
Halliburton Co.	35,373	1,762,990
National Oilwell Varco, Inc.	17,689	1,402,207
Schlumberger Ltd.	24,897	2,321,894
Weatherford International Ltd. (b)	63,242	1,429,269

		8,196,371

Oil & Gas Exploration & Production—1.13%
EOG Resources, Inc.	9,553	1,132,126

Other Diversified Financial Services—1.54%
JPMorgan Chase & Co.	33,414	1,540,385

Packaged Foods & Meats—1.74%
Mead Johnson Nutrition Co.	29,950	1,735,003

Pharmaceuticals—1.48%
Hospira, Inc. (b)	26,778	1,478,146

Precious Metals & Minerals—1.87%
Silver Wheaton Corp. (Canada)	43,130	1,870,117

Railroads—1.89%
Union Pacific Corp.	19,178	1,885,773

Restaurants—0.46%
Chipotle Mexican Grill, Inc. (b)	1,697	462,212

Semiconductors—2.41%
Atmel Corp. (b)	30,651	417,773
Broadcom Corp. -Class A	23,847	939,095
Micron Technology, Inc. (b)	20,171	231,160
Xilinx, Inc.	24,745	811,636

		2,399,664

Soft Drinks—0.67%
Hansen Natural Corp. (b)	11,057	665,963

Specialized Finance—0.98%
Moody’s Corp.	28,794	976,405

Specialty Stores—0.47%
Tiffany & Co.	7,622	468,296

Systems Software—5.93%
Oracle Corp.	51,676	1,724,428
Red Hat, Inc. (b)	15,738	714,348
Rovi Corp. (b)	64,832	3,478,237

		5,917,013

Trucking—0.81%
J.B. Hunt Transport Services, Inc.	17,699	803,889

Wireless Telecommunication Services—2.20%
America Movil SAB de C.V. -Series L -ADR (Mexico)	13,691	795,447
American Tower Corp. -Class A (b)	26,981	1,398,155

		2,193,602

Total Common Stocks & Other Equity Interests (Cost $80,987,572)		99,053,424

Money Market Funds—1.23%
Liquid Assets Portfolio — Institutional Class (c)	615,288	615,288
Premier Portfolio — Institutional Class (c)	615,288	615,288

Total Money Market Funds (Cost $1,230,576)		1,230,576

TOTAL INVESTMENTS—100.49% (Cost $82,218,148)		100,284,000

OTHER ASSETS LESS LIABILITIES—(0.49)%		(486,711)

NET ASSETS—100.00%		$99,797,289

Investment Abbreviations:

ADR —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Large Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans. Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Large Cap Growth Fund

A.	Security Valuations—(continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco V.I. Large Cap Growth Fund

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$100,284,000	$—	$—	$100,284,000

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $60,689,360 and $32,374,430, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,525,718
Aggregate unrealized (depreciation) of investment securities	(307,128)

Net unrealized appreciation of investment securities	$17,218,590

Cost of investments for tax purposes is $83,065,410.
Invesco V.I. Large Cap Growth Fund

NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen V.I. Capital Growth Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
.
Invesco V.I. Large Cap Growth Fund

Invesco V.I. Leisure Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	I-VILEI-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.99%

Advertising—4.35%
Interpublic Group of Cos., Inc. (The)	33,026	$415,137
National CineMedia, Inc.	8,516	158,994
Omnicom Group, Inc.	6,460	316,927

		891,058

Apparel Retail—1.61%
Abercrombie & Fitch Co. -Class A	4,017	235,798
Urban Outfitters, Inc. (b)	3,130	93,368

		329,166

Apparel, Accessories & Luxury Goods—2.10%
Coach, Inc.	3,917	203,841
Polo Ralph Lauren Corp.	1,840	227,516

		431,357

Auto Parts & Equipment—3.87%
Autoliv, Inc. (Sweden)	5,043	374,342
Johnson Controls, Inc.	10,066	418,443

		792,785

Automobile Manufacturers—4.23%
Ford Motor Co. (b)	35,414	528,023
Honda Motor Co., Ltd. (Japan)	9,035	338,290

		866,313

Automotive Retail—2.09%
CarMax, Inc. (b)	13,361	428,888

Broadcasting—5.56%
CBS Corp. -Class B	13,250	331,780
Grupo Televisa S.A. -ADR (Mexico)(b)	14,028	344,107
Scripps Networks Interactive Inc. -Class A	9,264	464,034

		1,139,921

Cable & Satellite—8.54%
Comcast Corp. -Class A	30,247	747,706
DIRECTV -Class A (b)	14,837	694,372
Time Warner Cable, Inc.	4,318	308,046

		1,750,124

Casinos & Gaming—3.83%
Las Vegas Sands Corp. (b)	4,536	191,510
MGM Resorts International (b)	8,732	114,826
Penn National Gaming, Inc. (b)	8,046	298,185
WMS Industries Inc. (b)	5,103	180,391

		784,912

Department Stores—3.40%
Kohl’s Corp.	5,715	303,123
Macy’s, Inc.	7,960	193,110
Nordstrom, Inc.	4,491	201,556

		697,789

Footwear—1.71%
NIKE, Inc. -Class B	4,621	349,810

General Merchandise Stores—1.50%
Target Corp.	6,130	306,561

Home Furnishings—2.34%
Mohawk Industries, Inc. (b)	7,846	479,783

Home Improvement Retail—5.45%
Home Depot, Inc. (The)	15,332	568,204
Lowe’s Cos., Inc.	20,724	547,735

		1,115,939

Homefurnishing Retail—0.89%
Bed Bath & Beyond Inc. (b)	3,775	182,219

Hotels, Resorts & Cruise Lines—7.59%
Carnival Corp. (c)	4,283	164,296
Choice Hotels International, Inc.	4,839	187,995
Hyatt Hotels Corp. -Class A (b)	8,514	366,443
Marriott International Inc. -Class A	15,456	549,925
Starwood Hotels & Resorts Worldwide, Inc.	4,936	286,880

		1,555,539

Household Appliances—1.03%
Stanley Black & Decker Inc.	2,748	210,497

Hypermarkets & Super Centers—1.28%
Costco Wholesale Corp.	3,585	262,852

Internet Retail—4.61%
Amazon.com, Inc. (b)	3,385	609,740
Netflix, Inc. (b)	1,413	335,347

		945,087

Internet Software & Services—2.73%
Baidu, Inc. -ADR (China)(b)	2,740	377,599
Google, Inc. -Class A (b)	312	182,898

		560,497

Motorcycle Manufacturers—1.28%
Harley-Davidson, Inc.	6,179	262,546

Movies & Entertainment—9.84%
Time Warner Inc.	10,246	365,782

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Leisure Fund

	Shares	Value

Movies & Entertainment—(continued)
Viacom Inc. -Class A (d)	6,907	$368,074
Viacom Inc. -Class B	8,339	387,930
Walt Disney Co. (The)	20,776	895,238

		2,017,024

Restaurants—10.85%
Buffalo Wild Wings Inc. (b)	3,251	176,952
Chipotle Mexican Grill, Inc. (b)	848	230,970
Darden Restaurants, Inc.	11,783	578,899
Jack in the Box Inc. (b)	7,068	160,302
McDonald’s Corp.	3,868	294,316
P.F. Chang’s China Bistro, Inc. (d)	4,397	203,097
Starbucks Corp.	15,647	578,157

		2,222,693

Soft Drinks—1.12%
Hansen Natural Corp. (b)	3,808	229,356

Specialized Consumer Services—1.72%
Weight Watchers International, Inc.	5,033	352,813

Specialty Stores—1.53%
Tiffany & Co.	5,096	313,098

Systems Software—2.94%
Rovi Corp. (b)	11,249	603,509

Total Common Stocks & Other Equity Interests (Cost $15,076,334)		20,082,136

Money Market Funds—0.62%
Liquid Assets Portfolio — Institutional Class (e)	63,267	63,267
Premier Portfolio — Institutional Class (e)	63,267	63,267

Total Money Market Funds (Cost $126,534)		126,534

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—98.60% (Cost $15,202,868)		20,208,670

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.81%
Liquid Assets Portfolio — Institutional Class (Cost $371,780)(e)(f)	371,780	371,780

TOTAL INVESTMENTS—100.42% (Cost $15,574,648)		20,580,450

OTHER ASSETS LESS LIABILITIES—(0.42)%		(85,447)

NET ASSETS—100.00%		$20,495,003

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit represents one common share and one trust share.

(d)	All or a portion of this security was out on loan at March 31, 2011.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Leisure Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Leisure Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results
Invesco V.I. Leisure Fund

F.	Foreign Currency Translations — (continued)

of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
 The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Leisure Fund

NOTE 2 — Additional Valuation Information-(continued)
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$20,242,160	$338,290	$—	$20,580,450

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $2,331,103 and $3,772,245, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,107,487
Aggregate unrealized (depreciation) of investment securities	(122,120)

Net unrealized appreciation of investment securities	$4,985,367

Cost of investments for tax purposes is $15,223,303.
Invesco V.I. Leisure Fund

Invesco V.I. Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VIMCCE-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—88.15%

Aerospace & Defense—7.11%
Alliant Techsystems Inc.	103,998	$7,349,539
Goodrich Corp.	41,647	3,562,068
ITT Corp.	228,580	13,726,229
Moog Inc. -Class A (b)	107,229	4,922,883
Rockwell Collins, Inc.	86,125	5,583,484

		35,144,203

Air Freight & Logistics—0.80%
Expeditors International of Washington, Inc.	79,089	3,965,522

Apparel Retail—2.04%
American Eagle Outfitters, Inc.	380,660	6,048,687
Guess?, Inc.	102,640	4,038,884

		10,087,571

Apparel, Accessories & Luxury Goods—1.33%
Carter’s, Inc. (b)	172,171	4,929,256
True Religion Apparel, Inc. (b)	69,878	1,640,036

		6,569,292

Application Software—1.25%
Adobe Systems Inc. (b)	186,845	6,195,780

Asset Management & Custody Banks—3.88%
Legg Mason, Inc.	243,143	8,775,031
Northern Trust Corp.	205,200	10,413,900

		19,188,931

Automotive Retail—0.23%
Pep Boys (The)-Manny, Moe & Jack	88,343	1,122,840

Biotechnology—1.62%
Biogen Idec Inc. (b)	64,481	4,732,261
Genzyme Corp. (b)	42,922	3,268,510

		8,000,771

Brewers—1.33%
Molson Coors Brewing Co. -Class B	140,135	6,570,930

Communications Equipment—2.40%
Motorola Mobility Holdings Inc. (b)	231,909	5,658,580
Motorola Solutions, Inc. (b)	138,113	6,172,270

		11,830,850

Computer & Electronics Retail—0.54%
Best Buy Co., Inc.	92,008	2,642,470

Computer Storage & Peripherals—0.69%
SMART Technologies Inc. -Class A (Canada)(b)	333,047	3,400,410

Construction & Engineering—1.17%
Chicago Bridge & Iron Co. N.V. -New York Shares (Netherlands)	140,127	5,697,564
Foster Wheeler AG (Switzerland)(b)	2,618	98,489

		5,796,053

Construction & Farm Machinery & Heavy Trucks—1.12%
Terex Corp. (b)	148,675	5,506,922

Construction Materials—0.78%
CRH PLC (Ireland)	167,208	3,846,951

Data Processing & Outsourced Services—0.69%
Western Union Co.	164,416	3,414,920

Department Stores—0.65%
Macy’s, Inc.	132,865	3,223,305

Electric Utilities—1.03%
Edison International	138,792	5,078,399

Electrical Components & Equipment—1.91%
Cooper Industries PLC (Ireland)	61,947	4,020,360
Thomas & Betts Corp. (b)	91,002	5,411,889

		9,432,249

Electronic Manufacturing Services—0.69%
Molex Inc. (c)	136,430	3,427,122

Environmental & Facilities Services—1.17%
Republic Services, Inc.	192,154	5,772,306

Fertilizers & Agricultural Chemicals—0.70%
Scotts Miracle-Gro Co. (The), Class A	59,872	3,463,595

Food Retail—3.16%
Kroger Co. (The)	104,972	2,516,179
Safeway, Inc.	556,082	13,090,170

		15,606,349

Health Care Equipment—5.14%
American Medical Systems Holdings, Inc. (b)	88,615	1,917,629
Boston Scientific Corp. (b)	1,305,883	9,389,299
Hologic, Inc. (b)	381,857	8,477,225
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Health Care Equipment—(continued)
Zimmer Holdings, Inc. (b)	92,825	$5,618,697

		25,402,850

Health Care Facilities—0.94%
Rhoen-Klinikum AG (Germany)	116,864	2,533,802
VCA Antech, Inc. (b)	82,935	2,088,303

		4,622,105

Health Care Services—2.32%
DaVita, Inc. (b)	32,513	2,780,187
Laboratory Corp. of America Holdings (b)	38,666	3,562,298
Quest Diagnostics Inc. (b)	88,318	5,097,715

		11,440,200

Heavy Electrical Equipment—0.67%
Alstom S.A. (France)	56,210	3,323,613

Hypermarkets & Super Centers—1.47%
BJ’s Wholesale Club, Inc. (b)	149,114	7,279,745

Industrial Conglomerates—0.54%
Tyco International Ltd.	59,371	2,658,040

Industrial Machinery—1.55%
Parker Hannifin Corp.	43,693	4,136,853
SPX Corp.	44,157	3,505,624

		7,642,477

Insurance Brokers—1.37%
Marsh & McLennan Cos., Inc.	226,441	6,750,206

Investment Banking & Brokerage—0.50%
Charles Schwab Corp. (The)	137,425	2,477,773

Leisure Products—0.49%
Hasbro, Inc.	51,566	2,415,351

Life & Health Insurance—0.95%
Torchmark Corp.	70,837	4,709,244

Life Sciences Tools & Services—2.70%
Agilent Technologies, Inc. (b)	143,819	6,440,215
Techne Corp.	29,463	2,109,551
Waters Corp. (b)	54,869	4,768,116

		13,317,882

Managed Health Care—1.57%
Aetna Inc.	207,747	7,775,970

Marine—1.09%
Kirby Corp. (b)	94,058	5,388,583

Multi-Sector Holdings—0.15%
PICO Holdings, Inc. (b)	24,848	746,931

Office Services & Supplies—0.79%
Pitney Bowes Inc.	152,768	3,924,610

Oil & Gas Equipment & Services—4.91%
Cal Dive International, Inc. (b)	340,344	2,375,601
Cameron International Corp. (b)	77,268	4,412,003
Dresser-Rand Group, Inc. (b)	122,235	6,554,241
ShawCor Ltd. (Canada)	130,630	4,912,604
Weatherford International Ltd.(b)	264,353	5,974,378

		24,228,827

Oil & Gas Exploration & Production—2.71%
Newfield Exploration Co. (b)	54,108	4,112,749
Southwestern Energy Co. (b)	215,735	9,270,133

		13,382,882

Oil & Gas Refining & Marketing—0.56%
Valero Energy Corp.	93,158	2,777,972

Oil & Gas Storage & Transportation—1.64%
Williams Cos., Inc. (The)	260,233	8,114,065

Paper Packaging—0.64%
Sealed Air Corp.	117,713	3,138,229

Personal Products—0.96%
Avon Products, Inc.	175,348	4,741,410

Pharmaceuticals—1.13%
Hospira, Inc. (b)	52,939	2,922,233
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	52,858	2,651,886

		5,574,119

Property & Casualty Insurance—2.08%
Progressive Corp. (The)	486,179	10,272,962

Restaurants—0.91%
Darden Restaurants, Inc.	91,052	4,473,385

Semiconductor Equipment—0.40%
FormFactor Inc. (b)	191,853	1,976,086

Semiconductors—2.35%
Linear Technology Corp.	195,423	6,572,076
Microchip Technology Inc. (c)	69,303	2,634,207
Xilinx, Inc.	73,673	2,416,474

		11,622,757

Specialized Finance—0.62%
Moody’s Corp.	89,696	3,041,591

Specialty Chemicals—2.55%
International Flavors & Fragrances Inc.	110,902	6,909,195

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Specialty Chemicals—(continued)
Sigma-Aldrich Corp.	89,635	$5,704,371

		12,613,566

Systems Software—4.39%
CA, Inc.	297,132	7,184,652
Symantec Corp. (b)	783,363	14,523,550

		21,708,202

Thrifts & Mortgage Finance—1.51%
People’s United Financial Inc.	591,554	7,441,749

Trucking—1.08%
Con-way Inc.	135,598	5,327,645

Wireless Telecommunication Services—1.18%
MetroPCS Communications, Inc. (b)	360,025	5,846,806

Total Common Stocks & Other Equity Interests (Cost $336,685,867)		435,445,574

Money Market Funds—11.86%
Liquid Assets Portfolio — Institutional Class (d)	29,277,390	29,277,390
Premier Portfolio — Institutional Class (d)	29,277,389	29,277,389

Total Money Market Funds (Cost $58,554,779)		58,554,779

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.00% (Cost $395,240,646)		494,000,353

Investments Purchased with Cash Collateral from Securities on Loan Money

Market Funds—0.94%
Liquid Assets Portfolio — Institutional Class (d)(e) (Cost $4,661,895)	4,661,895	4,661,895

TOTAL INVESTMENTS—100.95% (Cost $399,902,541)		498,662,248

OTHER ASSETS LESS LIABILITIES—(0.95)%		(4,686,043)

NET ASSETS—100.00%		$493,976,205

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Mid Cap Core Equity Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco V.I. Mid Cap Core Equity Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Equity Securities	$494,815,297	$3,846,951	$—	$498,662,248

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $74,491,991 and $91,598,797, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco V.I. Mid Cap Core Equity Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$99,743,208
Aggregate unrealized (depreciation) of investment securities	(4,223,302)

Net unrealized appreciation of investment securities	$95,519,906

Cost of investments for tax purposes is $403,142,342
Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VIMKT-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—50.90%(a)

Asset-Backed Securities — Consumer Receivables—8.83%
Amsterdam Funding Corp. (b)	0.25%	05/18/11	$1,000	$999,673
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.23%	04/15/11	1,200	1,199,893

				2,199,566

Asset-Backed Securities — Fully Supported Bank—12.84%
Concord Minutemen Capital Co., LLC -Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.37%	04/01/11	1,000	1,000,000
Lexington Parker Capital Co., LLC -Series A, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.37%	05/09/11	1,000	999,609
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.24%	04/25/11	1,200	1,199,808

				3,199,417

Asset-Backed Securities — Multi-Purpose—8.02%
Nieuw Amsterdam Receivables Corp. (b)(c)	0.28%	04/13/11	1,000	999,907
Regency Markets No. 1, LLC (b)(c)	0.26%	04/26/11	1,000	999,819

				1,999,726

Diversified Banks—4.01%
BNZ International Funding Ltd. (b)(c)	0.29%	05/06/11	1,000	999,718

Household Products—4.37%
Reckitt Benckister Treasury Services PLC (b)(c)	0.32%	07/06/11	1,090	1,089,070

Life & Health Insurance—4.81%
MetLife Short Term Funding LLC (b)	0.23%	04/19/11	1,200	1,199,862

Regional Banks—8.02%
Commonwealth Bank of Australia (b)(c)	0.27%	05/02/11	1,000	999,768
Svenska Handelsbanken, Inc. (b)(c)	0.29%	06/08/11	1,000	999,452
				1,999,220

Total Commercial Paper (Cost $12,686,579)				12,686,579

Variable Rate Demand Notes—31.83%(d)

Credit Enhanced—31.83%
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.29%	12/01/28	1,800	1,800,000
Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.31%	10/01/25	1,000	1,000,000
Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.25%	05/15/17	600	600,000
Miami-Dade (County of), Florida Industrial Development Authority (Professional Modification Services, Inc.); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.31%	08/01/18	1,000	1,000,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.25%	03/01/26	385	385,000
Pitney Road Partners, LLC; Series 2008, VRD Notes (CEP-General Electric Capital Corp.) (b)	0.44%	07/01/25	2,260	2,260,000
Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (e)	0.37%	12/01/18	390	390,000
St. Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(e)	0.26%	03/01/29	500	500,000

Total Variable Rate Demand Notes (Cost $7,935,000)				7,935,000

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificate of Deposit—4.01%
Credit Agricole Corporate & Investment Bank (Cost $1,000,000)	0.38%	07/07/11	$1,000	$1,000,000

Medium-Term Note—3.92%
European Investment Bank, Sr. Unsec. Global MTN (c) (Cost $976,757)	5.25%	06/15/11	968	976,757

TOTAL INVESTMENTS (excluding Repurchase Agreements)—90.66% (Cost $22,598,336)				22,598,336

			Repurchase
			Amount

Repurchase Agreements—9.90%(f)
BMO Capital Markets Corp., Joint agreement dated 03/31/11, aggregate maturing value $100,000,361 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,000; 4.00%-6.50%, 04/01/19-01/01/41)	0.13%	04/01/11	267,497	267,496
BNP Paribas, Joint agreement dated 03/31/11, aggregate maturing value $592,004,933 (collateralized by Corporate, U.S. Government sponsored agency & U.S. Treasury obligations valued at $607,401,080; 0%-62.82%, 01/16/13-06/25/43) (c)	0.30%	04/01/11	1,200,010	1,200,000
Wells Fargo Securities, LLC, Joint agreement dated 03/31/11, aggregate maturing value $1,000,006,111 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-9.07%, 06/21/11-02/12/51)	0.22%	04/01/11	1,000,006	1,000,000

Total Repurchase Agreements (Cost $2,467,496)				2,467,496

TOTAL INVESTMENTS—100.56% (Cost $25,065,832) (g)(h)				25,065,832

OTHER ASSETS LESS LIABILITIES—(0.56)%				(140,041)

NET ASSETS—100.00%				$24,925,791

Investment Abbreviations:
CEP	— Credit Enhancement Provider

IDR	— Industrial Development Revenue Bonds

LOC	— Letter of Credit

MTN	— Medium-Term Notes

RB	— Revenue Bonds

Ref.	— Refunding

Sr.	— Senior

Unsec.	— Unsecured

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $14,946,579, which represented 59.96% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 26.0%; Australia: 8.0%; other countries less than 5% each: 18.8%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Principal amount equals value at period end. See Note 1D.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	12.7%
General Electric Capital Corp.	9.0
Liberty Hampshire Co.	8.0
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Invesco V.I. Money Market Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$25,065,832	$—	$25,065,832

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	MS-VISPI-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.00%(a)

Advertising—0.16%
Interpublic Group of Cos., Inc. (The)	5,004	$62,900
Omnicom Group, Inc.	2,926	143,550

		206,450

Aerospace & Defense—2.76%
Boeing Co. (The)	7,588	560,981
General Dynamics Corp.	3,840	293,990
Goodrich Corp.	1,293	110,590
Honeywell International, Inc.	8,081	482,516
ITT Corp.	1,892	113,615
L-3 Communications Holdings, Inc.	1,165	91,231
Lockheed Martin Corp.	2,955	237,582
Northrop Grumman Corp.	3,001	188,193
Precision Castparts Corp.	1,477	217,385
Raytheon Co.	3,684	187,405
Rockwell Collins, Inc.	1,597	103,534
Textron Inc.	2,862	78,390
United Technologies Corp.	9,486	802,990

		3,468,402

Agricultural Products—0.19%
Archer-Daniels-Midland Co.	6,567	236,478

Air Freight & Logistics—1.03%
C.H. Robinson Worldwide, Inc.	1,710	126,762
Expeditors International of Washington, Inc.	2,186	109,606
FedEx Corp.	3,246	303,663
United Parcel Service, Inc. -Class B	10,173	756,058

		1,296,089

Airlines—0.08%
Southwest Airlines Co.	7,704	97,301

Aluminum—0.15%
Alcoa Inc.	10,952	193,303

Apparel Retail—0.45%
Abercrombie & Fitch Co. -Class A	898	52,713
Gap, Inc. (The)	4,469	101,268
Limited Brands, Inc.	2,725	89,598
Ross Stores, Inc.	1,226	87,193
TJX Cos., Inc. (The)	4,054	201,605
Urban Outfitters, Inc. (b)	1,317	39,286

		571,663

Apparel, Accessories & Luxury Goods—0.26%
Coach, Inc.	3,047	158,566
Polo Ralph Lauren Corp.	673	83,217
VF Corp.	891	87,790

		329,573

Application Software—0.60%
Adobe Systems Inc. (b)	5,215	172,929
Autodesk, Inc. (b)	2,386	105,246
Citrix Systems, Inc. (b)	1,932	141,925
Compuware Corp. (b)	2,286	26,403
Intuit Inc. (b)	2,805	148,946
Salesforce.com, Inc. (b)	1,217	162,567

		758,016

Asset Management & Custody Banks—1.18%
Ameriprise Financial, Inc.	2,539	155,082
Bank of New York Mellon Corp. (The)	12,798	382,276
Federated Investors, Inc. -Class B	960	25,680
Franklin Resources, Inc.	1,493	186,744
Invesco Ltd. (c)	4,715	120,515
Janus Capital Group Inc.	1,925	24,005
Legg Mason, Inc.	1,532	55,290
Northern Trust Corp.	2,494	126,571
State Street Corp.	5,175	232,564
T. Rowe Price Group Inc.	2,668	177,209

		1,485,936

Auto Parts & Equipment—0.23%
Johnson Controls, Inc.	6,980	290,159

Automobile Manufacturers—0.46%
Ford Motor Co. (b)	38,988	581,311

Automotive Retail—0.20%
AutoNation, Inc. (b)	667	23,592
AutoZone, Inc. (b)	274	74,955
CarMax, Inc. (b)	2,323	74,568
O’Reilly Automotive, Inc. (b)	1,465	84,179

		257,294

Biotechnology—1.26%
Amgen Inc. (b)	9,610	513,654
Biogen Idec Inc. (b)	2,482	182,154
Celgene Corp. (b)	4,790	275,569
Cephalon Inc. (b)	788	59,715
Genzyme Corp. (b)	2,691	204,920
Gilead Sciences, Inc. (b)	8,196	347,838

		1,583,850

Brewers—0.06%
Molson Coors Brewing Co. -Class B	1,636	76,712
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Broadcasting—0.27%
CBS Corp. -Class B	6,929	$173,502
Discovery Communications, Inc. -Class A (b)	2,883	115,032
Scripps Networks Interactive Inc. -Class A	944	47,285

		335,819

Building Products—0.04%
Masco Corp.	3,680	51,226

Cable & Satellite—1.13%
Cablevision Systems Corp. -Class A	2,419	83,722
Comcast Corp. -Class A	28,617	707,412
DIRECTV, Class A (b)	8,178	382,730
Time Warner Cable Inc.	3,538	252,401

		1,426,265

Casinos & Gaming—0.12%
International Game Technology	3,057	49,615
Wynn Resorts Ltd.	792	100,782

		150,397

Coal & Consumable Fuels—0.32%
CONSOL Energy Inc.	2,330	124,958
Massey Energy Co.	1,071	73,214
Peabody Energy Corp.	2,787	200,552

		398,724

Commercial Printing—0.03%
R. R. Donnelley & Sons Co.	2,162	40,905

Communications Equipment—2.06%
Cisco Systems, Inc.	56,977	977,155
F5 Networks, Inc. (b)	831	85,236
Harris Corp.	1,317	65,323
JDS Uniphase Corp. (b)	2,280	47,515
Juniper Networks, Inc. (b)	5,512	231,945
Motorola Mobility Holdings Inc. (b)	3,031	73,957
Motorola Solutions, Inc. (b)	3,469	155,030
QUALCOMM, Inc.	16,941	928,875
Tellabs, Inc.	3,772	19,765

		2,584,801

Computer & Electronics Retail—0.12%
Best Buy Co., Inc.	3,348	96,155
GameStop Corp. -Class A (b)	1,523	34,298
RadioShack Corp.	1,053	15,805

		146,258

Computer Hardware—3.56%
Apple, Inc. (b)	9,494	3,308,184
Dell Inc. (b)	17,308	251,139
Hewlett-Packard Co.	22,412	918,220

		4,477,543

Computer Storage & Peripherals—0.78%
EMC Corp. (b)	21,320	566,046
Lexmark International, Inc. -Class A (b)	809	29,965
NetApp, Inc. (b)	3,790	182,602
SanDisk Corp. (b)	2,438	112,368
Western Digital Corp. (b)	2,353	87,743

		978,724

Construction & Engineering—0.20%
Fluor Corp.	1,818	133,914
Jacobs Engineering Group, Inc. (b)	1,301	66,910
Quanta Services, Inc. (b)	2,218	49,750

		250,574

Construction & Farm Machinery & Heavy Trucks—1.34%
Caterpillar Inc.	6,583	733,017
Cummins, Inc.	2,038	223,406
Deere & Co.	4,330	419,534
Joy Global Inc.	1,079	106,616
PACCAR Inc.	3,764	197,045

		1,679,618

Construction Materials—0.05%
Vulcan Materials Co.	1,329	60,602

Consumer Electronics—0.03%
Harman International Industries, Inc.	742	34,740

Consumer Finance—0.76%
American Express Co.	10,781	487,301
Capital One Financial Corp.	4,712	244,836
Discover Financial Services	5,619	135,530
SLM Corp.	5,430	83,079

		950,746

Data Processing & Outsourced Services—1.13%
Automatic Data Processing, Inc.	5,115	262,451
Computer Sciences Corp.	1,621	78,991
Fidelity National Information Services, Inc.	2,708	88,525
Fiserv, Inc. (b)	1,504	94,331
MasterCard, Inc. -Class A	995	250,461
Paychex, Inc.	3,316	103,990
Total System Services, Inc.	1,690	30,454
Visa, Inc., Class A	4,994	367,658
Western Union Co.	6,665	138,432

		1,415,293

Department Stores—0.37%
JC Penney Co., Inc.	2,438	87,549
Kohl’s Corp.	3,012	159,756
Macy’s, Inc.	4,321	104,827
Nordstrom, Inc.	1,729	77,598
Sears Holdings Corp. (b)	461	38,102

		467,832

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Distillers & Vintners—0.09%
Brown-Forman Corp., Class B	1,061	$72,466
Constellation Brands, Inc. -Class A (b)	1,821	36,930

		109,396

Distributors—0.07%
Genuine Parts Co.	1,624	87,111

Diversified Banks—1.84%
Comerica Inc.	1,852	68,005
U.S. Bancorp	19,809	523,552
Wells Fargo & Co.	54,298	1,721,247

		2,312,804

Diversified Chemicals—1.01%
Dow Chemical Co. (The)	12,037	454,397
E. I. du Pont de Nemours and Co.	9,498	522,105
Eastman Chemical Co.	728	72,305
FMC Corp.	735	62,424
PPG Industries, Inc.	1,654	157,477

		1,268,708

Diversified Metals & Mining—0.44%
Freeport-McMoRan Copper & Gold Inc.	9,754	541,835
Titanium Metals Corp. (b)	907	16,852

		558,687

Diversified REIT’s—0.12%
Vornado Realty Trust	1,683	147,262

Diversified Support Services—0.08%
Cintas Corp.	1,266	38,322
Iron Mountain Inc.	2,098	65,520

		103,842

Drug Retail—0.69%
CVS Caremark Corp.	14,101	483,946
Walgreen Co.	9,506	381,571

		865,517

Education Services—0.07%
Apollo Group, Inc. -Class A (b)	1,295	54,015
DeVry, Inc.	648	35,685

		89,700

Electric Utilities—1.67%
American Electric Power Co., Inc.	4,928	173,170
Duke Energy Corp.	13,698	248,619
Edison International	3,357	122,833
Entergy Corp.	1,844	123,935
Exelon Corp.	6,821	281,298
FirstEnergy Corp.	4,309	159,821
NextEra Energy, Inc.	4,329	238,614
Northeast Utilities	1,818	62,903
Pepco Holdings, Inc.	2,365	44,107
Pinnacle West Capital Corp.	1,140	48,781
PPL Corp.	4,972	125,792
Progress Energy, Inc.	3,024	139,527
Southern Co.	8,714	332,090

		2,101,490

Electrical Components & Equipment—0.54%
Emerson Electric Co.	7,771	454,059
Rockwell Automation, Inc.	1,466	138,757
Roper Industries, Inc.	993	85,855

		678,671

Electronic Components—0.34%
Amphenol Corp. -Class A	1,832	99,643
Corning Inc.	16,137	332,906

		432,549

Electronic Equipment & Instruments—0.05%
FLIR Systems, Inc.	1,678	58,076

Electronic Manufacturing Services—0.06%
Jabil Circuit, Inc.	2,011	41,085
Molex Inc.	1,419	35,645

		76,730

Environmental & Facilities Services—0.28%
Republic Services, Inc.	3,132	94,085
Stericycle, Inc. (b)	879	77,941
Waste Management, Inc.	4,880	182,219

		354,245

Fertilizers & Agricultural Chemicals—0.40%
CF Industries Holdings, Inc.	733	100,267
Monsanto Co.	5,530	399,598

		499,865

Food Distributors—0.13%
Sysco Corp.	6,005	166,338

Food Retail—0.29%
Kroger Co. (The)	6,553	157,075
Safeway, Inc.	3,794	89,311
SUPERVALU Inc.	2,233	19,941
Whole Foods Market, Inc.	1,519	100,102

		366,429

Footwear—0.24%
NIKE, Inc. -Class B	3,944	298,561

Gas Utilities—0.08%
Nicor Inc.	477	25,615
ONEOK, Inc.	1,117	74,705

		100,320

General Merchandise Stores—0.37%
Big Lots, Inc. (b)	806	35,005
Family Dollar Stores, Inc.	1,301	66,767
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

General Merchandise Stores—(continued)
Target Corp.	7,297	$364,923

		466,695

Gold—0.22%
Newmont Mining Corp.	5,075	276,993

Health Care Distributors—0.40%
AmerisourceBergen Corp.	2,824	111,717
Cardinal Health, Inc.	3,603	148,191
McKesson Corp.	2,619	207,032
Patterson Cos. Inc.	1,014	32,641

		499,581

Health Care Equipment—1.83%
Baxter International, Inc.	5,971	321,061
Becton, Dickinson and Co.	2,278	181,374
Boston Scientific Corp. (b)	15,700	112,883
C.R. Bard, Inc.	875	86,896
CareFusion Corp. (b)	2,335	65,847
Covidien PLC (Ireland)	5,197	269,932
Edwards Lifesciences Corp. (b)	1,184	103,008
Intuitive Surgical, Inc. (b)	399	133,051
Medtronic, Inc.	11,021	433,676
St. Jude Medical, Inc.	3,354	171,926
Stryker Corp.	3,467	210,794
Varian Medical Systems, Inc. (b)	1,248	84,415
Zimmer Holdings, Inc. (b)	1,979	119,789

		2,294,652

Health Care Facilities—0.03%
Tenet Healthcare Corp. (b)	4,996	37,220

Health Care Services—0.64%
DaVita, Inc. (b)	988	84,484
Express Scripts, Inc. (b)	5,444	302,741
Laboratory Corp. of America Holdings (b)	1,029	94,802
Medco Health Solutions, Inc. (b)	4,155	233,345
Quest Diagnostics Inc.	1,626	93,852

		809,224

Health Care Supplies—0.04%
DENTSPLY International Inc.	1,464	54,153

Health Care Technology—0.07%
Cerner Corp. (b)	738	82,066

Home Entertainment Software—0.05%
Electronic Arts Inc. (b)	3,402	66,441

Home Furnishings—0.03%
Leggett & Platt, Inc.	1,467	35,941

Home Improvement Retail—0.80%
Home Depot, Inc. (The)	16,890	625,943
Lowe’s Cos., Inc.	14,223	375,914

		1,001,857

Homebuilding—0.07%
D.R. Horton, Inc.	2,895	33,727
Lennar Corp. -Class A	1,692	30,659
Pulte Group Inc. (b)	3,429	25,374

		89,760

Homefurnishing Retail—0.10%
Bed Bath & Beyond Inc. (b)	2,624	126,660

Hotels, Resorts & Cruise Lines—0.36%
Carnival Corp.	4,440	170,318
Marriott International Inc. -Class A	2,995	106,562
Starwood Hotels & Resorts Worldwide, Inc.	1,979	115,020
Wyndham Worldwide Corp.	1,803	57,353

		449,253

Household Appliances—0.16%
Stanley Black & Decker Inc.	1,722	131,905
Whirlpool Corp.	782	66,752

		198,657

Household Products—2.04%
Clorox Co. (The)	1,417	99,289
Colgate-Palmolive Co.	5,089	410,988
Kimberly-Clark Corp.	4,154	271,132
Procter & Gamble Co. (The)	28,867	1,778,207

		2,559,616

Housewares & Specialties—0.12%
Fortune Brands, Inc.	1,601	99,086
Newell Rubbermaid, Inc.	2,994	57,275

		156,361

Human Resource & Employment Services—0.05%
Monster Worldwide, Inc. (b)	1,304	20,734
Robert Half International, Inc.	1,544	47,246

		67,980

Hypermarkets & Super Centers—1.10%
Costco Wholesale Corp.	4,493	329,427
Wal-Mart Stores, Inc.	20,191	1,050,941

		1,380,368

Independent Power Producers & Energy Traders—0.17%
AES Corp. (The) (b)	6,823	88,699
Constellation Energy Group Inc.	2,058	64,066
NRG Energy, Inc. (b)	2,547	54,862

		207,627

Industrial Conglomerates—2.47%
3M Co.	7,335	685,823
General Electric Co. (d)	109,446	2,194,392
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Conglomerates—(continued)
Tyco International Ltd.	4,882	$218,567

		3,098,782

Industrial Gases—0.45%
Air Products & Chemicals, Inc.	2,214	199,658
Airgas, Inc.	771	51,210
Praxair, Inc.	3,125	317,500

		568,368

Industrial Machinery—1.10%
Danaher Corp.	5,570	289,083
Dover Corp.	1,921	126,286
Eaton Corp.	3,507	194,428
Flowserve Corp.	573	73,802
Illinois Tool Works, Inc.	5,136	275,906
Ingersoll-Rand PLC (Ireland)	3,396	164,061
Pall Corp.	1,189	68,498
Parker Hannifin Corp.	1,667	157,832
Snap-on, Inc.	599	35,976

		1,385,872

Industrial REIT’s—0.07%
ProLogis	5,872	93,835

Insurance Brokers—0.28%
Aon Corp.	3,432	181,759
Marsh & McLennan Cos., Inc.	5,599	166,906

		348,665

Integrated Oil & Gas—7.46%
Chevron Corp.	20,690	2,222,727
ConocoPhillips	14,734	1,176,657
Exxon Mobil Corp.	51,108	4,299,716
Hess Corp.	3,096	263,810
Marathon Oil Corp.	7,320	390,229
Murphy Oil Corp.	1,986	145,812
Occidental Petroleum Corp.	8,377	875,313

		9,374,264

Integrated Telecommunication Services—2.70%
AT&T Inc.	60,929	1,864,427
CenturyLink Inc.	3,148	130,799
Frontier Communications Corp.	10,242	84,189
Qwest Communications International Inc.	17,961	122,674
Verizon Communications Inc.	29,148	1,123,364
Windstream Corp.	5,196	66,873

		3,392,326

Internet Retail—0.85%
Amazon.com, Inc. (b)	3,671	661,257
Expedia, Inc.	2,028	45,955
Netflix, Inc. (b)	451	107,036
Priceline.com Inc. (b)	505	255,752

		1,070,000

Internet Software & Services—1.78%
Akamai Technologies, Inc. (b)	1,947	73,986
eBay Inc. (b)	11,775	365,496
Google, Inc., Class A (b)	2,583	1,514,180
VeriSign, Inc. (b)	1,804	65,323
Yahoo! Inc. (b)	13,495	224,692

		2,243,677

Investment Banking & Brokerage—1.20%
Charles Schwab Corp. (The)	10,293	185,583
E*TRADE Financial Corp. (b)	2,317	36,215
Goldman Sachs Group, Inc. (The)	5,364	850,033
Morgan Stanley	15,930	435,207

		1,507,038

IT Consulting & Other Services—1.94%
Cognizant Technology Solutions Corp., Class A (b)	3,134	255,107
International Business Machines Corp.	12,569	2,049,627
SAIC, Inc. (b)	2,987	50,540
Teradata Corp. (b)	1,757	89,080

		2,444,354

Leisure Products—0.12%
Hasbro, Inc.	1,411	66,091
Mattel, Inc.	3,632	90,546

		156,637

Life & Health Insurance—1.11%
Aflac, Inc.	4,845	255,719
Lincoln National Corp.	3,254	97,750
MetLife, Inc.	10,874	486,394
Principal Financial Group, Inc.	3,305	106,124
Prudential Financial, Inc.	5,008	308,393
Torchmark Corp.	802	53,317
Unum Group	3,158	82,897

		1,390,594

Life Sciences Tools & Services—0.47%
Agilent Technologies, Inc. (b)	3,534	158,252
Life Technologies Corp. (b)	1,854	97,187
PerkinElmer, Inc.	1,206	31,682
Thermo Fisher Scientific, Inc. (b)	4,009	222,700
Waters Corp. (b)	940	81,686

		591,507

Managed Health Care—0.97%
Aetna Inc.	3,945	147,661
CIGNA Corp.	2,794	123,718
Coventry Health Care, Inc. (b)	1,566	49,940
Humana Inc.	1,736	121,416
UnitedHealth Group, Inc.	11,272	509,495
WellPoint Inc.	3,852	268,831

		1,221,061

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Metal & Glass Containers—0.09%
Ball Corp.	1,742	$62,451
Owens-Illinois, Inc. (b)	1,717	51,836

		114,287

Motorcycle Manufacturers—0.08%
Harley-Davidson, Inc.	2,426	103,081

Movies & Entertainment—1.55%
News Corp. -Class A	23,538	413,327
Time Warner Inc.	11,263	402,089
Viacom Inc. -Class B	6,152	286,191
Walt Disney Co. (The)	19,573	843,401

		1,945,008

Multi-Line Insurance—0.34%
American International Group, Inc. (b)	1,479	51,972
Assurant, Inc.	1,051	40,474
Genworth Financial Inc. -Class A (b)	5,048	67,946
Hartford Financial Services Group, Inc. (The)	4,565	122,935
Loews Corp.	3,239	139,569

		422,896

Multi-Sector Holdings—0.06%
Leucadia National Corp.	2,066	77,558

Multi-Utilities—1.24%
Ameren Corp.	2,444	68,603
CenterPoint Energy, Inc.	4,341	76,228
CMS Energy Corp.	2,597	51,005
Consolidated Edison, Inc.	3,008	152,566
Dominion Resources, Inc.	5,985	267,529
DTE Energy Co.	1,745	85,435
Integrys Energy Group, Inc.	813	41,065
NiSource Inc.	2,911	55,833
PG&E Corp.	4,083	180,387
Public Service Enterprise Group Inc.	5,214	164,293
SCANA Corp.	1,187	46,732
Sempra Energy	2,477	132,520
TECO Energy, Inc.	2,253	42,266
Wisconsin Energy Corp.	2,395	73,048
Xcel Energy, Inc.	4,974	118,829

		1,556,339

Office Electronics—0.12%
Xerox Corp.	14,423	153,605

Office REIT’s—0.11%
Boston Properties, Inc.	1,469	139,335

Office Services & Supplies—0.08%
Avery Dennison Corp.	1,100	46,156
Pitney Bowes Inc.	2,076	53,332

		99,488

Oil & Gas Drilling—0.32%
Diamond Offshore Drilling, Inc.	728	56,566
Helmerich & Payne, Inc.	1,095	75,216
Nabors Industries Ltd. (Bermuda)(b)	2,904	88,223
Noble Corp. (Switzerland) (b)	2,599	118,566
Rowan Cos., Inc. (b)	1,324	58,494

		397,065

Oil & Gas Equipment & Services—2.16%
Baker Hughes Inc.	4,469	328,159
Cameron International Corp. (b)	2,521	143,949
FMC Technologies, Inc. (b)	1,237	116,872
Halliburton Co.	9,413	469,144
National Oilwell Varco, Inc.	4,330	343,239
Schlumberger Ltd.	14,027	1,308,158

		2,709,521

Oil & Gas Exploration & Production—2.27%
Anadarko Petroleum Corp.	5,114	418,939
Apache Corp.	3,944	516,348
Cabot Oil & Gas Corp.	1,073	56,837
Chesapeake Energy Corp.	6,777	227,165
Denbury Resources Inc. (b)	4,132	100,821
Devon Energy Corp.	4,392	403,054
EOG Resources, Inc.	2,760	327,088
EQT Corp.	1,536	76,646
Newfield Exploration Co. (b)	1,383	105,122
Noble Energy, Inc.	1,810	174,936
Pioneer Natural Resources Co.	1,199	122,202
QEP Resources Inc.	1,816	73,621
Range Resources Corp.	1,653	96,634
Southwestern Energy Co. (b)	3,583	153,962

		2,853,375

Oil & Gas Refining & Marketing—0.22%
Sunoco, Inc.	1,265	57,671
Tesoro Corp. (b)	1,486	39,869
Valero Energy Corp.	5,863	174,835

		272,375

Oil & Gas Storage & Transportation—0.40%
El Paso Corp.	7,263	130,734
Spectra Energy Corp.	6,684	181,671
Williams Cos., Inc. (The)	6,038	188,265

		500,670

Other Diversified Financial Services—3.67%
Bank of America Corp.	104,320	1,390,586
Citigroup Inc.	299,487	1,323,732
JPMorgan Chase & Co.	41,058	1,892,774

		4,607,092

Packaged Foods & Meats—1.49%
Campbell Soup Co.	1,916	63,439
ConAgra Foods, Inc.	4,490	106,638
Dean Foods Co. (b)	1,870	18,700
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Packaged Foods & Meats—(continued)
General Mills, Inc.	6,552	$239,476
H.J. Heinz Co.	3,316	161,887
Hershey Co. (The)	1,592	86,525
Hormel Foods Corp.	1,425	39,672
J M Smucker Co. (The)	1,226	87,524
Kellogg Co.	2,595	140,078
Kraft Foods Inc. -Class A	18,025	565,264
McCormick & Co., Inc.	1,369	65,479
Mead Johnson Nutrition Co.	2,107	122,059
Sara Lee Corp.	6,414	113,335
Tyson Foods, Inc. -Class A	3,042	58,376

		1,868,452

Paper Packaging—0.06%
Bemis Co., Inc.	1,102	36,157
Sealed Air Corp.	1,603	42,736

		78,893

Paper Products—0.15%
International Paper Co.	4,531	136,745
MeadWestvaco Corp.	1,739	52,744

		189,489

Personal Products—0.19%
Avon Products, Inc.	4,428	119,733
Estee Lauder Cos. Inc. (The) -Class A	1,191	114,765

		234,498

Pharmaceuticals—5.25%
Abbott Laboratories	15,950	782,347
Allergan, Inc.	3,149	223,642
Bristol-Myers Squibb Co.	17,546	463,741
Eli Lilly and Co.	10,499	369,250
Forest Laboratories, Inc. (b)	2,947	95,188
Hospira, Inc. (b)	1,716	94,723
Johnson & Johnson	28,191	1,670,317
Merck & Co., Inc.	31,777	1,048,959
Mylan Inc. (b)	4,503	102,083
Pfizer Inc.	82,407	1,673,686
Watson Pharmaceuticals, Inc. (b)	1,295	72,533

		6,596,469

Property & Casualty Insurance—2.08%
ACE Ltd. (Switzerland)	3,457	223,668
Allstate Corp. (The)	5,459	173,487
Berkshire Hathaway Inc. -Class B (b)	17,840	1,491,959
Chubb Corp. (The)	3,041	186,444
Cincinnati Financial Corp.	1,679	55,071
Progressive Corp. (The)	6,802	143,726
Travelers Cos., Inc. (The)	4,440	264,091
XL Group PLC (Ireland)	3,164	77,835

		2,616,281

Publishing—0.15%
Gannett Co., Inc.	2,442	37,192
McGraw-Hill Cos., Inc. (The)	3,159	124,465
Washington Post Co. (The) -Class B	56	24,503

		186,160

Railroads—0.84%
CSX Corp.	3,816	299,938
Norfolk Southern Corp.	3,669	254,152
Union Pacific Corp.	5,059	497,451

		1,051,541

Real Estate Services—0.06%
CB Richard Ellis Group, Inc. -Class A (b)	3,000	80,100

Regional Banks—1.02%
BB&T Corp.	7,158	196,487
Fifth Third Bancorp	9,458	131,277
First Horizon National Corp.	2,732	30,626
Huntington Bancshares Inc.	8,897	59,076
KeyCorp	9,074	80,577
M&T Bank Corp.	1,252	110,764
Marshall & Ilsley Corp.	5,441	43,474
PNC Financial Services Group, Inc.	5,415	341,091
Regions Financial Corp.	12,963	94,111
SunTrust Banks, Inc.	5,126	147,834
Zions Bancorp.	1,865	43,007

		1,278,324

Research & Consulting Services—0.07%
Dun & Bradstreet Corp. (The)	522	41,885
Equifax Inc.	1,264	49,107

		90,992

Residential REIT’s—0.24%
Apartment Investment & Management Co. -Class A	1,194	30,411
AvalonBay Communities, Inc.	886	106,391
Equity Residential	3,029	170,866

		307,668

Restaurants—1.13%
Darden Restaurants, Inc.	1,422	69,863
McDonald’s Corp.	10,752	818,120
Starbucks Corp.	7,688	284,072
Yum! Brands, Inc.	4,817	247,497

		1,419,552

Retail REIT’s—0.32%
Kimco Realty Corp.	4,235	77,670
Simon Property Group, Inc.	3,059	327,802

		405,472

Semiconductor Equipment—0.31%
Applied Materials, Inc.	13,598	212,401
KLA-Tencor Corp.	1,722	81,571
MEMC Electronic Materials, Inc. (b)	2,415	31,298
Novellus Systems, Inc. (b)	945	35,088
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Semiconductor Equipment—(continued)
Teradyne, Inc. (b)	1,952	$34,765

		395,123

Semiconductors—2.14%
Advanced Micro Devices, Inc. (b)	5,911	50,835
Altera Corp.	3,280	144,386
Analog Devices, Inc.	3,087	121,566
Broadcom Corp., Class A (b)	4,900	192,962
First Solar, Inc. (b)	556	89,427
Intel Corp.	56,565	1,140,916
Linear Technology Corp.	2,376	79,905
LSI Corp. (b)	6,348	43,166
Microchip Technology Inc.	1,941	73,778
Micron Technology, Inc. (b)	8,839	101,295
National Semiconductor Corp.	2,451	35,147
NVIDIA Corp. (b)	5,987	110,520
Texas Instruments Inc.	12,079	417,450
Xilinx, Inc.	2,689	88,199

		2,689,552

Soft Drinks—2.23%
Coca-Cola Co. (The)	23,647	1,568,979
Coca-Cola Enterprises Inc.	3,374	92,110
Dr. Pepper Snapple Group, Inc.	2,282	84,799
PepsiCo, Inc.	16,351	1,053,168

		2,799,056

Specialized Consumer Services—0.04%
H&R Block, Inc.	3,117	52,179

Specialized Finance—0.40%
CME Group Inc.	689	207,768
IntercontinentalExchange Inc. (b)	755	93,273
Moody’s Corp.	2,056	69,719
NASDAQ OMX Group, Inc. (The) (b)	1,539	39,768
NYSE Euronext	2,673	94,009

		504,537

Specialized REIT’s—0.66%
HCP, Inc.	3,823	145,045
Health Care REIT, Inc.	1,814	95,126
Host Hotels & Resorts Inc.	7,012	123,481
Plum Creek Timber Co., Inc.	1,695	73,919
Public Storage	1,439	159,600
Ventas, Inc.	1,678	91,115
Weyerhaeuser Co.	5,506	135,448

		823,734

Specialty Chemicals—0.26%
Ecolab Inc.	2,397	122,295
International Flavors & Fragrances Inc.	826	51,460
Sherwin-Williams Co. (The)	916	76,935
Sigma-Aldrich Corp.	1,272	80,950

		331,640

Specialty Stores—0.18%
Staples, Inc.	7,414	143,980
Tiffany & Co.	1,301	79,933

		223,913

Steel—0.36%
AK Steel Holding Corp.	1,111	17,532
Allegheny Technologies, Inc.	1,034	70,022
Cliffs Natural Resources Inc.	1,395	137,101
Nucor Corp.	3,255	149,795
United States Steel Corp.	1,480	79,831

		454,281

Systems Software—2.96%
BMC Software, Inc. (b)	1,864	92,715
CA, Inc.	3,926	94,931
Microsoft Corp.	76,212	1,932,736
Novell, Inc. (b)	3,574	21,194
Oracle Corp.	40,098	1,338,070
Red Hat, Inc. (b)	2,000	90,780
Symantec Corp. (b)	7,866	145,836

		3,716,262

Thrifts & Mortgage Finance—0.08%
Hudson City Bancorp, Inc.	5,405	52,320
People’s United Financial Inc.	3,760	47,301

		99,621

Tires & Rubber—0.03%
Goodyear Tire & Rubber Co. (The) (b)	2,499	37,435

Tobacco—1.62%
Altria Group, Inc.	21,561	561,233
Lorillard, Inc.	1,499	142,420
Philip Morris International, Inc.	18,522	1,215,599
Reynolds American Inc.	3,472	123,360

		2,042,612

Trading Companies & Distributors—0.14%
Fastenal Co.	1,518	98,412
W.W. Grainger, Inc.	608	83,709

		182,121

Trucking—0.02%
Ryder System, Inc.	542	27,425

Wireless Telecommunication Services—0.32%
American Tower Corp., Class A (b)	4,088	211,840
MetroPCS Communications, Inc. (b)	2,719	44,157
Sprint Nextel Corp. (b)	30,821	143,009

		399,006

Total Common Stocks & Other Equity Interests (Cost $77,447,572)		124,441,073

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Money Market Funds—1.28%
Liquid Assets Portfolio — Institutional Class (e)	803,228	$803,228
Premier Portfolio — Institutional Class (e)	803,227	803,227

Total Money Market Funds (Cost $1,606,455)		1,606,455

TOTAL INVESTMENTS—100.28% (Cost $79,054,027)		126,047,528

OTHER ASSETS LESS LIABILITIES—(0.28)%		(357,699)

NET ASSETS—100.00%		$125,689,829

Investment Abbreviations: REIT —Rel Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. S&P 500 Index Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority
Invesco V.I. S&P 500 Index Fund

to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$126,047,528	$—	$—	$126,047,528
Futures*	34,375	—	—	34,375

Total Investments	$126,081,903	$—	$—	$126,081,903

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
Open Futures Contracts

	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

S&P 500 E-Mini	25	June 2011/Long	$1,651,250	$34,375

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $1,203,235 and $7,576,188, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$47,745,461
Aggregate unrealized (depreciation) of investment securities	(6,286,621)

Net unrealized appreciation of investment securities	$41,458,840

Cost of investments for tax purposes is $84,588,688.
Invesco V.I. S&P 500 Index Fund

Invesco V.I. Select Dimensions Funds
Invesco V.I. Select Dimensions Balanced Fund
Invesco V.I. Select Dimensions Dividend
Growth Fund
Invesco V.I. Select Dimensions Equally-Weighted
S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	MS-VISDCOMBO-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—64.09%

Air Freight & Logistics—0.33%
FedEx Corp.	1,300	$121,615

Asset Management & Custody Banks—0.69%
State Street Corp.	5,700	256,158

Automobile Manufacturers—0.53%
Ford Motor Co. (b)	6,738	100,464
General Motors Co. (b)	3,050	94,641

		195,105

Cable & Satellite—2.17%
Comcast Corp. -Class A	18,878	466,664
Time Warner Cable Inc.	4,748	338,723

		805,387

Communications Equipment—0.54%
Cisco Systems, Inc.	11,733	201,221

Computer Hardware—1.79%
Dell Inc. (b)	21,014	304,913
Hewlett-Packard Co.	8,708	356,767

		661,680

Consumer Electronics—0.66%
Sony Corp. -ADR (Japan)	7,645	243,340

Data Processing & Outsourced Services—0.76%
Western Union Co.	13,479	279,959

Diversified Banks—1.05%
U.S. Bancorp	5,708	150,863
Wells Fargo & Co.	7,556	239,525

		390,388

Diversified Chemicals—1.29%
Dow Chemical Co. (The)	6,096	230,124
PPG Industries, Inc.	2,606	248,117

		478,241

Diversified Support Services—0.37%
Cintas Corp.	4,483	135,700

Drug Retail—0.92%
Walgreen Co.	8,450	339,183

Electric Utilities—2.42%
American Electric Power Co., Inc.	13,293	467,116
Edison International	3,787	138,566
Entergy Corp.	1,921	129,111
FirstEnergy Corp.	4,399	163,159

		897,952

Food Distributors—0.65%
Sysco Corp.	8,644	239,439

Health Care Distributors—0.45%
Cardinal Health, Inc.	4,095	168,427

Health Care Equipment—0.57%
Covidien PLC (Ireland)	1,153	59,887
Medtronic, Inc.	3,804	149,687

		209,574

Health Care Facilities—0.11%
HCA Holdings, Inc. (b)	1,225	41,491

Home Improvement Retail—0.93%
Home Depot, Inc. (The)	9,340	346,140

Household Products—1.54%
Energizer Holdings, Inc. (b)	1,293	92,010
Procter & Gamble Co. (The)	7,761	478,078

		570,088

Human Resource & Employment Services—0.75%
Manpower Inc.	2,497	157,011
Robert Half International, Inc.	3,940	120,564

		277,575

Industrial Conglomerates—4.02%
General Electric Co.	49,753	997,547
Tyco International Ltd.	10,997	492,336

		1,489,883

Industrial Machinery—0.78%
Dover Corp.	379	24,915
Ingersoll-Rand PLC (Ireland)	5,492	265,319

		290,234

Insurance Brokers—1.79%
Marsh & McLennan Cos., Inc.	22,283	664,256

Integrated Oil & Gas—5.52%
ConocoPhillips	2,017	161,078
Exxon Mobil Corp.	3,415	287,304
Hess Corp.	5,160	439,683
Occidental Petroleum Corp.	6,111	638,538
Royal Dutch Shell PLC -ADR (United Kingdom)	7,124	519,055

		2,045,658

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Balanced Fund

	Shares	Value

Integrated Telecommunication Services—0.75%
Verizon Communications Inc.	7,212	$277,951

Internet Software & Services—2.06%
eBay Inc. (b)	16,084	499,247
Yahoo! Inc. (b)	15,924	265,135

		764,382

Investment Banking & Brokerage—1.94%
Charles Schwab Corp. (The)	19,742	355,948
Morgan Stanley	13,246	361,881

		717,829

IT Consulting & Other Services—0.59%
Amdocs Ltd. (b)	7,578	218,625

Life & Health Insurance—0.53%
Principal Financial Group, Inc.	6,097	195,775

Managed Health Care—1.41%
UnitedHealth Group, Inc.	11,570	522,964

Movies & Entertainment—2.65%
Time Warner Inc.	10,681	381,312
Viacom Inc. -Class B	12,937	601,829

		983,141

Office Services & Supplies—0.41%
Avery Dennison Corp.	3,631	152,357

Oil & Gas Equipment & Services—1.74%
Baker Hughes Inc.	1,376	101,040
Cameron International Corp. (b)	2,066	117,969
Schlumberger Ltd.	4,552	424,519

		643,528

Oil & Gas Exploration & Production—2.76%
Anadarko Petroleum Corp.	7,213	590,889
Devon Energy Corp.	3,169	290,819
Noble Energy, Inc.	1,474	142,462

		1,024,170

Oil & Gas Storage & Transportation—0.38%
Williams Cos., Inc. (The)	4,496	140,185

Other Diversified Financial Services—5.30%
Bank of America Corp.	33,702	449,248
Citigroup Inc.	76,482	338,050
JPMorgan Chase & Co.	25,470	1,174,167

		1,961,465

Packaged Foods & Meats—1.61%
Kraft Foods Inc. -Class A	9,992	313,349
Unilever N.V. -New York Shares (Netherlands)	9,030	283,181

		596,530

Personal Products—1.02%
Avon Products, Inc.	14,025	379,236

Pharmaceuticals—3.73%
Abbott Laboratories	3,221	157,990
Bristol-Myers Squibb Co.	13,232	349,722
Merck & Co., Inc.	5,667	187,068
Pfizer Inc.	27,965	567,969
Roche Holding AG -ADR (Switzerland)	3,284	117,741

		1,380,490

Property & Casualty Insurance—0.47%
Chubb Corp. (The)	2,830	173,507

Regional Banks—2.30%
BB&T Corp.	5,335	146,446
Fifth Third Bancorp	9,578	132,943
PNC Financial Services Group, Inc.	6,973	439,229
Regions Financial Corp.	18,188	132,045

		850,663

Semiconductors—0.57%
Intel Corp.	10,442	210,615

Soft Drinks—0.77%
Coca-Cola Co. (The)	2,542	168,662
Coca-Cola Enterprises Inc.	4,291	117,144

		285,806

Specialty Chemicals—0.36%
LyondellBasell Industries N.V. -Class A (Netherlands)(b)	3,335	131,899

Systems Software—0.98%
Microsoft Corp.	14,314	363,003

Wireless Telecommunication Services—1.13%
Vodafone Group PLC -ADR (United Kingdom)	14,582	419,233

Total Common Stocks & Other Equity Interests (Cost $21,390,699)		23,742,048

		Principal
		Amount	Value

U.S. Treasury Securities—17.99%

U.S. Treasury Bills—0.04%
0.17%(c)(d)	04/28/11	$15	14,998

U.S. Treasury Notes—16.37%
0.88%	02/29/12	500	502,598
1.00%	04/30/12	400	402,781
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Balanced Fund

		Principal
		Amount	Value

U.S. Treasury Notes—(continued)
1.38%	09/15/12	$1,700	$1,720,851
1.50%	12/31/13	500	504,687
2.63%	07/31/14	100	103,891
2.38%	10/31/14	1,620	1,665,309
2.13%	11/30/14	550	560,055
2.50%	03/31/15	275	282,906
3.63%	08/15/19	265	274,027
3.63%	02/15/20	46	47,251

			6,064,356

U.S. Treasury Bonds—1.58%
4.25%	05/15/39	555	532,367
4.63%	02/15/40	50	50,984

			583,351

Total U.S. Treasury Securities (Cost $6,590,667)			6,662,705

Bonds & Notes—13.93%

Aerospace & Defense—0.04%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15		15,000	14,342

Agricultural Products—0.07%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37		25,000	26,091

Airlines—0.12%
Continental Airlines, Inc.-Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21		25,000	24,422
Delta Air Lines, Inc.-Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18		19,766	20,618

			45,040

Automobile Manufacturers—0.06%
Daimler Finance North America LLC, Unsec. Gtd. Unsub. Global Notes, 7.30%, 01/15/12		20,000	21,010

Automotive Retail—0.30%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20		50,000	52,437
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14		35,000	39,194
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21		20,000	19,804

			111,435

Brewers—0.26%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes,
7.20%, 01/15/14		25,000	28,431
3.63%, 04/15/15		35,000	36,313
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(e)		30,000	31,742

			96,486

Cable & Satellite—0.44%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18		45,000	49,218
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16		40,000	44,250
Time Warner Cable Inc.,
Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19		15,000	18,786
Sr. Unsec. Gtd. Notes, 8.25%, 04/01/19		10,000	12,230
5.88%, 11/15/40		40,000	37,573

			162,057

Communications Equipment—0.03%
Juniper Networks, Inc., Sr. Unsec. Notes, 4.60%, 03/15/21		10,000	9,965

Computer & Electronics Retail—0.09%
Best Buy Co. Inc., Sr. Unsec. Notes, 5.50%, 03/15/21		35,000	34,418

Construction Materials—0.04%
Holcim U.S. Finance Sarl & Cie SCS (Luxembourg), Unsec. Gtd. Unsub. Notes, 6.00%, 12/30/19(e)		15,000	15,739

Consumer Finance—0.26%
American Express Credit Corp.-Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13		35,000	39,191
Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17		50,000	57,528

			96,719

Department Stores—0.28%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12		100,000	102,750

Diversified Banks—1.44%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 3.88%, 11/10/14(e)		100,000	99,457
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12		50,000	51,216
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13		35,000	35,736

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19		25,000	28,323

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Balanced Fund

	Principal
	Amount	Value

Diversified Banks—(continued)
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 5.00%, 10/15/19(e)	$35,000	$35,934
Credit Suisse AG (Switzerland),
Sub. Medium-Term Loan Global Notes, 5.40%, 01/14/20	10,000	10,141
Unsec. Sub. Global Notes, 6.00%, 02/15/18	5,000	5,318
HSBC Finance Corp., Sr. Unsec. Global Notes,
6.75%, 05/15/11	45,000	45,305
7.00%, 05/15/12	25,000	26,609
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	50,000	51,443
U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	50,000	50,765
Wells Fargo & Co., Sr. Unsec. Notes, 5.63%, 12/11/17	50,000	54,507
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	40,000	40,428

		535,182

Diversified Capital Markets—0.07%
UBS AG (Switzerland), Sr. Unsec. Medium-Tem Loan Global Notes, 5.88%, 12/20/17	25,000	27,242

Diversified Metals & Mining—0.24%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	30,000	33,066
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	30,000	39,451
Southern Copper Corp., Sr. Unsec. Global Notes,
5.38%, 04/16/20	5,000	5,136
6.75%, 04/16/40	10,000	10,192

		87,845

Diversified Real Estate Activities—0.03%
Brookfield Asset Management, Inc. (Canada), Sr. Unsec. Notes, 7.13%, 06/15/12	10,000	10,520

Diversified REIT’s—0.26%
Dexus Diversified/Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(e)	95,000	94,628

Drug Retail—0.11%
CVS Caremark Corp., Sec. Global Pass-Through Ctfs., 6.04%, 12/10/28	40,220	42,184

Electric Utilities—0.69%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(e)	25,000	25,436
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(e)	100,000	100,986
Iberdola Finance Ireland Ltd. (Ireland), Unsec. Gtd. Unsub. Gtd. Notes, 3.80%, 09/11/14(e)	75,000	76,238
Ohio Power Co.,-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	50,000	53,205

		255,865

Electronic Components—0.02%
Corning, Inc., Sr. Unsec. Notes, 7.25%, 08/15/36	5,000	5,744

Environmental & Facilities Services—0.10%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	35,000	37,728

Food Retail—0.36%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	15,000	16,332
Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	55,000	52,262
Wrigley (Wm.) Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11(e)(f)	65,000	65,044

		133,638

General Merchandise Stores—0.09%
Family Dollar Stores Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	35,000	34,407

Health Care Equipment—0.20%
Boston Scientific Corp., Sr. Unsec. Notes, 5.45%, 06/15/14	40,000	42,694
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	30,000	31,059

		73,753

Health Care Services—0.29%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	85,000	89,073
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	20,000	19,761

		108,834

Home Improvement Retail—0.07%
Home Depot, Inc., Sr. Unsec. Global Notes, 5.88%, 12/16/36	25,000	24,942

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Balanced Fund

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines—0.13%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	$50,000	$49,562

Hypermarkets & Super Centers—0.02%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	5,000	5,671

Industrial Conglomerates—1.50%
General Electric Capital Corp.,
Sr. Unsec. Gtd. Medium-Term Global Notes, 2.20%, 06/08/12	80,000	81,662
Sr. Unsec. Medium-Term Global Notes, 5.63%, 05/01/18	35,000	38,018
5.88%, 01/14/38	15,000	14,786
Series G, Sr. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	300,000	309,587
General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	45,000	49,058
Koninklije (Royal) Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	25,000	27,998
NBC Universal Media LLC, Sr. Unsec. Notes,
2.10%, 04/01/14(e)	20,000	19,925
5.95%, 04/01/41(e)	15,000	14,666

		555,700

Integrated Oil & Gas—0.08%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	25,000	23,907
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	5,000	5,130

		29,037

Integrated Telecommunication Services—0.50%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	1,000	1,256
AT&T, Inc.,
Sr. Unsec. Global Notes, 6.15%, 09/15/34	15,000	15,114
Sr. Unsec. Notes, 5.35%, 09/01/40(e)	4,000	3,593
Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	15,000	19,655
NBC Universal Media LLC, Sr. Unsec. Notes, 5.15%, 04/30/20(e)	15,000	15,492
Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes,
7.00%, 06/04/18	35,000	38,045
7.18%, 06/18/19	20,000	21,901
Verizon Communications Inc.,
Sr. Unsec. Global Notes, 3.00%, 04/01/16	15,000	14,935
Sr. Unsec. Global Notes, 6.35%, 04/01/19	25,000	28,545
8.95%, 03/01/39	20,000	27,495

		186,031

Internet Retail—0.12%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	45,000	45,642

Investment Banking & Brokerage—0.57%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	45,000	45,467
Goldman Sachs Group Inc. (The),
Sr. Unsec. Global Notes, 6.15%, 04/01/18	100,000	108,360
Unsec. Sub. Global Notes, 6.75%, 10/01/37	20,000	20,050
Jefferies Group, Inc., Sr. Unsec. Notes, 6.88%, 04/15/21	35,000	37,382

		211,259

Life & Health Insurance—0.32%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	25,000	25,977
Pacific LifeCorp., Sr. Notes, 6.00%, 02/10/20(e)	40,000	42,363
Prudential Financial Inc.-Series D,
Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	5,000	5,871
Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15(c)	25,000	26,646
6.63%, 12/01/37	15,000	16,334

		117,191

Managed Health Care—0.24%
Aetna, Inc., Sr. Unsec. Notes, 3.95%, 09/01/20	55,000	53,308
WellPoint, Inc., Sr. Unsec. Notes, 4.35%, 08/15/20	35,000	34,966

		88,274

Movies & Entertainment—0.03%
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	10,000	11,167

Multi-Line Insurance—0.08%
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	30,000	30,921

Multi-Utilities—0.03%
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	10,000	11,462

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Balanced Fund

	Principal
	Amount	Value

Office REIT’s—0.08%
Digital Realty Trust LP, Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	$30,000	$30,822

Oil & Gas Exploration & Production—0.10%
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	35,000	35,610

Oil & Gas Storage & Transportation—0.18%
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	15,000	15,544
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	25,000	28,144
Texas Eastern Transmission LP, Sr. Unsec. Notes, 7.00%, 07/15/32	20,000	23,334

		67,022

Other Diversified Financial Services—2.10%
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	110,000	116,347
Bear Stearns Cos. LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	55,000	64,015
Citigroup Funding Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	360,000	369,054
Citigroup Inc., Sr. Unsec. Global Notes,
6.13%, 11/21/17	35,000	38,228
8.50%, 05/22/19	40,000	49,225
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(e)	30,000	30,523
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes, 4.40%, 07/22/20	40,000	38,721
Sr. Unsec. Notes, 6.00%, 01/15/18	25,000	27,465
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	40,000	44,633

		778,211

Packaged Foods & Meats—0.19%
Kraft Foods Inc.,
Sr. Unsec. Global Notes, 5.38%, 02/10/20	15,000	15,859
7.00%, 08/11/37	30,000	33,877
Sr. Unsec. Notes, 6.88%, 01/26/39	20,000	22,247

		71,983

Property & Casualty Insurance—0.04%
Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	15,000	14,287

Railroads—0.16%
CSX Corp.,
Sr. Unsec. Global Notes, 6.15%, 05/01/37	5,000	5,314
Sr. Unsec. Notes, 5.50%, 04/15/41	50,000	48,470
Union Pacific Corp., Sr. Unsec. Notes, 6.13%, 02/15/20	5,000	5,745

		59,529

Regional Banks—0.15%
PNC Funding Corp.,
Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	30,000	31,622
Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	20,000	23,265

		54,887

Restaurants—0.09%
Yum! Brands, Inc.,
Sr. Unsec. Global Bonds, 6.25%, 03/15/18	10,000	11,257
Sr. Unsec. Notes, 5.30%, 09/15/19	20,000	21,274

		32,531

Retail REIT’s—0.08%
WEA Finance LLC, Sr. Gtd. Notes, 7.13%, 04/15/18(e)	25,000	28,976

Sovereign Debt—0.43%
Brazilian Government (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	100,000	112,600
Republic of Italy (Italy), Sr. Unsec. Global Notes, 6.88%, 09/27/23	30,000	34,025
Republic of Peru (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	10,000	11,813

		158,438

Specialized REIT’s—0.11%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	40,000	39,375

Steel—0.40%
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds, 9.85%, 06/01/19	36,000	45,740
Sr. Unsec. Global Notes, 3.75%, 08/05/15	50,000	50,459
5.50%, 03/01/21	5,000	4,936
6.75%, 03/01/41	5,000	4,893
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes,
5.63%, 09/15/19	25,000	26,280

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Balanced Fund

	Principal
	Amount	Value

Steel—(continued)
6.88%, 11/10/39	$15,000	$16,089

		148,397

Trucking—0.05%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	20,000	20,161

Wireless Telecommunication Services—0.19%
American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15	15,000	15,597
Sr. Unsec. Notes, 4.50%, 01/15/18	25,000	24,551
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(e)	30,000	30,112
		70,260

Total Bonds & Notes (Cost $4,995,770)		5,160,970

U.S. Government Sponsored Agency Securities—1.65%

Federal Home Loan Mortgage Corp. (FHLMC)—1.12%
Federal Home Loan Mortgage Corp.,
Sr. Unsec. Global Bonds, 6.75%, 03/15/31	100,000	127,939
Sr. Unsec. Global Notes, 3.00%, 07/28/14	120,000	125,674
5.50%, 08/23/17	140,000	161,013

		414,626

Federal National Mortgage Association (FNMA)—0.53%
Federal National Mortgage Association, Sr. Unsec. Global Notes, 4.38%, 10/15/15	180,000	196,703

Total U.S. Government Sponsored Agency Securities (Cost $587,834)		611,329

Municipal Obligation—0.09%
Texas (State of) Transportation Commission Series 2010 B Taxable First Tier Build America RB 5.03% 04/01/26 (Cost $35,000)	35,000	34,630

	Shares

Money Market Funds—2.39%
Liquid Assets Portfolio — Institutional Class (g)	443,329	443,329
Premier Portfolio — Institutional Class (g)	443,329	443,329

Total Money Market Funds (Cost $886,658)		886,658

TOTAL INVESTMENTS—100.14% (Cost $34,486,628)		37,098,340

OTHER ASSETS LESS LIABILITIES—(0.14)%		(52,102)

NET ASSETS—100.00%		$37,046,238

Investment Abbreviations:
ADR      — American Depositary Receipt
Ctfs.       — Certificates
FHLMC — Federal Home Loan Mortgage Corp.
FNMA   — Federal National Mortgage Association
Gtd.       — Guaranteed
Jr.          — Junior
RB         — Revenue Bonds
REIT     — Real Estate Investment Trust
Sec.        — Secured
Sr.          — Senior
Sub.        — Subordinated
Unsec.    — Unsecured
Unsub.    — Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Value of these securities at March 31, 2011 represented 1.97% of the Fund’s Net Assets.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Balanced Fund

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.14%

Aerospace & Defense—4.04%
General Dynamics Corp.	26,383	$2,019,883
Raytheon Co.	31,289	1,591,671

		3,611,554

Apparel Retail—0.45%
TJX Cos., Inc. (The)	8,001	397,890

Asset Management & Custody Banks—2.91%
Federated Investors, Inc. -Class B	58,540	1,565,945
State Street Corp.	23,035	1,035,193

		2,601,138

Auto Parts & Equipment—1.95%
Johnson Controls, Inc.	41,860	1,740,120

Brewers—3.12%
Foster’s Group Ltd. (Australia)	145,224	859,216
Heineken N.V. (Netherlands)	35,373	1,932,777

		2,791,993

Building Products—1.99%
Masco Corp.	127,904	1,780,424

Casinos & Gaming—1.36%
International Game Technology	74,704	1,212,446

Construction & Farm Machinery & Heavy Trucks—0.57%
Caterpillar Inc.	4,608	513,101

Consumer Finance—2.43%
Capital One Financial Corp.	41,767	2,170,213

Data Processing & Outsourced Services—2.38%
Automatic Data Processing, Inc.	41,529	2,130,853

Department Stores—0.33%
Nordstrom, Inc.	6,595	295,984

Distributors—0.74%
Genuine Parts Co.	12,310	660,308

Diversified Banks—2.30%
Societe Generale (France)	21,065	1,368,768
U.S. Bancorp	26,080	689,295

		2,058,063

Diversified Chemicals—1.30%
E. I. du Pont de Nemours and Co.	21,077	1,158,603

Drug Retail—1.52%
Walgreen Co.	33,883	1,360,064

Electric Utilities—4.59%
American Electric Power Co., Inc.	50,269	1,766,453
Entergy Corp.	12,078	811,762
Exelon Corp.	26,023	1,073,188
PPL Corp.	18,016	455,805

		4,107,208

Electrical Components & Equipment—1.30%
Emerson Electric Co.	19,973	1,167,022

Food Distributors—1.62%
Sysco Corp.	52,288	1,448,378

Gas Utilities—0.86%
AGL Resources Inc.	19,254	767,079

General Merchandise Stores—1.27%
Target Corp.	22,702	1,135,327

Health Care Equipment—2.28%
Medtronic, Inc.	9,310	366,349
Stryker Corp.	27,450	1,668,960

		2,035,309

Hotels, Resorts & Cruise Lines—1.48%
Accor S.A. (France)	17,188	772,293
Marriott International Inc. -Class A	15,438	549,284

		1,321,577

Household Products—4.36%
Kimberly-Clark Corp.	36,936	2,410,813
Procter & Gamble Co. (The)	24,144	1,487,270

		3,898,083

Industrial Machinery—5.15%
Eaton Corp.	4,092	226,861
Illinois Tool Works, Inc.	11,395	612,139
Pentair, Inc.	49,917	1,886,363
Snap-On, Inc.	31,313	1,880,659

		4,606,022

Insurance Brokers—0.60%
Marsh & McLennan Cos., Inc.	18,061	538,398

Integrated Oil & Gas—3.84%
Eni S.p.A. (Italy)	53,553	1,315,260
Exxon Mobil Corp.	13,095	1,101,682
Total S.A. (France)	16,691	1,016,074

		3,433,016

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Dividend Growth Fund

	Shares	Value

Integrated Telecommunication Services—0.98%
AT&T Inc.	28,665	$877,149

Investment Banking & Brokerage—1.56%
Charles Schwab Corp. (The)	77,416	1,395,810

IT Consulting & Other Services—0.35%
International Business Machines Corp.	1,928	314,399

Life & Health Insurance—1.79%
Lincoln National Corp.	31,567	948,273
StanCorp Financial Group, Inc.	14,186	654,258

		1,602,531

Motorcycle Manufacturers—1.04%
Harley-Davidson, Inc.	21,985	934,143

Movies & Entertainment—1.59%
Time Warner Inc.	39,880	1,423,716

Multi-Utilities—1.35%
Dominion Resources, Inc.	27,095	1,211,147

Oil & Gas Equipment & Services—1.03%
Baker Hughes Inc.	12,526	919,784

Oil & Gas Storage & Transportation—0.59%
Southern Union Co.	18,581	531,788

Packaged Foods & Meats—6.13%
Campbell Soup Co.	30,056	995,154
General Mills, Inc.	49,734	1,817,778
Kraft Foods Inc. -Class A	51,809	1,624,730
Mead Johnson Nutrition Co.	17,999	1,042,682

		5,480,344

Paper Products—2.14%
International Paper Co.	63,470	1,915,525

Pharmaceuticals—5.28%
Bristol-Myers Squibb Co.	42,745	1,129,751
Eli Lilly and Co.	31,418	1,104,971
Johnson & Johnson	27,505	1,629,671
Novartis AG (Switzerland)	10,753	583,249
Pfizer Inc.	13,585	275,911

		4,723,553

Property & Casualty Insurance—0.86%
Travelers Cos., Inc. (The)	12,947	770,088

Regional Banks—6.08%
Fifth Third Bancorp	112,794	1,565,581
SunTrust Banks, Inc.	80,236	2,314,006
Zions Bancorp.	67,472	1,555,904

		5,435,491

Restaurants—1.52%
Brinker International, Inc.	53,871	1,362,936

Semiconductors—1.69%
Linear Technology Corp.	13,284	446,741
Texas Instruments Inc.	30,824	1,065,277

		1,512,018

Soft Drinks—1.56%
Coca-Cola Co. (The)	21,069	1,397,928

Specialized Consumer Services—0.84%
H&R Block, Inc.	44,780	749,617

Specialty Chemicals—0.54%
Ecolab Inc.	9,439	481,578

Systems Software—0.96%
Microsoft Corp.	33,956	861,124

Thrifts & Mortgage Finance—1.37%
Hudson City Bancorp, Inc.	126,859	1,227,995

Tobacco—3.15%
Altria Group, Inc.	57,949	1,508,413
Philip Morris International, Inc.	19,926	1,307,743
		2,816,156

Total Common Stocks (Cost $76,012,196)		86,884,993

Money Market Funds—3.20%
Liquid Assets Portfolio — Institutional Class (b)	1,431,454	1,431,454
Premier Portfolio — Institutional Class (b)	1,431,455	1,431,455

Total Money Market Funds (Cost $2,862,909)		2,862,909

TOTAL INVESTMENTS—100.34% (Cost $78,875,105)		89,747,902

OTHER ASSETS LESS LIABILITIES—(0.34)%		(307,916)

NET ASSETS—100.00%		$89,439,986

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Dividend Growth Fund

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.15%

Advertising—0.39%
Interpublic Group of Cos., Inc. (The)	15,826	$198,933
Omnicom Group, Inc.	3,976	195,062

		393,995

Aerospace & Defense—2.55%
Boeing Co. (The)	2,729	201,755
General Dynamics Corp.	2,535	194,080
Goodrich Corp.	2,257	193,041
Honeywell International, Inc.	3,377	201,641
ITT Corp.	3,330	199,966
L-3 Communications Holdings, Inc.	2,401	188,022
Lockheed Martin Corp.	2,342	188,297
Northrop Grumman Corp.	3,104	194,652
Precision Castparts Corp.	1,344	197,810
Raytheon Co.	3,793	192,950
Rockwell Collins, Inc.	3,004	194,749
Textron Inc.	7,397	202,604
United Technologies Corp.	2,353	199,181

		2,548,748

Agricultural Products—0.19%
Archer-Daniels-Midland Co. (b)	5,395	194,274

Air Freight & Logistics—0.78%
C.H. Robinson Worldwide, Inc.	2,595	192,367
Expeditors International of Washington, Inc.	3,946	197,852
FedEx Corp.	2,112	197,578
United Parcel Service, Inc. -Class B	2,634	195,759

		783,556

Airlines—0.20%
Southwest Airlines Co.	15,462	195,285

Aluminum—0.21%
Alcoa Inc.	11,710	206,682

Apparel Retail—1.17%
Abercrombie & Fitch Co. -Class A	3,562	209,089
Gap, Inc. (The)	8,625	195,443
Limited Brands, Inc.	6,188	203,461
Ross Stores, Inc.	2,709	192,664
TJX Cos., Inc. (The)	3,855	191,709
Urban Outfitters, Inc. (c)	6,036	180,054

		1,172,420

Apparel, Accessories & Luxury Goods—0.60%
Coach, Inc.	3,785	196,971
Polo Ralph Lauren Corp.	1,608	198,829
VF Corp.	2,028	199,819

		595,619

Application Software—1.23%
Adobe Systems Inc. (c)	5,896	195,511
Autodesk, Inc. (c)	4,786	211,111
Citrix Systems, Inc. (c)	2,830	207,892
Compuware Corp. (c)	17,188	198,521
Intuit Inc. (c)	3,778	200,612
Salesforce.com, Inc. (c)	1,572	209,988

		1,223,635

Asset Management & Custody Banks—1.96%
Ameriprise Financial, Inc.	3,080	188,126
Bank of New York Mellon Corp. (The)	6,532	195,111
Federated Investors, Inc. -Class B	7,334	196,184
Franklin Resources, Inc.	1,619	202,504
Invesco Ltd. (d)	7,591	194,026
Janus Capital Group Inc.	15,880	198,024
Legg Mason, Inc.	5,631	203,223
Northern Trust Corp.	3,777	191,683
State Street Corp.	4,239	190,501
T. Rowe Price Group Inc.	3,030	201,253

		1,960,635

Auto Parts & Equipment—0.20%
Johnson Controls, Inc.	4,776	198,538

Automobile Manufacturers—0.19%
Ford Motor Co. (c)	13,019	194,113

Automotive Retail—0.78%
AutoNation, Inc. (c)	5,666	200,406
AutoZone, Inc. (c)	716	195,869
CarMax, Inc. (c)	5,695	182,810
O’Reilly Automotive, Inc. (c)	3,400	195,364

		774,449

Biotechnology—1.24%
Amgen Inc. (c)	3,563	190,442
Biogen Idec Inc. (c)	2,712	199,034
Celgene Corp. (c)	3,560	204,807
Cephalon Inc. (c)	3,373	255,606
Genzyme Corp. (c)	2,495	189,994
Gilead Sciences, Inc. (c)	4,695	199,256

		1,239,139

Brewers—0.20%
Molson Coors Brewing Co. -Class B	4,351	204,018

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Broadcasting—0.59%
CBS Corp. -Class B	8,121	$203,350
Discovery Communications, Inc. -Class A (c)	4,806	191,759
Scripps Networks Interactive Inc. -Class A	3,867	193,698

		588,807

Building Products—0.19%
Masco Corp.	13,523	188,240

Cable & Satellite—0.78%
Cablevision Systems Corp. -Class A	5,394	186,686
Comcast Corp. -Class A	7,906	195,436
DIRECTV, Class A (c)	4,197	196,420
Time Warner Cable Inc.	2,778	198,183

		776,725

Casinos & Gaming—0.40%
International Game Technology	11,849	192,309
Wynn Resorts Ltd.	1,619	206,018

		398,327

Coal & Consumable Fuels—0.59%
CONSOL Energy Inc.	3,497	187,544
Massey Energy Co.	3,035	207,473
Peabody Energy Corp.	2,686	193,284

		588,301

Commercial Printing—0.20%
R. R. Donnelley & Sons Co.	10,639	201,290

Communications Equipment—1.77%
Cisco Systems, Inc.	11,006	188,753
F5 Networks, Inc. (c)	1,946	199,601
Harris Corp.	4,037	200,235
JDS Uniphase Corp. (c)	9,965	207,671
Juniper Networks, Inc. (c)	4,682	197,019
Motorola Mobility Holdings Inc. (c)	7,180	175,192
Motorola Solutions, Inc. (c)	4,524	202,177
QUALCOMM, Inc.	3,648	200,020
Tellabs, Inc.	37,807	198,109

		1,768,777

Computer & Electronics Retail—0.58%
Best Buy Co., Inc.	5,982	171,803
GameStop Corp. -Class A (c)	9,000	202,680
RadioShack Corp.	13,379	200,819

		575,302

Computer Hardware—0.57%
Apple, Inc. (c)	570	198,616
Dell Inc. (c)	13,001	188,645
Hewlett-Packard Co.	4,559	186,782

		574,043

Computer Storage & Peripherals—0.98%
EMC Corp. (c)	7,360	195,408
Lexmark International, Inc. -Class A (c)	5,244	194,238
NetApp, Inc. (c)	3,853	185,638
SanDisk Corp. (c)	4,345	200,261
Western Digital Corp. (c)	5,566	207,556

		983,101

Construction & Engineering—0.59%
Fluor Corp.	2,721	200,429
Jacobs Engineering Group, Inc. (c)	3,855	198,262
Quanta Services, Inc. (c)	8,709	195,343

		594,034

Construction & Farm Machinery & Heavy Trucks—1.02%
Caterpillar Inc.	1,795	199,873
Cummins, Inc.	1,887	206,853
Deere & Co.	2,093	202,791
Joy Global Inc.	2,051	202,659
PACCAR Inc.	3,872	202,699

		1,014,875

Construction Materials—0.20%
Vulcan Materials Co.	4,375	199,500

Consumer Electronics—0.19%
Harman International Industries, Inc.	4,039	189,106

Consumer Finance—0.79%
American Express Co.	4,258	192,462
Capital One Financial Corp.	3,695	191,992
Discover Financial Services	8,574	206,805
SLM Corp.	12,798	195,809

		787,068

Data Processing & Outsourced Services—1.74%
Automatic Data Processing, Inc.	3,825	196,261
Computer Sciences Corp.	3,970	193,458
Fidelity National Information Services, Inc.	6,104	199,540
Fiserv, Inc. (c)	3,143	197,129
MasterCard, Inc. -Class A	780	196,341
Paychex, Inc.	5,969	187,188
Total System Services, Inc.	10,615	191,282
Visa, Inc., Class A	2,640	194,357
Western Union Co.	8,944	185,767

		1,741,323

Department Stores—0.97%
JC Penney Co., Inc.	5,208	187,019
Kohl’s Corp.	3,574	189,565
Macy’s, Inc.	8,205	199,054
Nordstrom, Inc.	4,558	204,563
Sears Holdings Corp. (c)	2,305	190,508

		970,709

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Distillers & Vintners—0.40%
Brown-Forman Corp., Class B	2,836	$193,699
Constellation Brands, Inc. -Class A (c)	10,269	208,255

		401,954

Distributors—0.20%
Genuine Parts Co.	3,629	194,660

Diversified Banks—0.56%
Comerica Inc.	4,992	183,306
U.S. Bancorp	7,078	187,072
Wells Fargo & Co.	5,926	187,854

		558,232

Diversified Chemicals—1.01%
Dow Chemical Co. (The)	5,249	198,150
E. I. du Pont de Nemours and Co.	3,559	195,638
Eastman Chemical Co.	2,011	199,733
FMC Corp.	2,452	208,248
PPG Industries, Inc.	2,156	205,273

		1,007,042

Diversified Metals & Mining—0.40%
Freeport-McMoRan Copper & Gold Inc.	3,643	202,369
Titanium Metals Corp. (c)	10,854	201,667

		404,036

Diversified REIT’s—0.19%
Vornado Realty Trust	2,194	191,975

Diversified Support Services—0.41%
Cintas Corp.	6,785	205,382
Iron Mountain Inc.	6,575	205,337

		410,719

Drug Retail—0.38%
CVS Caremark Corp.	5,612	192,604
Walgreen Co.	4,606	184,885

		377,489

Education Services—0.40%
Apollo Group, Inc. -Class A (c)	4,674	194,952
DeVry, Inc.	3,684	202,878

		397,830

Electric Utilities—2.53%
American Electric Power Co., Inc.	5,579	196,046
Duke Energy Corp.	10,700	194,205
Edison International	5,282	193,269
Entergy Corp.	2,873	193,094
Exelon Corp.	4,709	194,199
FirstEnergy Corp.	5,165	191,570
NextEra Energy, Inc.	3,575	197,054
Northeast Utilities	5,602	193,829
Pepco Holdings, Inc.	10,439	194,687
Pinnacle West Capital Corp.	4,549	194,652
PPL Corp.	7,671	194,076
Progress Energy, Inc.	4,255	196,326
Southern Co.	5,098	194,285

		2,527,292

Electrical Components & Equipment—0.59%
Emerson Electric Co.	3,301	192,877
Rockwell Automation, Inc.	2,143	202,835
Roper Industries, Inc.	2,241	193,757

		589,469

Electronic Components—0.37%
Amphenol Corp. -Class A	3,420	186,014
Corning Inc.	9,091	187,547

		373,561

Electronic Equipment & Instruments—0.20%
FLIR Systems, Inc.	5,896	204,061

Electronic Manufacturing Services—0.40%
Jabil Circuit, Inc.	10,147	207,303
Molex Inc.	7,750	194,680

		401,983

Environmental & Facilities Services—0.58%
Republic Services, Inc.	6,445	193,608
Stericycle, Inc. (c)	2,213	196,227
Waste Management, Inc.	5,165	192,861

		582,696

Fertilizers & Agricultural Chemicals—0.40%
CF Industries Holdings, Inc.	1,479	202,312
Monsanto Co.	2,780	200,883

		403,195

Food Distributors—0.19%
Sysco Corp.	6,810	188,637

Food Retail—0.80%
Kroger Co. (The)	7,906	189,507
Safeway, Inc.	8,410	197,971
SUPERVALU Inc.	23,204	207,212
Whole Foods Market, Inc.	3,120	205,608

		800,298

Footwear—0.18%
NIKE, Inc. -Class B	2,430	183,951

Gas Utilities—0.39%
Nicor Inc.	3,572	191,816
ONEOK, Inc.	2,945	196,962

		388,778

General Merchandise Stores—0.58%
Big Lots, Inc. (c)	4,584	199,083
Family Dollar Stores, Inc.	3,680	188,857
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

General Merchandise Stores—(continued)
Target Corp.	3,773	$188,688

		576,628

Gold—0.20%
Newmont Mining Corp.	3,706	202,273

Health Care Distributors—0.78%
AmerisourceBergen Corp.	5,057	200,055
Cardinal Health, Inc.	4,659	191,625
McKesson Corp.	2,420	191,301
Patterson Cos. Inc.	5,975	192,335

		775,316

Health Care Equipment—2.52%
Baxter International, Inc.	3,643	195,884
Becton, Dickinson and Co.	2,452	195,228
Boston Scientific Corp. (c)	26,201	188,385
C.R. Bard, Inc.	1,980	196,634
CareFusion Corp. (c)	6,973	196,639
Covidien PLC (Ireland)(c)	3,653	189,737
Edwards Lifesciences Corp. (c)	2,146	186,702
Intuitive Surgical, Inc. (c)	594	198,075
Medtronic, Inc.	5,029	197,891
St. Jude Medical, Inc.	3,902	200,016
Stryker Corp.	3,065	186,352
Varian Medical Systems, Inc. (c)	2,867	193,924
Zimmer Holdings, Inc. (c)	3,128	189,338

		2,514,805

Health Care Facilities—0.20%
Tenet Healthcare Corp. (c)	26,912	200,494

Health Care Services—1.01%
DaVita, Inc. (c)	2,364	202,146
Express Scripts, Inc. (c)	3,620	201,308
Laboratory Corp. of America Holdings (c)	2,168	199,738
Medco Health Solutions, Inc. (c)	3,546	199,143
Quest Diagnostics Inc. (c)	3,510	202,597

		1,004,932

Health Care Supplies—0.20%
DENTSPLY International Inc.	5,357	198,155

Health Care Technology—0.20%
Cerner Corp. (c)	1,829	203,385

Home Entertainment Software—0.20%
Electronic Arts Inc. (c)	10,147	198,171

Home Furnishings—0.20%
Leggett & Platt, Inc.	8,256	202,272

Home Improvement Retail—0.39%
Home Depot, Inc. (The)	5,240	194,194
Lowe’s Cos., Inc.	7,200	190,296

		384,490

Homebuilding—0.56%
D.R. Horton, Inc.	15,853	184,688
Lennar Corp. -Class A	9,591	173,789
Pulte Group Inc. (c)	26,496	196,070

		554,547

Homefurnishing Retail—0.20%
Bed Bath & Beyond Inc. (c)	4,123	199,017

Hotels, Resorts & Cruise Lines—0.75%
Carnival Corp.	4,758	182,517
Marriott International Inc. -Class A	4,968	176,761
Starwood Hotels & Resorts Worldwide, Inc.	3,263	189,646
Wyndham Worldwide Corp.	6,194	197,031

		745,955

Household Appliances—0.40%
Stanley Black & Decker Inc.	2,532	193,951
Whirlpool Corp.	2,354	200,938

		394,889

Household Products—0.77%
Clorox Co. (The)	2,740	191,992
Colgate-Palmolive Co.	2,451	197,943
Kimberly-Clark Corp.	2,933	191,437
Procter & Gamble Co. (The)	3,112	191,699

		773,071

Housewares & Specialties—0.39%
Fortune Brands, Inc.	3,138	194,211
Newell Rubbermaid, Inc.	9,997	191,242

		385,453

Human Resource & Employment Services—0.39%
Monster Worldwide, Inc. (c)	12,443	197,844
Robert Half International, Inc.	6,345	194,157

		392,001

Hypermarkets & Super Centers—0.39%
Costco Wholesale Corp.	2,669	195,691
Wal-Mart Stores, Inc.	3,661	190,555

		386,246

Independent Power Producers & Energy Traders—0.59%
AES Corp. (The) (c)	15,324	199,212
Constellation Energy Group Inc.	6,152	191,512
NRG Energy, Inc. (c)	9,104	196,100

		586,824

Industrial Conglomerates—0.59%
3M Co.	2,119	198,127
General Electric Co.	9,800	196,490
Tyco International Ltd.	4,285	191,839

		586,456

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Gases—0.59%
Air Products & Chemicals, Inc.	2,143	$193,256
Airgas, Inc.	3,037	201,717
Praxair, Inc.	1,941	197,206

		592,179

Industrial Machinery—1.77%
Danaher Corp.	3,742	194,210
Dover Corp.	2,977	195,708
Eaton Corp.	3,645	202,079
Flowserve Corp.	1,541	198,481
Illinois Tool Works, Inc.	3,493	187,644
Ingersoll-Rand PLC (Ireland)	4,029	194,641
Pall Corp.	3,331	191,899
Parker Hannifin Corp.	2,126	201,289
Snap-On, Inc.	3,271	196,456

		1,762,407

Industrial REIT’s—0.20%
ProLogis	12,764	203,969

Insurance Brokers—0.39%
Aon Corp.	3,629	192,192
Marsh & McLennan Cos., Inc.	6,463	192,662

		384,854

Integrated Oil & Gas—1.40%
Chevron Corp.	1,835	197,134
ConocoPhillips	2,503	199,890
Exxon Mobil Corp.	2,332	196,191
Hess Corp.	2,369	201,862
Marathon Oil Corp.	3,799	202,525
Murphy Oil Corp.	2,709	198,895
Occidental Petroleum Corp.	1,918	200,412

		1,396,909

Integrated Telecommunication Services—0.98%
AT&T Inc.	6,751	206,581
CenturyLink Inc.	4,502	187,058
Frontier Communications Corp.	23,204	190,737
Verizon Communications Inc.	5,263	202,836
Windstream Corp.	14,590	187,773

		974,985

Internet Retail—0.84%
Amazon.com, Inc. (c)	1,165	209,852
Expedia, Inc.	8,848	200,496
Netflix, Inc. (c)	900	213,597
Priceline.com Inc. (c)	419	212,198

		836,143

Internet Software & Services—0.98%
Akamai Technologies, Inc. (c)	5,212	198,056
eBay Inc. (c)	6,190	192,138
Google, Inc., Class A (c)	336	196,966
VeriSign, Inc. (c)	5,389	195,136
Yahoo! Inc. (c)	11,768	195,937

		978,233

Investment Banking & Brokerage—0.76%
Charles Schwab Corp. (The)	10,742	193,678
E*TRADE Financial Corp. (c)	12,484	195,125
Goldman Sachs Group, Inc. (The)	1,178	186,678
Morgan Stanley	6,877	187,880

		763,361

IT Consulting & Other Services—0.79%
Cognizant Technology Solutions Corp., Class A (c)	2,542	206,919
International Business Machines Corp.	1,209	197,152
SAIC, Inc. (c)	11,249	190,333
Teradata Corp. (c)	3,822	193,775

		788,179

Leisure Products—0.38%
Hasbro, Inc.	4,059	190,124
Mattel, Inc.	7,655	190,839

		380,963

Life & Health Insurance—1.35%
Aflac, Inc.	3,722	196,447
Lincoln National Corp.	6,382	191,715
MetLife, Inc.	4,273	191,131
Principal Financial Group, Inc.	5,941	190,766
Prudential Financial, Inc.	3,110	191,514
Torchmark Corp.	2,912	193,590
Unum Group	7,348	192,885

		1,348,048

Life Sciences Tools & Services—0.98%
Agilent Technologies, Inc. (c)	4,369	195,644
Life Technologies Corp. (c)	3,754	196,785
PerkinElmer, Inc.	7,368	193,557
Thermo Fisher Scientific, Inc. (c)	3,587	199,258
Waters Corp. (c)	2,257	196,133

		981,377

Managed Health Care—1.20%
Aetna Inc.	5,372	201,074
CIGNA Corp.	4,526	200,411
Coventry Health Care, Inc. (c)	6,269	199,918
Humana Inc.	2,905	203,176
UnitedHealth Group, Inc.	4,419	199,739
WellPoint Inc.	2,829	197,436

		1,201,754

Metal & Glass Containers—0.39%
Ball Corp.	5,501	197,211
Owens-Illinois, Inc. (c)	6,382	192,672

		389,883

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Motorcycle Manufacturers—0.20%
Harley-Davidson, Inc.	4,678	$198,768

Movies & Entertainment—0.79%
News Corp. -Class A	11,552	202,853
Time Warner Inc.	5,433	193,958
Viacom Inc. -Class B	4,280	199,106
Walt Disney Co. (The)	4,569	196,878

		792,795

Multi-Line Insurance—0.97%
American International Group, Inc. (c)	5,397	189,651
Assurant, Inc.	4,828	185,926
Genworth Financial Inc. -Class A (c)	14,784	198,993
Hartford Financial Services Group, Inc. (The)	7,400	199,282
Loews Corp.	4,468	192,526

		966,378

Multi-Sector Holdings—0.21%
Leucadia National Corp.	5,472	205,419

Multi-Utilities—2.93%
Ameren Corp.	6,963	195,451
CenterPoint Energy, Inc.	11,317	198,727
CMS Energy Corp.	9,976	195,929
Consolidated Edison, Inc.	3,810	193,243
Dominion Resources, Inc.	4,297	192,076
DTE Energy Co.	3,992	195,448
Integrys Energy Group, Inc.	3,839	193,908
NiSource Inc.	10,180	195,252
PG&E Corp.	4,368	192,978
Public Service Enterprise Group Inc.	6,198	195,299
SCANA Corp.	4,900	192,913
Sempra Energy	3,670	196,345
TECO Energy, Inc.	10,633	199,475
Wisconsin Energy Corp.	6,371	194,316
Xcel Energy, Inc.	8,045	192,195

		2,923,555

Office Electronics—0.20%
Xerox Corp.	18,641	198,527

Office REIT’s—0.20%
Boston Properties, Inc.	2,061	195,486

Office Services & Supplies—0.39%
Avery Dennison Corp.	4,584	192,345
Pitney Bowes Inc.	7,727	198,506

		390,851

Oil & Gas Drilling—1.03%
Diamond Offshore Drilling, Inc.	2,487	193,240
Helmerich & Payne, Inc.	3,082	211,702
Nabors Industries Ltd. (Bermuda)(c)	7,060	214,483
Noble Corp. (Switzerland)	4,343	198,128
Rowan Cos., Inc. (c)	4,661	205,923

		1,023,476

Oil & Gas Equipment & Services—1.19%
Baker Hughes Inc.	2,753	202,153
Cameron International Corp. (c)	3,192	182,263
FMC Technologies, Inc. (c)	2,083	196,802
Halliburton Co.	4,256	212,119
National Oilwell Varco, Inc.	2,455	194,608
Schlumberger Ltd.	2,195	204,705

		1,192,650

Oil & Gas Exploration & Production—2.80%
Anadarko Petroleum Corp.	2,440	199,885
Apache Corp.	1,570	205,544
Cabot Oil & Gas Corp.	3,871	205,047
Chesapeake Energy Corp.	5,652	189,455
Denbury Resources Inc. (c)	8,177	199,519
Devon Energy Corp.	2,092	191,983
EOG Resources, Inc.	1,747	207,037
EQT Corp.	4,024	200,798
Newfield Exploration Co. (c)	2,617	198,918
Noble Energy, Inc.	2,021	195,330
Pioneer Natural Resources Co.	1,910	194,667
QEP Resources Inc.	4,817	195,281
Range Resources Corp.	3,604	210,690
Southwestern Energy Co. (c)	4,582	196,888

		2,791,042

Oil & Gas Refining & Marketing—0.61%
Sunoco, Inc.	4,329	197,359
Tesoro Corp. (c)	7,661	205,545
Valero Energy Corp.	6,900	205,758

		608,662

Oil & Gas Storage & Transportation—0.59%
El Paso Corp.	10,923	196,614
Spectra Energy Corp.	7,252	197,109
Williams Cos., Inc. (The)	6,354	198,118

		591,841

Other Diversified Financial Services—0.55%
Bank of America Corp.	13,436	179,102
Citigroup Inc.	41,923	185,299
JPMorgan Chase & Co.	4,109	189,425

		553,826

Packaged Foods & Meats—2.66%
Campbell Soup Co.	5,631	186,442
ConAgra Foods, Inc.	8,285	196,769
Dean Foods Co. (c)	18,641	186,410
General Mills, Inc.	5,147	188,123
H.J. Heinz Co.	3,830	186,981
Hershey Co. (The)	3,501	190,279
Hormel Foods Corp.	6,822	189,925
J M Smucker Co. (The)	2,677	191,111

Kellogg Co.	3,482	187,958

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Packaged Foods & Meats—(continued)
Kraft Foods Inc. -Class A	6,086	$190,857
McCormick & Co., Inc.	3,839	183,619
Mead Johnson Nutrition Co.	3,374	195,456
Sara Lee Corp.	11,110	196,314
Tyson Foods, Inc. -Class A	9,897	189,923

		2,660,167

Paper Packaging—0.39%
Bemis Co., Inc.	5,939	194,859
Sealed Air Corp.	7,303	194,698

		389,557

Paper Products—0.41%
International Paper Co.	7,020	211,864
MeadWestvaco Corp.	6,555	198,813

		410,677

Personal Products—0.40%
Avon Products, Inc.	7,094	191,822
Estee Lauder Cos. Inc. (The) -Class A	2,111	203,416

		395,238

Pharmaceuticals—2.14%
Abbott Laboratories	3,917	192,129
Allergan, Inc.	2,684	190,618
Bristol-Myers Squibb Co.	7,331	193,758
Eli Lilly and Co.	5,471	192,415
Forest Laboratories, Inc. (c)	6,164	199,097
Hospira, Inc. (c)	3,642	201,038
Johnson & Johnson	3,221	190,844
Merck & Co., Inc.	5,911	195,122
Mylan Inc. (c)	8,709	197,433
Pfizer Inc.	9,347	189,838
Watson Pharmaceuticals, Inc. (c)	3,474	194,579

		2,136,871

Property & Casualty Insurance—1.57%
ACE Ltd. (Switzerland)	3,100	200,570
Allstate Corp. (The)	6,055	192,428
Berkshire Hathaway Inc. -Class B (c)	2,259	188,920
Chubb Corp. (The)	3,248	199,135
Cincinnati Financial Corp.	5,786	189,781
Progressive Corp. (The)	9,126	192,832
Travelers Cos., Inc. (The)	3,249	193,250
XL Group PLC (Ireland)	8,586	211,216

		1,568,132

Publishing—0.57%
Gannett Co., Inc.	12,378	188,517
McGraw-Hill Cos., Inc. (The)	4,971	195,857
Washington Post Co. (The) -Class B	433	189,464

		573,838

Railroads—0.59%
CSX Corp.	2,474	194,457
Norfolk Southern Corp.	2,845	197,073
Union Pacific Corp.	1,985	195,185

		586,715

Real Estate Services—0.19%
CB Richard Ellis Group, Inc. -Class A (c)	7,078	188,983

Regional Banks—2.09%
BB&T Corp.	6,984	191,711
Fifth Third Bancorp	13,446	186,631
First Horizon National Corp.	16,562	185,660
Huntington Bancshares Inc.	28,200	187,248
KeyCorp	21,149	187,803
M&T Bank Corp.	2,154	190,564
Marshall & Ilsley Corp.	24,692	197,289
PNC Financial Services Group, Inc.	3,005	189,285
Regions Financial Corp.	26,570	192,898
SunTrust Banks, Inc.	6,375	183,855
Zions Bancorp.	8,263	190,545

		2,083,489

Research & Consulting Services—0.40%
Dun & Bradstreet Corp. (The)	2,423	194,421
Equifax Inc.	5,248	203,885

		398,306

Residential REIT’s—0.58%
Apartment Investment & Management Co. -Class A	7,674	195,457
AvalonBay Communities, Inc.	1,606	192,848
Equity Residential	3,449	194,558

		582,863

Restaurants—0.79%
Darden Restaurants, Inc.	4,067	199,812
McDonald’s Corp.	2,584	196,617
Starbucks Corp.	5,395	199,345
Yum! Brands, Inc.	3,698	190,003

		785,777

Retail REIT’s—0.39%
Kimco Realty Corp.	10,669	195,670
Simon Property Group, Inc.	1,815	194,495

		390,165

Semiconductor Equipment—0.99%
Applied Materials, Inc.	12,712	198,561
KLA-Tencor Corp.	4,199	198,907
MEMC Electronic Materials, Inc. (c)	15,324	198,599
Novellus Systems, Inc. (c)	5,351	198,683
Teradyne, Inc. (c)	11,136	198,332

		993,082

Semiconductors—2.77%
Advanced Micro Devices, Inc. (c)	22,065	189,759
Altera Corp.	4,737	208,523
Analog Devices, Inc.	4,988	196,427

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Semiconductors—(continued)
Broadcom Corp., Class A (c)	4,753	$187,173
First Solar, Inc. (c)	1,259	202,498
Intel Corp.	9,466	190,929
Linear Technology Corp.	5,811	195,424
LSI Corp. (c)	29,523	200,756
Microchip Technology Inc.	5,284	200,845
Micron Technology, Inc. (c)	18,733	214,680
National Semiconductor Corp.	13,552	194,336
NVIDIA Corp. (c)	10,706	197,633
Texas Instruments Inc.	5,654	195,402
Xilinx, Inc.	5,937	194,734

		2,769,119

Soft Drinks—0.78%
Coca-Cola Co. (The)	3,007	199,514
Coca-Cola Enterprises Inc.	7,308	199,508
Dr. Pepper Snapple Group, Inc.	4,980	185,057
PepsiCo, Inc.	2,982	192,071

		776,150

Specialized Consumer Services—0.20%
H&R Block, Inc.	11,739	196,511

Specialized Finance—0.97%
CME Group Inc.	659	198,721
IntercontinentalExchange Inc. (c)	1,511	186,669
Moody’s Corp.	5,847	198,272
NASDAQ OMX Group, Inc. (The) (c)	7,609	196,617
NYSE Euronext	5,453	191,782

		972,061

Specialized REIT’s—1.35%
HCP, Inc.	4,984	189,093
Health Care REIT, Inc.	3,649	191,354
Host Hotels & Resorts Inc.	10,791	190,029
Plum Creek Timber Co., Inc.	4,403	192,015
Public Storage	1,752	194,314
Ventas, Inc.	3,606	195,806
Weyerhaeuser Co.	7,734	190,256

		1,342,867

Specialty Chemicals—0.79%
Ecolab Inc.	3,931	200,559
International Flavors & Fragrances Inc.	3,156	196,619
Sherwin-Williams Co. (The)	2,332	195,865
Sigma-Aldrich Corp.	3,041	193,529

		786,572

Specialty Stores—0.39%
Staples, Inc.	9,480	184,102
Tiffany & Co.	3,292	202,260

		386,362

Steel—1.00%
AK Steel Holding Corp.	12,353	194,931
Allegheny Technologies, Inc.	3,097	209,729
Cliffs Natural Resources Inc.	2,144	210,712
Nucor Corp.	4,147	190,845
United States Steel Corp.	3,530	190,408

		996,625

Systems Software—1.41%
BMC Software, Inc. (c)	3,921	195,030
CA, Inc.	8,248	199,437
Microsoft Corp. (b)	7,606	192,888
Novell, Inc. (c)	32,526	192,879
Oracle Corp.	6,132	204,625
Red Hat, Inc. (c)	4,822	218,871
Symantec Corp. (c)	10,923	202,512

		1,406,242

Thrifts & Mortgage Finance—0.38%
Hudson City Bancorp, Inc.	19,075	184,646
People’s United Financial Inc.	15,140	190,461

		375,107

Tires & Rubber—0.19%
Goodyear Tire & Rubber Co. (The) (c)	12,729	190,680

Tobacco—0.81%
Altria Group, Inc.	7,606	197,984
Lorillard, Inc.	2,165	205,697
Philip Morris International, Inc.	3,055	200,500
Reynolds American Inc.	5,636	200,247

		804,428

Trading Companies & Distributors—0.39%
Fastenal Co.	3,095	200,649
W.W. Grainger, Inc.	1,391	191,513

		392,162

Trucking—0.20%
Ryder System, Inc.	3,926	198,656

Wireless Telecommunication Services—0.57%
American Tower Corp., Class A (c)	3,726	193,081
MetroPCS Communications, Inc. (c)	12,636	205,209
Sprint Nextel Corp. (c)	37,357	173,336

		571,626

Total Common Stocks & Other Equity Interests (Cost $47,507,740)		98,003,420

Money Market Funds—2.00%
Liquid Assets Portfolio — Institutional Class (e)	998,619	998,619
Premier Portfolio — Institutional Class (e)	998,618	998,618

Total Money Market Funds (Cost $1,997,237)		1,997,237

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

TOTAL INVESTMENTS—100.15% (Cost $49,504,977)		100,000,657

OTHER ASSETS LESS LIABILITIES—(0.15)%		(154,625)

NET ASSETS—100.00%		$99,846,032

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	Non-income producing security.

(d)	Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Select Dimensions Funds

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Funds may periodically participate in litigation related to Fund investments. As such, each Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Funds may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Funds policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to each Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized
Invesco V.I. Select Dimensions Funds

and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Funds may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Funds may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Funds may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts — The Funds may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Funds currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Swap Agreements — The Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), each Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, each Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the
Invesco V.I. Select Dimensions Funds

referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, each Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds accrue for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Funds segregate liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Funds maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

I.	Call Options Written — The Funds may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities,
Invesco V.I. Select Dimensions Funds

interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.
Invesco V.I. Select Dimensions Balanced Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$24,510,965	$117,741	$—	$24,628,706
U.S. Treasury Securities	—	6,662,705	—	6,662,705
U.S. Government Sponsored Securities	—	611,329	—	611,329
Corporate Debt Securities	—	5,160,970	—	5,160,970
Municipal Obligations	—	34,630	—	34,630

	$24,510,965	$12,587,375	$—	$37,098,340

Futures*	7,123	—	—	7,123

Total Investments	$24,518,088	$12,587,088	$—	$37,105,463

*	Unrealized appreciation.
Invesco V.I. Select Dimensions Dividend Growth Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$89,747,902	$—	$—	$89,747,902

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$100,000,657	$—	$—	$100,000,657
Futures*	28,990	—	—	28,990

Total Investments	$100,029,647	$—	$—	$100,029,647

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
Invesco V.I. Select Dimensions Balanced Fund
Invesco V.I. Select Dimensions Funds

Open Futures Contracts

				Unrealized
	Number of	Month/	Notional Value	Appreciation
Contract	Contracts	Commitment	3/31/11	(Depreciation)

U.S. Treasury 10 Year Notes	1	June 2011/Long	$119,031	$279
U.S. Treasury 30 Year Bonds	3	June 2011/Long	360,562	7,611

Subtotal			479,593	7,890

U.S. Treasury 5 Year Notes	8	June 2011/Short	(934,312)	$(767)

Total			$(454,719)	$7,123

Invesco V.I. Select Dimensions Dividend Growth Fund
     There was no activity during the period 01-01-2011 through 03-31-2011.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Open Futures Contracts

	Number of	Month/	Notional Value	Unrealized
Contract	Contracts	Commitment	3/31/11	Appreciation

S&P 500 E-Mini	31	June-2011/Long	$2,047,550	$28,990

NOTE 4 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months ended		At March 31, 2011
	March 31, 2011		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost*	Appreciation	(Depreciation)	Appreciation

Invesco V.I. Select Dimensions Balanced Fund	$1,759,737	$4,269,700	$34,621,560	$3,590,217	$(1,113,437)	$2,476,780

Invesco V.I. Select Dimensions Dividend Growth Fund			78,875,105 **	12,197,308	(1,324,511)	10,872,797

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund	4,947,076	12,266,786	51,694,299	48,664,795	(358,437)	48,306,358

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

**	Cost of investments is the same for tax and financial statement purposes.
Invesco V.I. Select Dimensions Funds

NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreements”) pursuant to which the Invesco V.I. Select Dimensions Balanced Fund and Invesco V.I. Select Dimensions Dividend Growth Fund (the “Target Funds”) would transfer all of their assets and liabilities to Invesco Van Kampen V.I. Equity and Income Fund and Invesco V.I. Dividend Growth Fund, respectively, ( the “Acquiring Funds”).
     The Target Funds’ shareholders approved the Agreements on April 1, 2011 and the reorganizations were consummated on May 2, 2011. Upon closing of the reorganizations, shareholders of the Target Funds received a corresponding class of shares of the Acquiring Funds in exchange for their shares of the Target Funds and the Target Funds liquidated and ceased operations.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VISCE-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.87%

Advertising—1.23%
Interpublic Group of Cos., Inc. (The)	295,960	$3,720,217

Aerospace & Defense—1.40%
AAR Corp. (b)	98,274	2,724,156
Aerovironment, Inc. (b)	43,627	1,525,636

		4,249,792

Agricultural Products—2.17%
Corn Products International, Inc.	65,678	3,403,434
Darling International, Inc. (b)	207,147	3,183,849

		6,587,283

Air Freight & Logistics—0.97%
UTI Worldwide, Inc.	144,497	2,924,619

Apparel Retail—1.94%
Finish Line, Inc. (The)-Class A	143,888	2,856,177
Genesco, Inc. (b)	74,796	3,006,799

		5,862,976

Apparel, Accessories & Luxury Goods—1.14%
Phillips-Van Heusen Corp.	53,168	3,457,515

Application Software—3.91%
Parametric Technology Corp. (b)	120,831	2,717,489
Quest Software, Inc. (b)	120,994	3,072,038
TIBCO Software, Inc. (b)	221,936	6,047,756

		11,837,283

Asset Management & Custody Banks—1.68%
Affiliated Managers Group, Inc. (b)	23,401	2,559,367
SEI Investments Co.	105,960	2,530,325

		5,089,692

Auto Parts & Equipment—2.40%
Dana Holding Corp. (b)	179,941	3,129,174
Modine Manufacturing Co. (b)	55,804	900,676
TRW Automotive Holdings Corp. (b)	58,846	3,241,238

		7,271,088

Automotive Retail—0.88%
Penske Automotive Group, Inc. (b)	133,455	2,671,769

Casinos & Gaming—0.66%
Bally Technologies, Inc. (b)	52,557	1,989,282

Coal & Consumable Fuels—0.89%
James River Coal Co. (b)	111,703	2,699,862

Communications Equipment—1.30%
JDS Uniphase Corp. (b)	188,900	3,936,676

Construction & Farm Machinery & Heavy Trucks—2.76%
Titan International, Inc.	209,225	5,567,477
Trinity Industries, Inc.	76,208	2,794,548

		8,362,025

Data Processing & Outsourced Services—2.13%
Henry (Jack) & Associates, Inc.	91,048	3,085,617
Wright Express Corp. (b)	65,196	3,379,760

		6,465,377

Department Stores—1.22%
Dillard’s, Inc. -Class A (c)	91,961	3,689,475

Diversified Chemicals—0.93%
FMC Corp.	33,262	2,824,942

Diversified Metals & Mining—0.95%
Compass Minerals International, Inc.	30,645	2,866,227

Electrical Components & Equipment—2.18%
Belden Inc.	88,282	3,314,989
GrafTech International Ltd. (b)	159,701	3,294,632

		6,609,621

Electronic Equipment & Instruments—1.74%
OSI Systems, Inc. (b)	91,303	3,426,602
Rofin-Sinar Technologies, Inc. (b)	46,557	1,839,001

		5,265,603

Environmental & Facilities Services—2.85%
ABM Industries, Inc.	119,463	3,033,166
Team, Inc. (b)	123,322	3,238,436
Waste Connections, Inc.	82,498	2,375,117

		8,646,719

Food Distributors—1.05%
United Natural Foods, Inc. (b)	70,947	3,179,845

Gas Utilities—1.40%
Energen Corp.	33,278	2,100,507
UGI Corp.	65,224	2,145,870

		4,246,377

Gold—0.50%
Allied Nevada Gold Corp. (b)	18,286	648,787

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

	Shares	Value

Gold—(continued)
Detour Gold Corp. (Canada)(b)	27,256	$861,959

		1,510,746

Health Care Distributors—0.65%
Owens & Minor, Inc.	60,581	1,967,671

Health Care Equipment—0.78%
Teleflex, Inc.	40,698	2,359,670

Health Care Facilities—2.28%
Hanger Orthopedic Group, Inc. (b)	125,862	3,276,188
Universal Health Services, Inc. -Class B (b)	73,339	3,623,680

		6,899,868

Health Care Services—0.67%
Gentiva Health Services, Inc. (b)	72,463	2,031,138

Health Care Supplies—1.17%
Cooper Cos., Inc. (The)	51,187	3,554,937

Health Care Technology—0.62%
Omnicell, Inc. (b)	123,811	1,886,880

Home Furnishings—0.88%
Ethan Allen Interiors, Inc.	121,641	2,663,938

Industrial Machinery—3.11%
Gardner Denver, Inc.	48,637	3,795,145
IDEX Corp.	68,946	3,009,493
Valmont Industries, Inc.	25,195	2,629,602

		9,434,240

Insurance Brokers—0.76%
Arthur J. Gallagher & Co.	75,452	2,294,495

Integrated Telecommunication Services—0.73%
Alaska Communications Systems Group, Inc. (c)	207,795	2,213,017

Internet Software & Services—2.00%
Open Text Corp. (Canada)(b)	51,812	3,228,924
ValueClick, Inc. (b)	196,586	2,842,633

		6,071,557

Investment Banking & Brokerage—0.68%
KBW, Inc.	78,325	2,051,332

Managed Health Care—0.96%
Healthspring, Inc. (b)	77,561	2,898,455

Metal & Glass Containers—0.84%
AptarGroup, Inc.	51,048	2,559,036

Office REIT’s—1.49%
Alexandria Real Estate Equities, Inc.	27,524	2,146,046
Digital Realty Trust, Inc. (c)	40,500	2,354,670

		4,500,716

Oil & Gas Drilling—1.02%
Patterson-UTI Energy, Inc.	105,369	3,096,795

Oil & Gas Equipment & Services—4.37%
Dresser-Rand Group, Inc. (b)	55,525	2,977,251
Lufkin Industries, Inc.	40,805	3,814,043
Oceaneering International, Inc. (b)	36,857	3,296,859
Superior Energy Services, Inc. (b)	76,914	3,153,474

		13,241,627

Oil & Gas Exploration & Production—1.97%
Forest Oil Corp. (b)	79,600	3,011,268
SandRidge Energy, Inc. (b)	230,913	2,955,686

		5,966,954

Oil & Gas Refining & Marketing—1.57%
Frontier Oil Corp.	162,635	4,768,458

Packaged Foods & Meats—0.99%
TreeHouse Foods, Inc. (b)	52,766	3,000,802

Paper Products—0.75%
Schweitzer-Mauduit International, Inc.	45,031	2,279,019

Pharmaceuticals—2.27%
Endo Pharmaceuticals Holdings, Inc. (b)	82,562	3,150,566
ViroPharma, Inc. (b)	187,704	3,735,310

		6,885,876

Property & Casualty Insurance—1.44%
FPIC Insurance Group, Inc. (b)	50,531	1,915,125
Hanover Insurance Group, Inc.	37,541	1,698,730
Safety Insurance Group, Inc.	16,192	746,613

		4,360,468

Real Estate Services—0.94%
Jones Lang LaSalle Inc.	28,464	2,838,999

Regional Banks—4.76%
Associated Banc-Corp	156,661	2,326,416
BancFirst Corp.	40,470	1,727,260
Columbia Banking System, Inc.	110,392	2,116,215
Commerce Bancshares, Inc.	48,762	1,971,935
Community Trust Bancorp, Inc.	35,223	974,620
East West Bancorp, Inc.	132,486	2,909,392
Zions Bancorp.	104,464	2,408,940

		14,434,778

Restaurants—4.30%
Brinker International, Inc.	122,304	3,094,291
DineEquity, Inc. (b)	54,726	3,008,836
P.F. Chang’s China Bistro, Inc. (c)	47,105	2,175,780
Papa John’s International, Inc. (b)	57,227	1,812,379
Texas Roadhouse, Inc.	173,703	2,951,214

		13,042,500

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

	Shares	Value

Retail REIT’s—0.93%
Tanger Factory Outlet Centers, Inc.	107,600	$2,823,424

Semiconductor Equipment—3.00%
Advanced Energy Industries, Inc. (b)	138,041	2,256,970
Cymer, Inc. (b)	58,164	3,290,919
MKS Instruments, Inc.	106,669	3,552,078

		9,099,967

Semiconductors—1.05%
Semtech Corp. (b)	127,188	3,182,244

Specialized REIT’s—1.59%
LaSalle Hotel Properties	113,148	3,054,996
Senior Housing Properties Trust	76,546	1,763,620

		4,818,616

Specialty Chemicals—3.53%
Innophos Holdings, Inc.	83,041	3,829,020
Kraton Performance Polymers, Inc. (b)	89,052	3,406,239
PolyOne Corp.	244,165	3,469,585

		10,704,844

Systems Software—1.98%
Ariba, Inc. (b)	175,880	6,004,543

Technology Distributors—0.82%
Ingram Micro, Inc. -Class A (b)	118,578	2,493,695

Trading Companies & Distributors—0.81%
Beacon Roofing Supply, Inc. (b)	120,276	2,462,050

Trucking—1.88%
Landstar System, Inc.	51,034	2,331,233
Old Dominion Freight Line, Inc. (b)	96,256	3,377,623
		5,708,856

Total Common Stocks & Other Equity Interests (Cost $200,319,242)		290,566,476

Money Market Funds—4.79%
Liquid Assets Portfolio — Institutional Class (d)	7,257,039	7,257,039
Premier Portfolio — Institutional Class (d)	7,257,040	7,257,040

Total Money Market Funds (Cost $14,514,079)		14,514,079

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.66% (Cost $214,833,321)		$305,080,555

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.38%
Liquid Assets Portfolio — Institutional Class (d)(e) (Cost $4,190,310)	4,190,310	4,190,310

TOTAL INVESTMENTS—102.04% (Cost $219,023,631)		309,270,865

OTHER ASSETS LESS LIABILITIES—(2.04)%		(6,192,856)

NET ASSETS—100.00%		$303,078,009

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Small Cap Equity Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Invesco V.I. Small Cap Equity Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$309,270,865	$—	$—	$309,270,865
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $45,431,608 and $29,132,607, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$89,297,745

Aggregate unrealized (depreciation) of investment securities	(1,162,194)

Net unrealized appreciation of investment securities	$88,135,551

Cost of investments for tax purposes is $221,135,314.
Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	I-VITEC-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.39%

Application Software—7.75%
Autodesk, Inc. (b)	53,008	$2,338,183
Citrix Systems, Inc. (b)	37,731	2,771,719
NICE Systems Ltd. -ADR (Israel)(b)	48,939	1,807,807
Quest Software, Inc. (b)	66,333	1,684,195
TIBCO Software Inc. (b)	76,729	2,090,865

		10,692,769

Communications Equipment—13.54%
Acme Packet, Inc. (b)	28,944	2,053,866
Ciena Corp. (b)	99,366	2,579,541
Finisar Corp. (b)	50,843	1,250,738
JDS Uniphase Corp. (b)	117,387	2,446,345
Juniper Networks, Inc. (b)	33,238	1,398,655
Plantronics, Inc.	28,095	1,028,839
Polycom, Inc. (b)	29,364	1,522,523
QUALCOMM, Inc.	81,572	4,472,593
Sonus Networks, Inc. (b)	172,767	649,604
Sycamore Networks, Inc.	52,546	1,283,699

		18,686,403

Computer Hardware—9.85%
Apple, Inc. (b)	30,274	10,548,975
Hewlett-Packard Co.	28,331	1,160,721
International Business Machines Corp.	11,557	1,884,600

		13,594,296

Computer Storage & Peripherals—4.61%
EMC Corp. (b)	146,250	3,882,938
NetApp, Inc. (b)	11,843	570,596
SanDisk Corp. (b)	28,545	1,315,639
STEC Inc. (b)(c)	29,693	596,532

		6,365,705

Data Processing & Outsourced Services—5.20%
Alliance Data Systems Corp. (b)	18,232	1,565,947
MasterCard, Inc. -Class A	7,100	1,787,212
Visa, Inc. -Class A	8,285	609,942
Western Union Co.	54,673	1,135,558
Wright Express Corp. (b)	40,217	2,084,849

		7,183,508

Electronic Components—1.09%
Corning Inc.	73,262	1,511,395

Electronic Manufacturing Services—4.93%
Flextronics International Ltd. (Singapore)(b)	317,661	2,372,928
Jabil Circuit, Inc.	40,156	820,387
TE Connectivity Ltd. (Switzerland)	103,694	3,610,625

		6,803,940

Fertilizers & Agricultural Chemicals—1.16%
Monsanto Co.	22,225	1,605,978

Home Entertainment Software—0.45%
Nintendo Co., Ltd. (Japan)(c)	2,300	621,465

Internet Retail—3.11%
Amazon.com, Inc. (b)	12,993	2,340,429
Netflix, Inc. (b)	8,224	1,951,802

		4,292,231

Internet Software & Services—5.96%
Google, Inc. -Class A (b)	9,627	5,643,444
Velti PLC (Ireland)(b)	41,639	524,235
VeriSign, Inc.	31,995	1,158,539
Yahoo! Inc. (b)	54,507	907,541

		8,233,759

IT Consulting & Other Services—5.61%
Accenture PLC -Class A (Ireland)	47,824	2,628,885
Cognizant Technology Solutions Corp. -Class A (b)	62,922	5,121,851

		7,750,736

Other Diversified Financial Services—0.64%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Cost $3,149,655) (d)(e)	—	884,758

Semiconductor Equipment—3.51%
Advanced Energy Industries, Inc. (b)	50,729	829,419
ASML Holding N.V. -New York Shares (Netherlands)(b)	38,141	1,697,274
Cymer, Inc. (b)	27,397	1,550,122
Novellus Systems, Inc. (b)	20,674	767,626

		4,844,441

Semiconductors—15.71%
ARM Holdings PLC -ADR (United Kingdom)	8,918	251,220
Atmel Corp. (b)	161,654	2,203,344
Avago Technologies Ltd. (Singapore)	72,883	2,266,661
Broadcom Corp., Class A	50,749	1,998,496
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

	Shares	Value

Semiconductors—(continued)
Cirrus Logic, Inc. (b)	47,972	$1,008,851
Cypress Semiconductor Corp. (b)	53,119	1,029,446
Intel Corp.	114,863	2,316,787
Marvell Technology Group Ltd. (b)	52,125	810,544
Micron Technology, Inc. (b)	86,780	994,499
Microsemi Corp. (b)	153,811	3,185,426
ON Semiconductor Corp. (b)	180,960	1,786,075
Semtech Corp. (b)	76,514	1,914,380
Skyworks Solutions, Inc. (b)	36,927	1,197,173
Xilinx, Inc.	22,053	723,339

		21,686,241

Systems Software—15.27%
Ariba Inc. (b)	71,575	2,443,571
Check Point Software Technologies Ltd. (Israel)(b)	102,839	5,249,931
CommVault Systems, Inc. (b)	20,592	821,209
Microsoft Corp.	128,493	3,258,582
Oracle Corp.	96,961	3,235,589
Red Hat, Inc. (b)	47,877	2,173,137
Rovi Corp. (b)	51,656	2,771,344
Symantec Corp. (b)	60,523	1,122,096

		21,075,459

Total Common Stocks & Other Equity Interests (Cost $97,207,747)		135,833,084

Money Market Funds—1.82%
Liquid Assets Portfolio — Institutional Class (f)	1,256,547	1,256,547
Premier Portfolio — Institutional Class (f)	1,256,547	1,256,547
Total Money Market Funds (Cost $2,513,094)		2,513,094

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.21% (Cost $99,720,841)		138,346,178

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.68%
Liquid Assets Portfolio — Institutional Class (Cost $940,590)(f)(g)	940,590	940,590
TOTAL INVESTMENTS—100.89% (Cost $100,661,431)		139,286,768

OTHER ASSETS LESS LIABILITIES—(0.89)%		(1,225,091)

NET ASSETS—100.00%		$138,061,677

Investment Abbreviations: ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2011.

(d)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2011 represented 0.64% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Technology Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes
Invesco V.I. Technology Fund

F.	Foreign Currency Translations — (continued)

in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$138,402,010	$—	$884,758	$139,286,768
Invesco V.I. Technology Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $17,847,242 and $14,825,690, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,683,163

Aggregate unrealized (depreciation) of investment securities	(4,117,171)

Net unrealized appreciation of investment securities	$40,565,992

Cost of investments for tax purposes is $98,720,776.
Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	I-VIUTI-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks—96.68%

Electric Utilities—45.76%
American Electric Power Co., Inc.	84,998	$2,986,830
Duke Energy Corp.	99,961	1,814,292
E.ON AG (Germany)	53,357	1,629,443
Edison International	60,747	2,222,733
Entergy Corp.	33,384	2,243,739
Exelon Corp.	49,539	2,042,988
FirstEnergy Corp.	53,693	1,991,473
NextEra Energy, Inc.	17,017	937,977
Northeast Utilities	59,859	2,071,121
Pepco Holdings, Inc.	152,313	2,840,638
Pinnacle West Capital Corp.	10,555	451,648
Portland General Electric Co.	129,466	3,077,407
PPL Corp.	69,238	1,751,721
Progress Energy, Inc.	19,382	894,286
Southern Co.	79,108	3,014,806

		29,971,102

Gas Utilities—7.55%
AGL Resources Inc.	33,014	1,315,278
Atmos Energy Corp.	16,927	577,211
ONEOK, Inc.	30,932	2,068,732
UGI Corp.	29,949	985,322

		4,946,543

Independent Power Producers & Energy Traders—6.77%
Calpine Corp. (b)	100,072	1,588,143
Constellation Energy Group Inc.	29,165	907,906
NRG Energy, Inc. (b)	90,028	1,939,203

		4,435,252

Integrated Telecommunication Services—5.68%
AT&T Inc.	32,108	982,505
Qwest Communications International Inc.	113,728	776,762
Verizon Communications Inc.	50,923	1,962,573

		3,721,840

Multi-Utilities—27.74%
CMS Energy Corp.	33,233	652,696
Consolidated Edison, Inc.	8,419	427,012
Dominion Resources, Inc.	75,724	3,384,863
DTE Energy Co.	17,824	872,663
National Grid PLC (United Kingdom)	320,668	3,063,171
NiSource Inc.	28,151	539,936
PG&E Corp.	34,327	1,516,567
Public Service Enterprise Group Inc.	58,653	1,848,156
Sempra Energy	43,756	2,340,946
TECO Energy, Inc.	26,290	493,200
Xcel Energy, Inc.	126,774	3,028,631

		18,167,841

Oil & Gas Storage & Transportation—3.18%
Southern Union Co.	44,355	1,269,440
Williams Cos., Inc. (The)	26,127	814,640

		2,084,080

Total Common Stocks (Cost $53,212,730)		63,326,658

Money Market Funds—3.26%
Liquid Assets Portfolio — Institutional Class (c)	1,067,980	1,067,980
Premier Portfolio — Institutional Class (c)	1,067,980	1,067,980

Total Money Market Funds (Cost $2,135,960)		2,135,960

TOTAL INVESTMENTS—99.94% (Cost $55,348,690)		65,462,618

OTHER ASSETS LESS LIABILITIES—0.06%		40,911

NET ASSETS—100.00%		$65,503,529

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Utilities Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign
Invesco V.I. Utilities Fund

F.	Foreign Currency Contracts — (continued)

currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$62,399,447	$3,063,171	$—	$65,462,618
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $2,810,967 and $4,606,015, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$11,419,060

Aggregate unrealized (depreciation) of investment securities	(1,560,523)

Net unrealized appreciation of investment securities	$9,858,537

Cost of investments for tax purposes is $55,604,081
Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. Capital Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-VICGR-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—100.00%

Aerospace & Defense—3.85%
Embraer S.A. — ADR (Brazil)	43,963	$1,481,553
Goodrich Corp.	42,366	3,623,564
Honeywell International, Inc.	35,235	2,103,882

		7,208,999

Apparel Retail—1.59%
Limited Brands, Inc.	90,428	2,973,273

Apparel, Accessories & Luxury Goods—0.47%
Coach, Inc.	16,828	875,729

Application Software—2.55%
Citrix Systems, Inc. (b)	39,732	2,918,713
Salesforce.com, Inc. (b)	13,875	1,853,422

		4,772,135

Asset Management & Custody Banks—2.17%
Ameriprise Financial, Inc.	46,492	2,839,731
Franklin Resources, Inc.	9,748	1,219,280

		4,059,011

Automobile Manufacturers—0.35%
Ford Motor Co. (b)	43,303	645,648

Biotechnology—2.87%
Dendreon Corp. (b)	39,653	1,484,212
Gilead Sciences, Inc. (b)	57,166	2,426,125
United Therapeutics Corp. (b)	21,709	1,454,937

		5,365,274

Cable & Satellite—3.08%
Comcast Corp., Class A	110,159	2,723,131
DIRECTV, Class A (b)	64,904	3,037,507

		5,760,638

Casinos & Gaming—1.06%
Las Vegas Sands Corp. (b)	46,863	1,978,556

Coal & Consumable Fuels—1.40%
Peabody Energy Corp.	36,514	2,627,547

Communications Equipment—2.74%
Juniper Networks, Inc. (b)	59,660	2,510,493
QUALCOMM, Inc.	47,699	2,615,336

		5,125,829

Computer Hardware—8.37%
Apple, Inc. (b)	42,247	14,720,968
Hewlett-Packard Co.	22,733	931,371

		15,652,339

Computer Storage & Peripherals—3.63%
EMC Corp. (b)	185,847	4,934,238
SanDisk Corp. (b)	40,365	1,860,423

		6,794,661

Construction & Engineering—1.61%
Foster Wheeler AG (Switzerland) (b)	79,907	3,006,101

Construction & Farm Machinery & Heavy Trucks—1.88%
Cummins, Inc.	12,777	1,400,615
Deere & Co.	21,778	2,110,070

		3,510,685

Data Processing & Outsourced Services—1.27%
Visa, Inc., Class A	32,270	2,375,717

Diversified Banks—0.43%
Comerica, Inc.	22,067	810,300

Fertilizers & Agricultural Chemicals—4.37%
CF Industries Holdings, Inc.	13,626	1,863,901
Monsanto Co.	33,032	2,386,892
Potash Corp. of Saskatchewan, Inc. (Canada)	66,657	3,928,097

		8,178,890

Health Care Distributors—1.36%
McKesson Corp.	32,111	2,538,375

Health Care Equipment—1.31%
Baxter International, Inc.	45,478	2,445,352

Health Care Technology—0.93%
Allscripts Healthcare Solutions, Inc. (b)	83,006	1,742,296

Heavy Electrical Equipment—1.07%
ABB Ltd. — ADR (Switzerland)	82,767	2,002,134

Hotels, Resorts & Cruise Lines—0.92%
Starwood Hotels & Resorts Worldwide, Inc.	29,570	1,718,608

Industrial Machinery—2.40%
Danaher Corp.	37,778	1,960,678
Ingersoll-Rand PLC (Ireland)	52,456	2,534,150

		4,494,828

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Capital Growth Fund

	Shares	Value

Internet Retail—2.73%
Amazon.com, Inc. (b)	15,500	$2,792,015
Netflix, Inc. (b)	9,741	2,311,832

		5,103,847

Internet Software & Services—5.93%
Baidu, Inc. — ADR (China) (b)	41,830	5,764,592
Google, Inc., Class A (b)	9,071	5,317,511

		11,082,103

IT Consulting & Other Services—2.39%
Accenture PLC, Class A (Ireland)	35,614	1,957,702
Cognizant Technology Solutions Corp., Class A (b)	30,951	2,519,411

		4,477,113

Life Sciences Tools & Services—2.32%
Agilent Technologies, Inc. (b)	49,551	2,218,894
Illumina, Inc. (b)	30,284	2,122,000

		4,340,894

Managed Health Care—0.82%
UnitedHealth Group, Inc.	33,879	1,531,331

Movies & Entertainment—1.38%
Walt Disney Co. (The)	59,972	2,584,194

Oil & Gas Drilling—0.94%
Transocean Ltd. (b)	22,472	1,751,692

Oil & Gas Equipment & Services—7.95%
Cameron International Corp. (b)	39,988	2,283,315
Halliburton Co.	66,300	3,304,392
National Oilwell Varco, Inc.	31,556	2,501,444
Schlumberger Ltd.	38,047	3,548,263
Weatherford International Ltd. (b)	143,131	3,234,761

		14,872,175

Oil & Gas Exploration & Production—1.08%
EOG Resources, Inc.	17,027	2,017,870

Other Diversified Financial Services—1.74%
JPMorgan Chase & Co.	70,591	3,254,245

Packaged Foods & Meats—1.65%
Mead Johnson Nutrition Co.	53,427	3,095,026

Pharmaceuticals—1.41%
Hospira, Inc. (b)	47,767	2,636,738

Precious Metals & Minerals—1.93%
Silver Wheaton Corp. (Canada)	83,092	3,602,869

Railroads—1.80%
Union Pacific Corp.	34,209	3,363,771

Restaurants—0.55%
Chipotle Mexican Grill, Inc. (b)	3,812	1,038,274

Semiconductors—2.45%
Atmel Corp. (b)	68,795	937,676
Broadcom Corp., Class A	42,541	1,675,264
Micron Technology, Inc. (b)	45,092	516,754
Xilinx, Inc.	44,142	1,447,858

		4,577,552

Soft Drinks—0.77%
Hansen Natural Corp. (b)	23,854	1,436,726

Specialized Finance—1.11%
Moody’s Corp.	61,081	2,071,257

Specialty Stores—0.55%
Tiffany & Co.	16,829	1,033,974

Systems Software—5.82%
Oracle Corp.	92,182	3,076,113
Red Hat, Inc. (b)	28,075	1,274,324
Rovi Corp. (b)	121,689	6,528,615

		10,879,052

Trucking—0.91%
J.B. Hunt Transport Services, Inc.	37,377	1,697,663

Wireless Telecommunication Services—2.09%
America Movil S.A.B. de C.V., Series L — ADR (Mexico)	24,422	1,418,918
American Tower Corp., Class A (b)	48,130	2,494,097

		3,913,015

Total Common Stocks & Other Equity Interests (Cost $140,619,569)		187,024,306

Investment Company—0.01%
SPDR S&P 500 ETF Trust (Cost $9,425)	79	10,468

TOTAL INVESTMENTS—100.01% (Cost $140,628,994)		187,034,774

OTHER ASSETS LESS LIABILITIES—(0.01)%		(6,260)

NET ASSETS—100.00%		$187,028,514

Investment Abbreviations:

ADR	— American Depositary Receipt

ETF	— Exchange-Traded Fund

SPDR	— Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Capital Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen V.I. Capital Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Van Kampen V.I. Capital Growth Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$187,034,774	$—	$—	$187,034,774

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $53,320,952 and $82,615,186, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,232,379
Aggregate unrealized (depreciation) of investment securities	(657,355)

Net unrealized appreciation of investment securities	$43,575,024

Cost of investments for tax purposes is $143,459,750.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco V.I. Large Cap Growth Fund (the “Target Fund”) in exchange for shares of the Fund.
Invesco Van Kampen V.I. Capital Growth Fund

          The Target Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco Van Kampen V.I. Capital Growth Fund

Invesco Van Kampen V.I. Comstock Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-VICOM-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.81%(a)

Aerospace & Defense—1.97%
Honeywell International, Inc.	427,586	$25,531,160
Textron Inc.	514,267	14,085,773

		39,616,933

Aluminum—1.60%
Alcoa Inc.	1,818,054	32,088,653

Asset Management & Custody Banks—2.37%
Bank of New York Mellon Corp. (The)	1,282,373	38,304,481
State Street Corp.	207,217	9,312,332

		47,616,813

Automobile Manufacturers—0.70%
General Motors Co. (b)	454,609	14,106,517

Cable & Satellite—6.02%
Comcast Corp. -Class A	3,086,556	76,299,664
DIRECTV, Class A (b)	279,600	13,085,280
Time Warner Cable Inc.	441,599	31,503,673

		120,888,617

Communications Equipment—0.75%
Cisco Systems, Inc.	876,890	15,038,663

Computer Hardware—3.37%
Dell Inc. (b)	1,642,090	23,826,726
Hewlett-Packard Co.	1,072,365	43,934,794

		67,761,520

Data Processing & Outsourced Services—0.30%
Western Union Co.	289,221	6,007,120

Department Stores—0.32%
Macy’s, Inc.	263,517	6,392,922

Diversified Banks—1.97%
U.S. Bancorp	487,887	12,894,854
Wells Fargo & Co.	843,772	26,747,572

		39,642,426

Drug Retail—1.42%
CVS Caremark Corp.	832,033	28,555,372

Electric Utilities—1.71%
American Electric Power Co., Inc.	134,106	4,712,485
FirstEnergy Corp.	373,439	13,850,852
PPL Corp.	625,329	15,820,824

		34,384,161

Electrical Components & Equipment—0.79%
Emerson Electric Co.	273,251	15,966,056

General Merchandise Stores—0.61%
Target Corp.	245,890	12,296,959

Health Care Distributors—1.35%
Cardinal Health, Inc.	658,643	27,089,987

Home Improvement Retail—1.76%
Home Depot, Inc. (The)	468,530	17,363,722
Lowe’s Cos., Inc.	677,336	17,901,990

		35,265,712

Household Products—0.30%
Procter & Gamble Co. (The)	98,811	6,086,758

Hypermarkets & Super Centers—1.10%
Wal-Mart Stores, Inc.	424,257	22,082,577

Industrial Conglomerates—1.89%
General Electric Co.	1,368,293	27,434,275
Tyco International Ltd.	237,617	10,638,113

		38,072,388

Industrial Machinery—1.62%
Ingersoll-Rand PLC (Ireland)	673,665	32,544,756

Integrated Oil & Gas—6.45%
BP PLC -ADR (United Kingdom)	495,889	21,888,540
Chevron Corp.	427,741	45,952,216
ConocoPhillips	122,987	9,821,742
Royal Dutch Shell PLC -ADR (Netherlands)	505,912	36,860,748
Total SA -ADR (France)	247,604	15,096,416

		129,619,662

Integrated Telecommunication Services—2.98%
AT&T Inc.	842,628	25,784,417
Verizon Communications Inc.	884,022	34,070,208

		59,854,625

Internet Software & Services—3.32%
eBay Inc. (b)	1,149,007	35,665,177
Yahoo! Inc. (b)	1,863,589	31,028,757

		66,693,934

Investment Banking & Brokerage—2.34%
Goldman Sachs Group, Inc. (The)	152,815	24,216,593
Morgan Stanley	832,239	22,736,769

		46,953,362

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Comstock Fund

	Shares	Value

IT Consulting & Other Services—0.41%
Accenture PLC, Class A (Ireland)	151,664	$8,336,970

Life & Health Insurance—2.79%
Aflac, Inc.	150,720	7,955,002
MetLife, Inc.	643,181	28,769,486
Torchmark Corp.	292,356	19,435,827

		56,160,315

Managed Health Care—2.67%
UnitedHealth Group, Inc.	869,214	39,288,473
WellPoint Inc.	206,477	14,410,030

		53,698,503

Movies & Entertainment—5.85%
News Corp. -Class B	1,542,061	28,713,176
Time Warner Inc.	684,870	24,449,859
Viacom Inc. -Class B	1,382,262	64,302,828

		117,465,863

Multi-Utilities—0.28%
Sempra Energy	104,530	5,592,355

Oil & Gas Drilling—0.60%
Noble Corp. (Switzerland)	263,989	12,043,178

Oil & Gas Equipment & Services—4.17%
Halliburton Co.	1,103,504	54,998,639
Weatherford International Ltd. (Switzerland)(b)	1,270,814	28,720,397

		83,719,036

Other Diversified Financial Services—6.08%
Bank of America Corp.	2,592,394	34,556,612
Citigroup Inc.	6,308,673	27,884,335
JPMorgan Chase & Co.	1,294,199	59,662,574

		122,103,521

Packaged Foods & Meats—4.04%
Kraft Foods Inc. -Class A	1,363,293	42,752,868
Unilever N.V. -New York Shares (Netherlands)	1,225,608	38,435,067

		81,187,935

Paper Products—2.97%
International Paper Co.	1,980,761	59,779,367

Personal Products—0.41%
Avon Products, Inc.	306,275	8,281,676

Pharmaceuticals—7.97%
Abbott Laboratories	243,461	11,941,762
Bristol-Myers Squibb Co.	1,438,206	38,011,784
GlaxoSmithKline PLC -ADR (United Kingdom)	439,549	16,883,077
Merck & Co., Inc.	888,872	29,341,665
Pfizer Inc.	2,558,386	51,960,820
Roche Holding AG -ADR (Switzerland)	335,628	12,033,237

		160,172,345

Property & Casualty Insurance—3.26%
Allstate Corp. (The)	126,228	4,011,526
Chubb Corp. (The)	612,430	37,548,083
Travelers Cos., Inc. (The)	404,074	24,034,322

		65,593,931

Regional Banks—1.34%
PNC Financial Services Group, Inc.	426,138	26,842,433

Semiconductor Equipment—0.60%
KLA-Tencor Corp.	254,861	12,072,766

Semiconductors—0.55%
Intel Corp.	546,759	11,028,129

Soft Drinks—1.29%
Coca-Cola Co. (The)	280,585	18,616,815
PepsiCo, Inc.	112,805	7,265,770

		25,882,585

Specialty Stores—0.65%
Staples, Inc.	676,417	13,136,018

Systems Software—1.97%
Microsoft Corp.	1,562,813	39,632,938

Wireless Telecommunication Services—0.90%
Vodafone Group PLC -ADR (United Kingdom)	632,141	18,174,054

Total Common Stocks & Other Equity Interests (Cost $1,887,049,007)		1,925,530,411

Money Market Funds—3.82%
Liquid Assets Portfolio — Institutional Class (c)	38,388,643	38,388,643
Premier Portfolio — Institutional Class (c)	38,388,642	38,388,642

Total Money Market Funds (Cost $76,777,285)		76,777,285

TOTAL INVESTMENTS—99.63% (Cost $1,963,826,292)		2,002,307,696

OTHER ASSETS LESS LIABILITIES—0.37%		7,345,438

NET ASSETS—100.00%		$2,009,653,134

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen V.I. Comstock Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the three months ended March 31, 2011, there were no significant transfers between investment levels.
Invesco Van Kampen V.I. Comstock Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,990,274,459	$12,033,237	$—	$2,002,307,696

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $172,912,114 and $136,843,088, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$188,325,696
Aggregate unrealized (depreciation) of investment securities	(159,886,514)

Net unrealized appreciation of investment securities	$28,439,182

Cost of investments for tax purposes is $1,973,868,514.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco V.I. Value Fund (the “Target Fund”) in exchange for shares of the Fund.
     The Target Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco Van Kampen V.I. Comstock Fund

Invesco Van Kampen V.I. Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-VIEQI-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—64.68%

Air Freight & Logistics—0.33%
FedEx Corp.	29,999	$2,806,407

Asset Management & Custody Banks—0.71%
State Street Corp.	135,393	6,084,561

Automobile Manufacturers—0.55%
Ford Motor Co. (b)	160,490	2,392,906
General Motors Co. (b)	72,650	2,254,329

		4,647,235

Cable & Satellite—2.11%
Comcast Corp. -Class A	426,392	10,540,410
Time Warner Cable, Inc.	104,322	7,442,332

		17,982,742

Communications Equipment—0.55%
Cisco Systems, Inc.	272,821	4,678,880

Computer Hardware—1.80%
Dell, Inc. (b)	473,547	6,871,167
Hewlett-Packard Co.	207,430	8,498,407

		15,369,574

Consumer Electronics—0.64%
Sony Corp. — ADR (Japan)	170,497	5,426,920

Data Processing & Outsourced Services—0.75%
Western Union Co.	308,358	6,404,596

Diversified Banks—1.02%
U.S. Bancorp	129,177	3,414,148
Wells Fargo & Co.	166,135	5,266,480

		8,680,628

Diversified Chemicals—1.31%
Dow Chemical Co. (The)	146,949	5,547,325
PPG Industries, Inc.	59,400	5,655,474

		11,202,799

Diversified Support Services—0.36%
Cintas Corp.	101,681	3,077,884

Drug Retail—0.98%
Walgreen Co.	207,713	8,337,600

Electric Utilities—2.34%
American Electric Power Co., Inc.	286,387	10,063,639
Edison International	84,843	3,104,405
Entergy Corp.	45,418	3,052,544
FirstEnergy Corp.	99,960	3,707,517

		19,928,105

Food Distributors—0.68%
Sysco Corp.	210,259	5,824,174

Health Care Distributors—0.43%
Cardinal Health, Inc.	89,730	3,690,595

Health Care Equipment—0.54%
Covidien PLC (Ireland)	27,211	1,413,339
Medtronic, Inc.	81,542	3,208,678

		4,622,017

Health Care Facilities—0.11%
HCA Holdings, Inc. (b)	28,368	960,824

Home Improvement Retail—0.93%
Home Depot, Inc. (The)	212,996	7,893,632

Household Products—1.59%
Energizer Holdings, Inc. (b)	30,067	2,139,568
Procter & Gamble Co. (The)	185,846	11,448,113

		13,587,681

Human Resource & Employment Services—0.72%
Manpower Inc.	55,389	3,482,860
Robert Half International, Inc.	85,853	2,627,102

		6,109,962

Industrial Conglomerates—4.13%
General Electric Co.	1,181,776	23,694,609
Tyco International Ltd.	257,133	11,511,844

		35,206,453

Industrial Machinery—0.82%
Dover Corp.	9,081	596,985
Ingersoll-Rand PLC (Ireland)	132,094	6,381,461

		6,978,446

Insurance Brokers—1.89%
Marsh & McLennan Cos., Inc.	539,503	16,082,584

Integrated Oil & Gas—5.37%
ConocoPhillips	47,691	3,808,603
Exxon Mobil Corp.	76,795	6,460,763
Hess Corp.	120,991	10,309,643
Occidental Petroleum Corp.	134,354	14,038,650
Royal Dutch Shell PLC -ADR (United Kingdom)	153,077	11,153,190

		45,770,849

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Shares	Value

Integrated Telecommunication Services—0.76%
Verizon Communications Inc.	166,913	$6,432,827

Internet Software & Services—2.13%
eBay Inc. (b)	389,863	12,101,347
Yahoo! Inc. (b)	362,286	6,032,062

		18,133,409

Investment Banking & Brokerage—1.98%
Charles Schwab Corp. (The)	457,563	8,249,861
Morgan Stanley	316,002	8,633,175

		16,883,036

IT Consulting & Other Services—0.58%
Amdocs Ltd. (b)	170,772	4,926,772

Life & Health Insurance—0.52%
Principal Financial Group, Inc.	138,459	4,445,919

Managed Health Care—1.42%
UnitedHealth Group, Inc.	267,953	12,111,476

Movies & Entertainment—2.78%
Time Warner Inc.	258,626	9,232,948
Viacom Inc. -Class B	311,057	14,470,372

		23,703,320

Office Services & Supplies—0.66%
Avery Dennison Corp.	133,616	5,606,527

Oil & Gas Equipment & Services—1.73%
Baker Hughes Inc.	32,348	2,375,314
Cameron International Corp. (b)	40,676	2,322,600
Schlumberger Ltd.	107,801	10,053,521

		14,751,435

Oil & Gas Exploration & Production—2.67%
Anadarko Petroleum Corp.	160,875	13,178,880
Devon Energy Corp.	69,395	6,368,379
Noble Energy, Inc.	33,369	3,225,114

		22,772,373

Oil & Gas Storage & Transportation—0.35%
Williams Cos., Inc. (The)	96,405	3,005,908

Other Diversified Financial Services—5.33%
Bank of America Corp.	762,733	10,167,231
Citigroup Inc. (b)	1,822,955	8,057,461
JPMorgan Chase & Co.	589,053	27,155,343

		45,380,035

Packaged Foods & Meats—1.69%
Kraft Foods Inc. -Class A	241,147	7,562,370
Unilever N.V. — New York Shares (Netherlands)	217,892	6,833,093

		14,395,463

Personal Products—1.02%
Avon Products, Inc.	320,030	8,653,611

Pharmaceuticals—3.83%
Abbott Laboratories	70,600	3,462,930
Bristol-Myers Squibb Co.	319,083	8,433,364
Merck & Co., Inc.	134,107	4,426,872
Pfizer, Inc.	666,144	13,529,385
Roche Holding AG — ADR (Switzerland)	77,189	2,767,449

		32,620,000

Property & Casualty Insurance—0.46%
Chubb Corp. (The)	64,236	3,938,309

Regional Banks—2.27%
BB&T Corp.	114,090	3,131,770
Fifth Third Bancorp	209,637	2,909,762
PNC Financial Services Group, Inc.	161,368	10,164,570
Regions Financial Corp.	433,900	3,150,114

		19,356,216

Semiconductors—0.53%
Intel Corp.	225,130	4,540,872

Soft Drinks—0.81%
Coca-Cola Co. (The)	61,283	4,066,127
Coca-Cola Enterprises, Inc.	103,481	2,825,031

		6,891,158

Specialty Chemicals—0.36%
LyondellBasell Industries N.V. -Class A (Netherlands)(b)	77,768	3,075,724

Systems Software—1.00%
Microsoft Corp.	336,439	8,532,093

Wireless Telecommunication Services—1.14%
Vodafone Group PLC — ADR (United Kingdom)	337,485	9,702,694

Total Common Stocks & Other Equity Interests (Cost$459,108,765)		551,214,325

	Principal
	Amount

Bonds & Notes—20.40%

Advertising—0.43%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Putable Notes,
4.25%, 03/15/12(c)	$1,805,000	2,071,237

4.75%, 03/15/13(c)	1,148,000	1,453,655

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Advertising—(continued)
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$100,000	$116,990

		3,641,882

Aerospace & Defense—0.02%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	160,000	152,978

Agricultural Products—0.03%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	215,000	224,387

Airlines—0.06%
Continental Airlines, Inc.-Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	270,000	263,756
Delta Air Lines, Inc.-Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	227,307	237,110

		500,866

Alternative Carriers—0.09%
TW Telecom Inc., Sr. Unsec. Conv. Putable Deb., 2.38%, 04/01/13(c)	611,000	729,381

Application Software—0.12%
Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	187,806
Cadence Design Systems, Inc.-Series B, Sr. Unsec. Conv. Global Notes, 1.50%, 12/15/13	860,000	830,975

		1,018,781

Asset Management & Custody Banks—0.56%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.95%, 08/15/13(c)	2,511,000	2,959,841
Janus Capital Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/15/14	1,501,000	1,808,705

		4,768,546

Auto Parts & Equipment—0.37%
Borg Warner Automotive, Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/15/12	1,291,000	3,162,950

Automobile Manufacturers—0.02%
Daimler Finance North America LLC, Unsec. Gtd. Unsub. Global Notes, 7.30%, 01/15/12	170,000	178,590

Automotive Retail—0.14%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	525,000	550,594
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	360,000	403,134
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	230,000	227,741

		1,181,469

Biotechnology—1.68%
Cephalon, Inc., Sr. Unsec. Conv. Sub. Notes, 2.50%, 05/01/14	3,570,000	4,279,538
Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	3,628,000	3,836,610
Gilead Sciences, Inc., Sr. Conv. Notes, 1.63%, 05/01/16(d)	5,305,000	6,167,062

		14,283,210

Brewers—0.11%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes,
7.20%, 01/15/14	215,000	244,504
3.63%, 04/15/15	340,000	352,751
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(d)	295,000	312,134

		909,389

Broadcasting—0.01%
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(d)	50,000	63,247

Cable & Satellite—0.18%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	400,000	437,494
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	410,000	453,562
Time Warner Cable Inc.,
Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	200,000	250,475
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	405,000	380,429

		1,521,960

Casinos & Gaming—0.83%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	3,656,000	4,213,540
MGM Resorts International, Sr. Unsec. Gtd. Notes, 4.25%, 04/15/15(d)	2,731,000	2,891,446

		7,104,986

Communications Equipment—1.23%
Alcatel-Lucent USA, Inc.-Series B, Sr. Unsec. Gtd. Conv. Putable Notes, 2.88%, 06/15/13(c)	5,437,000	5,287,483

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Communications Equipment—(continued)
Ciena Corp., Sr. Unsec. Conv. Notes, 0.25%, 05/01/13	$2,060,000	$2,111,500
JDS Uniphase Corp., Sr. Unsec. Conv. Putable Notes,
1.00%, 05/15/13(c)(d)	1,100,000	1,197,625
1.00%, 05/15/13(c)	1,624,000	1,768,130
Juniper Networks, Inc., Sr. Unsec. Notes, 4.60%, 03/15/21	105,000	104,630

		10,469,368

Computer & Electronics Retail—0.04%
Best Buy Co. Inc., Sr. Unsec. Notes, 5.50%, 03/15/21	365,000	358,926

Computer Storage & Peripherals—0.70%
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	6,064,000	5,980,620

Construction & Farm Machinery & Heavy Trucks—0.10%
Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	556,000	842,340

Construction Materials—0.70%
Cemex S.A.B. de C.V. (Mexico),
4.88%, 03/15/15	3,900,000	3,997,500
3.75%, 03/15/18(d)	1,800,000	1,878,750
Holcim U.S. Finance Sarl & Cie SCS (Luxembourg), Unsec. Gtd. Unsub. Notes, 6.00%, 12/30/19(d)	85,000	89,187

		5,965,437

Consumer Finance—0.06%
Capital One Bank USA N.A., Sub. Notes, 8.80%, 07/15/19	400,000	501,302

Department Stores—0.03%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	235,000	241,463

Diversified Banks—1.20%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 3.88%, 11/10/14(d)	210,000	208,859
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	500,000	512,161
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	360,000	367,567
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	485,000	549,470
Unsec. Sub. Global Notes, 5.14%, 10/14/20	275,000	261,122
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 5.00%, 10/15/19(d)	285,000	292,608
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	550,000	557,735
Unsec. Sub. Global Notes, 6.00%, 02/15/18	70,000	74,457
Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(d)	390,000	387,323
HBOS PLC (United Kingdom)-Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(d)	325,000	314,206
HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20(d)	565,000	545,147
HSBC Finance Corp., Sr. Unsec. Global Notes, 6.75%, 05/15/11	120,000	120,813
7.00%, 05/15/12	445,000	473,638
Korea Development Bank (South Korea), Sr. Unsec. Gtd. Global Notes, 4.38%, 08/10/15	200,000	205,342
Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	580,000	596,737
Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(d)	185,000	184,911
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(d)	190,000	196,123
Nordea Bank AB (Sweden), Sr. Notes, 4.88%, 01/27/20(d)	245,000	249,669
Rabobank Nederland N.V. (Netherlands)-Series G, Sr. Unsec. Medium-Term Notes, 4.75%, 01/15/20(d)	490,000	499,888
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	420,000	436,391
Santander US Debt SA Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(d)	200,000	192,470
Societe Generale (France), Sr. Unsec. Notes, 2.50%, 01/15/14(d)	705,000	699,621
Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(d)	100,000	109,320
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(d)	255,000	260,126
U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	480,000	487,345
U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(e)	450,000	459,359
Wells Fargo & Co., Sr. Unsec. Notes, 5.63%, 12/11/17	530,000	577,775
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	400,000	404,281

		10,224,464

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Diversified Capital Markets—0.05%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	$170,000	$178,439
UBS AG (Switzerland), Sr. Unsec. Global Notes, 5.88%, 12/20/17	225,000	245,177

		423,616

Diversified Metals & Mining—0.11%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(d)	200,000	264,129
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	305,000	336,167
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	265,000	348,485

		948,781

Diversified Real Estate Activities—0.00%
Brookfield Asset Management, Inc. (Canada), Sr. Unsec. Notes, 7.13%, 06/15/12	10,000	10,520

Diversified REIT’s—0.12%
Dexus Diversified/Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(d)	995,000	991,104

Drug Retail—0.05%
CVS Caremark Corp.,
Sec. Global Pass-Through Ctfs., 6.04%, 12/10/28	348,575	365,592
Sec. Pass Through Ctfs., 8.35%, 07/10/31(d)	33,997	40,063

		405,655

Electric Utilities—0.08%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(d)	125,000	127,178
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(d)	325,000	328,206
Iberdola Finance Ireland Ltd. (Ireland), Unsec. Gtd. Unsub. Gtd. Notes, 3.80%, 09/11/14(d)	125,000	127,063
Ohio Power Co. -Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	100,000	106,410

		688,857

Electronic Components—0.01%
Corning, Inc., Sr. Unsec. Notes,
6.63%, 05/15/19	35,000	40,367
7.25%, 08/15/36	55,000	63,184

		103,551

Environmental & Facilities Services—0.04%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	340,000	366,504

Food Retail—0.16%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	165,000	179,656
Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	595,000	565,378
WM Wrigley Jr. Co., Sr. Sec. Gtd. Floating Rate Notes, 1.68%, 06/28/11(d) (e)	650,000	650,435

		1,395,469

General Merchandise Stores—0.04%
Family Dollar Stores Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	375,000	368,644

Gold—0.07%
Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(d)	665,000	636,566

Health Care Equipment—0.40%
Boston Scientific Corp., Sr. Unsec. Notes, 5.45%, 06/15/14	410,000	437,615
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	300,000	310,587
Kinetic Concepts Inc., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 04/15/15(d)	524,000	654,345
Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	1,804,000	2,040,775

		3,443,322

Health Care Facilities—0.43%
Lifepoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	3,439,000	3,679,730

Health Care Services—0.37%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	840,000	880,253
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	190,000	187,725
Omnicare Inc.,
Sr. Conv. Sub. Notes, 3.75%, 12/15/25	971,000	1,256,231
Series OCR, Sr. Unsec. Gtd. Conv. Putable Deb., 3.25%, 12/15/15(c)	863,000	804,748

		3,128,957

Home Improvement Retail—0.02%
Home Depot, Inc., Sr. Unsec. Global Notes, 5.88%, 12/16/36	210,000	209,511

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines—0.43%
Gaylord Entertainment Co., Sr. Gtd. Conv. Notes, 3.75%, 10/01/14(d)	$2,192,000	$3,131,820
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	515,000	510,494

		3,642,314

Hypermarkets & Super Centers—0.01%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	45,000	51,036

Industrial Conglomerates—0.67%
General Electric Capital Corp.,
Sr. Unsec. Medium-Term Global Notes, 5.88%, 01/14/38	120,000	118,285
Series A, Sr. Unsec. Medium-Term Global Notes, 5.63%, 05/01/18	295,000	320,437
Series G, Sr. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	3,150,000	3,250,662
Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	65,000	71,293
General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	440,000	479,684
NBC Universal Media LLC,
2.10%, 04/01/14(d)	200,000	199,247
5.95%, 04/01/41(d)	190,000	185,770
Textron Inc., Sr. Unsec. Conv. Notes, 4.50%, 05/01/13	503,000	1,078,935

		5,704,313

Integrated Oil & Gas—0.03%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	170,000	162,569
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	110,000	112,857

		275,426

Integrated Telecommunication Services—0.22%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	3,000	3,769
AT&T, Inc.,
Sr. Unsec. Global Notes, 6.15%, 09/15/34	125,000	125,951
Sr. Unsec. Notes, 5.35%, 09/01/40(d)	97,000	87,125
Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	140,000	183,445
NBC Universal Media LLC, Sr. Unsec. Notes, 5.15%, 04/30/20(d)	160,000	165,246
Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes,
7.00%, 06/04/18	325,000	353,273
7.18%, 06/18/19	140,000	153,307
Verizon Communications Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	155,000	154,326
Verizon Communications, Inc., Sr. Unsec. Global Notes,
6.35%, 04/01/19	235,000	268,328
8.95%, 03/01/39	280,000	384,930

		1,879,700

Internet Retail—0.05%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	430,000	436,134

Investment Banking & Brokerage—1.19%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	465,000	469,830
Goldman Sachs Group Inc. (The),
Sr. Unsec. Conv. Medium-Term Notes, 1.00%, 03/15/17(d)	3,328,000	3,299,446
Sr. Unsec. Global Notes, 6.15%, 04/01/18	805,000	872,295
Unsec. Sub. Global Notes, 6.75%, 10/01/37	365,000	365,921
Jefferies Group, Inc.,
Sr. Unsec. Conv. Putable Notes, 3.88%, 11/01/17(c)	2,041,200	2,130,502
Sr. Unsec. Notes, 6.88%, 04/15/21	405,000	432,557
MF Global Holdings Ltd.,
Sr. Unsec. Conv. Notes, 1.88%, 02/01/16	628,000	647,625
Sr. Unsec. Conv. Putable Notes, 9.00%, 07/01/13(c)	295,000	353,631
Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	610,000	618,441
Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	702,503
5.75%, 01/25/21	220,000	220,940

		10,113,691

Life & Health Insurance—0.15%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	250,000	259,770
MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	410,000	410,185
Pacific LifeCorp., Sr. Notes, 6.00%, 02/10/20(d)	175,000	185,339
Prudential Financial Inc.-Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	70,000	82,193
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Life & Health Insurance—(continued)
Prudential Financial, Inc., Series D, Sr. Unsec. Medium-Term Notes,
4.75%, 09/17/15	$230,000	$245,148
6.63%, 12/01/37	95,000	103,446

		1,286,081

Life Sciences Tools & Services—0.43%
Life Technologies Corp., Sr. Unsec. Conv. Putable Notes, 1.50%, 02/15/12(c)	3,143,000	3,661,595

Managed Health Care—0.10%
Aetna, Inc., Sr. Unsec. Notes, 3.95%, 09/01/20	550,000	533,081
WellPoint, Inc., Sr. Unsec. Notes, 4.35%, 08/15/20	335,000	334,671

		867,752

Movies & Entertainment—0.61%
Liberty Media LLC, Sr. Unsec. Conv. Putable Notes, 3.13%, 03/30/13(c)	4,223,200	5,036,166
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	120,000	134,007

		5,170,173

Multi-Line Insurance—0.08%
AIG SunAmerica Global Financing VI, Sr. Sec. Notes, 6.30%, 05/10/11(d)	405,000	407,077
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	295,000	304,057

		711,134

Multi-Utilities—0.01%
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	105,000	120,349

Office REIT’s—0.04%
Digital Realty Trust LP, Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	305,000	313,359

Oil & Gas Equipment & Services—0.14%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Putable Notes, 3.25%, 12/15/12(c)	1,208,000	1,218,570

Oil & Gas Exploration & Production—0.04%
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	335,000	340,838

Oil & Gas Storage & Transportation—0.08%
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	100,000	103,630
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	220,000	247,668
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	120,000	141,043
Texas Eastern Transmission LP, Sr. Unsec. Notes, 7.00%, 07/15/32	165,000	192,502

		684,843

Other Diversified Financial Services—1.05%
Bank of America Corp., Sr. Unsec. Global Notes,
5.75%, 12/01/17	865,000	914,907
7.63%, 06/01/19	70,000	80,918
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	280,000	293,766
Bear Stearns Cos. LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	285,000	331,716
Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	1,500,000	1,524,644
Citigroup Funding Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	3,090,000	3,167,710
Citigroup Inc., Sr. Unsec. Global Notes,
6.13%, 11/21/17	460,000	502,426
8.50%, 05/22/19	415,000	510,714
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(d)	290,000	295,053
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes, 4.40%, 07/22/20	360,000	348,492
Sr. Unsec. Notes, 6.00%, 01/15/18	590,000	648,164
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	285,000	318,010

		8,936,520

Packaged Foods & Meats—0.12%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(d)	270,000	270,537
Kraft Foods Inc., Sr. Unsec. Global Notes,
5.38%, 02/10/20	200,000	211,452
7.00%, 08/11/37	275,000	310,543
Sr. Unsec. Notes, 6.88%, 01/26/39	180,000	200,220

		992,752

Pharmaceuticals—0.99%
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	1,493,000	2,108,862

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Pharmaceuticals—(continued)
GlaxoSmithKline Capital Inc., Sr. Unsec. Gtd. Global Bonds,
5.65%, 05/15/18	$75,000	$84,397
6.38%, 05/15/38	70,000	78,922
Merck & Co. Inc., Sr. Unsec. Global Notes, 5.00%, 06/30/19	280,000	304,396
Mylan Labs Inc., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 03/15/12	2,850,000	3,152,812
Pfizer Inc., Sr. Unsec. Global Notes, 6.20%, 03/15/19	650,000	747,558
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 2.75%, 05/15/15	1,835,000	1,984,094

		8,461,041

Property & Casualty Insurance—0.02%
Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	180,000	171,442

Railroads—0.06%
CSX Corp., Sr. Unsec. Global Notes,
6.15%, 05/01/37	75,000	79,712
Sr. Unsec. Notes, 5.50%, 04/15/41	325,000	315,058
Union Pacific Corp., Sr. Unsec. Notes, 6.13%, 02/15/20	105,000	120,637

		515,407

Regional Banks—0.18%
Key Bank NA, Sr. Unsec. Gtd. Global Notes, 3.20%, 06/15/12	500,000	516,258
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(d)	485,000	502,095
PNC Funding Corp.,
Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	330,000	347,846
Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	165,000	191,933

		1,558,132

Restaurants—0.03%
Yum! Brands, Inc.,
Sr. Unsec. Global Bonds, 6.25%, 03/15/18	100,000	112,571
Sr. Unsec. Notes, 5.30%, 09/15/19	155,000	164,876

		277,447

Retail REIT’s—0.03%
WEA Finance LLC, Sr. Gtd. Notes, 7.13%, 04/15/18(d)	225,000	260,783

Semiconductors—1.13%
Linear Technologies Corp., Sr. Unsec. Conv. Putable Notes, 3.00%, 05/01/14(d)	1,193,000	1,286,949
Linear Technology Corp. -Class A, Sr. Unsec. Conv. Global Putable Notes, 3.00%, 05/01/14(c)	819,000	883,496
Micron Technology, Inc., Sr. Unsec. Conv. Notes, 1.88%, 06/01/14	3,994,000	4,363,445
Xilinx Inc.
Jr. Unsec. Conv. Sub. Notes,
3.13%, 03/15/37	1,330,000	1,554,437
3.13%, 03/15/37(d)	1,302,000	1,521,713

		9,610,040

Sovereign Debt—0.04%
Republic of Italy (Italy), Sr. Unsec. Global Notes, 6.88%, 09/27/23	290,000	328,911

Specialized REIT’s—0.05%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	430,000	423,281

Steel—0.45%
Allegheny Technologies Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/01/14	1,285,000	2,266,419
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	410,000	520,927
Sr. Unsec. Global Notes,
3.75%, 08/05/15	515,000	519,728
5.50%, 03/01/21	75,000	74,034
6.75%, 03/01/41	75,000	73,399
Vale Overseas Ltd. (Cayman Islands),
5.63%, 09/15/19	160,000	168,194
6.88%, 11/10/39	160,000	171,613

		3,794,314

Systems Software—0.49%
Symantec Corp. -Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	3,445,000	4,172,756

Thrifts & Mortgage Finance—0.18%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	1,433,000	1,572,717

Trucking—0.03%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	245,000	246,974

Wireless Telecommunication Services—0.61%
American Tower Corp.,
4.63%, 04/01/15	125,000	129,976

Sr. Unsec. Notes, 4.50%, 01/15/18	295,000	289,701

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Wireless Telecommunication Services—(continued)
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Unsec. Gtd. Conv. Pfd. Putable Notes, 8.25%, 12/01/17(c)(d)	$1,342,000	$1,484,587
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15 (d)	320,000	321,200
SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	2,578,000	2,951,810

		5,177,274

Total Bonds & Notes (Cost $157,036,121)		173,804,428

U.S. Treasury Securities—6.57%

U.S. Treasury Bills—0.04%
0.17%, 04/28/11(f)(g)	320,000	319,960

U.S. Treasury Notes—4.25%
1.50%, 12/31/13	500,000	504,688
1.75%, 03/31/14	2,300,000	2,333,063
2.63%, 07/31/14	1,000,000	1,038,906
2.38%, 10/31/14	14,100,000	14,494,359
2.13%, 11/30/14	4,700,000	4,785,922
2.25%, 01/31/15	6,000,000	6,124,687
2.63%, 04/30/16	2,000,000	2,035,625
4.00%, 08/15/18	3,055,000	3,268,850
3.63%, 08/15/19	1,260,000	1,302,919
3.38%, 11/15/19	300,000	303,281

		36,192,300

U.S. Treasury Bonds—2.28%
8.13%, 08/15/21	2,700,000	3,794,766
6.63%, 02/15/27	2,500,000	3,236,328
5.38%, 02/15/31	8,800,000	10,066,375
4.25%, 05/15/39	250,000	239,805
4.63%, 02/15/40	200,000	203,937
4.25%, 11/15/40	2,000,000	1,912,500

		19,453,711

Total U.S. Treasury Securities (Cost $55,091,941)		55,965,971

	Shares

Preferred Stocks—2.23%

Agricultural Products—0.36%
Archer-Daniels-Midland Co., 6.25% Pfd.	58,850	2,657,077
Nielsen Holdings N.V., 6.25%. Pfd. (Netherlands)	7,510	429,009

		3,086,086

	Shares	Value

Health Care Facilities—0.22%
HealthSouth Corp. — Series A, 6.50% Pfd.	1,785	$1,881,390

Health Care Services—0.14%
Omnicare Capital Trust II -Series B, 4.00% Pfd.	26,407	1,188,315

Household Appliances—0.17%
Stanley Black & Decker, 4.75% Pfd.	12,300	1,472,802

Multi-Utilities—0.25%
CenterPoint Energy, Inc., 3.22% Pfd.	62,215	2,150,306

Oil & Gas Storage & Transportation—0.50%
El Paso Energy Capital Trust I, 4.75% Pfd.	95,499	4,225,831

Regional Banks—0.40%
KeyCorp. -Series A, 7.75% Pfd.	30,290	3,404,596

Trucking—0.19%
Swift Mandatory Common Exchange Security Trust, 6.00% Pfd.(d)	114,220	1,617,926

Total Preferred Stocks (Cost $15,239,214)		19,027,252

	Principal
	Amount

U.S. Government Sponsored Agency Securities—0.73%

Federal Home Loan Mortgage Corp. (FHLMC)—0.54%
6.50%, 02/01/26	$6,598	7,474
Sr. Unsec. Global Bonds, 6.75%, 03/15/31	650,000	831,608
Sr. Unsec. Global Notes, 3.00%, 07/28/14	900,000	942,554
5.00%, 04/18/17	1,500,000	1,682,581
Unsec. Global Notes, 4.88%, 06/13/18	1,000,000	1,113,155

		4,577,372

Federal National Mortgage Association (FNMA)—0.19%
Sr. Unsec. Global Notes, 4.38%, 10/15/15	1,520,000	1,661,046

Total U.S. Government Sponsored Agency Securities (Cost $6,061,561)		6,238,418

Municipal Obligation—0.02%
Texas (State of) Transportation Commission, Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26 (Cost $205,000)	205,000	202,831

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—0.00%

Federal National Mortgage Association (FNMA)—0.00%
Pass Through Ctfs., 9.50%, 04/01/30 (Cost $15,190)	$13,588	$16,392

	Shares

Money Market Funds—5.18%
Liquid Assets Portfolio — Institutional Class (h)	22,071,547	22,071,547
Premier Portfolio — Institutional Class (h)	22,071,547	22,071,547
Total Money Market Funds (Cost $44,143,094)		44,143,094
TOTAL INVESTMENTS—99.81% (Cost $736,900,886)		850,612,711

OTHER ASSETS LESS LIABILITIES—0.19%		1,581,230

NET ASSETS—100.00%		$852,193,941

Investment Abbreviations:

ADR	— American Depositary Receipt

Conv.	— Convertible

Ctfs.	— Certificates

Deb.	— Debentures

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

RB	— Revenue Bonds

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $35,780,724, which represented 4.20% of the Fund’s Net Assets.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen V.I. Equity and Income Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations.
Invesco Van Kampen V.I. Equity and Income Fund

E.	Foreign Currency Contracts — (continued)

The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Equity and Income Fund

NOTE 2 — Additional Valuation Information — (continued)
During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$605,538,591	$8,846,080	$—	$614,384,671
U.S. Treasury Securities	—	55,965,971	—	55,965,971
U.S. Government Sponsored Securities	—	6,254,810	—	6,254,810
Corporate Debt Securities	—	173,804,428	—	173,804,428
Municipal Obligations	—	202,831	—	202,831

	$605,538,591	$245,074,120	$—	$850,612,711
Futures*	(10,244)	—	—	(10,244)

Total Investments	$605,528,347	$245,074,120	$—	$850,602,467

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Instruments

Open Futures Contracts at Period-End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	57	June-2011/Long	$12,433,125	$4,333
Subtotal			$12,433,125	$4,333
U.S. Treasury 5 Year Notes	92	June-2011/Short	(10,744,594)	(8,818)
U.S. Treasury 10 Year Notes	45	June-2011/Short	(5,356,406)	(2,920)
U.S. Treasury Long Bonds	50	June-2011/Short	(6,009,375)	(2,839)
Subtotal			$(22,110,375)	$(14,577)

Total				$(10,244)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $64,786,508 and $56,426,054, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$120,421,065

Aggregate unrealized (depreciation) of investment securities	(10,341,461)

Net unrealized appreciation of investment securities	$110,079,604

Cost of investments for tax purposes is $740,533,107.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund (the “Target Funds”) in exchange for shares of the Fund.
          The Target Funds’ shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Target Funds received a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds liquidated and ceased operations.
Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Global Tactical
Asset Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011
                     VK-VIGTAA-QTR-1  03/11  Invesco Advisers, Inc.
invesco.com/us

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks 64.5%
Australia 1.8%
Australia and New Zealand Banking Group Ltd.	8,867	$218,174
BHP Billiton Ltd.	7,861	376,759
Coal & Allied Industries, Ltd.	851	104,764
OZ Minerals Ltd. (a)	133,668	220,119
Rio Tinto Ltd.	4,315	377,595

		1,297,411

Austria 0.9%
Andritz, AG	6,817	635,600

Bermuda 0.4%
Arch Capital Group Ltd. (a)	3,000	297,570

Canada 3.8%
Atco, Ltd., Class I	3,200	193,750
BCE, Inc.	26,400	959,059
Canadian Imperial Bank of Commerce	1,900	163,837
George Weston Ltd.	10,900	742,707
National Bank of Canada	3,100	251,933
Russel Metals, Inc.	6,800	191,550
Talisman Energy, Inc.	10,100	249,713
Tim Hortons, Inc.	1,300	58,959

		2,811,508

Denmark 1.6%
Coloplast A/S, Class B	1,184	171,350
Novo Nordisk A/S, Class B	8,338	1,045,097

		1,216,447

Finland 1.5%
Fortum Oyj	18,341	623,788
UPM-Kymmene Oyj	2,383	50,388
Wartsila Oyj	11,074	432,371

		1,106,547

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

	Shares	Value

France 0.7%
Sanofi-Aventis SA	7,749	$544,226

Germany 1.1%
Deutsche Lufthansa AG (a)	18,240	386,582
Hannover Rueckversicherung AG	7,953	434,215

		820,797

Greece 0.5%
Public Power Corp. SA	19,872	345,273

Hong Kong 1.3%
Cheung Kong Holdings Ltd.	26,000	422,810
CLP Holdings Ltd.	37,500	303,012
SJM Holdings, Ltd.	64,000	112,062
Swire Pacific Ltd., Class A	10,500	153,885

		991,769

Italy 2.4%
Enel SpA	10,330	65,117
ENI SpA	43,575	1,070,205
Terna Rete Elettrica Nationale SpA	137,534	658,957

		1,794,279

Japan 7.6%
Brother Industries, Ltd.	26,800	393,719
Canon, Inc.	14,600	635,393
DAITO Trust Construction Co., Ltd.	6,200	422,673
Fuji Heavy Industries Ltd.	139,000	895,696
Honda Motor Co., Ltd.	2,600	97,326
Makita Corp.	6,400	297,764
Mizuho Financial Group, Inc.	268,500	445,456
Seven & I Holdings Co., Ltd.	3,000	76,533
Sumitomo Corp.	53,500	764,745
Sumitomo Mitsui Financial Group, Inc.	7,900	245,605
Takeda Pharmaceutical Co., Ltd.	11,100	517,769
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

	Shares	Value

Japan (continued)
Tokio Marine Holdings, Inc.	22,400	$598,913
Yamada Denki Co., Ltd.	2,680	178,447

		5,570,039

Jersey Channel Islands 0.8%
Petrofac Ltd.	23,236	555,625

Netherlands 0.2%
STMicroelectronics NV	9,454	117,100

New Zealand 0.7%
Telecom Corp. of New Zealand Ltd.	315,135	484,531

Spain 0.7%
Banco Santander SA	44,464	518,213

Sweden 2.4%
Alfa Laval AB	17,658	383,547
Nordea Bank AB	37,156	406,768
Svenska Handelsbanken AB, Class A	28,667	940,942

		1,731,257

Switzerland 0.9%
Allied World Assurance Co. Holdings Ltd.	6,901	432,624
Banque Cantonale Vaudois	389	220,440
Novartis AG	903	48,979

		702,043

United Kingdom 5.4%
AstraZeneca PLC	14,544	667,980
BHP Billiton PLC	28,316	1,122,448
BT Group PLC	332,391	992,863
HSBC Holdings PLC	4,067	41,821
Next PLC	10,653	338,373
Rio Tinto PLC	11,255	794,130

		3,957,615

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

	Shares	Value

United States 29.8%
American Express Co.	10,700	$483,640
Amgen, Inc. (a)	8,600	459,670
Apple, Inc. (a)	500	174,225
Biogen Idec, Inc. (a)	900	66,051
Capital One Financial Corp.	4,700	244,212
Cardinal Health, Inc.	12,000	493,560
Cephalon, Inc. (a)	1,900	143,982
Chevron Corp.	12,500	1,342,875
Citigroup, Inc. (a)	40,400	178,568
Coca-Cola Enterprises, Inc.	11,000	300,300
ConocoPhillips	14,400	1,149,984
Constellation Brands, Inc., Class A (a)	3,400	68,952
Domtar Corp.	10,500	963,690
Dr. Pepper Snapple Group, Inc.	6,500	241,540
Exxon Mobil Corp.	17,200	1,447,036
Ford Motor Co. (a)	17,200	256,452
Forest Laboratories, Inc. (a)	3,600	116,280
Franklin Resources, Inc.	3,300	412,764
Gannett Co., Inc.	27,500	418,825
Goldman Sachs Group, Inc.	2,100	332,787
Humana, Inc. (a)	4,600	321,724
Huntington Ingalls Industries, Inc. (a)	1,116	46,314
IAC/InteractiveCorp (a)	30,300	935,967
International Business Machines Corp.	8,100	1,320,867
Johnson & Johnson	7,400	438,450
JPMorgan Chase & Co.	17,300	797,530
KBR, Inc.	5,600	211,512
KeyCorp	11,100	98,568
Lexmark International, Inc., Class A (a)	2,100	77,784
Limited Brands, Inc.	30,000	986,400
M & T Bank Corp.	4,300	380,421
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

	Shares	Value

United States (continued)
Macy’s, Inc.	4,200	$101,892
McDonald’s Corp.	3,500	266,315
Microsoft Corp.	45,900	1,164,024
Northrop Grumman Corp.	6,700	420,157
Oshkosh Corp. (a)	3,600	127,368
Philip Morris International, Inc.	17,900	1,174,777
PPG Industries, Inc.	1,500	142,815
Procter & Gamble Co.	5,600	344,960
R.R. Donnelley & Sons Co.	11,800	223,256
Sprint Nextel Corp. (a)	133,100	617,584
Sunoco, Inc.	1,100	50,149
Time Warner, Inc.	3,533	126,128
Travelers Cos., Inc.	3,600	214,128
TRW Automotive Holdings Corp. (a)	9,600	528,768
Tyson Foods, Inc., Class A	3,900	74,841
UnitedHealth Group, Inc.	15,800	714,160
Valero Energy Corp.	2,700	80,514
Verizon Communications, Inc.	8,800	339,152
Vishay Intertechnology, Inc. (a)	14,600	259,004

		21,880,922

Total Common Stocks 64.5%		47,378,772

Investment Companies 2.2%
United States 2.2%
iShares Barclays 3-7 Year Treasury Bond	4,200	479,556
SPDR Barclays Capital International Treasury Bond ETF	19,400	1,160,702

Total Investment Companies 2.2%		1,640,258

Total Long-Term Investments 66.7% (Cost $42,208,577)		49,019,030

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

	Shares	Value

Money Market Funds 23.6%
Liquid Assets Portfolio-Institutional Class (b)	8,663,340	$8,663,340
Premier Portfolio-Institutional Class (b)	8,663,340	8,663,340

Total Money Market Funds (Cost $17,326,680)		17,326,680

United States Government Agency Obligation 8.2%
United States Treasury Bill ($6,000,000 par, yielding 0.159%, 08/11/11 maturity) (Cost $5,996,579)		5,997,477

Total Investments 98.5% (Cost $65,531,836)		72,343,187

Foreign Currency (0.2%) (Cost $181,017)		(182,671)

Other Assets in Excess of Liabilities 1.7%		1,269,544

Net Assets 100.0%		$73,430,060

Investment Abbreviation:

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depository Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) The money market and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quote provided by the pricing service are valued based on a model which may include end of day net present values, spreads,ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
H.	Other Risks— Other Risks -The Fund may invest in affiliated mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) or unaffiliated exchange-traded funds (“underlying funds”). Each of the underlying funds in which the Fund invests has its own investment risks and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Investments in an Asset Position
Common Stocks
Australia	$—	$1,297,411	$—	$1,297,411
Austria	—	635,600	—	635,600
Bermuda	297,570	—	—	297,570
Canada	2,811,508	—	—	2,811,508
Denmark	—	1,216,447	—	1,216,447
Finland	—	1,106,547	—	1,106,547
France	—	544,226	—	544,226
Germany	—	820,797	—	820,797
Greece	—	345,273	—	345,273
Hong Kong	—	991,769	—	991,769
Italy	—	1,794,279	—	1,794,279
Japan	—	5,570,039	—	5,570,039
Jersey Channel Islands	—	555,625	—	555,625
Netherlands	—	117,100	—	117,100
New Zealand	—	484,531	—	484,531
Spain	—	518,213	—	518,213
Sweden	—	1,731,257	—	1,731,257
Switzerland	432,624	269,419	—	702,043
United Kingdom	—	3,957,615	—	3,957,615
United States	40,847,860	—	—	40,847,860
United States Government Agency Obligation	—	5,997,477		5,997,477
Forward Foreign Currency Contracts		4,899		4,899
Futures Contracts	443,607			443,607
Swap Agreements		80,418		80,418
Total Investments in an Asset Position	$44,833,169	$28,038,942	$—	$72,872,111
Investments in a Liability Position
Forward Foreign Currency Contracts		(5,419)		(5,419)
Futures Contracts	(17,077)			(17,077)
Total Investments in a Liability Position	$(17,077)	$(5,419)	$—	$(22,496)
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2011:
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts	$4,899	$(5,419)
Equity risk
Futures contracts	365,866	(15,613)
Interest rate risk
Futures contracts	77,741	(1,464)
Swap agreements	80,418	—
Effect of Derivative Instruments for the three months ended March 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures	Swap	Foreign Currency
	Contracts*	Agreements *	Contracts *

Realized Gain (Loss)
Currency risk	$—	$—	$(17,250)
Equity risk	(133,862)	—	—
Interest rate risk	(388,177)	136,270	—
Change in Unrealized Appreciation (Depreciation)
Currency risk	$—	$—	$30,907
Equity risk	200,706	—	—
Interest rate risk	91,583	(66,144)	—

Total	$(229,750)	$70,126	$13,657

*	The average value of forward foreign currency contracts, futures and swap agreements outstanding during the period was $3,730,459, $25,318,659 and $20,203,604 respectively.

Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

AEX Index	7	April 2011/Long	$723,372	$49,132
ASX SPI 200 Index	8	June 2011/Long	1,006,228	48,967
CAC 40 Index	10	April 2011/Long	566,363	40,122
Canada 10 Year Bond	24	June 2011/Long	2,960,678	32,062
DAX Index	3	June 2011/Long	753,382	63,494
FTSE 100 Index	7	June 2011/Long	660,279	43,448
FTSE JSE Top 40 Index	16	June 2011/Long	692,364	4,363
German Euro Bond	23	June 2011/Long	3,958,494	(1,464)
Hang Seng China ENT Index	9	April 2011/Long	768,648	3,418
Hang Seng Index	7	April 2011/Long	1,058,117	3,222
Japan 10 Year Bond	1	June 2011/Long	1,683,759	130
Russell 2000 Muni Index	20	June 2011/Long	1,683,400	84,160
S&P TSE 60 Index	5	June 2011/Long	829,915	25,540
Topix Index	5	June 2011/Long	522,442	(502)
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

UK Long Gilt Bond	13	June 2011/Long	2,441,629	42,671
U.S. Treasury 10 Year Notes	21	June 2011/Long	2,499,656	2,878
Subtotal			22,808,726	$441,641
S&P 500 E-Mini Index	18	June 2011/Short	(1,188,900)	(15,111)

Total			$21,619,826	$426,530

Open Forward Foreign Currency Contracts
Settlement		Contract to			Unrealized
Date	Counterparty	Deliver	Receive	Value	Appreciation

6/8/2011	Goldman Sachs	USD	INR	$288,062	$4,899

					Unrealized
Settlement		Contract to			Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)

6/8/2011	Goldman Sachs	INR	USD	$288,062	$(4,033)
6/8/2011	Goldman Sachs	USD	TWD	333,705	(675)
6/8/2011	Goldman Sachs	TWD	USD	333,705	(711)
				$955,472	$(5,419)

Total open foreign currency contracts				$1,243,534	$(520)

Currency Abbreviations:
INR — Indian Rupee
TWD — New Taiwan Dollar
USD — U.S. Dollar

Open Swap Agreements
				Value
			Notional	Unrealized
		Expiration	Amount	Appreciation
Reference Entity	Counterparty	Date	(000)	(Depreciation)

J.P. Morgan Global Government Bond Index	J.P. Morgan Chase Bank, N.A.	June 2011	20,204	$80,418
Total Swap Agreements				$80,418
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $13,635,547 and $17,388,311, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,443,516

Aggregate unrealized (depreciation) of investment securities	(416,224)

Net unrealized appreciation of investment securities	$6,027,292

Cost of investments for tax purposes is $66,315,895.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. Balanced Risk Allocation Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund

Invesco Van Kampen V.I. Global Value Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-VIGVE-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.44%

Australia—2.61%
Australia & New Zealand Banking Group Ltd.	18,130	$446,373
Macquarie Group Ltd.	9,990	377,893
Telstra Corp. Ltd.	144,972	422,861

		1,247,127

Bermuda—0.86%
PartnerRe Ltd.	5,209	412,761

Brazil—1.44%
Banco Santander Brasil S.A. (a)	10,400	127,030
Companhia Energetica de Minas Gerais -ADR	7,274	140,170
PDG Realty S.A. Empreendimentos e Participacoes	24,400	135,713
Petroleo Brasileiro S.A. -ADR	3,713	150,117
Vale S.A. -ADR	4,052	135,134

		688,164

Canada—2.55%
Nexen, Inc.	24,838	619,221
Toronto-Dominion Bank (The) (b)	6,771	599,228

		1,218,449

China—1.46%
Chaoda Modern Agriculture (Holdings) Ltd.	88,000	54,640
China Construction Bank Corp. -Class H	88,000	82,469
China Dongxiang Group Co.	211,000	66,727
China Minsheng Banking Corp., Ltd. -Class H	105,500	97,105
China Mobile Ltd.	10,000	92,378
CNOOC Ltd.	43,000	108,727
KWG Property Holding Ltd.	82,000	66,305
Renhe Commercial Holdings Co., Ltd.	684,000	127,499

		695,850

Finland—0.71%
Nokia Corp. —ADR (b)	39,791	338,621

France—4.99%
BNP Paribas	9,000	658,229
Bouygues S.A.	11,531	553,701
Sanofi-Aventis S.A.	7,631	535,901
Total S.A.	10,411	633,733

		2,381,564

Germany—1.41%
Porsche Automobil Holding SE (c)	8,257	71,575
Salzgitter AG	7,632	602,413

		673,988

Hong Kong—2.41%
Cheung Kong (Holdings) Ltd.	32,000	520,358
Esprit Holdings Ltd.	137,600	628,908

		1,149,266

Indonesia—0.16%
PT Telekomunikasi Indonesia Tbk	90,000	75,777

Italy—1.13%
Eni S.p.A.	22,000	540,284

Japan—10.70%
FUJIFILM Holdings Corp.	13,300	411,987
Mitsubishi Corp.	25,900	719,133
Mitsubishi UFJ Financial Group, Inc.	128,100	591,515
Nippon Telegraph & Telephone Corp.	15,300	687,175
Nippon Yusen Kabushiki Kaisha	137,000	535,414
Nissan Motor Co., Ltd.	89,500	794,264
Seven & I Holdings Co., Ltd.	15,900	405,721
Sumitomo Chemical Co., Ltd.	114,000	568,903
Takeda Pharmaceutical Co., Ltd.	8,500	396,585

		5,110,697

Mexico—0.43%
America Movil S.A.B. de C.V. -Series L	39,100	113,683
Desarrolladora Homex S.A.B. de C.V. -ADR(c)	3,328	90,688

		204,371

Netherlands—1.70%
TNT N.V.	16,658	427,902
Unilever N.V.	12,246	384,492

		812,394

Norway—2.22%
Statoil A.S.A.	17,607	488,597
Yara International A.S.A.	11,253	570,097

		1,058,694

Poland—0.33%
KGHM Polska Miedz S.A.	2,474	156,989

Russia—0.79%
Gazprom OAO -ADR	3,940	127,538
Magnitogorsk Iron & Steel Works -GDR	8,743	127,910
Rosneft Oil Co. -GDR	13,311	121,321

		376,769

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

	Shares	Value

South Africa—0.97%
Sasol Ltd.	2,123	$122,858
Standard Bank Group Ltd.	7,550	115,968
Steinhoff International Holdings Ltd. (c)	36,611	136,378
Tiger Brands Ltd.	3,430	88,734

		463,938

South Korea—2.34%
Dongbu Insurance Co., Ltd.	2,000	91,346
Hyundai Mipo Dockyard Co., Ltd.	787	134,164
Hyundai Mobis	597	178,241
KT&G Corp.	1,387	72,199
LG Electronics, Inc.	617	58,957
Lotte Shopping Co., Ltd.	124	50,756
POSCO	310	142,260
Samsung Electronics Co., Ltd.	217	184,102
Shinhan Financial Group Co., Ltd.	2,310	104,978
SK Telecom Co., Ltd. -ADR	5,446	102,439

		1,119,442

Spain—3.39%
Banco Santander S.A.	46,356	540,226
Iberdrola S.A.	66,598	579,091
Telefonica S.A.	19,942	499,209

		1,618,526

Switzerland—5.79%
ACE Ltd.	16,650	1,077,255
Holcim Ltd.	7,080	533,467
Swisscom AG	1,349	601,498
Zurich Financial Services AG	1,974	552,608

		2,764,828

Taiwan—0.88%
AU Optronics Corp. -ADR(c)	8,768	76,983
HTC Corp.	4,522	176,851
Powertech Technology, Inc.	38,000	118,897
U-Ming Marine Transport Corp.	22,000	46,836

		419,567

Thailand—0.41%
Bangkok Bank PCL -NVDR	21,100	119,934
PTT PCL	6,500	75,543

		195,477

Turkey—0.20%
Asya Katilim Bankasi A.S.	48,618	94,746

Turkmenistan—0.25%
Dragon Oil PLC (c)	12,599	120,871

United Kingdom—9.10%
Barclays PLC	129,375	580,420
BHP Billiton PLC	24,361	965,732
GlaxoSmithKline PLC	20,399	389,277
Imperial Tobacco Group PLC	25,925	801,468
National Grid PLC	45,496	434,599
Royal Dutch Shell PLC — Class A	32,427	1,176,480

		4,347,976

United States—38.21%
3M Co.	6,492	607,002
Apache Corp.	4,406	576,834
Archer-Daniels-Midland Co.	29,712	1,069,929
Avon Products, Inc.	13,240	358,010
Bank of America Corp.	46,244	616,432
Bank of New York Mellon Corp. (The)	16,671	497,963
Best Buy Co., Inc.	18,899	542,779
Chevron Corp.	11,193	1,202,464
Coach, Inc.	15,731	818,641
ConocoPhillips	12,351	986,351
CVS Caremark Corp.	16,826	577,468
Energen Corp.	14,770	932,282
GameStop Corp. -Class A (b) (c)	22,275	501,633
General Dynamics Corp.	13,188	1,009,673
Gilead Sciences, Inc. (c)	11,824	501,811
Johnson & Johnson	13,287	787,255
Merck & Co., Inc.	23,088	762,135
Microsoft Corp.	17,694	448,720
Morgan Stanley	20,008	546,619
Oracle Corp.	28,341	945,739
Stryker Corp.	8,483	515,766
Valero Energy Corp.	23,823	710,402
W. R. Berkley Corp.	13,747	442,791
WellPoint, Inc.	14,308	998,555
Western Digital Corp. (c)	34,672	1,292,919

		18,250,173

Total Common Stocks & Other Equity Interests (Cost $39,569,585)		46,537,309

Preferred Stocks—1.32%

Brazil—0.18%
Usinas Siderurgicas de Minas Gerais S.A. - Class A -3.34% Pfd.	7,200	87,017

Germany—1.14%
Porsche Automobil Holding SE -0.19% Pfd.	8,257	542,052

Total Preferred Stocks (Cost $409,377)		629,069

Money Market Funds—0.89%
Liquid Assets Portfolio — Institutional Class (d)	213,044	213,044
Premier Portfolio — Institutional Class (d)	213,044	213,044

Total Money Market Funds (Cost $426,088)		426,088

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

	Shares	Value

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.65% (Cost $40,405,050)		$47,592,466

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.28%
Liquid Assets Portfolio — Institutional Class(d)(e) (Cost $1,087,225)	1,087,225	1,087,225

TOTAL INVESTMENTS—101.93% (Cost $41,492,275)		48,679,691

OTHER ASSETS LESS LIABILITIES—(1.93)%		(921,803)

NET ASSETS—100.00%		$47,757,888

Investment Abbreviations:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
Pfd.	—Preferred
Notes to Schedule of Investments:

(a)	Each unit represents 55 common share and 50 preferred shares.

(b)	All or a portion of this security was out on loan at March 31, 2011.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen V.I. Global Value Equity Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Van Kampen V.I. Global Value Equity Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$—	$1,247,127	$—	$1,247,127
Bermuda	412,761	—	—	412,761
Brazil	775,181	—	—	775,181
Canada	1,218,449	—	—	1,218,449
China	397,640	298,210	—	695,850
Finland	338,621	—	—	338,621
France	1,845,663	535,901	—	2,381,564
Germany	673,988	542,052	—	1,216,040
Hong Kong	—	1,149,266	—	1,149,266
Indonesia	—	75,777	—	75,777
Italy	540,284	—	—	540,284
Invesco Van Kampen V.I. Global Value Equity Fund

	Level 1	Level 2	Level 3	Total

Japan	5,110,697	—	—	5,110,697
Mexico	204,371	—	—	204,371
Netherlands	—	812,394	—	812,394
Norway	570,097	488,597	—	1,058,694
Poland	156,989	—	—	156,989
Russia	255,448	121,321	—	376,769
South Africa	347,970	115,968	—	463,938
South Korea	734,123	385,319	—	1,119,442
Spain	1,078,300	540,226	—	1,618,526
Switzerland	2,764,828	—	—	2,764,828
Taiwan	300,670	118,897	—	419,567
Thailand	195,477	—	—	195,477
Turkey	94,746	—	—	94,746
Turkmenistan	120,871	—	—	120,871
United Kingdom	1,190,745	3,157,231	—	4,347,976
United States	19,763,486	—	—	19,763,486

Total Investments	$39,091,405	$9,588,286	$—	$48,679,691

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $3,626,220 and $1,735,612, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,764,573
Aggregate unrealized (depreciation) of investment securities	(592,066)

Net unrealized appreciation of investment securities	$7,172,507

Cost of investments for tax purposes is $41,507,184
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco V.I. Global Dividend Growth Fund (the “Target Fund”) in exchange for shares of the Fund.
          The Target Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco Van Kampen V.I. Global Value Equity Fund

Invesco Van Kampen V.I. Government Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-VIGOV-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 47.5%
$8,350	Federal Home Loan Mortgage Corp., May	4.500%	TBA	$8,483,078
285	Federal Home Loan Mortgage Corp., May	6.000	TBA	309,581
5,003	Federal Home Loan Mortgage Corp.	4.500	01/01/40	5,100,435
5,860	Federal Home Loan Mortgage Corp.	5.000	01/01/37 to 01/01/40	6,143,390
4,524	Federal Home Loan Mortgage Corp.	5.500	12/01/22 to 11/01/39	4,893,878
4,649	Federal Home Loan Mortgage Corp.	6.000	06/01/29 to 07/01/38	5,057,680
8,183	Federal Home Loan Mortgage Corp.	6.500	06/01/29 to 12/01/35	9,251,956
239	Federal Home Loan Mortgage Corp.	7.500	05/01/35	277,014
129	Federal Home Loan Mortgage Corp.	8.000	08/01/32	153,153
152	Federal Home Loan Mortgage Corp.	8.500	08/01/31	183,421
2,980	Federal National Mortgage Association, April	3.500	TBA	2,988,380
12,830	Federal National Mortgage Association, April	4.000	TBA	12,878,174
10,375	Federal National Mortgage Association	4.500	11/01/24 to 08/01/39	10,717,534
30,985	Federal National Mortgage Association	5.000	03/01/20 to 03/01/40	32,694,465
20,271	Federal National Mortgage Association	5.500	11/01/23 to 08/01/38	21,820,730
9,149	Federal National Mortgage Association	6.000	01/01/14 to 10/01/38	10,019,577
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Government Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$4,307	Federal National Mortgage Association	6.500%	03/01/26 to 04/01/38	$4,869,782
37	Federal National Mortgage Association	7.000	06/01/11 to 06/01/32	42,846
744	Federal National Mortgage Association	7.500	03/01/31 to 08/01/37	870,613
314	Federal National Mortgage Association	8.000	04/01/33	367,047
294	Federal National Mortgage Association	8.500	10/01/32	345,760
257	Government National Mortgage Association	6.500	05/15/23 to 01/15/37	294,756
57	Government National Mortgage Association	7.000	04/15/23 to 11/15/27	65,951
14	Government National Mortgage Association	8.000	05/15/17 to 01/15/23	16,497

	Total Mortgage Backed Securities 47.5%			137,845,698

	Collateralized Mortgage Obligations 35.5%
1,471	FDIC Structured Sale Guaranteed Notes (a)(b)	0.800	02/25/48	1,474,401
2,610	Federal Home Loan Banks	5.065	10/20/15	2,817,834
3,020	Federal Home Loan Mortgage Corp. (REMIC) (a)	0.555	03/15/36	3,014,173
4,818	Federal Home Loan Mortgage Corp. (REMIC) (a)	0.655	04/15/28 to 06/15/37	4,823,809
4,533	Federal Home Loan Mortgage Corp. (REMIC)	0.850	03/15/13	4,539,206
2,689	Federal Home Loan Mortgage Corp. (REMIC)	3.000	09/15/22	2,755,325
1,080	Federal Home Loan Mortgage Corp. (REMIC)	3.750	10/15/18	1,123,577
1,341	Federal Home Loan Mortgage Corp. (REMIC)	3.770	09/15/17	1,380,971
1,839	Federal Home Loan Mortgage Corp. (REMIC)	3.835	09/15/17	1,896,559
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Government Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$1,271	Federal Home Loan Mortgage Corp. (REMIC)	4.000%	03/15/38	$1,320,309
1,493	Federal Home Loan Mortgage Corp. (REMIC)	4.160	07/15/17	1,535,866
1,716	Federal Home Loan Mortgage Corp. (REMIC)	4.250	01/15/19	1,793,739
1,318	Federal Home Loan Mortgage Corp. (REMIC)	4.380	05/15/17	1,356,191
4,687	Federal Home Loan Mortgage Corp. (REMIC)	4.500	05/15/19 to 04/15/31	4,878,783
592	Federal Home Loan Mortgage Corp. (REMIC)	4.750	07/15/14	603,301
1,271	Federal Home Loan Mortgage Corp. (REMIC)	5.000	04/15/19 to 09/15/32	1,346,220
562	Federal Home Loan Mortgage Corp. (REMIC)	5.500	02/15/33	578,883
1,683	Federal Home Loan Mortgage Corp. (REMIC)	5.750	05/15/36	1,798,197
2,906	Federal National Mortgage Association (REMIC) (a)	0.550	05/25/36	2,900,267
508	Federal National Mortgage Association (REMIC)	3.000	07/25/22	519,490
1,536	Federal National Mortgage Association (REMIC)	4.000	02/25/23	1,606,297
3,670	Federal National Mortgage Association (REMIC)	4.250	12/25/19 to 06/25/22	3,851,312
2,709	Federal National Mortgage Association (REMIC)	4.500	07/25/19 to 07/25/27	2,843,929
1,591	Federal National Mortgage Association (REMIC)	5.750	10/25/35	1,749,620
4,159	Federal National Mortgage Association (REMIC)	6.500	01/25/30 to 03/25/32	4,604,862
1,434	Federal National Mortgage Association (REMIC) (a)	6.582	06/25/39	1,627,499
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Government Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$1,156	Federal National Mortgage Association, Class B (REMIC)	7.000%	09/18/27	$1,285,184
2,681	Government National Mortgage Association	4.000	11/16/33 to 02/20/38	2,797,035
27,428	Government National Mortgage Association	4.500	01/16/31 to 08/20/35	28,846,647
2,623	Government National Mortgage Association	4.750	09/20/32	2,757,893
1,282	Government National Mortgage Association	5.000	08/16/35	1,349,560
894	Government National Mortgage Association (a)	5.767	08/20/34	977,463
6,056	La Hipotecaria SA (Panama) (a)(b)	3.500	10/15/28	6,208,636

	Total Collateralized Mortgage Obligations 35.5%			102,963,038

	United States Treasury Obligations 11.7%
1,185	United States Treasury Bonds	4.250	05/15/39	1,136,674
3,000	United States Treasury Bonds	4.375	11/15/39	2,934,844
2,700	United States Treasury Bonds	4.625	02/15/40	2,753,156
3,800	United States Treasury Bonds	5.375	02/15/31	4,346,844
1,400	United States Treasury Bonds	6.875	08/15/25	1,843,187
4,370	United States Treasury Bonds	7.500	11/15/24	6,031,283
1,100	United States Treasury Bonds (c)	7.875	02/15/21	1,515,594
1,420	United States Treasury Notes	0.625	01/31/13	1,417,449
1,200	United States Treasury Notes	2.000	01/31/16	1,191,375
150	United States Treasury Notes	2.125	11/30/14	152,742
450	United States Treasury Notes	2.375	10/31/14	462,586
3,500	United States Treasury Notes	2.250	01/31/15	3,572,734
3,750	United States Treasury Notes	3.500	05/15/20	3,800,977
2,729	United States Treasury Notes	3.625	02/15/20	2,803,195

	Total United States Treasury Obligations 11.7%			33,962,640

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Government Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agency Obligations 7.8%
$2,000	Federal Agircultural Mortgage Corp.	1.250%	12/06/13	$1,987,018
3,000	Federal Farm Credit Bank	1.125	02/27/14	2,981,709
6,000	Federal Home Loan Banks	1.875	06/21/13	6,123,959
3,900	Federal Home Loan Banks	3.625	10/18/13	4,142,353
1,000	Federal Home Loan Mortgage Corp.	0.375	11/30/12	995,265
1,985	Financing Corp.	9.650	11/02/18	2,816,169
700	Financing Corp.	9.800	04/06/18	980,126
2,420	Tennessee Valley Authority, Ser D	4.875	12/15/16	2,690,669

	Total United States Government Agency Obligations 7.8%			22,717,268

	Agency Bonds 3.8%

	Diversified Banks 1.4%
1,700	GMAC, Inc.	2.200	12/19/12	1,741,348
2,260	US Central Federal Credit Union	1.900	10/19/12	2,299,374

				4,040,722

	Industrial Conglomerates 1.0%
2,800	General Electric Capital Corp.	2.625	12/28/12	2,889,477

	Other Diversified Financial Services 1.4%
2,500	Citibank NA	1.750	12/28/12	2,541,074
1,540	Private Export Funding Corp.	4.300	12/15/21	1,569,276

				4,110,350

	Total Agency Bonds 3.8%			11,040,549

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Government Fund

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities 1.1%
432	Federal Home Loan Mortgage Corp. (a)	5.484	01/01/38	460,060
833	Federal Home Loan Mortgage Corp. (a)	5.935	10/01/36	881,137
1,290	Federal National Mortgage Association (a)	2.535	05/01/35	1,359,330
284	Federal National Mortgage Association (a)	5.689	03/01/38	301,733

	Total Adjustable Rate Mortgage Backed Securities 1.1%			3,002,260

Total Long Term Investments 107.4% (Cost $308,119,281)				311,531,453

Description	Shares	Value

Money Market Funds 0.8%
Government & Agency Portfolio, Institutional Class (d) (Cost $2,372,227)	2,372,227	$2,372,227

Total Investments 108.2% (Cost $310,491,508)		313,903,680

Liabilities in Excess of Other Assets (8.2%)		(23,831,750)

Net Assets 100.0%		$290,071,930

Percentages are calculated as a percentage of net assets.
Investment Abbreviations:
REMICs	— Real Estate Mortgage Investment Conduits

TBA	— To Be Announced
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $7,683,037, which represented 2.65% of the Fund’s Net Assets.

(c)	All or a portion of this security has been physically segregated in connection with open futures contracts.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Government Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
Invesco Van Kampen V.I. Government Fund

In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.
Invesco Van Kampen V.I. Government Fund

	Level 1	Level 2	Level 3	Total

Investments in an Asset Position
Mortgage Backed Securities	$—	$137,845,698	$—	$137,845,698
Collateralized Mortgage Obligations	—	102,963,038	—	102,963,038
United States Treasury Obligations	—	33,962,640	—	33,962,640
United States Government Agency Obligations	—	22,717,268	—	22,717,268
Agency Bonds	—	11,040,549	—	11,040,549
Adjustable Rate Mortgage Backed Securities	—	3,002,260	—	3,002,260
Equity Securities	2,372,227	—	—	2,372,227
Futures Contracts	262,610	—	—	262,610

Total Investments in an Asset Position	$2,634,837	$311,531,453	$—	$314,166,290

Investments in an Liability Position
Futures Contracts	121,815	—	—	121,815

Total Investments in a Liability Position	$121,815	$—	$—	$121,815

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 10 Year Note	105	June 2011/Long	$12,498,281	$(107,720)
U.S. Treasury 5 Year Note	106	June 2011/Long	12,379,641	(10,801)
U.S. Treasury Ultra Long Bonds	56	June 2011/Long	6,919,500	167,851
U.S. Treasury 2 Year Note	167	June 2011/Short	36,426,875	94,759
U.S. Treasury 30 Year Bonds	58	June 2011/Short	6,970,875	(3,294)

Total			$75,195,172	$140,795

Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts (a)	$262,610	$(121,815)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended March 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:
Invesco Van Kampen V.I. Government Fund

Location of Gain (Loss) on
Statement of Operations
Futures Contracts*

Realized Gain (Loss)
Interest rate risk	$(724,580)
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	425,458

Total	$(299,122)

*	The average notional value of futures outstanding during the period was $60,661,120, respectively.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $3,057,247 and $9,879,906, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $127,891,833 and $130,298,956. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,657,832
Aggregate unrealized (depreciation) of investment securities	(901,630)

Net unrealized appreciation of investment securities	$1,756,202

Cost of investments for tax purposes is $312,147,478
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I Government Securities Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated in May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen V.I. Government Fund

Invesco Van Kampen V.I. Growth and
Income Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-VIGRI-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.3%
Air Freight & Logistics 0.5%
FedEx Corp.	104,849	$9,808,624

Asset Management & Custody Banks 1.0%
State Street Corp.	456,020	20,493,539

Automobile Manufacturers 0.8%
Ford Motor Co. (a)	544,203	8,114,067
General Motors Co. (a)	246,347	7,644,147

		15,758,214

Cable & Satellite 3.2%
Comcast Corp., Class A	1,478,439	36,547,012
Time Warner Cable Inc.	377,860	26,956,533

		63,503,545

Communications Equipment 0.8%
Cisco Systems, Inc.	951,241	16,313,783

Computer Hardware 2.7%
Dell, Inc. (a)	1,636,052	23,739,114
Hewlett-Packard Co.	703,371	28,817,110

		52,556,224

Consumer Electronics 1.0%
Sony Corp. — ADR (Japan)	593,723	18,898,203

Data Processing & Outsourced Services 1.1%
Western Union Co.	1,073,784	22,302,494

Diversified Banks 1.5%
U.S. Bancorp	448,067	11,842,411
Wells Fargo & Co.	578,129	18,326,689

		30,169,100

Diversified Chemicals 2.0%
Dow Chemical Co.	501,701	18,939,213
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Growth and Income Fund

	Number of
Description	Shares	Value

Diversified Chemicals (continued)
PPG Industries, Inc.	204,928	$19,511,195

		38,450,408

Diversified Support Services 0.6%
Cintas Corp.	355,841	10,771,307

Drug Retail 1.5%
Walgreen Co.	713,373	28,634,792

Electric Utilities 3.6%
American Electric Power Co., Inc.	1,037,354	36,452,620
Edison International	292,709	10,710,222
Entergy Corp.	158,453	10,649,626
FirstEnergy Corp.	348,746	12,934,989

		70,747,457

Food Distributors 1.0%
Sysco Corp.	708,509	19,625,699

Health Care Distributors 0.7%
Cardinal Health, Inc.	324,888	13,362,643

Health Care Equipment 0.8%
Covidien PLC (Ireland)	91,924	4,774,533
Medtronic, Inc.	283,547	11,157,574

		15,932,107

Health Care Facilities 0.2%
HCA Holdings, Inc. (a)	96,048	3,253,146

Home Improvement Retail 1.4%
Home Depot, Inc.	741,532	27,481,176

Household Products 2.3%
Energizer Holdings, Inc. (a)	101,551	7,226,369
Procter & Gamble Co.	623,587	38,412,959

		45,639,328

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Growth and Income Fund

	Number of
Description	Shares	Value

Human Resource & Employment Services 1.1%
Manpower, Inc.	200,792	$12,625,801
Robert Half International, Inc.	310,819	9,511,061

		22,136,862

Industrial Conglomerates 6.1%
General Electric Co.	3,980,354	79,806,098
Tyco International Ltd. (Switzerland)	887,987	39,755,178

		119,561,276

Industrial Machinery 1.2%
Dover Corp.	30,469	2,003,032
Ingersoll-Rand PLC (Ireland)	457,713	22,112,115

		24,115,147

Insurance Brokers 2.8%
Marsh & McLennan Cos., Inc.	1,816,677	54,155,141

Integrated Oil & Gas 8.2%
ConocoPhillips	160,901	12,849,554
Exxon Mobil Corp.	265,107	22,303,452
Hess Corp.	421,215	35,891,730
Occidental Petroleum Corp.	486,550	50,839,610
Royal Dutch Shell PLC — ADR (United Kingdom)	554,290	40,385,569

		162,269,915

Integrated Telecommunication Services 1.1%
Verizon Communications, Inc.	582,274	22,440,840

Internet Software & Services 3.1%
eBay, Inc. (a)	1,315,588	40,835,852
Yahoo!, Inc. (a)	1,270,176	21,148,430

		61,984,282

Investment Banking & Brokerage 2.9%
Charles Schwab Corp.	1,594,217	28,743,733
Morgan Stanley	1,063,126	29,044,602

		57,788,335

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Growth and Income Fund

	Number of
Description	Shares	Value

IT Consulting & Other Services 0.9%
Amdocs Ltd. (Guernsey) (a)	597,358	$17,233,778

Life & Health Insurance 0.8%
Principal Financial Group, Inc.	485,293	15,582,758

Managed Health Care 2.2%
UnitedHealth Group, Inc.	939,406	42,461,151

Movies & Entertainment 4.0%
Time Warner, Inc.	870,874	31,090,202
Viacom, Inc., Class B	1,044,006	48,567,159

		79,657,361

Office Services & Supplies 0.6%
Avery Dennison Corp.	285,194	11,966,740

Oil & Gas Equipment & Services 2.6%
Baker Hughes, Inc.	109,169	8,016,279
Cameron International Corp. (a)	140,587	8,027,518
Schlumberger Ltd. (Netherlands Antilles)	371,468	34,643,106

		50,686,903

Oil & Gas Exploration & Production 4.1%
Anadarko Petroleum Corp.	563,547	46,165,770
Devon Energy Corp.	251,068	23,040,511
Noble Energy, Inc.	117,039	11,311,819

		80,518,100

Oil & Gas Storage & Transportation 0.5%
Williams Cos., Inc.	333,737	10,405,920

Other Diversified Financial Services 7.9%
Bank of America Corp.	2,645,613	35,266,021
Citigroup, Inc. (a)	6,144,763	27,159,853
JPMorgan Chase & Co.	2,043,189	94,191,013

		156,616,887

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Growth and Income Fund

	Number of
Description	Shares	Value

Packaged Foods & Meats 2.5%
Kraft Foods, Inc., Class A	823,155	$25,814,141
Unilever NV (Netherlands)	743,778	23,324,878

		49,139,019

Personal Products 1.5%
Avon Products, Inc.	1,079,399	29,186,949

Pharmaceuticals 5.7%
Abbott Laboratories	255,540	12,534,237
Bristol-Myers Squibb Co.	1,089,378	28,792,261
Merck & Co., Inc.	465,746	15,374,275
Pfizer, Inc.	2,258,813	45,876,492
Roche Holdings AG — ADR (Switzerland)	262,456	9,409,809

		111,987,074

Property & Casualty Insurance 0.7%
Chubb Corp.	223,631	13,710,817

Regional Banks 3.4%
BB&T Corp.	397,409	10,908,877
Fifth Third Bancorp	731,150	10,148,362
PNC Financial Services Group, Inc.	562,924	35,458,583
Regions Financial Corp.	1,459,772	10,597,945

		67,113,767

Semiconductors 0.8%
Intel Corp.	814,438	16,427,214

Soft Drinks 1.2%
Coca-Cola Co.	212,625	14,107,669
Coca-Cola Enterprises, Inc.	359,031	9,801,546

		23,909,215

Specialty Chemicals 0.5%
LyondellBasell Industries NV, Class A (Netherlands) (a)	262,297	10,373,846

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Growth and Income Fund

	Number of
Description	Shares	Value

Systems Software 1.5%
Microsoft Corp.	1,135,443	$28,794,834

Wireless Telecommunication Services 1.7%
Vodafone Group PLC — ADR (United Kingdom)	1,177,309	33,847,634

Total Common Stocks 96.3% (Cost $1,628,544,752)		1,897,773,554

Money Market Funds 4.0%
Liquid Assets Portfolio-Institutional Class (b)	39,605,997	39,605,997
Premier Portfolio-Institutional Class (b)	39,605,996	39,605,996

Total Money Market Funds 4.0% (Cost $79,211,993)		79,211,993

Total Investments 100.3% (Cost $1,707,756,745)		1,976,985,547

Liabilities in Excess of Other Assets (0.3%)		(5,870,558)

Net Assets 100.0%		$1,971,114,989

Investment Abbreviation:

ADR — American Depositary Receipt

Notes to Schedule of Investment:

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Invesco Van Kampen V.I. Growth and Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,967,575,738	$9,409,809	$—	$1,976,985,547

Invesco Van Kampen V.I. Growth and Income Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $101,458,319 and $118,010,664, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$304,857,975
Aggregate unrealized (depreciation) of investment securities	(37,910,469)

Net unrealized appreciation of investment securities	$266,947,506

Cost of investments for tax purposes is $1,710,038,041.
Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-VIHYI-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—83.98%

Aerospace & Defense—1.77%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$15,000	$15,750
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	85,000	88,294
Bombardier Inc. (Canada), Sr. Notes, 7.75%, 03/15/20(b)	110,000	120,450
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	60,000	61,275
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18(b)	25,000	26,125
7.13%, 03/15/21(b)	35,000	36,619
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	45,000	46,462
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	165,000	176,550

		571,525

Airlines—2.70%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	40,000	39,800
American Airlines Pass Through Trust,
Series 1991-A2, Sec. Pass Through Ctfs., 10.18%, 01/02/13	15,055	15,130
Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	30,000	29,250
Continental Airlines Inc.,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	242,972	242,061
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	33,245	35,489
Delta Air Lines, Inc., Sr. Sec. Notes,
9.50%, 09/15/14(b)	184,000	196,880
12.25%, 03/15/15(b)	30,000	34,125
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	30,000	29,175
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	35,000	34,037
UAL Corp.,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	42,409	43,231
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	87,002	97,007
US Airways,-Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	83,075	76,636

		872,821

Alternative Carriers—0.75%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	40,000	41,500
Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	90,000	85,050
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	71,000	72,597
Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	45,000	43,763

		242,910

Aluminum—0.26%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	80,000	83,400

Apparel Retail—0.37%
Chinos Acquisition Corp., Sr. Notes, 8.13%, 03/01/19(b)	15,000	14,813
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	60,000	65,250
Limited Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	41,000

		121,063

Apparel, Accessories & Luxury Goods—2.63%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	80,000	78,200
Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	150,000	148,125
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	160,000	161,000
Oxford Industries Inc., Sr. Sec. Gtd. Global Notes, 11.38%, 07/15/15	175,000	195,562
Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	50,000	53,125
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	200,000	197,000
Visant Corp., Sr. Unsec. Gtd. Global Notes, 10.00%, 10/01/17	15,000	16,275

		849,287

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield Fund

	Principal
	Amount	Value

Asset Management & Custody Banks—0.14%
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	$45,000	$46,181

Auto Parts & Equipment—0.37%
Dana Holding Corp., Sr. Unsec. Notes,
6.50%, 02/15/19	30,000	29,925
6.75%, 02/15/21	25,000	25,063
Tenneco Inc.,
Sr. Gtd. Global Notes, 6.88%, 12/15/20	20,000	20,650
Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	40,000	42,800

		118,438

Automobile Manufacturers—0.65%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	110,000	119,350
Motors Liquidation Co., Sr. Unsec. Notes, 8.38%, 07/15/33(c)	305,000	91,500

		210,850

Biotechnology—0.28%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	25,000	25,750
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	30,000	35,325
STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18(b)	30,000	31,200

		92,275

Broadcasting—0.80%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	35,000	37,100
Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Notes, 7.75%, 10/15/18(b)	205,000	220,888

		257,988

Building Products—3.77%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	200,000	213,500
Building Materials Corp. of America,
Sr. Notes, 6.88%, 08/15/18(b)	215,000	221,987
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	100,000	104,250
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	105,000	107,888
Nortek Inc.,
Sec. Gtd. Global Notes, 11.00%, 12/01/13	150,000	158,437
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	20,000	21,400
Ply Gem Industries Inc.,
Sr. Sec. Notes, 8.25%, 02/15/18(b)	50,000	51,500
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	55,000	60,775
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	170,000	179,775
USG Corp.,
Sr. Gtd. Notes, 8.38%, 10/15/18(b)	10,000	10,450
Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	20,000	22,000
Sr. Unsec. Notes, 9.75%, 01/15/18	65,000	67,925

		1,219,887

Cable & Satellite—1.36%
CSC Holdings LLC, Sr. Unsec. Global Notes, 8.63%, 02/15/19	115,000	131,819
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	300,000	308,880

		440,699

Casinos & Gaming—6.46%
Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	15,000	15,488
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 10.00%, 12/15/18	30,000	27,375
Sec. Notes, 12.75%, 04/15/18(b)	95,000	96,425
Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	171,000	194,512
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	114,000	91,200
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	25,000	25,844
Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	5,000	5,163
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	95,000	98,325
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	100,000	99,500
MGM Resorts International,
Sr. Sec. Gtd. Notes, 13.00%, 11/15/13	175,000	210,656
Sr. Unsec. Gtd. Global Notes, 6.75%, 04/01/13	295,000	299,425
6.63%, 07/15/15	60,000	57,300
Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	40,000	42,400
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming—(continued)
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	$90,000	$98,550
Scientific Games Corp., Sr. Sub. Notes, 8.13%, 09/15/18(b)	15,000	15,863
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	150,000	166,125
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	35,000	36,400
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(d)	75,000	68,437
Sr. Sec. Notes, 9.13%, 02/01/15(b)	155,000	156,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	90,000	95,850
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 05/01/20	175,000	186,812

		2,088,587

Coal & Consumable Fuels—0.12%
Consol Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	35,000	39,025

Communications Equipment—0.41%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	110,000	107,800
CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	25,000	26,188

		133,988

Computer & Electronics Retail—0.06%
Rent-A-Center Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	20,000	19,750

Computer Storage & Peripherals—0.26%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.75%, 12/15/18(b)	80,000	83,600

Construction & Engineering—1.27%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	35,000	35,700
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	25,000	25,500
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	105,000	106,837
Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	235,000	244,400

		412,437

Construction & Farm Machinery & Heavy Trucks—1.37%
Case New Holland Inc., Sr. Notes, 7.88%, 12/01/17(b)	75,000	83,625
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	20,000	21,850
Navistar International Corp., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 11/01/21	185,000	205,350
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 03/01/20	80,000	90,000
Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	40,000	42,700

		443,525

Construction Materials—1.40%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	108,179
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 9.00%, 01/11/18(b)	100,000	105,108
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	220,000	238,700

		451,987

Consumer Finance—1.76%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	115,000	125,062
8.00%, 11/01/31	30,000	32,850
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20(b)	135,000	143,100
Capital One Capital VI, Jr. Ltd. Gtd. Sub. Pfd. Securities, 8.88%, 05/15/40	50,000	52,875
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	95,000	107,825
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	95,000	106,163

		567,875

Data Processing & Outsourced Services—0.16%
SunGard Data Systems Inc., Sr. Unsec. Notes,
7.38%, 11/15/18(b)	25,000	25,625
7.63%, 11/15/20(b)	25,000	25,875

		51,500

Department Stores—0.47%
Sears Holdings Corp., Sr. Sec. Gtd. Notes, 6.63%, 10/15/18(b)	155,000	151,125

Distillers & Vintners—0.62%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	185,000	200,725

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield Fund

	Principal
	Amount	Value

Diversified Support Services—0.05%
Mobile Mini, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 12/01/20(b)	$15,000	$15,975

Electrical Components & Equipment—0.08%
Polypore International Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(b)	25,000	26,469

Environmental & Facilities Services—0.32%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	55,000	58,850
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Notes, 10.75%, 08/15/18(b)	40,000	44,000

		102,850

Food Retail—0.27%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	80,000	87,200

Forest Products—0.03%
Sino-Forest Corp. (Canada), Sr. Gtd. Notes, 6.25%, 10/21/17(b)	10,000	9,427

Gas Utilities—0.52%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/01/21(b)	90,000	88,650
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	75,000	81,000

		169,650

Health Care Equipment—0.27%
DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	80,000	87,400

Health Care Facilities—2.83%
Aviv Healthcare Properties L.P., Sr. Notes, 7.75%, 02/15/19(b)	55,000	57,063
CHS/Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 07/15/15	175,000	185,062
Hanger Orthopedic Group Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/15/18	25,000	25,625
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	213,000	232,969
Health Management Associates Inc., Sr. Sec. Notes, 6.13%, 04/15/16	30,000	31,013
Healthsouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	60,000	62,250
7.75%, 09/15/22	35,000	36,400
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	180,000	211,050
Sr. Unsec. Global Notes, 9.25%, 02/01/15	65,000	72,312

		913,744

Health Care Services—0.41%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	25,000	25,188
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	80,000	81,200
Universal Hospital Services Inc., Sec. PIK Global Notes, 8.50%, 06/01/15	25,000	26,187

		132,575

Health Care Technology—0.38%
MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	120,000	123,300

Home Furnishings—0.36%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	110,000	117,975

Homebuilding—1.04%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	40,000	39,700
8.13%, 06/15/16	95,000	95,475
K Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	155,000	165,075
M/I Homes Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/18(b)	35,000	35,525

		335,775

Hotels, Resorts & Cruise Lines—0.05%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	15,000	14,869

Household Products—0.26%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	80,000	84,000

Housewares & Specialties—0.03%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	10,000	9,850

Independent Power Producers & Energy Traders—0.90%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	220,000	238,700
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 01/15/17	50,000	52,312

		291,012

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield Fund

	Principal
	Amount	Value

Industrial Conglomerates—0.63%
RBS Global Inc./ Rexnord LLC, Sr. Unsec. Gtd. Global Notes, 8.50%, 05/01/18	$190,000	$205,200

Industrial Gases—0.17%
Airgas Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/01/18	50,000	54,375

Industrial Machinery—0.63%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	110,000	116,600
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Notes, 7.88%, 02/01/19(b)	10,000	10,400
Mueller Water Products Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 09/01/20	15,000	16,838
SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	55,000	58,987

		202,825

Industrial REIT’s—0.12%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	35,000	38,675

Integrated Telecommunication Services—1.98%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	70,000	76,300
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	355,000	357,219
Vimpel-Communications (Ireland), Sec. Notes, 7.75%, 02/02/21(b)	200,000	206,587

		640,106

Internet Retail—0.35%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	120,000	112,350

Internet Software & Services—0.30%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	90,000	98,100

Investment Banking & Brokerage—0.73%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	105,000	107,828
E*Trade Financial Corp.,
Sr. Unsec. Global Notes, 7.38%, 09/15/13	15,000	15,150
Sr. Unsec. Notes, 7.88%, 12/01/15	110,000	112,337

		235,315

Leisure Facilities—0.08%
Speedway Motorsports Inc., Sr. Notes, 6.75%, 02/01/19(b)	25,000	25,375

Leisure Products—0.05%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	15,000	15,938

Life Sciences Tools & Services—0.21%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	65,000	66,625

Marine—0.13%
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	40,000	40,750

Movies & Entertainment—1.49%
AMC Entertainment Inc.,
Sr. Sub. Notes, 9.75%, 12/01/20(b)	40,000	42,900
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	185,000	200,494
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	60,000	65,700
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	160,000	172,400

		481,494

Multi-Line Insurance—2.14%
American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(d)	170,000	183,600
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(d)	80,000	87,278
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	225,000	226,125
Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	160,000	196,475

		693,478

Multi-Sector Holdings—0.62%
Reynolds Group Issuer Inc./LLC,
Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	100,000	102,250
Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	100,000	99,750

		202,000

Office Services & Supplies—0.10%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	35,000	34,038

Oil & Gas Drilling—0.18%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	55,000	57,131

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services—0.83%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	$60,000	$63,150
Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	25,000	25,938
Cie Generale de Geophysique-Veritas (France), Sr. Unsec. Gtd. Global Notes, 7.50%, 05/15/15	4,000	4,110
Complete Production Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 12/15/16	65,000	68,900
Key Energy Services Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	105,000	107,034

		269,132

Oil & Gas Exploration & Production—7.54%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	35,000	36,225
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 8.88%, 02/01/17	140,000	147,000
Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21(b)	130,000	134,225
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	165,000	170,569
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	105,000	110,906
Concho Resources Inc., Sr. Notes, 7.00%, 01/15/21	20,000	21,100
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 10/01/19	50,000	55,500
7.38%, 10/01/20	65,000	70,119
7.13%, 04/01/21	30,000	31,988
Delta Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/15	125,000	98,750
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	90,000	101,587
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	125,000	127,344
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	225,000	235,969
Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	80,000	83,600
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	160,000	176,400
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	55,000	59,262
Petrohawk Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	125,000	128,281
Sr. Unsec. Gtd. Notes, 7.25%, 08/15/18(b)	30,000	30,975
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	140,000	151,550
Plains Exploration & Production Co.,
Sr. Gtd. Notes, 6.63%, 05/01/21	30,000	30,150
Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	220,000	235,125
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 05/15/16	90,000	93,375
SM Energy Co., Sr. Unsec. Gtd. Notes, 6.63%, 02/15/19(b)	50,000	51,063
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	55,000	56,856

		2,437,919

Oil & Gas Refining & Marketing—1.05%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	135,000	139,894
United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18(b)	200,000	200,375

		340,269

Oil & Gas Storage & Transportation—2.53%
Copano Energy LLC/Copano Energy Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/16	150,000	156,562
Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	110,000	111,925
Inergy L.P./Inergy Finance Corp., Sr. Notes, 6.88%, 08/01/21(b)	65,000	68,006
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes, 6.75%, 11/01/20	35,000	36,138
6.50%, 08/15/21	45,000	45,112
Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	160,000	176,600
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	50,000	49,375
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	75,000	79,969
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	95,000	94,050

		817,737

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield Fund

	Principal
	Amount	Value

Other Diversified Financial Services—1.45%
International Lease Finance Corp.,
Sr. Sec. Notes, 6.75%, 09/01/16(b)	$65,000	$69,184
7.13%, 09/01/18(b)	65,000	69,875
Sr. Unsec. Notes, 8.88%, 09/15/15(b)	260,000	286,000
8.25%, 12/15/20	40,000	44,000

		469,059

Packaged Foods & Meats—0.63%
Blue Merger Sub Inc., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	65,000	66,300
Chiquita Brands International, Inc., Sr. Unsec. Global Notes, 8.88%, 12/01/15	65,000	67,031
JBS USA LLC/JBS USA Finance Inc., Sr. Unsec. Gtd. Global Notes, 11.63%, 05/01/14	60,000	70,050

		203,381

Paper Packaging—0.54%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	165,000	174,900

Paper Products—0.87%
Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	55,000	58,300
Mercer International Inc., Sr. Unsec. Gtd. Notes, 9.50%, 12/01/17(b)	75,000	82,312
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	42,000	43,208
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	95,000	97,731

		281,551

Personal Products—0.17%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	15,000	15,750
NBTY Inc., Sr. Gtd. Notes, 9.00%, 10/01/18(b)	35,000	38,238

		53,988

Pharmaceuticals—1.20%
Axcan Intermediate Holdings Inc., Sr. Unsec. Global Notes, 12.75%, 03/01/16	95,000	106,162
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Gtd. Notes, 8.75%, 10/15/16(b)	100,000	106,625
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	50,000	50,250
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	30,000	29,663
7.00%, 10/01/20(b)	10,000	9,700
6.75%, 08/15/21(b)	90,000	85,950

		388,350

Property & Casualty Insurance—0.65%
Crum & Forster Holdings Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 05/01/17	125,000	130,625
XL Group PLC (Ireland)-Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50%(d)(e)	85,000	78,413

		209,038

Railroads—0.36%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 8.00%, 02/01/18	105,000	115,612

Real Estate Services—0.26%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	80,000	82,800

Regional Banks—1.81%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	25,000	23,187
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	170,000	164,900
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	115,000	108,100
Zions Bancorp., Unsec. Sub. Notes,
6.00%, 09/15/15	85,000	86,275
5.50%, 11/16/15	200,000	204,000

		586,462

Research & Consulting Services—0.16%
FTI Consulting Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	50,000	50,875

Semiconductor Equipment—0.48%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	150,000	156,375

Semiconductors—1.16%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	45,000	49,500
Sr. Unsec. Gtd. Notes, 10.75%, 08/01/20(b)	115,000	129,950
Sr. Unsec. Gtd. PIK Global Notes, 9.13%, 12/15/14	190,000	195,700

		375,150

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield Fund

	Principal
	Amount	Value

Specialized Consumer Services—0.05%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	$15,000	$15,263

Specialized Finance—1.65%
CIT Group Inc.,
Sec. Bonds, 7.00%, 05/01/17	385,000	385,722
Sec. Gtd. Notes, 6.63%, 04/01/18(b)	145,000	147,537

		533,259

Specialized REIT’s—0.47%
Host Hotels & Resorts Inc., Sr. Gtd. Global Notes, 6.00%, 11/01/20	75,000	73,875
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/15/22(b)	55,000	55,963
Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	20,000	21,050

		150,888

Specialty Chemicals—1.02%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	95,000	101,175
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.38%, 01/01/15	105,000	107,362
Nalco Co., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/19(b)	25,000	25,688
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	90,000	95,287

		329,512

Specialty Stores—0.51%
Michaels Stores Inc.,
Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	25,000	25,438
Sr. Unsec. Gtd. Sub. Disc. Global Notes, 13.00%, 11/01/16(f)	135,000	138,375

		163,813

Steel—0.80%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	110,000	113,025
FMG Resources Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	65,000	65,814
United States Steel Corp., Sr. Unsec. Notes,
7.00%, 02/01/18	55,000	57,338
7.38%, 04/01/20	20,000	21,050

		257,227

Systems Software—1.76%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	225,000	229,500
Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	345,000	339,825

		569,325

Tires & Rubber—0.54%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	165,000	174,488

Trading Companies & Distributors—1.90%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	105,000	110,250
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	180,000	189,900
Hertz Corp. (The), Sr. Unsec. Gtd. Notes,
7.50%, 10/15/18(b)	180,000	187,200
6.75%, 04/15/19(b)	50,000	49,750
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Notes, 8.25%, 02/01/21(b)	40,000	41,800
Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13 (Acquired 01/13/11; Cost $32,900)(b)	35,000	34,562

		613,462

Wireless Telecommunication Services—5.67%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	225,000	244,125
Cricket Communications, Inc.,
Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	115,000	122,331
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	125,000	125,937
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	100,000	104,625
Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)	100,000	106,500
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
7.88%, 09/01/18	65,000	69,591
6.63%, 11/15/20	95,000	94,644
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	85,000	94,350
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
6.90%, 05/01/19	385,000	397,031
6.88%, 11/15/28	20,000	18,525
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	150,000	167,250
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield Fund

		Principal
		Amount	Value

Wireless Telecommunication Services—(continued)
Wind Acquisition Finance S.A. (Luxembourg), Sr. Gtd. Sub. Notes, 11.75%, 07/15/17(b)		$250,000	$290,000

			1,834,909

Total U.S. Dollar Denominated Bonds & Notes (Cost $25,670,733)			27,152,038

Non-U.S. Dollar Denominated Bonds & Notes—11.07%(g)

Belgium—0.44%
Ontex IV, Sr. Notes, 9.00%, 04/15/19(b)	EUR	100,000	143,491

Canada—0.23%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	70,000	76,083

Croatia—0.36%
Agrokor D.D., Sr. Unsec. Gtd. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	75,000	115,058

Czech Republic—0.24%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	50,000	77,591

France—0.89%
CMA CGM S.A., Sr. Unsec. Bonds, 5.50%, 05/16/12(b)	EUR	200,000	287,690

Germany—0.47%
Hapag-Lloyd AG, Sr. Unsec. Gtd. Notes, 9.00%, 10/15/15(b)	EUR	100,000	150,931

Ireland—1.77%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	100,000	148,628
Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	95,000	131,621
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	200,000	291,233

			571,482

Japan—0.44%
eAccess Ltd, Sr. Gtd. Notes, 8.38%, 04/01/18(b)	EUR	100,000	143,757

Luxembourg—1.98%
Calcipar S.A., Sr. Unsec. Gtd. Floating Rate Notes, 2.21%, 07/01/14(b)(d)	EUR	125,000	169,177
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	50,000	72,543
ConvaTec Healthcare S.A., Sr. Sec. Notes, 7.38%, 12/15/17(b)	EUR	100,000	145,971
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	100,000	151,640
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	65,000	102,020

			641,351

Netherlands—0.23%
Polish Television Holding B.V., Sr. Sec. Bonds, 13.00%, 05/15/17(b)(f)	EUR	50,000	75,466

Sweden—0.25%
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	50,000	79,363

United Kingdom—3.17%
Bakkavor Finance 2 PLC, Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	GBP	100,000	149,994
ITV PLC,
Series 2005-1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 5.38%, 10/19/15	GBP	50,000	80,210
Series 2006-1 Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.38%, 01/05/17	GBP	50,000	83,668
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	77,591
Pipe Holdings PLC, Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(b)	GBP	100,000	166,036
R&R Ice Cream PLC, Sr. Sec. Notes, 8.38%, 11/15/17(b)	EUR	100,000	138,176
Towergate Finance PLC,
Sr. Sec. Gtd. Notes, 8.50%, 02/15/18(b)	GBP	100,000	163,629
Sr. Unsec. Gtd. Notes, 10.50%, 02/15/19(b)	GBP	100,000	165,234

			1,024,538

United States—0.60%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	150,000	192,915

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,459,457)			3,579,716

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield Fund

	Shares	Value

Preferred Stocks—1.78%

Consumer Finance—1.15%
Ally Financial, Inc.,
Series A, 8.50% Variable Rate Pfd.(d)	2,785	$69,263
Series G, 7.00% Pfd.(b)	241	224,266
GMAC Capital Trust I, Series 2, 8.13% Jr. Sub. Gtd. Variable Rate Pfd.(d)	3,060	78,030

		371,559

Diversified Metals & Mining—0.11%
Molycorp, Inc., Series A, 5.50% Conv. Pfd.	315	35,459

Industrial REIT’s—0.08%
DuPont Fabros Technology Inc., Series B, 7.63% Pfd.	1,065	26,465

Other Diversified Financial Services—0.30%
Citigroup Capital XIII, 7.88% Jr. Sub. Variable Rate Pfd.(d)	3,550	97,270

Tires & Rubber—0.14%
Goodyear Tire & Rubber Co. (The), 5.88% Conv. Pfd.	870	44,642

Total Preferred Stocks (Cost $501,323)		575,395

Common Stocks—0.00%

Independent Power Producers & Energy Traders—0.00%
SW Acquisition L.P. (h) (Cost $0)	1	0

Money Market Funds—2.44%
Liquid Assets Portfolio — Institutional Class (i)	394,015	394,015
Premier Portfolio — Institutional Class (i)	394,015	394,015

Total Money Market Funds (Cost $788,030)		788,030

TOTAL INVESTMENTS—99.27% (Cost $30,419,543)		32,095,179

OTHER ASSETS LESS LIABILITIES—0.73%		236,979

NET ASSETS—100.00%		$32,332,158

Investment Abbreviations:

CAD	—	Canadian Dollar

Conv.	—	Convertible

Ctfs.	—	Certificates

Deb.	—	Debenture

Disc.	—	Discounted

EUR	—	Euro

GBP	—	British Pound

Gtd.	—	Guaranteed

Jr.	—	Junior

Pfd.	—	Preferred

PIK	—	Payment in Kind

REIT	—	Real Estate Investment Trust

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured

Unsub.	—	Unsubordinated

Notes to Schedule of Investments:

(a)		Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)		Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $13,488,905, which represented 41.72% of the Fund’s Net Assets.

(c)		Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at March 31, 2011 represented 0.28% of the Fund’s Net Assets.

(d)		Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

(e)		Perpetual bond with no specified maturity date.

(f)		Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)		Foreign denominated security. Principal amount is denominated in currency indicated.

(h)		Non-income producing security.

(i)		The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen V.I. High Yield Fund

A.	Security Valuations —(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Van Kampen V.I. High Yield Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$989,795	$373,630	$0	$1,363,425
Corporate Debt Securities	—	30,731,754	—	30,731,754
	$989,795	$31,105,384	$0	$32,095,179
Foreign Currency Contracts*	—	(83,283)	—	(83,283)

Total Investments	$989,795	$31,022,101	$0	$32,011,896

*	Unrealized appreciation (depreciation).
Invesco Van Kampen V.I. High Yield Fund

NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

					Unrealized
Settlement		Contract to		Notional	Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)

05/09/11	Bank of Montreal	EUR 1,809,000	USD 2,468,662	$2,561,797	$(93,135)
06/08/11	Royal Bank of Canada	GBP 498,000	USD 807,984	798,132	9,852

Total open foreign currency contracts					$(83,283)

Currency Abbreviations:

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar
NOTE 4 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,734,967
Aggregate unrealized (depreciation) of investment securities	(64,968)

Net unrealized appreciation of investment securities	$1,669,999

Cost of investments for tax purposes is $30,425,180.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. High Yield Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen V.I. High Yield Fund

Invesco Van Kampen V.I. International Growth Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-VIIGE-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.03%

Australia—6.38%
BHP Billiton Ltd.	13,843	$663,462
Cochlear Ltd.	3,619	310,658
CSL Ltd.	8,586	317,316
QBE Insurance Group Ltd.	13,056	238,624
WorleyParsons Ltd.	16,088	515,527

		2,045,587

Belgium—1.61%
Anheuser-Busch InBev N.V.	9,053	516,398

Brazil—2.15%
Banco Bradesco S.A. -ADR	21,691	450,088
Petroleo Brasileiro S.A. -ADR	6,727	239,078

		689,166

Canada—6.53%
Agrium Inc.	2,317	213,967
Canadian National Railway Co.	2,242	169,162
Canadian Natural Resources Ltd.	6,729	332,737
Cenovus Energy Inc.	8,515	336,384
Encana Corp.	6,361	219,994
Fairfax Financial Holdings Ltd.	680	257,060
Suncor Energy, Inc.	7,851	352,101
Talisman Energy Inc.	8,585	212,256

		2,093,661

China—1.27%
Industrial & Commercial Bank of China Ltd. -Class H	490,000	406,328

Denmark—1.77%
Novo Nordisk A/S -Class B	4,544	569,552

France—7.08%
BNP Paribas	5,813	425,171
Cap Gemini S.A.	6,791	394,446
Cie Generale des Etablissements Michelin -Class B	2,071	174,926
Danone S.A.	6,015	392,933
Eutelsat Communications	5,232	208,985
Lafarge S.A.	2,633	164,241
Publicis Groupe S.A.	3,402	190,802
Total S.A.	5,281	321,484

		2,272,988

Germany—6.22%
Adidas AG	6,200	391,565
Bayer AG	4,308	333,592
Bayerische Motoren Werke AG	5,068	423,091
Fresenius Medical Care AG & Co. KGaA	4,833	324,588
Puma AG Rudolf Dassler Sport	567	166,546
SAP AG	5,832	357,805

		1,997,187

Hong Kong—1.84%
Hutchison Whampoa Ltd.	35,000	413,591
Li & Fung Ltd.	34,310	176,524

		590,115

India—1.50%
India Fund, Inc.	3,500	115,325
Infosys Technologies Ltd. -ADR	5,100	365,670

		480,995

Ireland—0.12%
Ryanair Holdings PLC	7,836	36,980

Israel—1.81%
Teva Pharmaceutical Industries Ltd. -ADR	11,578	580,868

Japan—9.45%
Canon, Inc.	7,300	317,697
Denso Corp.	7,800	258,812
FANUC CORP.	2,600	390,836
Keyence Corp.	1,100	278,859
Komatsu Ltd.	9,537	321,827
Nidec Corp.	6,995	605,482
Toyota Motor Corp.	9,600	383,999
Yamada Denki Co., Ltd.	7,100	472,751

		3,030,263

Mexico—3.01%
America Movil S.A.B. de C.V., Series L -ADR	8,464	491,758
Fomento Economico Mexicano, S.A.B. de C.V. — ADR	3,801	223,119
Grupo Televisa S.A.B. de C.V. -ADR(a)	10,287	252,340

		967,217

Netherlands—3.01%
Koninklijke (Royal) KPN N.V.	20,128	343,236
Koninklijke Ahold N.V.	23,837	319,845
Unilever N.V.	9,603	301,529

		964,610

Philippines—0.45%
Philippine Long Distance Telephone Co.	2,715	145,384

Russia—1.44%
Gazprom OAO -ADR	10,835	350,729
VimpelCom Ltd. -ADR	7,914	111,746

		462,475

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. International Growth Equity Fund

	Shares	Value

Singapore—3.04%
Keppel Corp. Ltd.	60,238	$587,804
United Overseas Bank Ltd.	26,000	387,783

		975,587

South Korea—2.27%
Hyundai Mobis	1,490	444,847
NHN Corp. (a)	1,619	282,637

		727,484

Sweden—3.27%
Kinnevik Investment A.B. -Class B	7,606	177,259
Swedbank A.B. -Class A	17,033	291,444
Telefonaktiebolaget LM Ericsson -Class B	21,892	281,525
Volvo A.B. -Class B (a)	17,017	299,258

		1,049,486

Switzerland—7.29%
ABB Ltd. (a)	8,936	215,142
Julius Baer Group Ltd.	8,248	357,937
Nestle S.A.	9,897	567,887
Novartis AG	7,935	430,399
Roche Holding AG	2,770	395,671
Syngenta AG (a)	1,144	371,785

		2,338,821

Taiwan—1.70%
Hon Hai Precision Industry Co., Ltd.	55,880	195,727
Taiwan Semiconductor Manufacturing Co. Ltd.	146,000	350,057

		545,784

Turkey—0.58%
Akbank T.A.S.	38,457	186,799

United Kingdom—21.24%
BG Group PLC	20,290	504,841
British American Tobacco PLC	10,493	421,671
Centrica PLC	83,483	435,655
Compass Group PLC	68,074	612,705
Imperial Tobacco Group PLC	18,974	586,545
Informa PLC	43,937	293,707
International Power PLC	78,141	386,092
Kingfisher PLC	73,054	288,180
Next PLC	9,197	292,128
Reckitt Benckiser Group PLC	3,756	192,934
Reed Elsevier PLC	37,279	322,938
Royal Dutch Shell PLC -Class B	12,265	445,101
Shire PLC	24,382	708,352
Smith & Nephew PLC	13,244	149,360
Tesco PLC	64,841	396,311
Vodafone Group PLC	168,798	477,940
WPP PLC	24,199	298,334

		6,812,794

Total Common Stocks & Other Equity Interests (Cost $24,222,232)		30,486,529

Money Market Funds—4.06%
Liquid Assets Portfolio — Institutional Class (b)	652,180	652,180
Premier Portfolio — Institutional Class (b)	652,180	652,180

Total Money Market Funds (Cost $1,304,360)		1,304,360

TOTAL INVESTMENTS—99.09% (Cost $25,526,592)		31,790,889

OTHER ASSETS LESS LIABILITIES—0.91%		290,999

NET ASSETS—100.00%		$32,081,888

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investments adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. International Growth Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen V.I. International Growth Equity Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Van Kampen V.I. International Growth Equity Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$1,382,125	$663,462	$—	$2,045,587
Belgium	—	516,398	—	516,398
Brazil	689,166	—	—	689,166
Canada	2,093,661	—	—	2,093,661
China	—	406,328	—	406,328
Denmark	—	569,552	—	569,552
France	2,272,988	—	—	2,272,988
Germany	658,180	1,339,007	—	1,997,187
Hong Kong	—	590,115	—	590,115
India	480,995	—	—	480,995
Ireland	36,980	—	—	36,980
Israel	580,868	—	—	580,868
Japan	1,181,991	1,848,272	—	3,030,263
Mexico	967,217	—	—	967,217
Netherlands	319,845	644,765	—	964,610
Philippines	145,384	—	—	145,384
Russia	462,475	—	—	462,475
Singapore	975,587	—	—	975,587
South Korea	727,484	—	—	727,484
Sweden	767,961	281,525	—	1,049,486
Switzerland	1,555,792	783,029	—	2,338,821
Taiwan	195,727	350,057	—	545,784
Turkey	186,799	—	—	186,799
United Kingdom	5,333,317	1,479,477	—	6,812,794
United States	1,304,360	—	—	1,304,360

Total Investments	$22,318,902	$9,471,987	$—	$31,790,889

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Van Kampen V.I. International Growth Equity Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $2,729,918 and $3,125,414, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,039,977
Aggregate unrealized (depreciation) of investment securities	(95,579)

Net unrealized appreciation of investment securities	$4,944,398

Cost of investments for tax purposes is $26,846,491.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. International Growth Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen V.I. International Growth Equity Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-VIMCG-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.07%

Aerospace & Defense—0.89%
BE Aerospace, Inc. (b)	9,506	$337,748
Goodrich Corp.	4,736	405,070

		742,818

Air Freight & Logistics—0.51%
Expeditors International of Washington, Inc.	4,197	210,438
UTI Worldwide, Inc.	10,471	211,933

		422,371

Apparel, Accessories & Luxury Goods—1.63%
Coach, Inc.	26,151	1,360,898

Application Software—4.59%
Autodesk, Inc. (b)	15,136	667,649
Citrix Systems, Inc. (b)	14,379	1,056,281
Salesforce.com, Inc. (b)	9,272	1,238,554
TIBCO Software Inc. (b)	31,450	857,013
VanceInfo Technologies Inc. -ADR (China) (b)	193	6,062

		3,825,559

Asset Management & Custody Banks—1.66%
Affiliated Managers Group, Inc. (b)	12,630	1,381,343

Auto Parts & Equipment—2.19%
BorgWarner, Inc. (b)	16,038	1,278,068
Gentex Corp.	18,141	548,765

		1,826,833

Automotive Retail—1.15%
O’Reilly Automotive, Inc. (b)	16,715	960,444

Biotechnology—1.57%
Human Genome Sciences, Inc. (b)	15,044	412,958
United Therapeutics Corp. (b)	13,351	894,784

		1,307,742

Broadcasting—1.27%
Discovery Communications, Inc. -Class A (b)	20,817	830,598
Discovery Communications, Inc. -Class C (b)	6,503	228,971

		1,059,569

Casinos & Gaming—0.58%
MGM Resorts International (b)	36,487	479,804

Coal & Consumable Fuels—1.00%
Alpha Natural Resources, Inc. (b) (c)	14,021	832,427

Communications Equipment—2.40%
Acme Packet, Inc. (b)	9,147	649,071
F5 Networks, Inc. (b)	8,019	822,509
Finisar Corp. (b)	19,996	491,901
Sycamore Networks, Inc.	1,402	34,251

		1,997,732

Computer Storage & Peripherals—0.91%
NetApp, Inc. (b)	15,805	761,485

Construction & Engineering—1.24%
Foster Wheeler AG (Switzerland) (b)	27,417	1,031,428

Construction & Farm Machinery & Heavy Trucks—4.45%
AGCO Corp. (b)	25,192	1,384,804
Navistar International Corp. (b)	17,325	1,201,142
Terex Corp. (b)	30,365	1,124,720

		3,710,666

Consumer Finance—1.37%
Discover Financial Services	47,396	1,143,192

Data Processing & Outsourced Services—0.48%
Alliance Data Systems Corp. (b)	4,660	400,247

Department Stores—2.15%
Macy’s, Inc.	21,801	528,892
Nordstrom, Inc.	28,165	1,264,045

		1,792,937

Electrical Components & Equipment—2.12%
Cooper Industries PLC (Ireland)	16,723	1,085,323
Regal-Beloit Corp.	9,191	678,571

		1,763,894

Electronic Components—2.02%
Amphenol Corp. -Class A	30,867	1,678,856

Fertilizers & Agricultural Chemicals—0.28%
Intrepid Potash, Inc. (b)	6,773	235,836

Health Care Equipment—2.52%
American Medical Systems Holdings, Inc. (b)	43,530	941,989
CareFusion Corp. (b)	30,703	865,825
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Growth Fund

	Shares	Value

Health Care Equipment—(continued)
NuVasive, Inc. (b)	11,556	$292,598

		2,100,412

Health Care Facilities—2.54%
Brookdale Senior Living Inc. (b)	31,351	877,828
Universal Health Services, Inc. -Class B	25,006	1,235,546

		2,113,374

Health Care Services—2.38%
DaVita, Inc. (b)	11,940	1,020,989
Quest Diagnostics Inc.	16,602	958,268

		1,979,257

Hotels, Resorts & Cruise Lines—2.94%
Ctrip.com International, Ltd. -ADR (China)(b)	8,974	372,331
Marriott International Inc. -Class A	20,510	729,746
Starwood Hotels & Resorts Worldwide, Inc.	23,172	1,346,757

		2,448,834

Household Products—0.56%
Church & Dwight Co., Inc.	5,918	469,534

Human Resource & Employment Services—1.71%
Manpower Inc.	2,853	179,397
Robert Half International, Inc.	40,740	1,246,644

		1,426,041

Industrial Machinery—2.68%
Flowserve Corp.	8,683	1,118,370
Gardner Denver Inc.	11,734	915,604
Kennametal Inc.	5,007	195,273

		2,229,247

Internet Retail—0.64%
Priceline.com Inc. (b)	1,047	530,243

Internet Software & Services—1.35%
Akamai Technologies, Inc. (b)	3,731	141,778
MercadoLibre Inc.	9,963	813,280
VeriSign, Inc.	4,664	168,883

		1,123,941

IT Consulting & Other Services—2.57%
Cognizant Technology Solutions Corp., Class A (b)	13,046	1,061,944
Teradata Corp. (b)	21,320	1,080,924

		2,142,868

Life Sciences Tools & Services—0.66%
Pharmaceutical Product Development, Inc.	19,821	549,240

Managed Health Care—1.05%
Aetna Inc.	23,429	876,947

Metal & Glass Containers—1.13%
Crown Holdings, Inc. (b)	24,353	939,539

Oil & Gas Equipment & Services—1.44%
Oil States International, Inc. (b)	13,270	1,010,378
Superior Energy Services, Inc. (b)	4,557	186,837

		1,197,215

Oil & Gas Exploration & Production—4.98%
Concho Resources Inc. (b)	12,110	1,299,403
Continental Resources, Inc. (b)	7,872	562,612
Oasis Petroleum Inc. (b)	1,888	59,699
Pioneer Natural Resources Co.	16,510	1,682,699
Plains Exploration & Production Co. (b)	15,050	545,261

		4,149,674

Packaged Foods & Meats—1.15%
Hershey Co. (The)	7,081	384,853
Sanderson Farms, Inc. (c)	12,496	573,816

		958,669

Pharmaceuticals—2.18%
Hospira, Inc. (b)	29,544	1,630,829
Shire PLC -ADR (Ireland)	2,167	188,745

		1,819,574

Precious Metals & Minerals—1.80%
Silver Wheaton Corp. (Canada)	17,240	747,527
Stillwater Mining Co. (b)	32,768	751,370

		1,498,897

Publishing—0.48%
McGraw-Hill Cos., Inc. (The)	10,182	401,171

Real Estate Services—1.12%
CB Richard Ellis Group, Inc. -Class A (b)	22,543	601,898
Jones Lang LaSalle Inc.	3,315	330,638

		932,536

Research & Consulting Services—0.78%
IHS Inc. -Class A (b)	7,352	652,490

Restaurants—0.44%
Buffalo Wild Wings Inc. (b)	6,720	365,770

Security & Alarm Services—0.74%
Corrections Corp. of America (b)	25,087	612,123

Semiconductor Equipment—1.58%
Lam Research Corp. (b)	22,745	1,288,732
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Growth Fund

	Shares	Value

Semiconductor Equipment—(continued)
Teradyne, Inc. (b)	1,504	$26,786

		1,315,518

Semiconductors—3.50%
Altera Corp.	16,741	736,939
Avago Technologies Ltd. (Singapore)	34,063	1,059,359
Cavium Networks, Inc. (b)	12,627	567,331
TriQuint Semiconductor, Inc. (b)	43,066	555,982

		2,919,611

Specialized Finance—1.59%
Moody’s Corp.	38,938	1,320,388

Specialty Chemicals—3.21%
Albemarle Corp.	17,916	1,070,839
LyondellBasell Industries N.V. -Class A (Netherlands) (b)	20,029	792,147
Nalco Holding Co.	29,826	814,548

		2,677,534

Specialty Stores—2.71%
Dick’s Sporting Goods, Inc. (b)	11,811	472,204
Staples, Inc.	40,996	796,142
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	20,573	990,179

		2,258,525

Systems Software—1.26%
Check Point Software Technologies Ltd. (Israel) (b)	20,621	1,052,702

Technology Distributors—0.33%
Avnet, Inc. (b)	8,151	277,868

Trading Companies & Distributors—1.15%
WESCO International, Inc. (b)	15,369	960,563

Trucking—2.63%
Hertz Global Holdings, Inc. (b)	64,378	1,006,228
J.B. Hunt Transport Services, Inc.	23,011	1,045,160
Swift Transportation Co. (b)	9,315	136,930

		2,188,318

Wireless Telecommunication Services—1.81%
NII Holdings Inc. (b)	22,223	926,032
SBA Communications Corp. -Class A (b)	14,648	581,233

		1,507,265

Total Common Stocks & Other Equity Interests (Cost $62,583,010)		76,711,969

Money Market Funds—3.51%
Liquid Assets Portfolio — Institutional Class (d)	1,460,111	1,460,111
Premier Portfolio — Institutional Class (d)	1,460,111	1,460,111

Total Money Market Funds (Cost $2,920,222)		2,920,222

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—95.58% (Cost $65,503,232)		79,632,191

Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds—1.33%
Liquid Assets Portfolio — Institutional Class (d) (e) (Cost $1,110,978)	1,110,978	1,110,978

TOTAL INVESTMENTS—96.91% (Cost $66,614,210)		80,743,169

OTHER ASSETS LESS LIABILITIES—3.09%		2,572,486

NET ASSETS—100.00%		$83,315,655

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen V.I. Mid Cap Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Van Kampen V.I. Mid Cap Growth Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$80,743,169	$—	$—	$80,743,169

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $29,364,846 and $35,989,052, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,247,985
Aggregate unrealized (depreciation) of investment securities	(405,880)

Net unrealized appreciation of investment securities	$13,842,105

Cost of investments for tax purposes is $66,901,064.
Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. Mid Cap Value Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-VIMCV-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.17%(a)

Aerospace & Defense—2.47%
Goodrich Corp.	96,129	$8,221,913

Alternative Carriers—2.16%
TW Telecom, Inc. (b)	374,541	7,191,187

Asset Management & Custody Banks—2.16%
Northern Trust Corp.	141,835	7,198,126

Computer Hardware—2.09%
Diebold, Inc.	196,098	6,953,635

Data Processing & Outsourced Services—2.49%
Fidelity National Information Services, Inc.	253,261	8,279,102

Diversified Banks—1.56%
Comerica, Inc.	141,024	5,178,401

Diversified Chemicals—1.09%
PPG Industries, Inc.	37,931	3,611,411

Electric Utilities—4.73%
Edison International	245,877	8,996,640
Great Plains Energy, Inc.	336,709	6,740,914

		15,737,554

Electronic Manufacturing Services—0.90%
Flextronics International Ltd. (Singapore)(b)	401,279	2,997,554

Food Distributors—1.70%
Sysco Corp.	204,357	5,660,689

Food Retail—1.51%
Safeway, Inc.	213,716	5,030,875

Health Care Distributors—1.25%
Henry Schein, Inc. (b)	59,441	4,170,975

Health Care Equipment—0.60%
Teleflex, Inc.	34,348	1,991,497

Health Care Facilities—4.94%
Brookdale Senior Living, Inc. (b)	309,943	8,678,404
HealthSouth Corp. (b)	310,526	7,756,940

		16,435,344

Heavy Electrical Equipment—1.63%
Babcock & Wilcox Co. (b)	161,912	5,404,623

Home Furnishings—1.85%
Mohawk Industries, Inc. (b)	100,657	6,155,176

Household Appliances—1.56%
Whirlpool Corp.	60,792	5,189,205

Housewares & Specialties—3.05%
Newell Rubbermaid, Inc.	529,610	10,131,439

Industrial Machinery—3.69%
Snap-on, Inc.	204,219	12,265,393

Insurance Brokers—4.15%
Marsh & McLennan Cos., Inc.	230,843	6,881,430
Willis Group Holdings PLC (Ireland)	171,393	6,917,421

		13,798,851

Integrated Oil & Gas—1.07%
Murphy Oil Corp.	48,458	3,557,786

Investment Banking & Brokerage—2.18%
Charles Schwab Corp. (The)	402,601	7,258,896

Motorcycle Manufacturers—3.15%
Harley-Davidson, Inc.	246,704	10,482,453

Multi-Utilities—2.82%
CenterPoint Energy, Inc.	187,480	3,292,149
Wisconsin Energy Corp.	199,509	6,085,024

		9,377,173

Office Electronics—2.95%
Zebra Technologies Corp., Class A (b)	249,838	9,803,643

Office Services & Supplies—2.68%
Avery Dennison Corp.	212,708	8,925,228

Oil & Gas Exploration & Production—2.15%
Pioneer Natural Resources Co.	70,101	7,144,694

Oil & Gas Storage & Transportation—6.50%
El Paso Corp.	647,923	11,662,614
Williams Cos., Inc. (The) (c)	319,278	9,955,088

		21,617,702

Packaged Foods & Meats—2.16%
ConAgra Foods, Inc.	302,463	7,183,496

Paper Packaging—2.03%
Sonoco Products Co.	185,976	6,737,910

Personal Products—1.53%
Avon Products, Inc.	188,289	5,091,335

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Value Fund

	Shares	Value

Property & Casualty Insurance—2.08%
ACE Ltd. (Switzerland)	107,111	$6,930,082

Regional Banks—5.14%
BB&T Corp.	202,015	5,545,312
First Horizon National Corp.	271,646	3,045,152
Wintrust Financial Corp.	149,534	5,495,374
Zions Bancorp.	129,725	2,991,458

		17,077,296

Restaurants—2.42%
Darden Restaurants, Inc.	163,808	8,047,887

Retail REIT’s—1.51%
Weingarten Realty Investors	200,600	5,027,036

Soft Drinks—1.02%
Coca-Cola Enterprises, Inc.	124,540	3,399,942

Specialty Chemicals—4.76%
Valspar Corp. (The)	180,420	7,054,422
W.R. Grace & Co. (b)	228,850	8,762,667

		15,817,089

Specialty Stores—1.79%
Staples, Inc.	306,074	5,943,957

Trucking—0.65%
Swift Transportation Co. (b)	145,979	2,145,891

Total Common Stocks & Other Equity Interests (Cost $256,313,394)		313,172,446

Money Market Funds—5.57%
Liquid Assets Portfolio — Institutional Class (d)	9,260,285	9,260,285
Premier Portfolio — Institutional Class (d)	9,260,284	9,260,284

Total Money Market Funds (Cost $18,520,569)		18,520,569

TOTAL INVESTMENTS—99.74% (Cost $274,833,963)		331,693,015

OTHER ASSETS LESS LIABILITIES—0.26%		861,579

NET ASSETS—100.00%		$332,554,594

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1E and Note 4.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen V.I. Mid Cap Value Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
     When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written
Invesco Van Kampen V.I. Mid Cap Value Fund

option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
     When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
F.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$331,693,015	$—	$—	$331,693,015

Invesco Van Kampen V.I. Mid Cap Value Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $29,075,948 and $40,213,476, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$59,357,699
Aggregate unrealized (depreciation) of investment securities	(3,450,127)

Net unrealized appreciation of investment securities	$55,907,572

Cost of investments for tax purposes is $275,785,443.
NOTE 4 — Option Contracts Written
Transactions During the Period

	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	215	$67,120
Written	1,400	193,320
Expired	(215)	(67,120)

End of period	1,400	$193,320

Open Options Written

						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)

Calls
Williams Cos., Inc. (The)	May-11	$28	1,400	$193,320	$504,000	$(310,680)

Invesco Van Kampen V.I. Mid Cap Value Fund

Invesco Van Kampen V.I. Value Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-VIVAL-QTR-1	03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—98.81%

Aerospace & Defense—1.32%
Honeywell International Inc.	5,542	$330,913

Aluminum—1.66%
Alcoa Inc.	23,530	415,304

Asset Management & Custody Banks—2.47%
Bank of New York Mellon Corp. (The)	16,729	499,695
State Street Corp.	2,635	118,417

		618,112

Automobile Manufacturers—0.73%
General Motors Co. (b)	5,925	183,853

Cable & Satellite—6.02%
Comcast Corp. -Class A	37,903	936,962
DIRECTV -Class A (b)	3,116	145,829
Time Warner Cable Inc.	5,980	426,613

		1,509,404

Communications Equipment—0.75%
Cisco Systems, Inc.	11,015	188,907

Computer Hardware—3.43%
Dell Inc. (b)	21,240	308,192
Hewlett-Packard Co.	13,448	550,965

		859,157

Data Processing & Outsourced Services—0.32%
Western Union Co.	3,815	79,238

Department Stores—0.26%
Macy’s, Inc.	2,682	65,065

Diversified Banks—2.14%
U.S. Bancorp	6,464	170,844
Wells Fargo & Co.	11,502	364,613

		535,457

Drug Retail—1.49%
CVS Caremark Corp.	10,887	373,642

Electric Utilities—1.94%
American Electric Power Co., Inc.	3,036	106,685
FirstEnergy Corp.	4,891	181,407
PPL Corp.	7,855	198,732

		486,824

Electrical Components & Equipment—0.82%
Emerson Electric Co.	3,526	206,024

General Merchandise Stores—0.64%
Target Corp.	3,200	160,032

Health Care Distributors—1.22%
Cardinal Health, Inc.	7,416	305,020

Home Improvement Retail—1.58%
Home Depot, Inc. (The)	4,210	156,023
Lowe’s Cos., Inc.	9,108	240,724

		396,747

Household Products—0.31%
Procter & Gamble Co. (The)	1,266	77,986

Hypermarkets & Super Centers—1.03%
Wal-Mart Stores, Inc.	4,976	259,001

Industrial Conglomerates—2.74%
General Electric Co.	18,118	363,266
Textron Inc.	6,750	184,883
Tyco International Ltd.	3,099	138,742

		686,891

Industrial Machinery—1.69%
Ingersoll-Rand PLC (Ireland)	8,766	423,485

Integrated Oil & Gas—6.77%
BP PLC -ADR (United Kingdom)	6,213	274,242
Chevron Corp.	5,778	620,730
ConocoPhillips	1,593	127,217
Royal Dutch Shell PLC -ADR (United Kingdom)	6,542	476,650
Total S.A. -ADR (France)	3,236	197,299

		1,696,138

Integrated Telecommunication Services—3.04%
AT&T Inc.	11,052	338,191
Verizon Communications Inc.	11,004	424,094

		762,285

Internet Software & Services—3.46%
eBay Inc. (b)	14,861	461,285
Yahoo! Inc. (b)	24,357	405,544

		866,829

Investment Banking & Brokerage—2.37%
Goldman Sachs Group, Inc. (The)	1,874	296,973
Morgan Stanley	10,899	297,760

		594,733

IT Consulting & Other Services—0.42%
Accenture PLC -Class A (Ireland)	1,902	104,553

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Value Fund

	Shares	Value
Life & Health Insurance—2.94%
Aflac, Inc.	1,954	$103,132
MetLife, Inc.	7,639	341,693
Torchmark Corp.	4,407	292,977

		737,802

Managed Health Care—2.69%
UnitedHealth Group, Inc.	10,551	476,905
WellPoint Inc.	2,840	198,204

		675,109

Movies & Entertainment—6.33%
News Corp. -Class B	20,174	375,640
Time Warner Inc.	9,895	353,251
Viacom Inc. -Class B	18,456	858,573

		1,587,464

Multi-Utilities—0.29%
Sempra Energy	1,371	73,348

Oil & Gas Drilling—0.63%
Noble Corp.	3,463	157,982

Oil & Gas Equipment & Services—4.31%
Halliburton Co.	14,459	720,637
Weatherford International Ltd. (b)	15,922	359,837

		1,080,474

Other Diversified Financial Services—6.46%
Bank of America Corp.	35,261	470,029
Citigroup Inc. (b)	82,284	363,695
JPMorgan Chase & Co.	17,067	786,789

		1,620,513

Packaged Foods & Meats—3.95%
Kraft Foods, Inc. -Class A	16,959	531,834
Unilever N.V. -New York Shares (Netherlands)	14,648	459,362

		991,196

Paper Products—3.14%
International Paper Co.	26,120	788,302

Personal Products—0.44%
Avon Products, Inc.	4,073	110,134

Pharmaceuticals—8.16%
Abbott Laboratories	2,670	130,964
Bristol-Myers Squibb Co.	18,766	495,985
GlaxoSmithKline PLC -ADR (United Kingdom)	5,830	223,930
Merck & Co., Inc.	12,019	396,747
Pfizer Inc.	31,267	635,033
Roche Holdings AG -ADR (Switzerland)	4,558	163,418

		2,046,077

Property & Casualty Insurance—3.33%
Allstate Corp. (The)	1,582	50,276
Chubb Corp. (The)	7,889	483,675
Travelers Cos., Inc. (The)	5,065	301,266

		835,217

Regional Banks—1.39%
PNC Financial Services Group, Inc.	5,525	348,020

Semiconductor Equipment—0.59%
KLA-Tencor Corp.	3,136	148,552

Semiconductors—0.57%
Intel Corp.	7,087	142,945

Soft Drinks—1.33%
Coca-Cola Co. (The)	3,492	231,694
PepsiCo, Inc.	1,572	101,253

		332,947

Specialty Stores—0.68%
Staples, Inc.	8,797	170,838

Systems Software—1.99%
Microsoft Corp.	19,636	497,969

Wireless Telecommunication Services—0.97%
Vodafone Group PLC -ADR (United Kingdom)	8,423	242,161

Total Common Stocks & Other Equity Interests (Cost $21,038,485)		24,772,650

Money Market Funds—0.95%
Liquid Assets Portfolio — Institutional Class (c)	119,527	119,527
Premier Portfolio — Institutional Class (c)	119,527	119,527

Total Money Market Funds (Cost $239,054)		239,054

TOTAL INVESTMENTS—99.76% (Cost $21,277,539)		25,011,704

OTHER ASSETS LESS LIABILITIES—0.24%		60,459

NET ASSETS—100.00%		$25,072,163

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen V.I. Value Fund

A. Security Valuations — (continued)
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Value Fund

     During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$24,848,286	$163,418	$—	$25,011,704

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $1,789,800 and $2,205,201, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,202,451
Aggregate unrealized (depreciation) of investment securities	(765,968)

Net unrealized appreciation of investment securities	$3,436,483

Cost of investments for tax purposes is $21,575,221.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen V.I. Comstock Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization was consummated on May 2, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen V.I. Value Fund

Item 2.	Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	May 27, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	May 27, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 27, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.